UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:      949-219-6767

Date of fiscal year end:     March 31

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	2,519,827	$24,921,094
PF Inflation Managed Fund ‘P’	3,073,537	26,586,099
PF Managed Bond Fund ‘P’	11,642,972	126,209,816
PF Short Duration Bond Fund ‘P’	4,999,643	50,096,419
Pacific Funds Core Income ‘P’	386,057	4,096,068
Pacific Funds High Income ‘P’	2,195,047	22,674,832
PF Emerging Markets Debt Fund ‘P’	2,708,719	24,540,991
PF Comstock Fund ‘P’	713,954	12,287,148
PF Growth Fund ‘P’	256,386	4,961,069
PF Large-Cap Growth Fund ‘P’	565,779	6,206,590
PF Large-Cap Value Fund ‘P’	1,249,158	20,711,044
PF Main Street Core Fund ‘P’	288,830	4,147,599
PF Mid-Cap Equity Fund ‘P’	515,910	6,144,492
PF Mid-Cap Growth Fund ‘P’	473,249	4,103,068
PF International Large-Cap Fund ‘P’	645,890	12,039,390
PF International Value Fund ‘P’	827,345	8,041,790
PF Absolute Return Fund ‘P’ •	1,671,353	16,479,542
PF Currency Strategies Fund ‘P’	865,086	8,175,061
PF Equity Long /Short Fund ‘P’ •	1,253,983	12,615,067
PF Global Absolute Return Fund ‘P’	1,653,297	16,615,640

Total Affiliated Mutual Funds (Cost $383,408,613)		411,652,819

TOTAL INVESTMENTS - 100.1% (Cost $383,408,613)		411,652,819

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(359,928)

NET ASSETS - 100.0%		$411,292,891

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PF Floating Rate Loan Fund ‘P’	2,934,362	$29,020,839
PF Inflation Managed Fund ‘P’	3,968,229	34,325,181
PF Managed Bond Fund ‘P’	10,518,915	114,025,037
PF Short Duration Bond Fund ‘P’	3,784,259	37,918,272
Pacific Funds Core Income ‘P’	431,606	4,579,344
Pacific Funds High Income ‘P’	2,509,703	25,925,230
PF Emerging Markets Debt Fund ‘P’	3,156,360	28,596,626
PF Comstock Fund ‘P’	1,662,674	28,614,624
PF Growth Fund ‘P’	806,020	15,596,485
PF Large-Cap Growth Fund ‘P’	1,739,084	19,077,756
PF Large-Cap Value Fund ‘P’	2,618,055	43,407,351
PF Main Street Core Fund ‘P’	2,017,829	28,976,029
PF Mid-Cap Equity Fund ‘P’	1,441,735	17,171,059
PF Mid-Cap Growth Fund ‘P’	661,261	5,733,134
PF Small-Cap Growth Fund ‘P’	410,236	6,235,584
PF Small-Cap Value Fund ‘P’	539,092	5,579,598
PF Emerging Markets Fund ‘P’	822,947	11,249,693
PF International Large-Cap Fund ‘P’	903,421	16,839,762
PF International Small-Cap Fund ‘P’ *	1,283,977	14,393,382
PF International Value Fund ‘P’	1,156,188	11,238,143
PF Absolute Return Fund ‘P’ *	1,926,907	18,999,298
PF Currency Strategies Fund ‘P’	1,815,543	17,156,881
PF Equity Long /Short Fund ‘P’ *	1,752,072	17,625,844
PF Global Absolute Return Fund ‘P’	2,310,373	23,219,253

Total Affiliated Mutual Funds (Cost $514,116,455)		575,504,405

TOTAL INVESTMENTS - 100.0% (Cost $514,116,455)		575,504,405

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(456)

NET ASSETS - 100.0%		$575,503,949

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$411,652,819	$411,652,819	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$575,504,405	$575,504,405	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	5,050,309	$49,947,554
PF Inflation Managed Fund ‘P’	4,905,809	42,435,246
PF Managed Bond Fund ‘P’	17,758,149	192,498,339
PF Short Duration Bond Fund ‘P’	5,260,579	52,710,997
Pacific Funds Core Income ‘P’	773,816	8,210,189
Pacific Funds High Income ‘P’	6,399,205	66,103,788
PF Emerging Markets Debt Fund ‘P’	6,310,231	57,170,693
PF Comstock Fund ‘P’	6,677,296	114,916,265
PF Growth Fund ‘P’	2,997,279	57,997,350
PF Large-Cap Growth Fund ‘P’	6,802,969	74,628,567
PF Large-Cap Value Fund ‘P’	9,011,724	149,414,382
PF Main Street Core Fund ‘P’	6,945,914	99,743,326
PF Mid-Cap Equity Fund ‘P’	5,514,439	65,676,971
PF Mid-Cap Growth Fund ‘P’	3,793,877	32,892,913
PF Small-Cap Growth Fund ‘P’	1,685,310	25,616,710
PF Small-Cap Value Fund ‘P’	6,493,358	67,206,260
PF Real Estate Fund ‘P’	1,012,989	15,427,831
PF Emerging Markets Fund ‘P’	4,086,499	55,862,448
PF International Large-Cap Fund ‘P’	4,123,561	76,863,175
PF International Small-Cap Fund ‘P’ *	5,156,456	57,803,871
PF International Value Fund ‘P’	5,316,091	51,672,402
PF Absolute Return Fund ‘P’ *	5,024,871	49,545,227
PF Currency Strategies Fund ‘P’	6,890,059	65,111,054
PF Equity Long /Short Fund ‘P’ *	6,701,057	67,412,634
PF Global Absolute Return Fund ‘P’	4,970,423	49,952,751

Total Affiliated Mutual Funds (Cost $1,406,525,479)		1,646,820,943

TOTAL INVESTMENTS - 100.1% (Cost $1,406,525,479)		1,646,820,943

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,101,400)

NET ASSETS - 100.0%		$1,645,719,543

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PF Inflation Managed Fund ‘P’	1,320,258	$11,420,232
PF Managed Bond Fund ‘P’	7,436,833	80,615,268
PF Short Duration Bond Fund ‘P’	585,842	5,870,140
Pacific Funds High Income ‘P’	2,244,820	23,188,994
PF Emerging Markets Debt Fund ‘P’	1,897,353	17,190,020
PF Comstock Fund ‘P’	5,019,407	86,383,989
PF Growth Fund ‘P’	2,403,309	46,504,023
PF Large-Cap Growth Fund ‘P’	5,303,411	58,178,421
PF Large-Cap Value Fund ‘P’	6,322,459	104,826,373
PF Main Street Core Fund ‘P’	7,309,797	104,968,685
PF Mid-Cap Equity Fund ‘P’	7,641,149	91,006,079
PF Mid-Cap Growth Fund ‘P’	3,327,242	28,847,185
PF Small-Cap Growth Fund ‘P’	3,153,246	47,929,346
PF Small-Cap Value Fund ‘P’	7,402,774	76,618,707
PF Real Estate Fund ‘P’	1,438,381	21,906,539
PF Emerging Markets Fund ‘P’	3,874,449	52,963,724
PF International Large-Cap Fund ‘P’	3,748,956	69,880,541
PF International Small-Cap Fund ‘P’ *	4,134,461	46,347,304
PF International Value Fund ‘P’	4,905,313	47,679,639
PF Absolute Return Fund ‘P’ *	1,762,711	17,380,334
PF Currency Strategies Fund ‘P’	4,856,234	45,891,411
PF Equity Long/Short Fund ‘P’ *	4,701,300	47,295,074
PF Global Absolute Return Fund ‘P’	2,324,824	23,364,484

Total Affiliated Mutual Funds (Cost $947,444,235)		1,156,256,512

TOTAL INVESTMENTS - 100.0% (Cost $947,444,235)		1,156,256,512

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(444,196)

NET ASSETS - 100.0%		$1,155,812,316

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,646,820,943	$1,646,820,943	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,156,256,512	$1,156,256,512	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PF Managed Bond Fund ‘P’	775,589	$8,407,388
PF Emerging Markets Debt Fund ‘P’	296,539	2,686,642
PF Comstock Fund ‘P’	1,470,963	25,315,280
PF Growth Fund ‘P’	704,291	13,628,027
PF Large-Cap Growth Fund ‘P’	1,709,631	18,754,657
PF Large-Cap Value Fund ‘P’	1,852,752	30,718,620
PF Main Street Core Fund ‘P’	2,142,109	30,760,686
PF Mid-Cap Equity Fund ‘P’	2,380,918	28,356,736
PF Mid-Cap Growth Fund ‘P’	1,365,106	11,835,467
PF Small-Cap Growth Fund ‘P’	924,121	14,046,633
PF Small-Cap Value Fund ‘P’	2,336,173	24,179,395
PF Real Estate Fund ‘P’	648,507	9,876,767
PF Emerging Markets Fund ‘P’	1,808,715	24,725,139
PF International Large-Cap Fund ‘P’	1,390,804	25,924,587
PF International Small-Cap Fund ‘P’ *	1,514,451	16,977,000
PF International Value Fund ‘P’	1,810,834	17,601,307
PF Absolute Return Fund ‘P’ *	172,187	1,697,759
PF Currency Strategies Fund ‘P’	1,449,394	13,696,772
PF Equity Long/Short Fund ‘P’ *	1,377,664	13,859,299
PF Global Absolute Return Fund ‘P’	681,284	6,846,905

Total Affiliated Mutual Funds (Cost $261,445,900)		339,895,066

TOTAL INVESTMENTS - 100.0% (Cost $261,445,900)		339,895,066

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(145,734)

NET ASSETS - 100.0%		$339,749,332

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.7%

PF Inflation Managed Fund ‘P’	22,096	$191,130
Pacific Funds Floating Rate Income ‘P’	48,455	487,945
PF Emerging Markets Debt Fund ‘P’	56,014	507,485
PF Real Estate Fund ‘P’	12,100	184,288
PF Emerging Markets Fund ‘P’	23,082	315,536
PF International Small-Cap Fund ‘P’ *	32,222	361,213
PF Absolute Return Fund ‘P’ *	67,176	662,352
PF Currency Strategies Fund ‘P’	148,753	1,405,718
PF Equity Long/Short Fund ‘P’ *	61,066	614,327
PF Global Absolute Return Fund ‘P’	144,981	1,457,055

Total Affiliated Mutual Funds (Cost $6,256,961)		6,187,049

TOTAL INVESTMENTS - 99.7% (Cost $6,256,961)		6,187,049

OTHER ASSETS & LIABILITIES, NET - 0.3%		20,752

NET ASSETS - 100.0%		$6,207,801

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$339,895,066	$339,895,066	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$6,187,049	$6,187,049	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%

Education Management Corp Series A1 *	1,358	$71,295

Total Convertible Preferred Stocks (Cost $964)		71,295

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp	1,220,450	32,952

Total Common Stocks (Cost $693)		32,952

	Principal Amount
SENIOR LOAN NOTES - 96.9%

Consumer Discretionary - 26.5%

99 Cents Only Stores Tranche B-2 4.500% due 01/11/19 §	$588,344	547,149
Acosta Inc Term B 4.250% due 09/26/21 §	400,000	399,583
Affinia Group Inc Tranche B-2 4.750% due 04/27/20 §	498,999	500,091
Amaya Holdings BV Term B (1st Lien) 5.000% due 08/01/21 §	967,688	967,486
Answers Corp (1st Lien) 6.250% due 10/01/21 §	149,250	129,474
ARG IH Corp 4.750% due 11/15/20 §	488,044	490,606
Ascend Learning LLC (1st Lien) 5.500% due 07/31/19 §	669,850	672,362
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	125,000	127,219
Tranche B-1
5.000% due 05/24/19 §	971,452	974,353
Auction.Com LLC 6.000% due 05/12/19 §	124,688	124,064
Bass Pro Group LLC 4.000% due 06/05/20 §	249,375	249,894
Block Communications Inc Term B 4.000% due 11/07/21 §	24,813	24,937
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	505,105	507,034
Burlington Coat Factory Warehouse Corp Term B-3 4.250% due 08/13/21 §	69,813	69,892
Caesars Entertainment Operating Co Inc Term B-6 1.500% due 03/01/17 § Ω	217,047	194,955
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	98,750	98,256
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	396,489	386,742
Cirque du Soleil (1st Lien) due 06/30/22 µ	50,000	50,063
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	1,000,000	1,004,375
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	540,607	514,590
CWC Cayman Finance Ltd 5.500% due 11/25/16 §	50,000	50,125

	Principal Amount	Value
David’s Bridal Inc 5.000% due 10/11/19 §	$71,658	$68,949
Dayco Products LLC 5.250% due 12/12/19 §	297,989	299,479
Education Management II LLC
Tranche A
5.500% due 07/02/20 §	101,866	77,163
Tranche B
8.500% due 07/02/20 §	172,596	110,893
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	90,250	89,724
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	91,250	91,076
Fender Musical Instruments Corp 5.750% due 04/03/19 §	32,750	32,780
Getty Images Inc 4.750% due 10/18/19 §	958,584	714,864
Go Daddy Operating Co LLC 4.250% due 05/13/21 §	557,599	558,906
Horizon Global Corp Term B due 05/26/21 µ	50,000	49,531
Houghton Mifflin Harcourt Co 4.000% due 05/28/21 §	50,000	49,844
Hubbard Radio LLC 4.250% due 05/27/22 §	73,958	73,889
iHeartCommunications Inc
Tranche D
6.937% due 01/30/19 §	367,529	340,270
Tranche E
7.687% due 07/30/19 §	118,204	111,037
J Crew Group Inc 4.000% due 03/05/21 §	396,000	343,283
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	537,547	523,437
Landry’s Inc 4.000% due 04/30/18 §	7,906	7,943
Laureate Education Inc 5.000% due 06/15/18 §	289,424	271,335
Life Time Fitness Inc 4.250% due 06/10/22 §	150,000	149,086
McGraw-Hill Global Education Holdings LLC Term B 4.750% due 03/22/19 §	83,658	84,181
MediArena Acquisition BV Term B (1st Lien) 6.750% due 08/13/21 §	199,438	197,692
MGM Resorts International Term B 3.500% due 12/20/19 §	292,500	290,977
Michaels Stores Inc
4.000% due 01/28/20 §	124,063	124,502
Term B
3.750% due 01/28/20 §	318,500	317,936
MPG HOLDCO Tranche B-1 3.750% due 10/20/21 §	1,118,587	1,119,049
New Red Finance Inc Term B-2 3.750% due 12/12/21 §	884,049	884,602
Nord Anglia Education Finance LLC 4.500% due 03/31/21 §	497,487	498,731
Party City Holdings Inc 4.000% due 07/27/19 §	886,832	886,901
Petco Animal Supplies Inc 4.000% due 11/24/17 §	477,500	478,171
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	675,000	675,115
Pilot Travel Centers LLC Tranche B 4.250% due 10/01/21 §	272,250	275,775
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	82,017	82,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
ProQuest LLC 5.250% due 10/24/21 §	$ 99,750	$ 100,290
Scientific Games International Inc
6.000% due 10/18/20 §	467,875	468,372
Term B-2
6.000% due 10/01/21 §	124,375	124,439
Seaworld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	563,266	544,696
Serta Simons Holdings LLC Term B 4.250% due 10/01/19 §	939,808	941,806
Springer Science Business Media Two GmbH
due 08/14/20 µ	300,000	301,219
Term B9
4.750% due 08/14/20 §	49,763	49,965
SRAM LLC Term B 4.027% due 04/04/20 §	191,911	191,911
Steinway Musical Instruments Inc (1st Lien) 4.750% due 09/19/19 §	293,274	293,824
SurveyMonkey.com LLC 5.500% due 02/07/19 §	497,455	502,119
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	1,187,500	1,191,211
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	125,955	126,506
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	541,767	539,397
The Servicemaster Co LLC 4.250% due 07/01/21 §	498,744	500,122
TI Group Automotive Systems due 06/22/22 µ	150,000	149,250
Town Sports International LLC 4.500% due 11/15/20 §	141,566	113,017
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	479,644	454,163
Travelport Finance SARL (Luxembourg) 5.750% due 09/08/20 §	303,799	305,192
TWCC Holding Corp
(2nd Lien)
7.000% due 06/26/20 §	100,000	93,583
Term B-1
5.750% due 02/11/17 §	649,153	642,256
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	561,819	558,932
Wash MultiFamily Acquisition Inc (1st Lien)
4.250% due 04/30/22 §	25,000	24,906
Weight Watchers International Inc Tranche B-2 4.000% due 04/02/20 §	757,563	368,744
WNA Holdings Inc
4.500% due 06/07/20 §	465,733	464,568
Zuffa LLC 3.750% due 02/25/20 §	493,675	488,044

		27,501,001

Consumer Staples - 9.2%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	440,666	441,823
Albertson’s LLC Term B-2 5.375% due 03/21/19 §	1,220,942	1,227,429
Charger OpCo BV Term B-1 4.250% due 07/23/21 §	300,000	301,500
Clearwater Seafoods Ltd Partnership Term B 4.750% due 06/26/19 §	428,973	429,509
Del Monte Foods Inc (1st Lien) 4.250% due 02/18/21 §	844,347	807,407
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	534,492	535,494

	Principal Amount	Value
Flavors Holdings Inc Tranche B (1st Lien) 6.750% due 04/03/20 §	$ 96,250	$ 92,761
High Liner Foods Inc 4.250% due 04/24/21 §	98,750	98,812
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	323,375
New Albertson’s Inc Term B 4.750% due 06/30/21 §	1,141,375	1,144,371
Post Holdings Inc 3.750% due 06/02/21 §	74,811	74,591
Reynolds Group Holdings Inc
due 12/01/18 µ	300,000	301,163
4.500% due 12/01/18 §	566,389	568,584
Spectrum Brands Inc 3.750% due 06/23/22 §	250,000	250,886
Supervalu Inc 4.500% due 03/21/19 §	1,448,327	1,453,347
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	266,932	259,592
US Foods Inc 4.500% due 03/31/19 §	1,251,981	1,255,893

		9,566,537

Energy - 6.9%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 §	73,313	53,060
Arch Coal Inc 6.250% due 05/16/18 §	388,200	268,828
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	973,933	961,758
Chesapeake Finance 2 Ltd Tranche B 4.250% due 09/30/20 §	49,375	49,293
CITGO Holding Inc 9.500% due 05/12/18 §	224,083	225,168
CITGO Petroleum Corp Term B 4.500% due 07/29/21 §	1,017,313	1,018,796
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	148,875	127,437
Energy Transfer Equity LP
3.250% due 12/02/19 §	225,000	223,805
4.000% due 12/02/19 §	46,471	46,537
Fieldwood Energy LLC
3.875% due 10/01/18 §	1,115,304	1,064,278
(2nd Lien)
8.375% due 09/30/20 §	200,000	153,500
MEG Energy Corp 3.750% due 03/31/20 §	1,053,124	1,032,569
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	113,837	114,121
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	100,000	40,250
Seadrill Operating LP 4.000% due 02/21/21 §	492,809	374,359
Sheridan Investment Partners I LLC Tranche B-2 4.250% due 10/01/19 §	443,112	391,416
Sheridan Investment Partners II LP
4.250% due 12/11/20 §	413,078	369,016
4.250% due 12/16/20 §	21,430	19,144
Term A2
4.250% due 12/11/20 §	57,462	51,333
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	58,716	51,866
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	35,864	31,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Targa Resources Corp 5.750% due 02/27/22 §	$ 37,209	$ 37,616
Tervita Corp 6.250% due 05/15/18 §	453,051	426,057

		7,131,887

Financials - 7.7%

Altisource Solutions SARL Term B (Luxembourg) Term B 4.500% due 12/09/20 §	320,118	285,705
American Beacon Advisors Inc Term B 5.500% due 03/15/22 §	50,000	50,564
Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	122,062	123,174
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	497,421	496,178
Citco Funding LLC 4.250% due 06/29/18 §	528,760	529,752
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	222,684	222,817
First Data Corp
due 06/25/22 µ	100,000	99,703
Term C1
3.687% due 03/24/18 §	623,620	622,403
(2nd Lien)
3.687% due 09/24/18 §	200,000	199,688
Grosvenor Capital Management Holdings LLLP 3.750% due 01/04/21 §	1,100,000	1,096,563
Guggenheim Partners Investment Management Holdings LLC 4.250% due 07/22/20 §	1,264,161	1,270,482
Harbourvest Partners LP 3.250% due 02/04/21 §	308,680	307,136
ION Trading Technologies SARL (1st Lien) 4.250% due 06/10/21 §	154,412	153,189
MCS AMS Sub-Holdings LLC 7.000% due 10/15/19 § +	67,969	52,322
MJ Acquisition Group Tranche B (1st Lien) 4.000% due 06/01/22 §	25,000	25,000
NXT Capital Inc 6.250% due 05/29/20 §	74,810	75,184
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	839,090	837,386
PGX Holdings Inc (1st Lien)
due 09/29/20 µ	170,000	171,133
6.250% due 09/29/20 §	72,254	72,736
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	232,291	231,783
Salient Partners LP 7.500% due 06/09/21 §	100,000	98,500
Shield Finance Co SARL Term B 5.000% due 01/29/21 §	98,750	99,305
USI Inc 4.250% due 12/27/19 §	299,239	299,800
Walker & Dunlop Inc 5.250% due 12/20/20 §	272,095	274,136
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	278,419	263,686

		7,958,325

Health Care - 13.2%

Acadia Healthcare Co Inc Tranche B 4.250% due 02/11/22 §	24,875	25,041
ADMI Corp 5.500% due 04/29/22 §	50,000	50,250
Alere Inc Term B due 06/08/22 µ	200,000	200,486

	Principal Amount	Value
AMAG Pharmaceuticals Inc 7.250% due 11/12/20 §	$ 71,250	$ 72,141
Amneal Pharmaceuticals 4.506% due 11/01/19 §	503,702	504,961
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	635,360	637,477
Auris Luxembourg III Facility B2 5.500% due 01/17/22 §	99,750	99,625
Aveta Inc 9.750% due 12/30/17 §	46,847	38,180
BioScrip Inc
6.500% due 07/31/20 §	187,500	186,250
Term B
6.500% due 07/31/20 §	312,500	310,417
Carecore National LLC 5.500% due 03/05/21 §	472,420	474,782
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	342,566	342,994
Term H
4.000% due 01/27/21 §	630,315	631,934
CPI Buyer LLC (1st Lien) 5.500% due 08/16/21 §	298,124	298,124
DJO Finance LLC 4.250% due 06/08/20 §	325,000	325,975
Horizon Pharma Inc 4.500% due 05/07/21 §	325,000	326,524
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	992,366	995,002
IMS Health Inc Term B 3.500% due 03/17/21 §	548,409	545,582
Indivior Finance SARL 7.000% due 12/19/19 §	146,250	142,959
InVentiv Health Inc Term B-4 7.750% due 05/15/18 §	963,957	964,759
JLL/Delta Dutch Newco BV
4.250% due 03/11/21 §	495,000	492,702
Kindred Healthcare Inc 4.250% due 04/09/21 §	1,192,975	1,196,322
Millennium Laboratories LLC Tranche B 5.250% due 04/16/21 §	767,250	321,286
MMM Holdings Inc 9.750% due 12/12/17 §	64,439	52,518
National Mentor Holdings Inc Tranche B 4.250% due 01/31/21 §	49,375	49,375
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	937,467	938,807
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	917,323	917,610
Physio-Control International Inc Term B (1st Lien) 5.500% due 12/30/99 §	50,000	50,219
PRA Holdings Inc Tranche B-1
4.500% due 09/23/20 §	453,406	454,823
Radnet Management Inc Tranche B 4.267% due 10/10/18 §	24,671	24,728
RegionalCare Hospital Partners Inc (1st Lien) 5.250% due 04/23/19 §	298,492	298,679
Sterigenics-Nordion Holdings LLC 4.250% due 05/15/22 §	75,000	75,188
Steward Health Care System LLC 6.750% due 04/10/20 §	492,462	489,077
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	194,520	194,338
Valeant Pharmaceuticals Series F-1 Tranche B 4.000% due 04/01/22 §	997,500	998,180

		13,727,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Industrials - 13.1%

Accudyne Industries LLC 4.000% due 12/13/19 §	$ 686,530	$ 665,648
ADS Waste Holdings Inc Tranche B-2 3.750% due 10/09/19 §	703,326	696,205
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	73,688	73,734
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	370,135	310,451
Ceridian HCM Holding Inc 4.500% due 09/15/20 §	73,810	73,293
CPG International Inc 4.750% due 09/30/20 §	296,977	295,121
CPM Acquisition Corp (1st Lien) 6.000% due 04/11/22 §	50,000	50,156
Custom Sensors & Technologies 4.500% due 09/30/21 §	497,494	497,339
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	1,128,814	1,139,397
Dynacast International LLC Term B-1 (1st Lien) 4.500% due 01/28/22 §	74,813	75,280
EnergySolutions LLC 6.750% due 05/29/20 §	117,232	117,916
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	994,950	993,706
Floatel DE LLC 6.000% due 06/27/20 §	148,125	117,821
Garda World Security Corp Term B
4.000% due 10/18/20 §	842,275	840,871
4.000% due 11/06/20 §	202,675	202,337
Gardner Denver Inc 4.250% due 07/30/20 §	1,090,436	1,066,991
Gates Global LLC 4.250% due 07/06/21 §	894,991	882,765
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	159,000	157,940
Granite Acquisition Inc
Term B (1st Lien)
5.000% due 12/17/21 §	357,399	361,864
Term C (1st Lien)
5.000% due 12/17/21 §	15,805	16,002
IG Investments Holdings LLC Tranche B 6.000% due 10/31/21 §	221,298	222,266
John Maneely Co 4.750% due 04/01/17 §	964,789	958,759
Merrill Communications LLC 6.250% due 06/01/22 §	75,000	75,000
Milacron LLC 4.500% due 09/28/20 §	165,068	165,584
NN Inc
6.000% due 08/27/21 §	90,745	91,198
Term B
due 08/12/21 µ	210,000	211,047
Onex Wizard Acquisition Co due 03/13/22 µ	200,000	200,018
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	185,267	185,267
Rexnord LLC Term B 4.000% due 08/21/20 §	1,061,150	1,059,823
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	174,563	174,578
Stena International SA 4.000% due 03/03/21 §	222,188	208,486
Tank Holding Corp Term 1 5.250% due 07/09/19 §	114,545	115,070
Tecomet Inc (1st Lien) 5.750% due 12/03/21 §	149,250	147,664

	Principal Amount	Value
The Hertz Corp Tranche B-1 4.000% due 03/11/18 §	$ 219,375	$ 219,752
Transdigm Inc
Term C
3.750% due 02/28/20 §	152,885	152,004
Tranche D
3.750% due 06/04/21 §	247,500	245,895
Univar Inc Term B 5.012% due 06/30/17 §	468,074	468,038
VAT Lux III SARL 4.250% due 02/11/21 §	43,944	43,944

		13,579,230

Information Technology - 8.9%

Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	119,643	119,728
Ciena Corp Term B due 07/15/19 µ	1,000,000	1,003,750
Commscope Inc Tranche 5 due 05/28/22 µ	100,000	100,047
CompuCom Systems Inc 4.250% due 05/09/20 §	304,542	284,366
Dell International LLC Term B-2 4.000% due 04/29/20 §	700,000	700,687
EIG Investors Corp (1st Lien) 5.000% due 11/09/19 §	989,364	987,714
Evergreen (1st Lien) 5.750% due 04/28/21 §	695,745	681,644
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	486,040	487,711
Expert Global Solutions Inc Term B (1st Lien) 8.500% due 04/03/18 §	15,743	15,783
EZE Software Group LLC Term B-1 (1st Lien) 4.000% due 04/06/20 §	400,000	399,417
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	683,794	675,674
Informatica Corp Term B due 06/03/22 µ	275,000	274,713
Lattice Semiconductor Corp 5.250% due 03/10/21 §	224,438	225,279
MA Financeco LLC
Tranche B
5.250% due 11/19/21 §	132,353	132,778
Tranche C
4.500% due 11/20/19 §	150,000	150,063
Mitel US Holdings Inc 5.000% due 04/29/22 §	100,000	100,563
Moneygram International Inc 4.250% due 03/27/20 §	193,209	183,790
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	221,730	218,542
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	633,892	612,102
SCS Holdings Inc 6.250% due 12/07/18 §	351,405	354,919
Smart Technologies ULC Term B 10.500% due 01/31/18 §	21,719	21,719
SS&C Technologies Inc
Term B1
due 06/29/22 µ	239,474	239,923
Term B2
due 06/29/22 µ	60,526	60,640
SunEdison Semiconductor BV 6.500% due 05/27/19 §	123,750	124,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Sybil Finance BV
due 03/20/20 µ	$ 75,000	$ 75,250
4.250% due 03/20/20 §	556,007	557,860
Wall Street Systems DE Inc 4.500% due 04/30/21 §	458,333	458,811

		9,247,842

Materials - 8.2%

ANGUS Chemical Term B-1 4.500% due 02/02/22 §	33,582	33,666
Aruba Investments due 02/02/22 µ	25,000	25,000
Axalta Coating Systems Dutch Holding BV Term B 3.750% due 02/01/20 §	327,783	327,803
AZ Chem US Inc (1st Lien) 4.500% due 06/11/21 §	655,122	656,146
Berry Plastics Corp Term E 3.750% due 01/06/21 §	90,611	90,485
Chemours Co Tranche B 3.750% due 05/12/22 §	125,000	124,740
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	743,093	707,487
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	1,299,137	1,156,639
Gemini HDPE LLC 4.750% due 08/06/21 §	347,626	347,626
Headwaters Inc Term B 4.500% due 03/24/22 §	25,000	25,109
Hilex Novolex (1st Lien) 6.000% due 12/05/21 §	498,750	503,894
Ineos US Finance LLC 4.250% due 03/31/22 §	100,000	100,094
MacDermid Inc
Tranche B (1st Lien)
4.500% due 06/07/20 §	172,430	173,059
Tranche B-2
4.750% due 06/07/20 §	74,625	75,018
Murray Energy Corp
Term B-1
7.000% due 04/17/17 §	50,000	49,771
Term B-2
7.500% due 04/16/20 §	275,000	255,406
Neenah Foundry Co 6.750% due 04/26/17 §	61,945	61,635
Noranda Aluminum Term B 5.750% due 02/28/19 §	120,938	101,588
Novelis Inc 4.000% due 06/02/22 §	300,000	298,875
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	73,875	71,566
PQ Corp 4.000% due 08/07/17 §	942,168	942,404
Royal Holdings (1st Lien) 4.500% due 06/20/22 §	75,000	75,258
Sonneborn Dutch Holdings BV (Netherlands)
4.750% due 12/10/20 §	11,063	11,113
Sonneborn LLC
4.750% due 12/10/20 §	63,591	63,882
Tricorbraun Inc 4.000% due 05/03/18 §	462,626	462,048
Trinseo Materials Operating SCA Term B 4.250% due 10/13/21 §	650,000	651,741
Tronox Inc Term B 4.250% due 03/19/20 §	702,282	703,686
Walter Energy Inc Term B 7.250% due 04/02/18 § Ω	307,503	169,639

	Principal Amount	Value
Zep Inc
5.750% due 06/24/22 §	$ 50,000	$ 50,188
Term B
due 06/20/22 µ	200,000	200,750

		8,516,316

Telecommunication Services - 2.1%

Intelsat Jackson Holdings SA Tranche B-2 3.750% due 06/30/19 §	1,000,000	994,167
IPC Corp Term B-1 (1st Lien) 5.500% due 08/06/21 §	249,375	248,596
Syniverse Holdings Inc
4.000% due 04/23/19 §	239,957	227,359
Tranche B
4.000% due 04/23/19 §	721,190	683,328
TNS Inc (1st Lien) 5.000% due 02/14/20 §	42,152	42,362

		2,195,812

Utilities - 1.1%

Calpine Corp 3.500% due 05/27/22 §	375,000	372,217
La Frontera 4.500% due 09/30/20 §	497,075	495,314
Longview Power LLC Term B 7.000% due 04/13/21 §	50,000	50,469
TPF II LC LLC 5.508% due 10/02/21 §	199,000	200,915
Viva Alamo LLC 5.250% due 02/22/21 §	74,435	73,505

		1,192,420

Total Senior Loan Notes (Cost $102,605,557)		100,616,685

	Shares
SHORT-TERM INVESTMENT - 4.2%

Money Market Fund - 4.2%

BlackRock Liquidity Funds T-Fund Portfolio	4,370,284	4,370,284

Total Short-Term Investment (Cost $4,370,284)		4,370,284

TOTAL INVESTMENTS - 101.2% (Cost $106,977,498)		105,091,216

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(1,245,519)

NET ASSETS - 100.0%		$103,845,697

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $364,594 or 0.4% of fund’s net assets were in default as of June 30, 2015.

(b)	An investment with a value of $52,322 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a Valuation Committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks	$71,295	$—	$—	$71,295
	Common Stocks	32,952	—	—	32,952
	Senior Loan Notes	100,616,685	—	100,278,658	338,027
	Short-Term Investment	4,370,284	4,370,284	—	—

	Total	$105,091,216	$4,370,284	$100,278,658	$442,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.9%

Energy - 0.3%

California Resources Corp 5.500% due 09/15/21	$100,000	$87,125
Petrobras Global Finance BV (Netherlands) 2.750% due 01/15/18	EUR 100,000	107,305
5.375% due 01/27/21	$100,000	96,480

		290,910

Financials - 1.2%

Bank of America NA 1.750% due 06/05/18	300,000	299,323
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	200,000	228,135
Barclays PLC (United Kingdom) 6.500% due 12/29/49 §	EUR 200,000	222,614
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	$100,000	100,775
LBG Capital No.2 PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 190,000	424,667
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	$100,000	99,917

		1,375,431

Health Care - 0.1%

Medtronic Inc 4.625% due 03/15/45 ~	150,000	151,645

Industrials - 0.3%

Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 100,000	59,645
International Lease Finance Corp 6.750% due 09/01/16 ~	$100,000	105,375
7.125% due 09/01/18 ~	200,000	223,500

		388,520

Total Corporate Bonds & Notes (Cost $2,270,335)		2,206,506

MORTGAGE-BACKED SECURITIES - 2.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	105,441	110,164
Morgan Stanley Capital I Trust 6.104% due 06/11/49 " §	94,734	101,238

		211,402

Collateralized Mortgage Obligations - Residential - 2.0%

Banc of America Funding Trust 0.407% due 07/20/36 " §	386,755	362,945
Banc of America Mortgage Trust 2.643% due 07/25/35 " §	85,208	81,320
Bear Stearns Adjustable Rate Mortgage Trust 2.160% due 08/25/35 " §	13,321	13,451
2.515% due 03/25/35 " §	11,110	11,157
2.680% due 03/25/35 " §	44,183	44,675
Citigroup Mortgage Loan Trust Inc 2.230% due 09/25/35 " §	20,893	20,990
2.410% due 09/25/35 " §	17,627	17,654
Countrywide Home Loan Mortgage Pass-Through Trust 2.240% due 01/19/34 " §	36,565	34,429
Fannie Mae
0.537% due 07/25/37 " §	122,744	123,092
0.567% due 07/25/37 " §	120,936	121,543

	Principal Amount	Value
0.627% due 05/25/36 " §	$122,308	$122,613
0.632% due 02/25/37 " §	29,668	29,795
0.867% due 02/25/41 " §	228,580	231,064
First Horizon Mortgage Pass-Through Trust 2.591% due 06/25/35 " §	51,833	50,525
GSR Mortgage Loan Trust 2.682% due 09/25/35 " §	38,015	38,191
JP Morgan Mortgage Trust 2.550% due 06/25/35 " §	80,563	79,744
Merrill Lynch Mortgage Investors Trust 2.165% due 12/25/34 " §	108,312	108,703
New York Mortgage Trust 2.603% due 05/25/36 " § Ω	383,705	349,356
Reperforming Loan REMIC Trust 0.527% due 06/25/35 " § ~	14,544	12,876
Residential Accredit Loans Inc Trust 0.367% due 06/25/46 " §	119,243	53,119
Structured Adjustable Rate Mortgage Loan Trust 0.437% due 02/25/35 " §	31,278	27,196
Structured Asset Mortgage Investments II Trust 0.397% due 05/25/46 " §	104,458	82,603
Wells Fargo Mortgage Backed Securities Trust 2.681% due 10/25/35 " §	249,064	250,521

		2,267,562

Total Mortgage-Backed Securities (Cost $2,320,757)		2,478,964

ASSET-BACKED SECURITIES - 2.4%

Bear Stearns Asset-Backed Securities Trust 2.287% due 03/25/35 " §	300,000	280,585
Elm CLO Ltd (Cayman) 1.674% due 01/17/23 " § ~	598,367	598,649
Freddie Mac Structured Pass-Through Securities 0.467% due 09/25/31 " §	1,604	1,508
Hillmark Funding Ltd CLO (Cayman) 0.531% due 05/21/21 " § ~	681,085	666,782
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.207% due 12/25/34 " §	44,968	45,123
SLM Student Loan Trust 0.246% due 12/15/23 " §	EUR 1,059,541	1,165,992
Wood Street II BV CLO (Netherlands) 0.339% due 03/29/21 " § ~	50,535	56,002

Total Asset-Backed Securities (Cost $3,052,557)		2,814,641

U.S. TREASURY OBLIGATIONS - 110.1%

U.S. Treasury Bonds - 0.3%

2.500% due 02/15/45	$120,000	105,131
3.000% due 05/15/45	230,000	224,358

		329,489

U.S. Treasury Inflation Protected Securities - 109.8%

0.125% due 04/15/16 ^	1,672,039	1,680,269
0.125% due 04/15/17 ^	5,322,678	5,393,784
0.125% due 04/15/18 ^	11,270,455	11,440,667
0.125% due 04/15/19 ^	8,905,615	9,013,335
0.125% due 04/15/20 ^	2,141,751	2,158,148
0.125% due 01/15/22 ^	1,776,976	1,760,455
0.125% due 07/15/22 ^	15,774,231	15,646,512
0.125% due 01/15/23 ^	1,906,426	1,871,872
0.125% due 07/15/24 ^	2,032,595	1,980,351
0.250% due 01/15/25 ^	7,361,598	7,211,488
0.375% due 07/15/23 ^	3,059,996	3,068,601
0.625% due 07/15/21 ^	15,473,198	15,958,377
0.625% due 01/15/24 ^	3,204,050	3,255,366

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
0.625% due 02/15/43 ^	$2,953,287	$2,601,430
0.750% due 02/15/42 ^	1,298,292	1,185,706
0.750% due 02/15/45 ^	2,682,496	2,432,061
1.125% due 01/15/21 ^	1,741,231	1,841,216
1.250% due 07/15/20 ^	1,399,418	1,496,612
1.375% due 07/15/18 ^	1,755,392	1,860,442
1.375% due 02/15/44 ^	3,136,721	3,324,190
1.625% due 01/15/18 ^	3,241,062	3,423,119
1.750% due 01/15/28 ^	6,776,982	7,657,463
1.875% due 07/15/15 ^	729,780	732,004
2.000% due 01/15/16 ^	3,695,169	3,749,152
2.000% due 01/15/26 ^	1,716,466	1,966,963
2.125% due 02/15/40 ^	361,211	442,540
2.125% due 02/15/41 ^	108,033	133,286
2.375% due 01/15/17 ^	1,137,956	1,193,431
2.375% due 01/15/25 ^	2,020,707	2,374,174
2.375% due 01/15/27 ^	2,862,486	3,417,093
2.500% due 07/15/16 ^	1,815,794	1,883,034
2.500% due 01/15/29 ^	683,197	840,172
3.375% due 04/15/32 ^	199,929	281,056
3.625% due 04/15/28 ^	1,155,565	1,571,568
3.875% due 04/15/29 ^	1,021,782	1,444,864

		126,290,801

Total U.S. Treasury Obligations (Cost $127,909,194)		126,620,290

FOREIGN GOVERNMENT BONDS & NOTES - 9.7%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	122,741
Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^ ~	2,342,890	2,722,985
France Government OAT (France) 0.250% due 07/25/18 ^ ~	208,422	241,709
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/21 ^ ~	43,430	52,543
2.250% due 04/22/17 ^ ~	301,086	345,485
2.350% due 09/15/24 ^ ~	1,148,021	1,410,644
2.550% due 10/22/16 ^ ~	220,796	252,334
3.100% due 09/15/26 ^ ~	53,134	69,846
5.000% due 09/01/40 ~	100,000	143,248
Mexican Udibonos (Mexico) 4.000% due 11/08/46 ^	MXN 7,121,531	492,808
4.500% due 12/04/25 ^	14,118,004	1,028,904

	Principal Amount	Value
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 1,600,000	$1,109,611
Slovenia Government (Slovenia) 4.700% due 11/01/16 ~	EUR 100,000	118,062
Spain Government (Spain)
1.000% due 11/30/30 ^ ~	100,066	103,783
3.800% due 04/30/24 ~	200,000	251,696
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 1,596,225	2,713,964

Total Foreign Government Bonds & Notes (Cost $12,562,025)		11,180,363

PURCHASED OPTIONS - 0.2%
(See Note (f) in Notes to Schedule of Investments) (Cost $192,366)		203,835

SHORT-TERM INVESTMENTS - 2.3%

U. S. Government Agency Issues - 0.6%

Federal Home Loan Bank
0.065% due 08/28/15	$200,000	199,977
0.089% due 09/18/15	500,000	499,944

		699,921

	Shares

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,929,349	1,929,349

Total Short-Term Investments (Cost $2,629,229)		2,629,270

TOTAL INVESTMENTS - 128.8% (Cost $150,936,463)		148,133,869

OTHER ASSETS & LIABILITIES, NET - (28.8%)		(33,137,238)

NET ASSETS - 100.0%		$114,996,631

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $349,356 or 0.3% of the fund’s net assets was in default as of June 30, 2015.

(c)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2015 was $7,050,827 at a weighted average interest rate of 0.256%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (09/15)	4	($2,992)
Euro-Bund (09/15)	1	1,872
U.S. Treasury 5-Year Notes (09/15)	23	(4,723)
U.S. Treasury 5-Year Notes (09/15)	48	8,446
U.S. Treasury 10-Year Notes (09/15)	19	(9,084)
U.S. Treasury 10-Year Notes (09/15)	11	7,355
U.S. Treasury 30-Year Bonds (09/15)	12	(1,914)

		(1,040)

Short Futures Outstanding
Eurodollar (09/15)	38	(8,198)
Eurodollar (12/15)	44	(7,887)
Eurodollar (03/16)	53	(8,696)
Eurodollar (06/16)	9	(2,532)
Eurodollar (09/16)	32	(17,393)
Eurodollar (12/16)	98	(22,528)
Eurodollar (03/17)	14	(4,396)
U.S. Treasury 30-Year Bonds (09/15)	2	136

		(71,494)

Total Futures Contracts		($72,534)

(e)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	630,900	USD	200,000	07/15	CIT	$2,768
BRL	1,508,475	USD	480,000	07/15	GSC	4,816
BRL	396,023	USD	125,169	08/15	JPM	552
CAD	760,000	USD	627,090	08/15	BOA	(18,977)
EUR	494,000	USD	558,811	07/15	CIT	(8,059)
EUR	379,000	USD	428,962	07/15	JPM	(6,421)
EUR	110,000	USD	121,165	07/15	JPM	1,472
GBP	2,018,000	USD	3,176,332	07/15	JPM	(5,570)
GBP	42,000	USD	64,739	07/15	JPM	(1,252)
INR	78,477,310	USD	1,230,438	07/15	GSC	(4,191)
JPY	58,000,000	USD	468,717	07/15	GSC	5,197
JPY	233,060,000	USD	1,955,469	08/15	BOA	(50,137)
USD	60,989	AUD	80,000	07/15	CIT	(727)
USD	62,000	BRL	191,766	07/15	CIT	367
USD	375,000	BRL	1,153,514	07/15	DUB	4,267
USD	130,000	BRL	398,073	07/15	GSC	2,061
USD	126,606	BRL	396,023	07/15	JPM	(674)
USD	340,000	BRL	1,133,560	04/16	JPM	8,336
USD	60,849	CAD	76,000	07/15	JPM	3
USD	609,685	CAD	760,000	08/15	BOA	1,572
USD	9,533,188	EUR	8,720,826	07/15	GSC	(189,509)
USD	8,594,806	EUR	7,737,826	08/15	GSC	(35,920)
USD	684,205	EUR	611,000	08/15	GSC	2,698
USD	3,166,158	GBP	2,060,000	07/15	CIT	(70,550)
USD	3,175,563	GBP	2,018,000	08/15	JPM	5,589
USD	86,833	INR	5,600,320	07/15	JPM	(674)
USD	467,553	JPY	58,000,000	07/15	CIT	(6,373)
USD	1,889,041	JPY	233,060,000	08/15	BOA	(16,291)
USD	468,876	JPY	58,000,000	08/15	GSC	(5,244)
USD	143,000	KRW	160,488,900	07/15	CIT	(796)
USD	75,171	MXN	1,160,000	07/15	BRC	1,407
USD	15,042	MXN	230,665	07/15	DUB	374
USD	1,452,825	MXN	22,967,187	09/15	CIT	1,135
USD	1,113,767	NZD	1,572,000	07/15	JPM	48,701
USD	1,061,303	NZD	1,572,000	08/15	JPM	—

Total Forward Foreign Currency Contracts						($330,050)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(f)	Purchased options outstanding as of June 30, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	$2,800,000	$4,480	$2,987

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.865%	08/11/15	MSC	400,000	6,700	13,609
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.050%	08/11/15	MSC	1,200,000	19,200	19,431
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	CIT	1,700,000	2,125	1,784
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	MSC	1,600,000	1,840	1,679
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.683%	12/11/17	MSC	1,000,000	140,000	146,675

							169,865	183,178

							$174,345	$186,165

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (08/15)	$120.00	07/24/15	CME	19	$4,663	$4,602
Call - U.S. Treasury 30-Year Bonds (08/15)	160.00	07/24/15	CME	20	4,909	5,313
Call - Euro-Bund (08/15)	EUR 154.50	08/21/15	CME	4	4,275	3,880

					13,847	13,795

Put - U.S. Treasury 30-Year Bonds (08/15)	$143.00	07/24/15	CME	10	2,533	2,500
Put - Eurodollar (12/15)	99.38	12/14/15	CME	10	1,641	1,375

					4,174	3,875

					$18,021	$17,670

Total Purchased Options					$192,366	$203,835

(g)	Transactions in written options for the three-month period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2015	—	1,992,000	—	15,750,000	$233,805
Call Options Written	23	620,000	400,000	6,400,000	77,209
Put Options Written	42	1,300,000	200,000	6,854,000	49,010
Call Options Closed	(6)	(600,000)	—	(300,000)	(24,543)
Put Options Closed	(31)	(600,000)	—	—	(27,263)
Put Options Expired	(4)	(792,000)	—	(2,954,000)	(13,490)

Outstanding, June 30, 2015	24	1,920,000	600,000	25,750,000	$294,728

(h)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Premium	Value
Put - iTraxx Europe 23 5Y	0.850%	08/19/15	BRC	EUR 400,000	$848	($1,241)
Put - iTraxx Europe 23 5Y	0.850%	08/19/15	GSC	200,000	376	(620)
Put - iTraxx Europe 23 5Y	0.900%	08/19/15	CIT	300,000	707	(741)
Put - iTraxx Europe 23 5Y	0.900%	09/16/15	BRC	200,000	428	(678)
Put - iTraxx Europe 23 5Y	0.900%	09/16/15	JPM	200,000	430	(678)

					$2,789	($3,958)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 2.68	07/01/15	DUB	$250,000	$5,958	($34,641)
Call - EUR versus USD	$1.15	07/15/15	BRC	EUR 620,000	4,862	(1,422)

					$10,820	($36,063)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/01/16	DUB	$200,000	$168	($90)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	700,000	7,910	(7,605)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(1,198)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(203)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,822	(5,933)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(645)

						$44,880	($15,674)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.050%	07/13/15	CIT	$800,000	$3,640	($108)
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.365%	08/11/15	MSC	400,000	6,560	(507)
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	08/11/15	MSC	1,200,000	19,200	(3,450)
Call - 10-Year Interest Rate Swap	Receive	3-Month GBP-LIBOR	1.750%	08/20/15	GSC	GBP 200,000	1,725	(620)
Call - 10-Year Interest Rate Swap	Receive	3-Month GBP-LIBOR	1.900%	09/09/15	JPM	200,000	1,984	(1,761)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.910%	09/14/15	JPM	$1,000,000	3,070	(3,070)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.910%	09/14/15	MSC	1,400,000	5,432	(4,870)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.350%	09/30/15	DUB	1,100,000	7,150	(10,516)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	2,800,000	1,680	(714)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	2,800,000	2,800	(1,584)

							53,241	(27,200)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.950%	07/13/15	DUB	1,100,000	3,823	(1,079)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.950%	07/13/15	MSC	2,000,000	6,760	(1,961)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.400%	07/15/15	GSC	300,000	1,020	(3,193)
Put - 10-Year Interest Rate Swap	Pay	3-Month GBP-LIBOR	2.400%	08/20/15	GSC	GBP 200,000	1,725	(1,424)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.850%	09/30/15	DUB	$1,100,000	9,460	(6,623)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	12/11/17	MSC	4,200,000	140,000	(135,059)

							162,788	(149,339)

							$216,029	($176,539)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 30-Year Bonds (08/15)	$150.00	07/24/15	CME	10	$11,530	($26,719)
Call - U.S. Treasury 10-Year Notes (09/15)	127.00	08/21/15	CME	3	1,992	(2,531)
Call - Euro-Bund (08/15)	157.50	08/21/15	CME	4	1,480	(1,293)

					15,002	(30,543)

Put - U.S. Treasury 20-Year Notes (09/15)	124.00	08/21/15	CME	3	2,424	(1,219)
Put - Euro-Bund (08/15)	147.00	08/21/15	CME	4	2,784	(1,695)

					5,208	(2,914)

					$20,210	($33,457)

Total Written Options					$294,728	($265,691)

(i)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Gazprom OAO	1.000%	03/20/16	GSC	3.394%	$150,000	($2,544)	($8,916)	$6,372
Gazprom OAO	1.000%	03/20/16	JPM	3.394%	150,000	(2,546)	(11,205)	8,659
Greek Government	1.000%	12/20/16	GSC	65.893%	50,000	(26,612)	(3,750)	(22,862)
Italian Government	1.000%	03/20/19	DUB	1.096%	950,000	(3,003)	(16,437)	13,434
Spain Government	1.000%	03/20/19	HSB	0.860%	200,000	1,071	(1,509)	2,580
Spain Government	1.000%	03/20/19	MSC	0.860%	100,000	536	(614)	1,150

						($33,098)	($42,431)	$9,333

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 24 5Y	1.000%	06/20/20	ICE	$500,000	$7,349	$7,033	$316
iTraxx Europe 23 5Y	1.000%	06/20/20	ICE	EUR 900,000	12,421	18,733	(6,312)
CDX HY 24 5Y	5.000%	06/20/20	ICE	$198,000	12,345	12,246	99

					$32,115	$38,012	($5,897)

					($983)	($4,419)	$3,436

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- Party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL - CDI Compounded	UBS	12.360%	01/02/18	BRL 400,000	($1,723)	($1,149)	($574)
BRL - CDI Compounded	BRC	13.030%	01/02/18	1,700,000	(320)	(213)	(107)
BRL - CDI Compounded	DUB	13.030%	01/02/18	4,300,000	(809)	(2,595)	1,786
BRL - CDI Compounded	GSC	13.030%	01/02/18	2,200,000	117	1,314	(1,197)
BRL - CDI Compounded	JPM	13.030%	01/02/18	500,000	(94)	(654)	560
U.S. CPI Urban Consumers	MSC	2.058%	05/12/25	$700,000	(4,416)	-	(4,416)
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 400,000	4,146	-	4,146
France CPI Excluding Tobacco	GSC	1.625%	06/18/25	200,000	886	-	886
GBP Retail Price	GSC	3.140%	01/14/30	GBP 950,000	(37,035)	-	(37,035)
GBP Retail Price	CIT	3.190%	04/15/30	300,000	(12,381)	-	(12,381)
GBP Retail Price	GSC	3.320%	05/15/30	100,000	(1,198)	-	(1,198)
GBP Retail Price	GSC	3.400%	06/15/30	150,000	464	469	(5)
GBP Retail Price	JPM	3.400%	06/15/30	50,000	155	(93)	248
GBP Retail Price	CIT	3.430%	06/15/30	200,000	2,757	138	2,619
GBP Retail Price	GSC	3.358%	04/15/35	200,000	(8,587)	-	(8,587)
GBP Retail Price	JPM	3.528%	09/23/44	50,000	2,562	75	2,487
GBP Retail Price	MSC	3.500%	10/15/44	250,000	8,329	(1,552)	9,881

					(47,147)	(4,260)	(42,887)

	Exchange
28-day MXN TIIE	CME	5.145%	04/02/20	MXN 1,200,000	(378)	(64)	(314)
3-Month USD-LIBOR	CME	2.000%	12/16/20	$400,000	(331)	(1,161)	830
6-Month EUR-LIBOR	CME	1.500%	03/16/46	EUR 100,000	(6,842)	19,959	(26,801)

					(7,551)	18,734	(26,285)

					($54,698)	$14,474	($69,172)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-day MXN TIIE	CME	4.035%	02/03/17	MXN 10,000,000	($959)	$2,410	($3,369)
3-Month USD-LIBOR	CME	1.300%	05/06/17	$3,600,000	(5,076)	108	(5,184)
6-Month GBP-LIBOR	CME	1.500%	09/16/17	GBP 2,400,000	(20,692)	(23,859)	3,167
3-Month USD-LIBOR	CME	1.500%	12/16/17	$4,800,000	(25,536)	(21,287)	(4,249)
6-Month EUR-LIBOR	CME	2.000%	01/29/24	EUR 100,000	(12,609)	-	(12,609)
6-Month EUR-LIBOR	CME	1.000%	12/17/24	650,000	5,529	-	5,529
6-Month EUR-LIBOR	CME	0.750%	09/16/25	1,850,000	91,840	(22,435)	114,275
6-Month GBP-LIBOR	CME	2.000%	09/16/25	GBP 950,000	28,892	(42,728)	71,620
3-Month USD-LIBOR	LCH	2.500%	12/16/25	$8,000,000	62,911	119,947	(57,036)
6-Month GBP-LIBOR	CME	2.000%	09/16/45	GBP 560,000	73,649	(1,865)	75,514
3-Month USD-LIBOR	CME	2.750%	12/16/45	$300,000	15,422	17,259	(1,837)
3-Month USD-LIBOR	LCH	2.750%	12/16/45	100,000	4,820	4,182	638

					$218,191	$31,732	$186,459

					$163,493	$46,206	$117,287

Total Swap Agreements					$162,510	$41,787	$120,723

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,206,506	$—	$2,206,506	$—
	Mortgage-Backed Securities	2,478,964	—	2,478,964	—
	Asset-Backed Securities	2,814,641	—	2,814,641	—
	U.S. Treasury Obligations	126,620,290	—	126,620,290	—
	Foreign Government Bonds & Notes	11,180,363	—	11,180,363	—
	Short-Term Investments	2,629,270	1,929,349	699,921	—
	Derivatives:
	Credit Contracts
	Swaps	33,722	—	33,722	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	91,315	—	91,315	—
	Interest Rate Contracts
	Futures	17,809	17,809	—	—
	Purchased Options	203,835	17,670	186,165	—
	Swaps	302,479	—	302,479	—

	Total Interest Rate Contracts	524,123	35,479	488,644	—

	Total Assets - Derivatives	649,160	35,479	613,681	—

	Total Assets	148,579,194	1,964,828	146,614,366	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(3,958)	—	(3,958)	—
	Swaps	(34,705)	—	(34,705)	—

	Total Credit Contracts	(38,663)	—	(38,663)	—

	Foreign Currency Contracts
	Written Options	(36,063)	—	(36,063)	—
	Forward Foreign Currency Contracts	(421,365)	—	(421,365)	—

	Total Foreign Currency Contracts	(457,428)	—	(457,428)	—

	Interest Rate Contracts
	Futures	(90,343)	(90,343)	—	—
	Written Options	(225,670)	(33,457)	(192,213)	—
	Swaps	(138,986)	—	(138,986)	—

	Total Interest Rate Contracts	(454,999)	(123,800)	(331,199)	—

	Total Liabilities - Derivatives	(951,090)	(123,800)	(827,290)	—

	Total Liabilities	(951,090)	(123,800)	(827,290)	—

	Total	$147,628,104	$1,841,028	$145,787,076	$—

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2015 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($9,104)	$—	($9,104)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.5%

Consumer Discretionary - 2.1%

21st Century Fox America Inc 6.200% due 12/15/34	$100,000	$116,081
Altice Financing SA (United Kingdom)
5.250% due 02/15/23 ~	EUR 300,000	337,800
6.625% due 02/15/23 ~	$400,000	398,120
Altice SA (United Kingdom) 6.250% due 02/15/25 ~	EUR 800,000	851,747
Amazon.com Inc 4.950% due 12/05/44	$350,000	341,154
CCO Holdings LLC 5.375% due 05/01/25 ~	40,000	39,050
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	274,774
Comcast Corp
3.375% due 08/15/25	240,000	236,956
5.150% due 03/01/20	750,000	844,092
5.650% due 06/15/35	20,000	22,632
6.550% due 07/01/39	270,000	338,144
6.950% due 08/15/37	200,000	259,746
DISH DBS Corp
5.875% due 07/15/22	10,000	9,825
5.875% due 11/15/24	470,000	452,669
6.750% due 06/01/21	210,000	219,450
Family Tree Escrow LLC 5.250% due 03/01/20 ~	170,000	178,713
Ford Motor Co 4.750% due 01/15/43	720,000	703,035
General Motors Co 6.250% due 10/02/43	50,000	55,868
Hilton Worldwide Finance LLC 5.625% due 10/15/21	500,000	521,850
MGM Resorts International
6.625% due 07/15/15	471,000	471,518
6.625% due 12/15/21	450,000	472,500
Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	-
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	$180,000	185,400
Numericable-SFR SAS (United Kingdom) 6.000% due 05/15/22 ~	200,000	197,625
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	300,000	297,000
Time Warner Cable Inc
4.125% due 02/15/21	100,000	103,271
5.875% due 11/15/40	200,000	193,665
6.550% due 05/01/37	190,000	197,830
7.300% due 07/01/38	90,000	101,422
8.250% due 04/01/19	500,000	588,151
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	122,761
Time Warner Inc 7.700% due 05/01/32	800,000	1,051,064
Viacom Inc 4.250% due 09/01/23	120,000	120,999
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	279,281
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	400,000	383,000

		10,967,193

Consumer Staples - 2.0%

Altria Group Inc
2.850% due 08/09/22	590,000	567,334
5.375% due 01/31/44	410,000	435,706
9.250% due 08/06/19	320,000	402,188

	Principal Amount	Value
9.950% due 11/10/38	$100,000	$161,053
10.200% due 02/06/39	20,000	32,941
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	615,320
5.375% due 01/15/20	540,000	608,957
Constellation Brands Inc
4.250% due 05/01/23	90,000	88,875
6.000% due 05/01/22	80,000	87,418
CVS Health Corp 2.750% due 12/01/22	1,000,000	964,415
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	430,000	420,540
HJ Heinz Co
3.950% due 07/15/25 ~	270,000	272,068
4.250% due 10/15/20	150,000	153,188
4.875% due 02/15/25 ~	510,000	556,538
5.000% due 07/15/35 ~	140,000	142,240
Kraft Foods Group Inc 3.500% due 06/06/22	450,000	451,361
Lorillard Tobacco Co
3.750% due 05/20/23	260,000	253,658
8.125% due 06/23/19	120,000	142,188
Mondelez International Inc 4.000% due 02/01/24	470,000	486,999
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	630,000	662,560
5.500% due 01/15/42 ~	150,000	159,534
Philip Morris International Inc
2.500% due 08/22/22	310,000	298,463
4.500% due 03/20/42	390,000	379,519
Reynolds American Inc
3.250% due 06/12/20	150,000	151,972
3.250% due 11/01/22	160,000	154,165
4.450% due 06/12/25	100,000	101,931
5.850% due 08/15/45	360,000	379,863
6.150% due 09/15/43	30,000	32,225
6.750% due 06/15/17	200,000	218,618
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	500,000	513,750
Tyson Foods Inc 5.150% due 08/15/44	60,000	61,712
Wal-Mart Stores Inc 5.250% due 09/01/35	100,000	113,415
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	400,000	412,297

		10,483,011

Energy - 3.5%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	184,427
8.700% due 03/15/19	420,000	507,909
Apache Corp 4.250% due 01/15/44	330,000	286,652
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	350,000	345,047
California Resources Corp 6.000% due 11/15/24	340,000	293,675
Chesapeake Energy Corp 6.125% due 02/15/21	300,000	282,750
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	690,000	664,042
CNPC General Capital Ltd (China) 1.175% due 05/14/17 § ~	1,800,000	1,798,047
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	204,243
Concho Resources Inc 5.500% due 04/01/23	300,000	301,500
ConocoPhillips 6.500% due 02/01/39	100,000	123,966

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Continental Resources Inc 5.000% due 09/15/22	$20,000	$19,638
Crestwood Midstream Partners LP 6.125% due 03/01/22	160,000	164,240
Devon Energy Corp
3.250% due 05/15/22	220,000	217,521
7.950% due 04/15/32	270,000	350,900
Ecopetrol SA (Colombia)
5.375% due 06/26/26	310,000	307,288
5.875% due 05/28/45	300,000	266,250
Energy Transfer Partners LP 6.125% due 12/15/45	300,000	301,771
Enterprise Products Operating LLC 6.500% due 01/31/19	200,000	228,060
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	400,000	430,000
Key Energy Services Inc 6.750% due 03/01/21	450,000	267,750
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	210,000	242,547
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	421,446
MarkWest Energy Partners LP
4.875% due 12/01/24	290,000	284,925
4.875% due 06/01/25	300,000	294,000
5.500% due 02/15/23	250,000	258,750
Noble Energy Inc
5.250% due 11/15/43	150,000	146,172
8.250% due 03/01/19	320,000	381,331
Penn Virginia Resource Partners LP 8.375% due 06/01/20	220,000	238,975
Petrobras Global Finance BV (Brazil)
1.896% due 05/20/16 §	500,000	493,845
2.000% due 05/20/16	200,000	198,134
2.643% due 03/17/17 §	200,000	196,340
3.500% due 02/06/17	500,000	495,865
3.875% due 01/27/16	400,000	402,208
5.375% due 01/27/21	1,200,000	1,157,760
5.875% due 03/01/18	400,000	409,000
6.250% due 03/17/24	950,000	919,572
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	500,000	518,150
6.625% due 06/15/35	200,000	214,500
8.000% due 05/03/19	180,000	211,950
QEP Resources Inc
5.250% due 05/01/23	200,000	192,500
6.875% due 03/01/21	200,000	208,500
Range Resources Corp
4.875% due 05/15/25 ~	30,000	29,255
5.000% due 03/15/23	280,000	275,800
Regency Energy Partners LP 5.875% due 03/01/22	300,000	319,458
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	140,000	143,500
Samson Investment Co 9.750% due 02/15/20	280,000	17,500
Shell International Finance BV (Netherlands)
4.125% due 05/11/35	130,000	127,286
4.375% due 03/25/20	390,000	427,059
4.375% due 05/11/45	90,000	88,859
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	750,000	787,537
The Williams Cos Inc 7.500% due 01/15/31	450,000	492,559
William Partners LP
4.875% due 05/15/23	140,000	138,320
4.875% due 03/15/24	300,000	295,266

		18,574,545

	Principal Amount	Value
Financials - 10.2%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19 ~	$400,000	$396,500
Ally Financial Inc 2.750% due 01/30/17	1,000,000	998,000
American International Group Inc 6.250% due 03/15/87	731,000	806,873
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	295,641
Banco Santander Brasil SA (Spain) 4.250% due 01/14/16 ~	300,000	304,461
Banco Santander Chile (Spain) 1.875% due 01/19/16 § ~	1,000,000	1,002,500
Bank of America Corp
2.600% due 01/15/19	660,000	667,308
4.000% due 04/01/24	1,550,000	1,577,947
4.100% due 07/24/23	500,000	515,023
4.125% due 01/22/24	1,000,000	1,026,052
4.200% due 08/26/24	390,000	389,239
4.875% due 04/01/44	900,000	914,372
5.000% due 05/13/21	600,000	658,841
5.700% due 05/02/17	150,000	160,081
5.750% due 12/01/17	50,000	54,490
6.250% § ±	480,000	478,502
6.875% due 04/25/18	1,300,000	1,468,821
Barclays PLC (United Kingdom) 6.500% § ±	EUR 1,100,000	1,223,271
BBVA Bancomer SA (Spain) 6.500% due 03/10/21 ~	$1,000,000	1,085,000
BNP Paribas SA (France) 2.375% due 09/14/17	250,000	253,837
BPCE SA (France) 5.150% due 07/21/24 ~	400,000	405,900
Caterpillar Financial Services Corp 5.450% due 04/15/18	220,000	243,181
CIT Group Inc 5.000% due 08/01/23	400,000	395,000
Citigroup Inc
3.500% due 05/15/23	230,000	224,649
4.400% due 06/10/25	400,000	398,703
5.500% due 09/13/25	520,000	562,284
5.950% § ±	1,030,000	1,001,238
6.125% due 11/21/17	500,000	549,460
6.675% due 09/13/43	130,000	157,482
8.500% due 05/22/19	100,000	121,992
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	100,000	111,428
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.625% due 12/01/23	440,000	454,143
5.750% due 12/01/43	250,000	275,053
11.000% § ± ~	520,000	661,050
Credit Agricole SA (France) 8.375% § ± ~	960,000	1,118,400
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.875% due 05/15/45 ~	320,000	307,969
Crown Castle Towers LLC 3.663% due 05/15/45 ~	1,600,000	1,565,760
Eksportfinans ASA (Norway) 2.375% due 05/25/16	900,000	902,250
ERP Operating LP REIT 3.375% due 06/01/25	200,000	196,346
First Data Corp
11.750% due 08/15/21	300,000	338,250
12.625% due 01/15/21	300,000	347,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Ford Motor Credit Co LLC
3.664% due 09/08/24	$290,000	$286,287
3.984% due 06/15/16	100,000	102,354
4.207% due 04/15/16	400,000	409,148
5.750% due 02/01/21	220,000	246,959
General Electric Capital Corp
3.150% due 09/07/22	650,000	652,458
5.300% due 02/11/21	190,000	213,594
6.000% due 08/07/19	460,000	525,732
6.875% due 01/10/39	410,000	549,881
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	401,964
4.375% due 09/25/21	330,000	342,886
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	198,612
HSBC Bank USA NA 7.000% due 01/15/39	300,000	387,806
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	440,000	444,589
6.375% § ±	300,000	301,125
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,767,915
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	450,000	491,554
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	1,420,000	1,380,190
JPMorgan Chase & Co
3.375% due 05/01/23	270,000	262,284
3.875% due 09/10/24	910,000	893,720
4.950% due 06/01/45	360,000	350,027
JPMorgan Chase Bank NA 6.000% due 10/01/17	780,000	850,603
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	30,548
Lloyds Bank PLC (United Kingdom) 3.500% due 05/14/25	500,000	491,164
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	310,000	310,325
M&T Bank Corp 6.875% ±	800,000	818,000
MetLife Inc 4.750% due 02/08/21	230,000	253,983
Morgan Stanley 5.450% due 01/09/17	600,000	635,886
Navient Corp 8.000% due 03/25/20	330,000	368,775
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	600,000	649,710
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	1,300,000	1,303,701
5.125% due 05/28/24	1,210,000	1,209,048
Royal Bank of Scotland NV (United Kingdom) 4.650% due 06/04/18	230,000	241,441
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	1,010,000	1,051,412
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,002,365
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	200,000	250,153
The Depository Trust & Clearing Corp 4.875% § ± ~	250,000	249,375
The Goldman Sachs Group Inc
0.954% due 05/22/17 §	1,000,000	1,000,449
3.500% due 01/23/25	700,000	678,643
3.750% due 05/22/25	600,000	591,916
3.850% due 07/08/24	930,000	932,081
5.150% due 05/22/45	80,000	77,196
5.950% due 01/15/27	320,000	358,751

	Principal Amount	Value
6.250% due 02/01/41	$760,000	$898,452
6.750% due 10/01/37	580,000	681,276
UBS AG Stamford CT (Switzerland) 0.843% due 06/01/17 §	400,000	399,128
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	560,000	553,733
Wells Fargo & Co
3.450% due 02/13/23	210,000	208,809
4.600% due 04/01/21	1,120,000	1,226,959
5.606% due 01/15/44	800,000	876,237

		53,023,751

Health Care - 1.6%

AbbVie Inc 3.600% due 05/14/25	330,000	326,334
Actavis Funding SCS
3.450% due 03/15/22	220,000	218,037
3.800% due 03/15/25	310,000	304,669
4.550% due 03/15/35	140,000	133,134
4.750% due 03/15/45	170,000	161,763
Amgen Inc
3.625% due 05/22/24	100,000	99,244
5.375% due 05/15/43	50,000	53,071
Anthem Inc 3.125% due 05/15/22	400,000	388,880
Baxalta Inc
2.875% due 06/23/20 ~	500,000	499,394
5.250% due 06/23/45 ~	110,000	110,461
Becton Dickinson and Co 3.734% due 12/15/24	180,000	179,481
4.685% due 12/15/44	60,000	58,714
Celgene Corp 3.625% due 05/15/24	100,000	100,069
DaVita HealthCare Partners Inc
5.000% due 05/01/25	210,000	202,650
5.125% due 07/15/24	330,000	325,050
Gilead Sciences Inc 3.700% due 04/01/24	540,000	551,635
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	250,000	314,324
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	350,000	346,921
HCA Inc
4.250% due 10/15/19	210,000	215,250
5.375% due 02/01/25	10,000	10,125
6.500% due 02/15/20	100,000	112,000
7.500% due 02/15/22	390,000	448,500
Humana Inc
3.150% due 12/01/22	80,000	77,195
4.625% due 12/01/42	110,000	105,111
Medtronic Inc 3.500% due 03/15/25 ~	780,000	778,359
Merck & Co Inc 2.750% due 02/10/25	240,000	230,070
Omnicare Inc 4.750% due 12/01/22	50,000	53,250
Pfizer Inc 7.200% due 03/15/39	520,000	716,438
Roche Holdings Inc (Switzerland) 6.000% due 03/01/19 ~	98,000	111,503
UnitedHealth Group Inc
3.875% due 10/15/20	200,000	212,171
6.875% due 02/15/38	150,000	196,204
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	570,000	589,950
Zoetis Inc 3.250% due 02/01/23	100,000	96,920

		8,326,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Industrials - 1.0%

American Airlines Pass-Through Trust ‘B’ 5.600% due 01/15/22 ~	$450,202	$466,590
CSC Holdings LLC 6.750% due 11/15/21	330,000	348,975
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	350,972	403,653
Eaton Corp
1.500% due 11/02/17	10,000	9,981
2.750% due 11/02/22	840,000	817,334
4.150% due 11/02/42	200,000	184,555
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	231,150
General Electric Co 4.500% due 03/11/44	110,000	111,473
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17	EUR 500,000	298,223
International Lease Finance Corp (Netherlands) 5.750% due 05/15/16	$100,000	102,625
Raytheon Co 3.125% due 10/15/20	160,000	165,744
Schaeffler Holding Finance BV (Germany)
5.750% PIK due 11/15/21 ~	EUR 200,000	236,032
6.750% PIK due 11/15/22 ~	$240,000	260,100
The Boeing Co 4.875% due 02/15/20	400,000	451,229
UAL Pass-Through Trust 9.750% due 07/15/18	47,488	52,070
United Rentals North America Inc 7.375% due 05/15/20	50,000	53,600
United Technologies Corp
4.500% due 04/15/20	210,000	231,110
4.500% due 06/01/42	180,000	182,620
Waste Management Inc 3.500% due 05/15/24	150,000	150,275
West Corp 5.375% due 07/15/22 ~	350,000	328,563

		5,085,902

Information Technology - 0.1%

Activision Blizzard Inc 5.625% due 09/15/21 ~	400,000	420,000
Apple Inc 2.850% due 05/06/21	300,000	304,334

		724,334

Materials - 1.6%

Ardagh Packaging Finance PLC (Luxembourg) 3.286% due 12/15/19 § ~	500,000	488,125
Barrick Gold Corp (Canada)
4.100% due 05/01/23	650,000	632,343
6.950% due 04/01/19	240,000	278,010
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	550,000	559,152
5.000% due 09/30/43	230,000	240,641
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	264,353
Eagle Spinco Inc 4.625% due 02/15/21	320,000	311,600
Ecolab Inc 4.350% due 12/08/21	100,000	107,917
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	490,000	507,150
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	580,000	586,237
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	870,000	852,952
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	652,500

	Principal Amount	Value
Hexion Inc 6.625% due 04/15/20	$300,000	$276,750
Murray Energy Corp 11.250% due 04/15/21 ~	600,000	505,500
OCP SA (Morocco) 4.500% due 10/22/25 ~	400,000	381,500
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	110,183
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	340,000	352,454
Southern Copper Corp (Mexico) 6.750% due 04/16/40	500,000	518,870
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	420,000	412,990
6.875% due 11/21/36	500,000	484,721
Vedanta Resources PLC (Bahamas) 9.500% due 07/18/18 ~	100,000	107,250

		8,631,198

Telecommunication Services - 2.2%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20	400,000	443,280
AT&T Inc
3.400% due 05/15/25	1,480,000	1,408,125
4.350% due 06/15/45	130,000	111,355
5.500% due 02/01/18	350,000	382,557
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	490,000	482,990
CenturyLink Inc
5.625% due 04/01/25 ~	90,000	81,563
6.150% due 09/15/19	250,000	264,375
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	500,000	573,658
Intelsat Jackson Holdings SA (United Kingdom)
5.500% due 08/01/23	300,000	266,625
7.500% due 04/01/21	270,000	267,975
Sprint Capital Corp 8.750% due 03/15/32	500,000	487,500
Sprint Corp
7.625% due 02/15/25	390,000	368,550
7.875% due 09/15/23	220,000	215,050
Telecom Italia Capital SA (Italy) 5.250% due 10/01/15	2,000,000	2,019,200
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	200,000	218,827
Verizon Communications Inc
4.150% due 03/15/24	680,000	698,261
6.400% due 09/15/33	700,000	802,298
6.550% due 09/15/43	1,520,000	1,783,361
Windstream Services LLC 7.500% due 04/01/23	500,000	438,750

		11,314,300

Utilities - 1.2%

AES Corp
7.375% due 07/01/21	130,000	143,325
8.000% due 06/01/20	120,000	139,200
Berkshire Hathaway Energy Co 6.500% due 09/15/37	500,000	613,521
Dynegy Inc
6.750% due 11/01/19 ~	700,000	731,850
7.375% due 11/01/22 ~	200,000	210,500
7.625% due 11/01/24 ~	100,000	106,500
Entergy Corp 3.625% due 09/15/15	500,000	501,974
FirstEnergy Corp
4.250% due 03/15/23	410,000	412,718
7.375% due 11/15/31	1,200,000	1,462,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
IPALCO Enterprises Inc 3.450% due 07/15/20 ~	$800,000	$800,000
Pacific Gas & Electric Co
6.050% due 03/01/34	510,000	613,240
8.250% due 10/15/18	100,000	119,913
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	203,834

		6,058,889

Total Corporate Bonds & Notes (Cost $136,291,995)		133,190,000

SENIOR LOAN NOTES - 0.2%

Consumer Discretionary - 0.1%

Chrysler Group LLC Term B (United Kingdom) 3.500% due 05/24/17 §	537,480	537,526

Health Care - 0.1%

HCA Inc Term B5 2.935% due 03/31/17 §	297,733	297,938

Total Senior Loan Notes (Cost $834,815)		835,464

MORTGAGE-BACKED SECURITIES - 36.5%

Collateralized Mortgage Obligations - Commercial - 4.5%

Banc of America Commercial Mortgage Trust 5.623% due 04/10/49 " §	810,000	816,281
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/38 "	250,000	253,372
5.700% due 10/11/17 "	200,000	214,073
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	500,000	423,283
Citigroup Commercial Mortgage Trust 4.017% due 10/10/47 "	270,000	277,789
Commercial Mortgage Trust
4.239% due 11/10/47 "	160,000	164,158
4.354% due 02/10/48 " §	90,000	87,839
Core Industrial Trust 3.849% due 02/01/34 " § ~	400,000	377,231
Credit Suisse Commercial Mortgage Trust 5.467% due 09/15/39 "	731,960	756,495
Credit Suisse Mortgage Capital Certificates 4.686% due 03/15/17 " § ~	390,000	388,162
CSMC Trust
3.953% due 09/15/37 " ~	520,000	536,517
4.007% due 09/15/38 " § ~	1,300,000	1,302,529
4.373% due 09/15/37 " ~	370,000	342,343
4.373% due 09/15/37 " ~	530,000	457,772
Fannie Mae (IO) 0.387% due 10/25/24 " §	12,396,632	363,965
Freddie Mac Multifamily Structured Pass-Through Certificates 2.991% due 09/25/21 "	450,000	467,510
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.696% due 04/25/19 " §	24,840,170	471,442
Government National Mortgage Association (IO) 0.709% due 04/16/47 " §	6,351,465	361,995
GS Mortgage Securities Trust
4.771% due 08/10/46 " § ~	1,540,000	1,481,323
5.622% due 11/10/39 "	220,000	223,602
JP Morgan Chase Commercial Mortgage Securities Trust
2.286% due 08/15/27 " § ~	210,000	212,160
2.466% due 11/15/31 " § ~	490,000	490,253

	Principal Amount	Value
3.486% due 08/15/27 " § ~	$120,000	$120,832
4.725% due 07/15/47 " §	380,000	389,444
5.411% due 05/15/47 "	1,960,000	1,692,401
5.502% due 06/12/47 " §	650,000	645,167
5.695% due 02/12/49 " §	1,090,000	1,021,083
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 " § ~	680,000	484,699
4.116% due 11/15/47 " §	290,000	295,455
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	448,712	485,911
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 " § ~	850,000	853,981
3.127% due 04/20/48 " § ~	866,000	869,755
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	210,000	205,305
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,379,219	1,413,222
Motel 6 Trust 5.000% due 02/05/30 " ~	700,000	677,733
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	600,000	630,686
5.413% due 12/15/43 " §	1,920,000	1,966,321
Wells Fargo Commercial Mortgage Trust
3.184% due 04/15/50 "	340,000	336,470
3.848% due 05/15/48 " §	380,000	362,657
4.300% due 07/01/46 " §	290,000	312,527
WFRBS Commercial Mortgage Trust (IO) 1.570% due 03/15/44 " § ~	7,534,479	360,525

		23,594,268

Collateralized Mortgage Obligations - Residential - 7.8%

Alternative Loan Trust 2.756% due 06/25/37 " §	342,295	288,551
Arran Residential Mortgages Funding PLC (United Kingdom) 1.391% due 05/16/47 " § ~	EUR 355,399	397,968
Banc of America Funding Ltd 0.443% due 10/03/39 " § ~	$1,051,134	1,040,097
Banc of America Funding Trust
1.829% due 09/26/45 " § ~	4,114,420	3,034,215
2.699% due 05/25/35 " §	61,985	63,277
BCAP LLC Trust
0.585% due 03/28/37 " § ~	3,035,793	2,788,651
5.401% due 03/26/37 " § ~	76,590	75,117
Bear Stearns Adjustable Rate Mortgage Trust
2.501% due 08/25/33 " §	81,830	81,840
2.640% due 01/25/35 " §	976,327	963,006
2.726% due 10/25/36 " § Ω	26,876	22,443
Bear Stearns ALT-A Trust
2.584% due 05/25/35 " §	43,889	42,691
2.595% due 11/25/36 " §	82,632	60,404
Chase Mortgage Finance Trust 5.465% due 09/25/36 " § Ω	169,139	151,633
Chevy Chase Funding LLC 0.437% due 08/25/35 " § ~	45,350	41,763
Citigroup Mortgage Loan Trust 7.538% due 06/27/37 " § ~	2,000,000	2,025,000
Citigroup Mortgage Loan Trust Inc 2.410% due 09/25/35 " §	35,253	35,307
CitiMortgage Alternative Loan Trust (IO) 5.413% due 05/25/37 " §	8,250,666	1,315,317
Countrywide Home Loan Mortgage Pass-Through Trust 0.507% due 03/25/35 " §	22,343	21,495
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35 " Ω	96,660	81,834
Downey Saving & Loan Association Mortgage Loan Trust 0.368% due 04/19/47 " § Ω	207,772	73,192

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Fannie Mae
1.625% due 11/25/23 " §	$111,716	$115,709
5.500% due 04/25/35 "	856,064	893,989
Fannie Mae (IO)
4.000% due 03/25/43 "	1,261,133	221,300
4.000% due 04/25/43 "	5,067,070	918,085
6.213% due 09/25/41 " §	4,183,900	812,409
Fannie Mae Connecticut Avenue Securities 3.087% due 07/25/24 " §	1,500,000	1,389,841
Freddie Mac 8.000% due 04/15/30 "	146,165	170,135
Freddie Mac (IO)
3.500% due 04/15/43 "	1,839,379	320,748
4.000% due 04/15/43 "	1,127,599	196,903
5.965% due 12/15/42 " §	775,162	191,664
Freddie Mac Structured Agency Credit Risk Debt
4.185% due 08/25/24 " §	540,000	539,040
4.285% due 08/25/24 " §	760,000	750,315
4.935% due 10/25/24 " §	1,140,000	1,184,368
Government National Mortgage Association (IO) 4.000% due 11/20/44 "	2,884,165	529,761
Granite Master Issuer PLC (United Kingdom)
0.157% due 12/20/54 " § ~	EUR 249,162	277,140
0.217% due 12/20/54 " § ~	400,799	446,206
0.447% due 12/20/54 " §	$176,898	176,686
Granite Mortgages PLC (United Kingdom)
0.382% due 01/20/44 " § ~	EUR 9,335	10,397
0.675% due 01/20/44 " §	GBP 217,822	217,616
0.852% due 06/20/44 " §	307,865	482,617
0.948% due 01/20/44 " § ~	9,447	14,824
0.952% due 09/20/44 " § ~	279,685	438,881
GreenPoint Mortgage Funding Trust 0.367% due 01/25/37 " §	$3,882,923	2,987,075
HarborView Mortgage Loan Trust 0.356% due 12/19/36 " § Ω	445,475	331,481
JP Morgan Mortgage Trust
2.927% due 07/25/35 " §	128,649	127,546
5.750% due 01/25/36 " Ω	30,992	27,700
JP Morgan Resecuritization Trust 0.395% due 12/25/36 " § ~	3,430,000	2,235,758
Marche Mutui SARL (Italy) 0.398% due 10/27/65 " § ~	EUR 494,092	549,265
Merrill Lynch Mortgage Investors Trust 2.201% due 11/25/35 " §	$2,206,746	2,165,737
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	11,166	11,209
Morgan Stanley Resecuritization Trust 0.838% due 12/25/46 " § ~	2,122,909	953,991
Nomura Resecuritization Trust 12.370% due 06/25/35 " § ~	1,933,397	1,903,236
Prime Mortgage Trust 5.500% due 05/25/35 " ~	2,107,721	2,065,491
Reperforming Loan REMIC Trust 0.527% due 06/25/35 " § ~	72,721	64,379
Residential Asset Securitization Trust 0.587% due 05/25/33 " §	2,143	2,139
Structured Asset Securities Corp Mortgage Pass-Through Certificates
2.397% due 08/25/32 " §	35,407	34,940
Structured Asset Securities Corp
2.652% due 10/28/35 " § ~	17,973	17,633
WaMu Mortgage Pass-Through Certificates Trust
1.546% due 08/25/42 " §	3,058	2,919
1.937% due 03/25/47 " §	1,946,306	1,570,163
4.362% due 02/25/37 " § Ω	333,171	311,603
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/36 " §	430,744	414,638
2.641% due 04/25/36 " § Ω	47,323	46,290
2.649% due 04/25/35 " §	1,622,762	1,649,302
2.695% due 12/25/34 " §	53,075	53,500

		40,428,430

	Principal Amount	Value
Fannie Mae - 21.2%

1.346% due 10/01/44 " §	$27,598	$28,329
2.168% due 09/01/35 " §	145,374	154,764
2.265% due 12/01/35 " §	14,479	15,185
2.310% due 08/01/22 "	500,000	497,817
2.415% due 11/01/32 " §	109,408	116,238
2.491% due 11/01/34 " §	89,023	95,478
2.500% due 07/01/30 "	1,500,000	1,515,820
2.810% due 04/01/25 "	160,000	156,957
3.000% due 09/01/21 "	2,441,865	2,538,104
3.000% due 09/01/28 "	524,221	543,685
3.000% due 07/01/30 "	5,600,000	5,793,812
3.000% due 08/01/45 "	7,000,000	6,939,843
3.500% due 07/01/30 "	3,100,000	3,266,383
3.500% due 09/01/42 "	170,797	176,010
3.500% due 01/01/43 "	3,064,685	3,158,119
3.500% due 08/01/44 "	2,700,000	2,770,189
3.500% due 07/01/45 "	1,100,000	1,131,518
3.500% due 08/01/45 "	10,000,000	10,259,961
4.000% due 08/01/18 "	167,980	176,151
4.000% due 09/01/18 "	1,120,313	1,174,810
4.000% due 12/01/18 "	296,267	310,701
4.000% due 03/01/25 "	234,323	248,170
4.000% due 04/01/25 "	288,953	309,113
4.000% due 06/01/25 "	144,608	153,145
4.000% due 07/01/25 "	161,437	171,009
4.000% due 09/01/25 "	246,271	259,029
4.000% due 09/01/25 "	254,072	271,717
4.000% due 12/01/25 "	106,079	112,750
4.000% due 04/01/26 "	794,351	837,853
4.000% due 06/01/26 "	74,512	79,678
4.000% due 08/01/26 "	292,510	312,901
4.000% due 06/01/29 "	47,167	49,994
4.000% due 11/01/30 "	143,543	153,076
4.000% due 08/01/40 "	7,000,000	7,390,879
4.000% due 09/01/41 "	716,772	770,285
4.000% due 11/01/42 "	1,291,030	1,376,666
4.000% due 05/01/43 "	3,276,663	3,500,920
4.000% due 08/01/44 "	9,000,000	9,502,559
4.000% due 01/01/45 "	294,913	314,020
4.350% due 12/01/36 " §	9,584	10,219
4.500% due 07/01/18 "	195,303	203,489
4.500% due 04/01/19 "	36,301	37,907
4.500% due 06/01/24 "	162,846	174,849
4.500% due 08/01/24 "	322,538	344,601
4.500% due 01/01/25 "	52,181	55,907
4.500% due 06/01/25 "	212,941	222,003
4.500% due 06/01/26 "	67,264	71,823
4.500% due 08/01/40 "	8,000,000	8,631,250
4.500% due 12/01/40 "	100,854	109,370
4.500% due 06/01/41 "	17,225	18,632
4.500% due 08/01/43 "	64,578	69,888
4.500% due 02/01/44 "	1,624,539	1,755,850
4.500% due 03/01/44 "	698,918	755,412
4.500% due 07/01/44 "	661,174	725,874
4.500% due 10/01/44 "	4,167,361	4,566,832
4.500% due 01/01/45 "	3,202,522	3,523,711
4.500% due 02/01/45 "	3,166,836	3,487,067
5.000% due 02/01/25 "	212,753	234,818
5.000% due 02/01/27 "	17,547	19,364
5.000% due 06/01/27 "	2,949	3,253
5.000% due 08/01/27 "	1,614	1,781
5.000% due 08/01/38 "	3,577,134	3,963,425
5.000% due 02/01/35 "	29,431	32,590
5.000% due 09/01/35 "	24,579	27,138
5.000% due 12/01/35 "	910,974	1,007,308
5.000% due 07/01/37 "	15,943	17,607
5.000% due 05/01/40 "	10,415	11,522
5.000% due 08/01/40 "	9,944	11,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
5.500% due 12/01/20 "	$4,837	$5,061
5.500% due 07/01/21 "	7,048	7,335
5.500% due 08/01/21 "	62,734	65,075
5.500% due 10/01/21 "	70,328	76,668
5.500% due 12/01/21 "	6,201	6,432
5.500% due 04/01/22 "	45,646	49,527
5.500% due 05/01/22 "	225,033	244,946
5.500% due 07/01/22 "	11,287	12,345
5.500% due 06/01/23 "	58,787	64,404
5.500% due 09/01/23 "	49,709	53,763
5.500% due 02/01/24 "	21,632	24,278
5.500% due 01/01/28 "	266,229	298,701
5.500% due 03/01/28 "	7,297	8,186
5.500% due 06/01/30 "	473,901	532,042
5.500% due 11/01/32 "	119,870	135,150
5.500% due 01/01/34 "	5,032	5,661
5.500% due 02/01/34 "	28,144	31,743
5.500% due 03/01/34 "	5,978	6,741
5.500% due 04/01/34 "	160,938	181,579
5.500% due 02/01/35 "	72,738	81,974
5.500% due 04/01/35 "	47,660	53,702
5.500% due 05/01/35 "	267,478	300,727
5.500% due 06/01/35 "	48,014	54,100
5.500% due 07/01/35 "	522,074	587,732
5.500% due 08/01/35 "	82,639	93,009
5.500% due 10/01/35 "	516,790	581,240
5.500% due 11/01/35 "	332,943	373,746
5.500% due 12/01/35 "	67,084	75,273
5.500% due 01/01/36 "	12,172	13,715
5.500% due 05/01/36 "	439,065	492,984
5.500% due 09/01/36 "	40,872	46,101
5.500% due 11/01/36 "	8,660	9,745
5.500% due 07/01/36 "	35,693	40,223
5.500% due 08/01/38 "	3,000,000	3,366,375
5.500% due 08/01/39 "	25,489	28,631
5.500% due 12/01/39 "	419,919	471,520
6.000% due 09/01/22 "	14,481	16,447
6.000% due 01/01/23 "	8,969	10,184
6.000% due 02/01/33 "	7,210	8,194
6.000% due 12/01/35 "	22,202	25,227
6.000% due 06/01/36 "	14,472	16,522
6.000% due 07/01/36 "	1,592	1,814
6.000% due 08/01/36 "	4,189	4,763
6.000% due 09/01/36 "	43,502	49,512
6.000% due 10/01/36 "	69,870	79,566
6.000% due 11/01/36 "	32,943	37,512
6.000% due 12/01/36 "	105,629	120,147
6.000% due 03/01/37 "	8,195	9,305
6.000% due 06/01/37 "	116,825	134,189
6.000% due 09/01/37 "	105,574	121,248
6.000% due 12/01/38 "	221,350	251,953
6.000% due 10/01/39 "	308,677	351,673
6.000% due 04/01/40 "	447,345	509,409
6.000% due 06/01/40 "	75,438	85,861
6.000% due 10/01/40 "	403,336	459,254
6.000% due 04/01/41 "	570,092	648,709
6.000% due 05/01/41 "	2,130,832	2,425,497
6.500% due 03/01/17 "	6,731	6,986

		110,582,540

Freddie Mac - 0.9%

1.850% due 09/01/35 " §	18,698	19,798
2.222% due 06/01/35 " §	139,399	148,351
2.370% due 09/01/35 " §	77,971	83,566
2.375% due 11/01/31 " §	4,410	4,713
2.500% due 04/01/32 " §	17,307	18,332
3.500% due 10/01/42 "	434,742	448,001
3.500% due 02/01/44 "	192,050	197,901
3.500% due 03/01/45 "	703,090	724,534
4.000% due 08/01/45 "	1,000,000	1,053,808

	Principal Amount	Value
4.500% due 11/01/44 "	$284,641	$311,615
5.500% due 03/01/23 "	6,195	6,936
5.500% due 04/01/38 "	572,442	640,878
5.500% due 06/01/38 "	136,533	152,951
5.500% due 07/01/38 "	57,404	64,260
5.500% due 12/01/38 "	60,993	68,870
5.500% due 01/01/39 "	438,913	491,369
5.500% due 03/01/39 "	217,760	243,741
5.500% due 05/01/40 "	16,581	18,565
6.000% due 12/01/22 "	11,232	12,713
6.000% due 03/01/23 "	34,155	38,664

		4,749,566

Government National Mortgage Association - 2.1%

3.500% due 07/01/45 "	8,000,000	8,287,811
3.500% due 08/01/45 "	1,000,000	1,033,281
5.000% due 10/15/38 "	342,770	380,073
5.000% due 12/15/38 "	226,461	251,215
5.000% due 03/15/39 "	369,758	410,689
5.000% due 04/15/39 "	505,503	560,923

		10,923,992

Total Mortgage-Backed Securities (Cost $190,047,574)		190,278,796

ASSET-BACKED SECURITIES - 6.8%

Ameriquest Mortgage Securities Inc 0.687% due 09/25/35 " §	2,340,000	2,107,172
Argent Securities Inc
1.005% due 02/25/34 " §	1,054,683	951,022
1.312% due 11/25/34 " §	469,638	404,086
Asset-Backed Funding Certificates Trust 0.887% due 06/25/34 " §	86,417	81,299
Asset-Backed Securities Corp Home Equity Loan Trust 1.912% due 12/25/34 " §	2,220,911	1,988,488
Basic Asset Backed Securities Trust 0.497% due 04/25/36 " §	2,000,000	1,784,040
Bear Stearns Asset Backed Securities I Trust
0.387% due 12/25/36 " §	392,022	358,040
0.855% due 06/25/35 " §	300,000	266,668
Bosphorus CLO (Ireland) 1.269% due 11/10/23 " § ~	EUR 500,000	557,661
Business Loan Express Business Loan Trust 0.617% due 02/25/31 " § ~	$404,187	384,458
Chapel BV (Netherlands) 0.651% due 11/17/64 " § ~	EUR 174,814	188,482
CIT Mortgage Loan Trust 1.437% due 10/25/37 " § ~	$15,020	15,052
Citigroup Mortgage Loan Trust
0.357% due 05/25/37 " §	400,000	363,056
0.635% due 11/25/45 " § ~	3,700,000	3,351,216
Citigroup Mortgage Loan Trust Inc 1.837% due 07/25/37 " §	1,122,000	998,476
Countrywide Asset-Backed Certificates
0.537% due 05/25/46 " § ~	1,680,221	1,625,893
0.587% due 06/25/36 " §	500,000	362,378
HERO Funding Trust 3.990% due 09/21/40 " ~	434,794	438,379
Hillmark Funding Ltd (Cayman) 0.531% due 05/21/21 " § ~	681,085	666,782
OneMain Financial Issuance Trust 3.190% due 03/18/26 " ~	1,300,000	1,314,560
Option One Mortgage Loan Trust 0.847% due 05/25/35 " §	1,997,278	1,927,475
Park Place Securities Inc
0.677% due 09/25/35 " §	2,294,000	1,868,011
1.912% due 02/25/35 " §	2,302,773	1,650,414
Santander Drive Auto Receivables Trust 0.466% due 08/15/17 " §	2,162,135	2,160,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust 0.317% due 05/25/37 " § Ω	$107,941	$76,721
Small Business Administration Participation Certificates 3.370% due 10/01/33 "	366,487	381,910
SMB Private Education Loan Trust
1.336% due 05/15/26 " § ~	2,000,000	1,997,273
1.686% due 04/15/32 " § ~	550,000	548,752
3.050% due 05/15/26 " ~	2,200,000	2,240,754
SoFi Professional Loan Program LLC
1.437% due 08/25/32 " § ~	528,750	531,298
2.550% due 08/27/29 " ~	1,929,597	1,937,953
Structured Asset Investment Loan Trust 0.922% due 08/25/35 " §	1,200,000	1,159,524
Sunrise SARL (Italy) 0.488% due 08/27/31 " §	EUR 374,275	417,277
United States Small Business Administration 2.517% due 03/10/25 "	$110,000	110,280
Wood Street BV CLO (Netherlands) 0.305% due 11/22/21 " § ~	EUR 103,218	114,274

Total Asset-Backed Securities (Cost $34,271,259)		35,329,570

U.S. GOVERNMENT AGENCY ISSUES - 1.3%

Fannie Mae
2.173% due 10/09/19	$4,000,000	3,652,600
5.000% due 05/11/17	169,000	182,364
6.625% due 11/15/30	1,500,000	2,118,456
Tennessee Valley Authority 5.250% due 09/15/39	500,000	607,600

Total U.S. Government Agency Issues (Cost $6,615,010)		6,561,020

U.S. TREASURY OBLIGATIONS - 19.4%

U.S. Treasury Bonds - 9.2%

2.500% due 02/15/45	2,880,000	2,523,151
2.750% due 08/15/42	1,400,000	1,298,172
2.750% due 11/15/42	1,000,000	926,172
2.875% due 05/15/43	2,500,000	2,371,485
3.000% due 05/15/45	9,630,000	9,393,766
3.000% due 05/15/42	1,200,000	1,170,469
3.000% due 11/15/44	2,800,000	2,726,282
3.125% due 02/15/42	1,300,000	1,301,422
3.125% due 02/15/43	7,000,000	6,977,579
3.125% due 08/15/44	3,000,000	2,991,093
3.375% due 05/15/44	6,910,000	7,224,730
3.750% due 11/15/43	100,000	111,969
4.250% due 05/15/39	1,100,000	1,322,493
4.375% due 11/15/39	1,800,000	2,204,719
4.375% due 05/15/40	500,000	613,281
4.500% due 08/15/39	800,000	997,687
4.625% due 02/15/40	400,000	508,094
6.125% due 11/15/27	300,000	415,383
6.125% due 08/15/29	2,300,000	3,249,288

		48,327,235

U.S. Treasury Inflation Protected Securities - 6.7%

0.125% due 01/15/23 ^	4,919,808	4,830,636
0.125% due 07/15/24 ^	6,376,768	6,212,866
0.625% due 07/15/21 ^	6,088,202	6,281,789
0.625% due 02/15/43 ^	2,387,326	2,102,898
0.750% due 02/15/45 ^	703,276	637,619
1.750% due 01/15/28 ^	3,274,941	3,700,939
2.375% due 01/15/27 ^	7,156,215	8,542,732
2.500% due 01/15/29 ^	2,093,667	2,574,720

		34,884,199

	Principal Amount	Value
U.S. Treasury Notes - 3.5%

1.250% due 01/31/20	$1,380,000	$1,360,702
1.500% due 01/31/22	180,000	174,080
1.625% due 07/31/19	2,240,000	2,258,025
1.625% due 12/31/19	2,140,000	2,147,021
2.000% due 02/15/25	2,260,000	2,192,728
2.125% due 12/31/21	2,060,000	2,074,323
2.125% due 06/30/22	4,800,000	4,815,749
2.125% due 05/15/25	30,000	29,409
2.250% due 11/15/24 ‡	3,200,000	3,175,251

		18,227,288

Total U.S. Treasury Obligations (Cost $103,974,696)		101,438,722

FOREIGN GOVERNMENT BONDS & NOTES - 6.2%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	112,181
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	116,225
Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 950,000	819,929
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	4,934,000	1,432,396
Bundesrepublik Deutschland (Germany)
2.500% due 07/04/44 ~	EUR 100,000	136,088
4.250% due 07/04/39 ~	1,200,000	2,072,699
4.750% due 07/04/40 ~	100,000	186,211
Colombia Government (Colombia) 5.625% due 02/26/44	$390,000	396,825
Cyprus Government International Bond (Cyprus) 4.750% due 06/25/19 ~	EUR 400,000	468,238
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	$250,000	246,875
4.875% due 05/05/21 ~	500,000	531,900
Italy Buoni Poliennali del Tesoro (Italy) 3.750% due 09/01/24	EUR 4,340,000	5,427,734
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 55,260,000	3,651,133
7.750% due 11/13/42	49,000,000	3,482,730
8.000% due 06/11/20	3,200,000	228,590
10.000% due 12/05/24	13,320,000	1,087,253
Mexico Government (Mexico) 5.550% due 01/21/45	$1,450,000	1,551,500
Peruvian Government International Bond (Peru) 5.625% due 11/18/50	90,000	100,800
Poland Government (Poland)
3.250% due 07/25/25	PLN 17,200,000	4,553,883
4.000% due 01/22/24	$860,000	904,075
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	199,247
3.000% due 07/16/18	100,000	104,904
3.150% due 06/02/22	CAD 900,000	778,136
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	643,269
Russian Foreign (Russia) 7.500% due 03/31/30 § ~	656,250	770,430
South Africa Government (South Africa) 5.875% due 09/16/25	650,000	722,049
Turkey Government (Turkey)
4.875% due 04/16/43	350,000	319,799
5.625% due 03/30/21	450,000	487,305
5.750% due 03/22/24	600,000	652,500

Total Foreign Government Bonds & Notes (Cost $35,279,931)		32,184,904

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 2.0%

City of North Las Vegas NV 6.572% due 06/01/40	$900,000	$812,808
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,614,970
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,865,296
State of California
7.500% due 04/01/34	100,000	139,056
7.600% due 11/01/40	1,400,000	2,047,052
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	765,000	644,520
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,491,516

Total Municipal Bonds (Cost $9,669,430)		10,615,218

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments) (Cost $255,834)		223,555

SHORT-TERM INVESTMENTS - 14.5%

Commercial Paper - 4.7%

Amcor Ltd 0.435% due 07/07/15	1,000,000	999,954
Edison International 0.450% due 07/07/15	1,000,000	999,954
ENI Finance USA Inc 1.280% due 06/02/16	500,000	494,752
Entergy Corp
0.940% due 08/04/15	1,400,000	1,399,390
0.950% due 08/06/15	1,300,000	1,299,399
0.950% due 09/04/15	400,000	399,646
Ford Motor Credit
0.820% due 09/03/15	1,100,000	1,099,003
1.100% due 11/02/15	1,400,000	1,397,181
Glencore Funding LLC
0.560% due 07/10/15	1,000,000	999,928
0.560% due 07/13/15	700,000	699,934
0.560% due 07/14/15	800,000	799,918
Kansas City Railway
0.660% due 07/10/15	1,100,000	1,099,882
0.700% due 07/16/15	800,000	799,862
Mondelez International
0.450% due 07/08/15	1,100,000	1,099,943
0.460% due 07/08/15	1,400,000	1,399,927
0.470% due 07/23/15	1,000,000	999,841
Southwestern Energy 0.952% due 07/06/15	500,000	499,964
Tesco Treasury Services 1.000% due 08/18/15	3,200,000	3,189,637
Thermo Fisher Scientific 1.040% due 09/14/15	1,000,000	998,953
Volvo Treasury 0.500% due 07/06/15	1,000,000	999,961
Williams Partners LP
0.510% due 07/10/15	300,000	299,980
0.510% due 07/13/15	1,300,000	1,299,890
0.560% due 07/15/15	400,000	399,961
Wyndham Worldwide Corp 0.990% due 07/07/15	1,000,000	999,915

		24,676,775

	Principal Amount	Value
U.S. Government Agency Issues -0.8%

Federal Home Loan Bank
0.060% due 08/28/15	$1,100,000	$1,099,947
0.067% due 08/28/15	1,600,000	1,599,923
0.073% due 08/05/15	100,000	99,997
0.094% due 08/19/15	600,000	599,975
0.096% due 08/12/15	200,000	199,993
0.085% due 09/17/15	200,000	199,978
0.086% due 09/09/15	100,000	99,990
0.089% due 09/18/15	400,000	399,955

		4,299,758

	Shares

Money Market Fund - 9.0%

BlackRock Liquidity Funds T-Fund Portfolio	46,857,050	46,857,050

Total Short-Term Investments (Cost $75,831,885)		75,833,583

TOTAL INVESTMENTS - 112.4% (Cost $593,072,429)		586,490,832

OTHER ASSETS & LIABILITIES, NET - (12.4%)		(64,571,059)

NET ASSETS - 100.0%		$521,919,773

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $1,122,897 or 0.2% of the fund’s net assets were in default as of June 30, 2015.

(c)	As of June 30, 2015, investments with a total aggregate value of $2,033,153 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2015 was $1,376,784 at a weighted average interest rate of 0.079%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Australian Treasury 10-Year Notes (09/15)	3	$154
Euro-BTP (09/15)	25	(50,605)
Euro-Bund (09/15)	68	(174,765)
Euro-Buxl (09/15)	1	(13,535)
Eurodollar (09/15)	42	(222)
Eurodollar (06/16)	178	167,034
Eurodollar (12/16)	87	61,080
Eurodollar (03/17)	13	16,883
U.S. Treasury 5-Year Notes (09/15)	36	(3,789)
U.S. Treasury 5-Year Notes (09/15)	198	53,036
U.S. Treasury 10-Year Notes (09/15)	132	(94,950)
U.S. Treasury 10-Year Notes (09/15)	52	24,078
U.S. Treasury 30-Year Bonds (09/15)	38	(25,061)
U.S. Treasury 30-Year Bonds (09/15)	29	31,218
U.S. Ultra Long Bonds (09/15)	89	(260,305)
U.S. Ultra Long Bonds (09/15)	48	28,563

		(241,186)

Short Futures Outstanding
90-Day LIBOR Sterling (03/17)	102	19,488
90-Day LIBOR Sterling (06/17)	46	6,967
Canada Treasury 10-Year Notes (09/15)	5	(3,499)
Euro FX (09/15)	63	(18,317)
Euro-Bund (09/15)	6	(4,025)
Euro-Bund (09/15)	69	193,524
Eurodollar (09/15)	506	(37,732)
Eurodollar (12/15)	99	(22,909)
Eurodollar (03/16)	312	(45,864)
Eurodollar (09/16)	69	(27,840)
Eurodollar (12/16)	103	(33,745)
Eurodollar (03/17)	177	(54,407)
Eurodollar (12/17)	85	(15,697)
JPY FX (09/15)	34	(73,848)
U.S. Treasury 2-Year Notes (09/15)	2	(507)
U.S. Treasury 5-Year Notes (09/15)	3	398
U.S. Treasury 10-Year Notes (09/15)	126	(62,932)
U.S. Treasury 10-Year Notes (09/15)	59	13,058
U.S. Treasury 30-Year Notes (09/15)	21	(17,237)
U.S. Treasury 30-Year Notes (09/15)	3	551

		(184,573)

Total Futures Contracts		($425,759)

(f)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	327,000	USD	249,453	07/15	GSC	$2,814
CAD	690,000	USD	552,806	07/15	GSC	(379)
EUR	4,010,000	USD	4,534,932	07/15	CIT	(64,253)
EUR	103,000	USD	112,943	07/15	CIT	1,890
EUR	13,539,000	USD	15,090,047	07/15	HSB	3,935
EUR	396,000	USD	445,352	07/15	JPM	(3,859)
EUR	687,000	USD	748,237	07/15	JPM	17,687
EUR	2,737,692	USD	3,099,952	08/15	BOA	(45,941)
EUR	291,000	USD	326,328	08/15	GSC	(1,748)
GBP	2,050,000	USD	3,180,514	07/15	CIT	40,164
INR	25,600,000	USD	404,391	07/15	BRC	(3,715)
INR	4,559,620	USD	71,000	07/15	BRC	246
INR	210,100,000	USD	3,320,709	07/15	CIT	(32,347)
INR	75,318,720	USD	1,171,000	07/15	JPM	5,892
INR	23,268,580	USD	358,917	08/15	CIT	2,441
INR	23,038,600	USD	354,877	08/15	GSC	2,909
JPY	760,393,434	USD	6,147,530	07/15	GSC	65,661
JPY	514,500,000	USD	4,174,036	07/15	UBS	30,017
MXN	3,270,000	USD	213,842	07/15	CIT	(5,904)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	14,963,641	USD	984,000	07/15	DUB	($32,468)
MXN	1,582,000	USD	103,114	07/15	GSC	(2,515)
MXN	22,753,385	USD	1,501,000	07/15	HSB	(54,120)
MXN	5,255,148	USD	348,000	07/15	UBS	(13,827)
MXN	2,652,696	USD	167,800	09/15	CIT	(131)
RUB	80,919,790	USD	1,459,329	07/15	GSC	7,008
USD	233,284	AUD	306,000	07/15	CIT	(2,782)
USD	1,451,580	CAD	1,813,000	07/15	JPM	60
USD	1,053,998	EUR	940,000	07/15	BOA	5,808
USD	1,691,317	EUR	1,540,000	07/15	BRC	(25,933)
USD	1,115,166	EUR	1,020,000	07/15	CIT	(22,233)
USD	559,434	EUR	503,000	07/15	JPM	(1,352)
USD	230,529	EUR	203,000	07/15	JPM	4,208
USD	19,006,144	EUR	17,425,000	07/15	UBS	(420,686)
USD	166,660	EUR	148,000	07/15	UBS	1,657
USD	5,966,555	EUR	5,300,000	08/15	BOA	54,182
USD	133,793	EUR	100,000	08/15	DUB	22,249
USD	572,158	EUR	511,000	08/15	GSC	2,191
USD	15,096,547	EUR	13,539,000	08/15	HSB	(4,775)
USD	526,329	EUR	474,000	08/15	UBS	(2,368)
USD	3,397,180	EUR	3,030,000	08/15	UBS	17,536
USD	3,193,367	GBP	2,050,000	07/15	CIT	(27,311)
USD	322,586	GBP	212,000	07/15	UBS	(10,512)
USD	667,280	GBP	425,000	08/15	UBS	(331)
USD	9,220,464	JPY	1,141,493,434	07/15	HSB	(106,842)
USD	1,083,267	JPY	133,400,000	07/15	UBS	(6,763)
USD	6,113,305	JPY	755,093,434	08/15	GSC	(59,196)
USD	1,000,000	JPY	101,968,500	08/15	HSB	166,433
USD	620,559	KRW	691,178,118	09/15	JPM	1,973
USD	2,446,096	MXN	37,543,929	07/15	BRC	60,215
USD	185,386	MXN	2,826,000	07/15	CIT	5,681
USD	336,000	MXN	5,103,202	07/15	DUB	11,490
USD	186,000	MXN	2,833,657	07/15	GSC	5,809
USD	577,225	MXN	9,028,748	07/15	HSB	3,090
USD	1,114,713	MXN	17,062,309	07/15	JPM	29,726
USD	926,447	MXN	14,184,993	07/15	UBS	24,428
USD	160,000	MXN	2,484,974	09/15	GSC	2,932
USD	231,000	MXN	3,593,321	09/15	HSB	3,876
USD	96,000	MXN	1,498,320	09/15	UBS	1,295
USD	221,000	RUB	12,619,100	07/15	CIT	(7,109)
USD	1,000	RUB	57,050	07/15	DUB	(31)
USD	955,000	RUB	54,329,950	07/15	HSB	(27,094)
USD	245,000	RUB	13,913,690	07/15	JPM	(6,511)
USD	1,437,552	RUB	80,919,790	08/15	GSC	(3,753)
USD	658,000	RUB	36,157,100	08/15	HSB	13,987

Total Forward Foreign Currency Contracts						($377,299)

(g)	Purchased options outstanding as of June 30, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 3-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.150%	07/20/15	GSC	$2,700,000	$12,555	$1,557
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	07/30/15	CIT	700,000	9,800	33
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	8,000,000	13,330	8,535
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	01/19/16	GSC	2,700,000	11,340	6,127
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	01/29/16	MSC	1,300,000	11,700	3,992
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	01/29/16	MSC	1,300,000	20,150	3,473
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	2,700,000	38,340	21,492

							117,215	45,209

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/12/16	MSC	1,100,000	35,200	38,347
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/23/16	MSC	2,400,000	67,860	85,461

							103,060	123,808

							$220,275	$169,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 30-Year Bonds (08/15)	$149.00	07/24/15	CME	4	$6,044	$13,063
Call - U.S. Treasury 30-Year Bonds (08/15)	150.00	07/24/15	CME	10	18,095	26,719
Call - JPY FX (08/15)	81.50	08/07/15	CME	8	6,226	11,100

					30,365	50,882

Put - U.S. Treasury 30-Year Bonds (08/15)	150.00	07/24/15	CME	2	5,194	3,656

					$35,559	$54,538

Total Purchased Options					$255,834	$223,555

(h)	Transactions in written options for the three-month period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2015	390	—	59,400,000	$536,974
Call Options Written	527	—	4,300,000	890,048
Put Options Written	322	4,200,000	40,650,000	588,629
Call Options Closed	106	—	—	(133,965)
Put Options Closed	(131)	—	(1,400,000)	(43,315)
Call Options Expired	(297)	—	(2,500,000)	(558,765)
Put Options Expired	(323)	—	(1,900,000)	(430,451)

Outstanding, June 30, 2015	594	4,200,000	98,550,000	$849,155

(i)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Europe 23 5Y	0.950%	08/19/15	GSC	EUR 1,300,000	$2,850	($2,175)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 65.00	07/15/15	JPM	$300,000	$2,616	($173)
Call - JPY versus USD	JPY 123.40	07/28/15	HSB	235,000	1,269	(1,269)
Call - JPY versus USD	123.55	07/28/15	CIT	965,000	4,569	(4,569)

					8,454	(6,011)

Put - JPY versus USD	100.00	07/03/15	UBS	300,000	1,740	—
Put - INR versus USD	INR 61.50	07/15/15	JPM	300,000	1,584	(5)
Put - EUR versus USD	$1.10	07/28/15	DUB	EUR 241,000	2,440	(2,440)
Put - EUR versus USD	1.10	07/28/15	UBS	759,000	7,975	(7,975)
Put - EUR versus USD	1.11	07/29/15	BRC	108,000	1,282	(1,282)
Put - EUR versus USD	1.11	07/29/15	CIT	1,792,000	22,295	(22,296)
Put - EUR versus USD	EUR 1.06	09/02/15	BRC	$2,850,000	22,726	(207)
Put - JPY versus USD	JPY 99.00	09/30/15	CIT	400,000	4,360	(16)
Put - JPY versus USD	109.00	11/10/15	JPM	600,000	11,475	(666)

					75,877	(34,887)

					$84,331	($40,898)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($668)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(405)

						$18,060	($1,073)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 3-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.850%	07/20/15	GSC	$2,700,000	$4,590	($10)
Call - 3-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	07/20/15	GSC	2,700,000	8,100	(194)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.430%	07/30/15	CIT	700,000	4,182	(1)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.590%	07/30/15	CIT	700,000	6,510	(7)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.350%	08/03/15	MSC	2,500,000	14,000	(13,867)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.500%	01/19/16	MSC	5,300,000	3,180	(1,189)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	2,700,000	1,620	(689)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.650%	01/19/16	MSC	5,300,000	5,830	(2,849)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	2,700,000	2,700	(1,527)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.700%	01/19/16	GSC	2,700,000	4,050	(1,125)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.900%	01/19/16	GSC	2,700,000	7,290	(2,920)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/29/16	MSC	1,300,000	4,940	(1,094)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.300%	01/29/16	MSC	1,300,000	7,540	(2,161)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.330%	01/29/16	MSC	1,300,000	8,255	(866)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.540%	01/29/16	MSC	1,300,000	13,000	(1,779)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	2,700,000	14,040	(6,105)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	2,700,000	24,435	(12,254)

							134,262	(48,637)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	08/03/15	MSC	2,500,000	6,000	(6,250)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	09/14/15	MSC	3,400,000	44,625	(1,523)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.520%	09/18/15	MSC	8,300,000	72,625	(6,282)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/12/16	MSC	10,000,000	33,684	(30,780)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/23/16	MSC	23,300,000	72,809	(74,618)

							229,743	(119,453)

							$364,005	($168,090)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (08/15)	$119.00	07/24/15	CME	28	$9,315	($16,844)
Call - U.S. Treasury 5-Year Notes (08/15)	120.00	07/24/15	CME	22	4,116	(4,469)
Call - U.S. Treasury 10-Year Notes (08/15)	126.00	07/24/15	CME	5	2,312	(4,609)
Call - U.S. Treasury 10-Year Notes (08/15)	126.50	07/24/15	CME	25	14,912	(17,187)
Call - U.S. Treasury 10-Year Notes (08/15)	127.00	07/24/15	CME	87	43,139	(43,500)
Call - U.S. Treasury 10-Year Notes (08/15)	127.50	07/24/15	CME	15	5,980	(5,390)
Call - U.S. Treasury 10-Year Notes (08/15)	128.00	07/24/15	CME	11	2,371	(2,922)
Call - U.S. Treasury 10-Year Notes (08/15)	129.50	07/24/15	CME	9	955	(984)
Call - U.S. Treasury 30-Year Bonds (08/15)	151.00	07/24/15	CME	11	12,683	(23,719)
Call - U.S. Treasury 30-Year Bonds (08/15)	152.00	07/24/15	CME	2	1,962	(3,438)
Call - U.S. Treasury 30-Year Bonds (08/15)	153.00	07/24/15	CME	31	28,696	(42,141)
Call - Euro-Bund (07/15)	EUR 153.50	07/24/15	CME	8	9,887	(7,135)
Call - Euro-Bund (07/15)	154.00	07/24/15	CME	14	12,827	(9,989)
Call - U.S. Treasury 30-Year Bonds (08/15)	$154.00	07/24/15	CME	18	20,145	(19,125)
Call - Euro-Bund (08/15)	EUR 154.50	07/24/15	CME	34	17,425	(19,711)
Call - Euro-Bund (07/15)	155.00	07/24/15	CME	17	8,432	(7,771)
Call - U.S. Treasury 30-Year Bonds (08/15)	$155.00	07/24/15	CME	38	33,423	(31,469)
Call - U.S. Treasury 30-Year Bonds (08/15)	156.00	07/24/15	CME	12	7,555	(7,687)
Call - U.S. Treasury 5-Year Notes (09/15)	120.00	08/21/15	CME	14	7,189	(5,141)
Call - U.S. Treasury 10-Year Notes (09/15)	128.00	08/21/15	CME	28	12,237	(14,875)
Call - U.S. Treasury 10-Year Notes (09/15)	129.00	08/21/15	CME	34	20,905	(11,688)
Call - U.S. Treasury 10-Year Notes (09/15)	132.50	08/21/15	CME	1	466	(94)
Call - U.S. Treasury 30-Year Bonds (09/15)	154.00	08/21/15	CME	3	6,022	(5,672)
Call - Eurodollar Midcurve (06/16)	99.00	06/13/16	CME	15	8,951	(9,375)

					291,905	(314,935)

Put - EUR FX (07/15)	1.11	07/02/15	CME	6	7,555	(3,000)
Put - U.S. Treasury 5-Year Notes (08/15)	118.75	07/24/15	CME	13	3,708	(9,852)
Put - U.S. Treasury 10-Year Notes (08/15)	122.00	07/24/15	CME	11	2,370	(516)
Put - U.S. Treasury 10-Year Notes (08/15)	124.50	07/24/15	CME	4	1,549	(1,000)
Put - U.S. Treasury 10-Year Notes (08/15)	125.00	07/24/15	CME	27	6,055	(4,500)
Put - U.S. Treasury 10-Year Notes (08/15)	125.50	07/24/15	CME	9	11,710	(10,406)
Put - U.S. Treasury 10-Year Notes (08/15)	126.00	07/24/15	CME	9	6,721	(6,750)
Put - U.S. Treasury 30-Year Bonds (08/15)	145.00	07/24/15	CME	9	5,236	(3,797)
Put - U.S. Treasury 30-Year Bonds (08/15)	147.00	07/24/15	CME	7	7,040	(5,578)
Put - U.S. Treasury 30-Year Bonds (08/15)	148.00	07/24/15	CME	4	5,878	(4,312)
Put - U.S. Treasury 30-Year Bonds (08/15)	149.00	07/24/15	CME	3	4,334	(4,266)
Put - EUR FX (08/15)	1.12	08/07/15	CME	9	18,296	(23,737)
Put - U.S. Treasury 10-Year Notes (09/15)	125.00	08/21/15	CME	1	481	(688)

					80,933	(78,402)

					$372,838	($393,337)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 3.500% due 07/14/45	$101.77	07/07/15	JPM	$1,000,000	$3,516	($412)
Put - Fannie Mae 3.500% due 07/14/45	102.28	07/07/15	JPM	1,000,000	3,555	(1,092)

					$7,071	($1,504)

Total Written Options					$849,155	($607,077)

(j)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	09/20/15	BRC	0.841%	$1,000,000	$612	($7,735)	$8,347
Mexico Government	1.000%	09/20/15	BRC	0.461%	1,000,000	1,477	(7,735)	9,212
Brazilian Government	1.000%	09/20/15	HSB	0.841%	600,000	367	(5,961)	6,328
Brazilian Government	1.000%	09/20/15	UBS	0.841%	500,000	306	(4,731)	5,037
General Electric Capital Corp	1.000%	12/20/15	MSC	0.121%	500,000	2,235	(9,796)	12,031
Brazilian Government	1.000%	03/20/16	CIT	0.841%	2,200,000	3,099	(15,567)	18,666
Mexico Government	1.000%	03/20/16	CIT	0.461%	1,100,000	4,605	(8,978)	13,583
Mexico Government	1.000%	03/20/16	DUB	0.461%	700,000	2,931	(5,135)	8,066
Brazilian Government	1.000%	06/20/16	CIT	0.976%	700,000	342	(2,363)	2,705
Brazilian Government	1.000%	09/20/16	GSC	1.055%	200,000	(85)	(1,217)	1,132
Mexico Government	1.000%	09/20/16	JPM	0.566%	100,000	560	577	(17)
MetLife Inc	1.000%	03/20/19	BRC	0.490%	2,700,000	51,049	30,101	20,948
JPMorgan Chase & Co	1.000%	03/20/19	DUB	0.533%	2,300,000	39,777	42,061	(2,284)
Colombia Government	1.000%	03/20/19	GSC	1.394%	1,800,000	(24,994)	(16,452)	(8,542)
Colombia Government	1.000%	03/20/19	HSB	1.394%	3,500,000	(48,600)	(28,642)	(19,958)
AT&T Inc	1.000%	03/20/19	MSC	0.520%	2,800,000	49,878	43,594	6,284
Petrobras International Co SA	1.000%	12/20/19	BRC	4.087%	100,000	(12,240)	(10,916)	(1,324)
Petrobras International Co SA	1.000%	12/20/19	GSC	4.087%	300,000	(36,719)	(32,995)	(3,724)
Petrobras International Co SA	1.000%	12/20/19	JPM	4.087%	200,000	(24,479)	(22,568)	(1,911)
Brazilian Government	1.000%	09/20/20	CIT	2.587%	300,000	(22,633)	(22,468)	(165)
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.675%	1,400,000	26,084	19,630	6,454

						$13,572	($67,296)	$80,868

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$96,450	$1,110	$—	$1,110
ABX HE AAA	0.110%	05/25/46	BRC	2,401,689	(450,271)	(490,223)	39,952

					(449,161)	(490,223)	41,062

			Exchange
CDX IG 22 5Y	1.000%	06/20/19	CME	2,710,000	41,515	40,171	1,344
CDX HY 22 5Y	5.000%	06/20/19	CME	9,600	779	581	198
CDX IG 23 5Y	1.000%	12/20/19	CME	1,470,000	20,024	19,972	52
CDX HY 23 5Y	5.000%	12/20/19	CME	1,096,100	86,290	71,767	14,523

					148,608	132,491	16,117

					($300,553)	($357,732)	$57,179

					($286,981)	($425,028)	$138,047

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- Party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	DUB	5.700%	01/18/19	MXN 10,000,000	($1,064)	($4,168)	$3,104
28-Day MXN TIIE	JPM	5.700%	01/18/19	3,000,000	(319)	(1,022)	703

					(1,383)	(5,190)	3,807

	Exchange
28-Day MXN TIIE	CME	5.700%	01/18/19	3,000,000	1,818	7,181	(5,363)
28-Day MXN TIIE	CME	5.270%	02/05/20	22,000,000	3,638	(6,857)	10,495
28-Day MXN TIIE	CME	5.615%	06/02/20	8,300,000	7,429	3,958	3,471
28-Day MXN TIIE	CME	5.608%	10/08/21	15,000,000	(6,901)	(7,598)	697
28-Day MXN TIIE	CME	5.430%	11/17/21	90,000,000	(91,631)	(92,077)	446
28-Day MXN TIIE	CME	6.000%	09/02/22	25,800,000	(13,114)	(82,100)	68,986
28-Day MXN TIIE	CME	6.530%	06/05/25	7,100,000	6,565	3,811	2,754
28-Day MXN TIIE	CME	6.360%	06/09/25	16,000,000	360	—	360
28-Day MXN TIIE	CME	5.990%	01/08/30	2,900,000	(15,303)	(5,875)	(9,428)

					(107,139)	(179,557)	72,418

					($108,522)	($184,747)	$76,225

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counter- Party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	DUB	2.392%	02/15/41	$2,055,000	$201,147	$17,848	$183,299

	Exchange
1-Day USD-Federal Funds	CME	0.500%	06/17/16	1,200,000	(2,250)	(1,308)	(942)
6-Month GBP-LIBOR	CME	1.500%	09/16/17	GBP 3,400,000	(29,314)	(38,815)	9,501
6-Month GBP-LIBOR	CME	1.880%	10/05/17	2,600,000	(50,953)	(163,969)	113,016
6-Month GBP-LIBOR	CME	1.500%	03/16/18	3,700,000	(971)	(3,865)	2,894
3-Month USD-LIBOR	LCH	2.000%	12/16/20	$13,400,000	16,683	58,176	(41,493)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	11,700,000	64,234	142,291	(78,057)
3-Month USD-LIBOR	CME	2.500%	12/16/25	100,000	911	1,409	(498)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	1,200,000	9,437	18,207	(8,770)
3-Month USD-LIBOR	CME	2.750%	12/16/45	21,900,000	1,125,812	1,269,942	(144,130)

					1,133,589	1,282,068	(148,479)

					$1,334,736	$1,299,916	$34,820

					$1,226,214	$1,115,169	$111,045

Total Swap Agreements					$939,233	$690,141	$249,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$133,190,000	$—	$133,190,000	$—
	Senior Loan Notes	835,464	—	835,464	—
	Mortgage-Backed Securities	190,278,796	—	187,490,145	2,788,651
	Asset-Backed Securities	35,329,570	—	34,891,191	438,379
	U.S. Government Agency Issues	6,561,020	—	6,561,020	—
	U.S. Treasury Obligations	101,438,722	—	101,438,722	—
	Foreign Government Bonds & Notes	32,184,904	—	32,184,904	—
	Municipal Bonds	10,615,218	—	10,615,218	—
	Short-Term Investments	75,833,583	46,857,050	28,976,533	—
	Derivatives:
	Credit Contracts
	Swaps	333,040	—	333,040	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	619,490	—	619,490	—
	Purchased Options	11,100	11,100	—	—

	Total Foreign Currency Contracts	630,590	11,100	619,490	—

	Interest Rate Contracts
	Futures	616,032	616,032	—	—
	Purchased Options	212,455	43,438	169,017	—
	Swaps	1,438,034	—	1,438,034	—

	Total Interest Rate Contracts	2,266,521	659,470	1,607,051	—

	Total Assets - Derivatives	3,230,151	670,570	2,559,581	—

	Total Assets	589,497,428	47,527,620	538,742,778	3,227,030

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(620,021)	—	(620,021)	—
	Written Options	(2,175)	—	(2,175)	—

	Total Credit Contracts	(622,196)	—	(622,196)	—

	Foreign Currency Contracts
	Futures	(92,165)	(92,165)	—	—
	Forward Foreign Currency Contracts	(996,789)	—	(996,789)	—
	Written Options	(67,635)	(26,737)	(40,898)	—

	Total Foreign Currency Contracts	(1,156,589)	(118,902)	(1,037,687)	—

	Interest Rate Contracts
	Futures	(949,626)	(949,626)	—	—
	Written Options	(537,267)	(371,110)	(166,157)	—
	Swaps	(211,820)	—	(211,820)	—

	Total Interest Rate Contracts	(1,698,713)	(1,320,736)	(377,977)	—

	Total Liabilities - Derivatives	(3,477,498)	(1,439,638)	(2,037,860)	—

	Total Liabilities	(3,477,498)	(1,439,638)	(2,037,860)	—

	Total	$586,019,930	$46,087,982	$536,704,918	$3,227,030

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.4%

Consumer Discretionary - 4.1%

AutoZone Inc
1.300% due 01/13/17	$240,000	$240,459
5.500% due 11/15/15	110,000	111,826
Brinker International Inc 2.600% due 05/15/18	180,000	180,382
Dollar General Corp 4.125% due 07/15/17	630,000	659,000
Family Tree Escrow LLC 5.250% due 03/01/20 ~	175,000	183,969
General Motors Co 3.500% due 10/02/18	345,000	357,078
GLP Capital LP 4.375% due 11/01/18	525,000	541,406
Mohawk Industries Inc 6.125% due 01/15/16	410,000	420,770
Newell Rubbermaid Inc 2.050% due 12/01/17	865,000	873,374
Omnicom Group Inc 5.900% due 04/15/16	440,000	456,124
Pinnacle Entertainment Inc 7.500% due 04/15/21	295,000	313,806
The Interpublic Group of Cos Inc 2.250% due 11/15/17	495,000	499,342
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	255,000	254,530
1.300% due 02/23/17	200,000	199,589
1.650% due 09/29/17	370,000	370,017
Time Warner Cable Inc 8.250% due 04/01/19	280,000	329,365

		5,991,037

Consumer Staples - 1.4%

Avon Products Inc 3.125% due 03/15/16	195,000	195,487
Bunge Ltd Finance Corp 3.200% due 06/15/17	730,000	751,877
HJ Heinz Co 2.000% due 07/02/18 ~	565,000	564,923
Reynolds American Inc
1.050% due 10/30/15	125,000	124,581
2.300% due 06/12/18	220,000	221,809
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	110,000	110,306

		1,968,983

Energy - 12.0%

Anadarko Petroleum Corp 6.375% due 09/15/17	685,000	751,910
Cameron International Corp
1.150% due 12/15/16	85,000	84,525
1.400% due 06/15/17	290,000	288,199
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	373,828
China Shenhua Overseas Capital Co Ltd (China)
2.500% due 01/20/18 ~	345,000	346,826
3.125% due 01/20/20	500,000	500,068
CNOOC Finance Ltd (China) 1.125% due 05/09/16	208,000	207,863
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	245,000	245,424
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	130,000	131,026
Concho Resources Inc 7.000% due 01/15/21	345,000	362,681
Continental Resources Inc 7.125% due 04/01/21	500,000	531,875

	Principal Amount	Value
DCP Midstream LLC 5.375% due 10/15/15 ~	$365,000	$365,100
DCP Midstream Operating LP
2.500% due 12/01/17	625,000	605,875
3.250% due 10/01/15	525,000	525,103
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	165,206
Ecopetrol SA (Colombia) 4.250% due 09/18/18	325,000	339,219
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	470,244
Energy Transfer Partners LP 6.700% due 07/01/18	195,000	217,710
EnLink Midstream Partners LP 2.700% due 04/01/19	85,000	83,935
Enterprise Products Operating LLC
1.250% due 08/13/15	370,000	370,184
1.650% due 05/07/18	275,000	274,773
2.550% due 10/15/19	225,000	224,984
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	520,419
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	90,000	95,288
6.500% due 11/15/20	600,000	636,000
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	175,000	177,541
Kinder Morgan Inc 2.000% due 12/01/17	110,000	109,544
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	240,000	248,705
Marathon Oil Corp 0.900% due 11/01/15	740,000	739,875
Murphy Oil Corp 2.500% due 12/01/17	785,000	783,851
Nabors Industries Inc 2.350% due 09/15/16	150,000	150,468
Noble Holding International Ltd
3.050% due 03/01/16	415,000	418,062
3.450% due 08/01/15	110,000	110,114
ONEOK Partners LP
3.200% due 09/15/18	40,000	40,899
3.250% due 02/01/16	640,000	646,093
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	280,000	287,289
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	80,000	80,960
3.500% due 07/23/20 ~	170,000	172,292
Pioneer Natural Resources Co 5.875% due 07/15/16	1,080,000	1,128,868
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,101,252
Rowan Cos Inc 5.000% due 09/01/17	120,000	123,867
SESI LLC
6.375% due 05/01/19	545,000	556,990
7.125% due 12/15/21	350,000	372,750
Southwestern Energy Co 3.300% due 01/23/18	115,000	117,944
Spectra Energy Partners LP 2.950% due 09/25/18	185,000	189,239
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	601,869
Transocean Inc
3.000% due 10/15/17	435,000	423,038
4.950% due 11/15/15	114,000	115,573
5.550% due 12/15/16	130,000	135,521

		17,550,869

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Financials - 14.7%

American Express Co 0.874% due 05/22/18 §	$585,000	$583,585
Bank of America Corp
1.250% due 01/11/16	365,000	365,926
1.500% due 10/09/15	110,000	110,260
1.700% due 08/25/17	555,000	556,417
5.650% due 05/01/18	175,000	192,270
6.400% due 08/28/17	205,000	224,848
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	375,000	381,344
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	775,000	844,034
BB&T Corp 1.146% due 06/15/18 §	295,000	297,094
BPCE SA (France) 2.500% due 12/10/18	570,000	579,587
Citigroup Inc
1.550% due 08/14/17	530,000	529,259
1.800% due 02/05/18	145,000	144,673
1.850% due 11/24/17	265,000	265,752
CNA Financial Corp 6.500% due 08/15/16	1,070,000	1,131,968
CNO Financial Group Inc 4.500% due 05/30/20	75,000	76,313
Discover Bank 7.000% due 04/15/20	660,000	768,305
Fidelity National Financial Inc 6.600% due 05/15/17	480,000	519,641
Fifth Third Bank 1.150% due 11/18/16	470,000	468,998
Ford Motor Credit Co LLC
1.700% due 05/09/16	295,000	295,427
3.000% due 06/12/17	610,000	624,164
General Motors Financial Co Inc
3.000% due 09/25/17	175,000	178,806
3.150% due 01/15/20	545,000	547,675
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	710,000	788,600
Hyundai Capital America (South Korea)
1.450% due 02/06/17 ~	790,000	787,689
1.625% due 10/02/15 ~	195,000	195,248
1.875% due 08/09/16 ~	230,000	231,389
3.750% due 04/06/16 ~	140,000	142,615
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	207,163
Intercontinental Exchange Inc 2.500% due 10/15/18	195,000	199,259
Itau Unibanco Holding SA (Brazil) 2.850% due 05/26/18 ~	200,000	198,940
JPMorgan Chase & Co 2.000% due 08/15/17	765,000	772,872
KeyBank NA 4.950% due 09/15/15	180,000	181,590
KeyCorp 3.750% due 08/13/15	325,000	325,981
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	409,704
Morgan Stanley
1.128% due 01/24/19 §	950,000	950,472
1.557% due 04/25/18 §	505,000	512,616
National Bank of Canada (Canada) 1.450% due 11/07/17	680,000	679,100
Principal Financial Group Inc 1.850% due 11/15/17	115,000	115,869
Principal Life Global Funding II 2.200% due 04/08/20 ~	405,000	399,909
Regions Bank 7.500% due 05/15/18	250,000	287,192

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	$415,000	$416,182
Santander Bank NA (Spain) 2.000% due 01/12/18	250,000	250,002
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	395,000	394,644
SunTrust Banks Inc 2.350% due 11/01/18	260,000	261,699
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	805,000	806,261
The Goldman Sachs Group Inc
1.600% due 11/23/15	139,000	139,488
6.150% due 04/01/18	235,000	261,267
6.250% due 09/01/17	630,000	689,796
Ventas Realty LP REIT
1.550% due 09/26/16	200,000	200,779
2.000% due 02/15/18	170,000	171,067
3.125% due 11/30/15	650,000	655,306
XLIT Ltd (Ireland) 2.300% due 12/15/18	280,000	281,944

		21,600,989

Health Care - 3.3%

AbbVie Inc
1.200% due 11/06/15	670,000	670,668
1.800% due 05/14/18	470,000	468,570
Actavis Funding SCS 2.350% due 03/12/18	660,000	663,935
Actavis Inc 1.875% due 10/01/17	505,000	505,793
Agilent Technologies Inc 6.500% due 11/01/17	87,000	96,093
Baxalta Inc 2.000% due 06/22/18 ~	50,000	49,943
Cardinal Health Inc 1.950% due 06/15/18	195,000	195,363
Catholic Health Initiatives
1.600% due 11/01/17	65,000	64,915
2.600% due 08/01/18	305,000	310,103
Express Scripts Holding Co 1.250% due 06/02/17	360,000	358,429
Perrigo Co PLC 1.300% due 11/08/16	415,000	413,337
Thermo Fisher Scientific Inc 1.300% due 02/01/17	755,000	753,946
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	270,000	270,141

		4,821,236

Industrials - 3.6%

CNH Industrial Capital LLC (United Kingdom) 3.875% due 11/01/15	770,000	773,850
ERAC USA Finance LLC 2.800% due 11/01/18 ~	50,000	51,011
GATX Corp
1.250% due 03/04/17	445,000	443,811
2.375% due 07/30/18	110,000	110,600
2.600% due 03/30/20	25,000	24,674
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	200,000	199,701
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	720,000	718,460
International Lease Finance Corp (Netherlands) 2.236% due 06/15/16 §	405,000	405,506
JB Hunt Transport Services Inc 2.400% due 03/15/19	105,000	105,977
Kansas City Southern de Mexico SA de CV 2.350% due 05/15/20	360,000	351,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Norfolk Southern Corp 5.750% due 01/15/16	$930,000	$954,624
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	270,000	267,477
2.875% due 07/17/18 ~	150,000	152,821
Roper Industries Inc 1.850% due 11/15/17	105,000	105,726
Southwest Airlines Co
2.750% due 11/06/19	300,000	304,446
5.750% due 12/15/16	335,000	356,583

		5,326,562

Information Technology - 2.0%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19 ~	470,000	464,973
Anstock II Ltd (Taiwan) 2.125% due 07/24/17	250,000	248,775
Avnet Inc 6.625% due 09/15/16	115,000	121,512
Baidu Inc (China) 2.750% due 06/09/19	210,000	210,341
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	164,681
Juniper Networks Inc 3.100% due 03/15/16	125,000	126,825
Keysight Technologies Inc 3.300% due 10/30/19 ~	1,040,000	1,043,815
Tencent Holdings Ltd (China)
2.000% due 05/02/17 ~	315,000	316,148
2.875% due 02/11/20 ~	200,000	199,774
Xerox Corp 2.950% due 03/15/17	70,000	71,717

		2,968,561

Materials - 1.2%

Anglo American Capital PLC (United Kingdom)
1.225% due 04/15/16 § ~	240,000	239,483
3.625% due 05/14/20 ~	200,000	200,071
INVISTA Finance LLC 4.250% due 10/15/19 ~	250,000	247,500
Martin Marietta Materials Inc 1.382% due 06/30/17 §	305,000	303,871
Rock-Tenn Co 3.500% due 03/01/20	425,000	437,771
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	235,000	248,716

		1,677,412

Telecommunication Services - 1.7%

CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,062,564
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	298,777
2.933% due 12/15/42 ~	920,000	933,870
3.598% due 04/15/43 ~	250,000	249,673

		2,544,884

Utilities - 1.4%

Exelon Corp 1.550% due 06/09/17	230,000	230,379
Exelon Generation Co LLC 2.950% due 01/15/20	210,000	211,123
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	276,345
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	69,210
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	144,674

	Principal Amount	Value
San Diego Gas & Electric Co 1.914% due 02/01/22	$195,000	$195,787
Southern Power Co 1.500% due 06/01/18	570,000	567,025
Zhejiang Energy Group Hong Kong Ltd (China) 2.300% due 09/30/17	385,000	384,158

		2,078,701

Total Corporate Bonds & Notes (Cost $66,384,553)		66,529,234

MORTGAGE-BACKED SECURITIES - 22.3%

Collateralized Mortgage Obligations - Commercial - 9.7%

Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	30,000	31,212
5.634% due 07/10/46 "	810,364	832,096
6.003% due 02/10/51 " §	25,000	26,871
Citigroup Commercial Mortgage Trust
1.242% due 05/10/47 "	204,110	203,467
1.392% due 07/10/47 "	146,365	145,997
1.485% due 10/10/47 "	73,443	73,339
1.637% due 06/10/45 "	265,000	264,994
Commercial Mortgage Trust
1.036% due 02/13/32 " § ~	180,000	179,595
1.259% due 04/10/47 "	330,462	329,024
1.275% due 05/10/47 "	169,379	168,940
1.298% due 03/10/47 "	261,528	260,856
1.309% due 08/10/47 "	89,599	89,440
1.324% due 11/10/47 "	94,436	94,056
1.381% due 10/10/47 "	194,755	194,510
1.415% due 08/10/47 "	571,970	571,064
1.442% due 07/15/47 "	205,175	204,773
1.445% due 12/10/47 "	223,800	223,540
1.494% due 12/10/47 "	89,315	89,435
5.167% due 06/10/44 " §	70,000	69,976
Credit Suisse Mortgage Trust (Switzerland) 0.986% due 04/15/27 " § ~	100,000	99,786
Csail Commercial Mortgage Trust 1.454% due 06/15/57 "	581,440	581,136
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	653,586	655,761
1.426% due 08/25/17 "	640,000	645,150
GS Mortgage Securities Trust
1.290% due 06/10/47 "	175,540	174,832
1.343% due 04/10/47 "	338,743	337,766
1.509% due 09/10/47 "	346,955	346,837
5.553% due 04/10/38 " §	620,000	623,728
JP Morgan Chase Commercial Mortgage Securities Trust
1.268% due 07/15/47 "	164,264	163,548
4.996% due 08/15/42 " §	400,000	399,826
JPMBB Commercial Mortgage Securities Trust
1.266% due 04/15/47 "	197,696	197,384
1.322% due 08/15/47 "	142,284	142,009
1.451% due 09/15/47 "	281,984	281,934
1.539% due 11/15/47 "	59,767	59,722
1.596% due 01/15/48 "	563,038	563,072
1.626% due 05/15/48 "	115,000	114,771
1.650% due 09/15/47 "	159,395	159,868
Merrill Lynch Countrywide Commercial Mortgage Trust 6.059% due 06/12/46 " §	595,923	610,578
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	175,000	182,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust
1.294% due 06/15/47 "	$129,171	$128,541
1.313% due 04/15/47 "	68,882	68,676
1.551% due 08/15/47 "	261,782	261,722
1.573% due 12/15/47 "	387,182	387,865
1.686% due 10/15/47 "	207,142	208,009
Morgan Stanley Capital I Trust
1.638% due 05/15/48 "	185,000	185,000
5.731% due 07/12/44 " §	283,957	290,957
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47 "	475,128	474,404
1.471% due 04/15/50 "	183,966	183,456
1.531% due 05/15/48 "	163,210	162,935
3.020% due 07/15/58 "	325,000	334,744
WFRBS Commercial Mortgage Trust
1.283% due 05/15/47 "	318,265	317,186
1.390% due 11/15/47 "	41,672	41,517
1.413% due 08/15/47 "	358,361	358,089
1.479% due 09/15/57 "	249,312	248,937
1.663% due 10/15/57 "	117,086	117,592

		14,162,630

Collateralized Mortgage Obligations - Residential - 5.7%

Alternative Loan Trust 2.434% due 12/25/34 " §	157,186	151,653
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.587% due 04/25/35 " §	183,278	162,207
DSLA Mortgage Loan Trust 1.028% due 09/19/44 " §	525,491	497,661
Fannie Mae
0.487% due 04/25/45 " §	1,681,705	1,680,009
0.587% due 01/25/45 " §	214,617	215,621
0.637% due 07/25/42 " §	607,498	609,440
5.000% due 08/25/19 "	126,744	131,622
Fannie Mae Connecticut Avenue Securities
1.687% due 02/25/25 " §	173,316	173,521
2.137% due 11/25/24 " §	260,830	262,851
2.287% due 11/25/24 " §	134,905	136,059
Fosse Master Issuer PLC (United Kingdom) 1.676% due 10/18/54 " § ~	137,394	137,863
Freddie Mac
0.536% due 02/15/45 " §	946,245	948,123
0.636% due 05/15/36 " §	44,383	44,845
0.686% due 08/15/41 " §	213,925	215,834
0.686% due 07/15/42 " §	784,478	792,468
Freddie Mac Structured Agency Credit Risk Debt Notes
1.237% due 03/25/25 " §	246,145	245,534
1.287% due 05/25/25 " §	248,447	247,675
1.337% due 12/25/27 " §	250,000	250,201
1.637% due 09/25/24 " §	396,774	398,407
1.837% due 10/25/24 " §	216,530	217,129
GS Mortgage-Backed Securities Trust 2.499% due 07/25/44 " § ~	87,806	88,170
HarborView Mortgage Loan Trust 0.408% due 05/19/35 " §	128,083	107,002
JP Morgan Alternative Loan Trust 0.377% due 06/25/37 " §	84,634	80,544
Lanark Master Issuer PLC (United Kingdom) 0.784% due 12/22/54 " § ~	276,061	276,346
Silverstone Master Issuer PLC (United Kingdom) 1.826% due 01/21/55 " § ~	175,000	175,651
Structured Adjustable Rate Mortgage Loan Trust 2.516% due 11/25/34 " §	189,204	190,468

		8,436,904

	Principal Amount	Value
Fannie Mae - 4.6%

3.500% due 01/01/26 "	$201,948	$213,400
3.500% due 01/01/27 "	345,005	364,529
4.000% due 07/01/25 "	135,592	144,945
4.000% due 09/01/26 "	283,827	303,419
4.000% due 10/01/41 "	436,454	465,054
4.500% due 04/01/26 "	126,434	135,478
4.500% due 07/01/26 "	686,116	723,199
5.000% due 07/01/19 "	105,771	110,781
5.000% due 01/01/20 "	932	976
5.000% due 02/01/24 "	655,093	712,630
5.000% due 09/01/25 "	211,319	229,937
5.000% due 06/01/33 "	168,080	186,359
5.000% due 06/01/40 "	56,480	62,440
5.000% due 07/01/41 "	171,582	190,161
5.500% due 01/01/35 "	861,458	971,260
5.500% due 10/01/35 "	178,712	201,041
5.500% due 01/01/36 "	286,021	322,017
5.500% due 08/01/37 "	301,780	339,643
5.500% due 06/01/39 "	42,231	47,370
6.000% due 11/01/35 "	227,513	259,898
6.000% due 09/01/39 "	33,741	38,476
6.000% due 10/01/40 "	576,219	659,190

		6,682,203

Freddie Mac - 0.9%

4.500% due 11/01/23 "	897,744	955,857
5.000% due 11/01/16 "	385	402
5.000% due 10/01/17 "	5,275	5,511
5.000% due 11/01/17 "	19,440	20,306
5.000% due 12/01/17 "	6,491	6,781
5.000% due 04/01/18 "	667	697
5.500% due 01/01/20 "	10,046	10,736
5.500% due 12/01/39 "	299,572	335,314

		1,335,604

Government National Mortgage Association - 1.4%

3.000% due 10/20/44 " §	158,900	164,750
3.000% due 11/20/44 " §	753,383	781,985
3.500% due 03/20/26 "	160,679	169,461
3.500% due 03/20/43 "	472,821	491,624
5.000% due 12/20/34 "	30,829	34,427
5.000% due 12/20/35 "	21,336	23,797
5.000% due 01/20/36 "	16,337	18,200
5.000% due 05/20/36 "	22,498	25,094
5.000% due 02/20/40 "	38,161	42,515
6.000% due 07/15/36 "	224,864	263,064

		2,014,917

Total Mortgage-Backed Securities (Cost $32,815,913)		32,632,258

ASSET-BACKED SECURITIES - 20.8%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	135,000	137,368
American Express Credit Account Master Trust
0.990% due 03/15/18 "	440,000	440,158
1.070% due 05/15/18 " ~	100,000	100,103
1.260% due 01/15/20 "	420,000	420,682
1.290% due 03/15/18 " ~	500,000	500,121
AmeriCredit Automobile Receivables Trust
0.960% due 04/09/18 "	77,343	77,445
1.190% due 05/08/18 "	190,000	190,198
1.260% due 11/08/19 "	670,000	670,495
1.270% due 01/08/20 "	360,000	359,750
1.600% due 07/08/19 "	300,000	300,131
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	325,000	326,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Capital Auto Receivables Asset Trust
1.260% due 05/21/18 "	$640,000	$642,185
1.320% due 06/20/18 "	310,000	310,938
1.480% due 11/20/18 "	345,000	346,560
1.730% due 09/20/19 "	155,000	155,186
2.220% due 01/22/19 "	90,000	90,916
CarMax Auto Owner Trust
1.250% due 11/15/19 "	325,000	325,622
1.380% due 11/15/19 "	235,000	235,760
1.690% due 08/15/19 "	45,000	45,074
1.810% due 07/15/20 "	185,000	186,021
1.930% due 11/15/19 "	65,000	65,050
CCG Receivables Trust 1.060% due 11/15/21 " ~	212,452	212,645
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	690,000	689,870
Citigroup Mortgage Loan Trust Inc 0.347% due 06/25/37 " §	213,552	203,179
CNH Equipment Trust
1.050% due 11/15/19 "	465,000	463,855
1.370% due 07/15/20 "	370,000	369,997
DB Master Finance LLC 3.262% due 02/20/45 " ~	688,275	691,103
Diamond Resorts Owner Trust
2.270% due 05/20/26 " ~	178,449	179,338
2.540% due 05/20/27 " ~	308,178	308,984
Discover Card Execution Note Trust 1.390% due 04/15/20 "	665,000	666,825
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	463,800	479,008
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	189,197	188,710
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	46,318	46,256
Ford Credit Auto Lease Trust
1.100% due 11/15/17 "	250,000	250,326
1.230% due 11/15/16 "	285,000	285,820
1.510% due 08/15/17 "	195,000	195,624
Ford Credit Auto Owner Trust
1.060% due 05/15/19 "	445,000	445,472
1.160% due 11/15/19 "	245,000	245,047
Ford Credit Floorplan Master Owner Trust
1.400% due 08/15/19 "	1,245,000	1,247,872
1.420% due 01/15/20 "	380,000	380,055
GE Dealer Floorplan Master Note Trust
0.567% due 07/20/19 " §	790,000	786,161
0.637% due 10/20/19 " §	640,000	639,221
GE Equipment Transportation LLC 1.280% due 02/25/19 "	122,000	122,162
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 " ~	145,000	145,010
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	400,000	399,944
GSAA Home Equity Trust
0.240% due 07/25/37 " §	455,873	402,786
0.467% due 10/25/35 " §	90,213	84,025
0.557% due 10/25/35 " §	528,961	510,559
GSAA Trust 0.617% due 06/25/35 " §	309,901	294,447
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	247,214	245,354
Honda Auto Receivables Owner Trust 1.050% due 10/15/18 "	310,000	310,430
Hyundai Auto Lease Securitization Trust 1.650% due 08/15/19 " ~	535,000	537,161
Hyundai Auto Receivables Trust
1.050% due 04/15/19 "	265,000	265,116
3.510% due 11/15/17 "	290,000	292,962
John Deere Owner Trust
1.070% due 11/15/18 "	860,000	860,793
1.320% due 06/17/19 "	145,000	145,493

	Principal Amount	Value
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	$530,000	$530,759
MMAF Equipment Finance LLC
0.870% due 01/08/19 " ~	805,000	804,712
1.390% due 10/16/19 " ~	140,000	140,072
Motor PLC (United Kingdom) 0.667% due 08/25/21 " § ~	174,687	174,949
MVW Owner Trust
2.150% due 04/22/30 " ~	65,609	65,823
2.250% due 09/22/31 " ~	231,624	231,318
Navistar Financial Dealer Note Master Trust 0.867% due 09/25/18 " § ~	355,000	355,199
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	355,000	355,550
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	365,000	365,204
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	73,591	73,025
2.050% due 06/20/31 " ~	170,675	171,901
2.070% due 03/20/30 " ~	234,399	235,659
2.200% due 10/20/30 " ~	138,095	138,577
2.300% due 10/20/31 " ~	246,726	248,035
2.400% due 03/22/32 " ~	433,011	433,453
SMART Trust (Australia)
0.840% due 09/14/16 "	68,747	68,779
0.950% due 02/14/18 "	550,000	549,305
0.970% due 03/14/17 "	113,456	113,411
0.990% due 08/14/17 "	265,000	265,974
1.180% due 02/14/19 "	580,000	578,550
1.590% due 10/14/16 " ~	118,562	118,632
Synchrony Credit Card Master Note Trust
1.600% due 04/15/21 "	370,000	369,881
1.610% due 11/15/20 "	730,000	732,717
1.690% due 03/15/21 "	485,000	484,593
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	200,000	200,576
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	150,000	150,036
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	655,000	651,406
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	615,000	617,411
Wells Fargo Home Equity Trust 0.337% due 01/25/37 " §	218,601	203,846
Wendys Funding LLC 3.371% due 06/15/45 " ~	660,000	659,327
Wheels SPV LLC
0.840% due 03/20/23 " ~	248,117	247,897
1.270% due 04/22/24 " ~	200,000	200,184
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	135,000	135,301
World Omni Automobile Lease Securitization Trust 1.370% due 01/15/20 "	280,000	281,445

Total Asset-Backed Securities (Cost $30,385,964)		30,471,203

U.S. GOVERNMENT AGENCY ISSUES - 0.7%

Fannie Mae 0.375% due 07/05/16	605,000	604,931
Federal Home Loan Bank 0.625% due 12/28/16	440,000	440,569

Total U.S. Government Agency Issues (Cost $1,043,342)		1,045,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 7.2%

U.S. Treasury Inflation Protected Securities - 0.9%

1.875% due 07/15/15 ^	$1,301,441	$1,305,406

U.S. Treasury Notes - 6.3%

0.500% due 07/31/17	4,030,000	4,015,202
0.875% due 11/15/17	3,505,000	3,509,928
1.750% due 09/30/19 ‡	1,730,000	1,749,463

		9,274,593

Total U.S. Treasury Obligations (Cost $10,558,816)		10,579,999

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%

Iceland Government International (Iceland) 4.875% due 06/16/16 ~	685,000	709,659
Mexican Bonos (Mexico) 7.750% due 12/14/17	MXN 22,540,000	1,552,061

Total Foreign Government Bonds & Notes (Cost $2,337,385)		2,261,720

MUNICIPAL BONDS - 0.5%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	$575,000	578,347
University of California 0.687% due 07/01/41 §	195,000	195,105

Total Municipal Bonds (Cost $770,000)		773,452

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%

Commercial Paper - 0.5%

Enable Midstream Partners LP
1.470% due 07/16/15	$750,000	$749,854

	Shares
Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	2,278,391	2,278,391

Total Short-Term Investments (Cost $3,027,932)		3,028,245

TOTAL INVESTMENTS - 100.5% (Cost $147,323,905)		147,321,611

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(754,281)

NET ASSETS - 100.0%		$146,567,330

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of June 30, 2015, an investment with a value of $30,338 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (09/15)	14	$299

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	711,000	USD	46,017	08/15	BNY	($906)
USD	1,605,572	MXN	25,062,983	08/15	BRC	15,376

Total Forward Foreign Currency Contracts						$14,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$66,529,234	$—	$66,529,234	$—
	Mortgage-Backed Securities	32,632,258	—	32,632,258	—
	Asset-Backed Securities	30,471,203	—	30,471,203	—
	U.S. Government Agency Issues	1,045,500	—	1,045,500	—
	U.S. Treasury Obligations	10,579,999	—	10,579,999	—
	Foreign Government Bonds & Notes	2,261,720	—	2,261,720	—
	Municipal Bonds	773,452	—	773,452	—
	Short-Term Investments	3,028,245	2,278,391	749,854	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	15,376	—	15,376	—
	Interest Rate Contracts
	Futures	299	299	—	—

	Total Assets - Derivatives	15,675	299	15,376	—

	Total Assets	147,337,286	2,278,690	145,058,596	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(906)	—	(906)	—

	Total Liabilities - Derivatives	(906)	—	(906)	—

	Total Liabilities	(906)	—	(906)	—

	Total	$147,336,380	$2,278,690	$145,057,690	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 78.9%

Consumer Discretionary - 7.2%

DIRECTV Holdings LLC
3.125% due 02/15/16	$1,000,000	$1,011,955
3.500% due 03/01/16	1,500,000	1,523,537
DISH DBS Corp 4.250% due 04/01/18	250,000	255,000
General Motors Co 3.500% due 10/02/18	1,000,000	1,035,010
GLP Capital LP 4.375% due 11/01/18	750,000	773,438
Lennar Corp
4.125% due 12/01/18	750,000	761,250
4.500% due 06/15/19	1,500,000	1,537,500
NBCUniversal Enterprise Inc 0.960% due 04/15/18 ~ §	1,500,000	1,507,845
Toll Brothers Finance Corp 4.000% due 12/31/18	850,000	876,563
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,002,727

		10,284,825

Consumer Staples - 4.0%

HJ Heinz Co 2.000% due 07/02/18 ~	2,000,000	1,999,726
Reynolds American Inc 2.300% due 06/12/18	1,750,000	1,764,390
Smithfield Foods Inc (Hong Kong) 5.250% due 08/01/18 ~	250,000	254,375
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,775,200

		5,793,691

Energy - 7.0%

Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	1,000,000	1,007,892
Energy Transfer Partners LP 2.500% due 06/15/18	1,000,000	1,001,558
Harvest Operations Corp (South Korea) 2.125% due 05/14/18 ~	500,000	502,941
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	2,000,000	1,983,704
Kinder Morgan Inc 3.050% due 12/01/19	850,000	849,246
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	500,000	513,276
Linn Energy LLC 6.500% due 05/15/19	500,000	406,250
Petrobras Global Finance BV (Brazil) 3.000% due 01/15/19	1,000,000	927,530
Targa Resources Partners LP 4.125% due 11/15/19 ~	775,000	771,125
Trans-Canada Pipelines Ltd (Canada) 1.875% due 01/12/18	1,500,000	1,510,145
Transocean Inc 3.000% due 10/15/17	500,000	486,250

		9,959,917

Financials - 31.6%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19 ~	1,350,000	1,338,188
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,492,500
American International Group Inc 2.375% due 08/24/15	1,000,000	1,001,969
American Tower Corp REIT 3.400% due 02/15/19	1,000,000	1,023,505

	Principal Amount	Value
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17	$1,000,000	$972,500
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,621,500
Bank of America Corp 2.000% due 01/11/18	2,000,000	2,006,858
Bank of America NA
1.650% due 03/26/18	600,000	599,046
5.300% due 03/15/17	1,000,000	1,059,287
Berkshire Hathaway Finance Corp 2.000% due 08/15/18	1,000,000	1,014,217
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	502,350
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	995,141
Citigroup Inc
0.822% due 03/10/17 §	1,500,000	1,496,496
1.700% due 04/27/18	1,000,000	993,740
Export-Import Bank of Korea (South Korea)
1.036% due 01/14/17 §	500,000	502,236
1.250% due 11/20/15	500,000	500,473
Ford Motor Credit Co LLC
1.118% due 03/12/19 §	2,000,000	1,986,518
2.145% due 01/09/18	1,500,000	1,506,403
General Electric Capital Corp 0.993% due 04/02/18 §	1,000,000	1,012,949
General Motors Financial Co Inc
4.375% due 09/25/21	1,000,000	1,039,049
4.750% due 08/15/17	1,000,000	1,056,103
Hyundai Capital Services Inc (South Korea) 1.086% due 03/18/17 ~ §	1,000,000	1,003,022
JPMorgan Chase & Co 1.625% due 05/15/18	2,000,000	1,988,082
Legg Mason Inc 2.700% due 07/15/19	400,000	403,714
Morgan Stanley 2.125% due 04/25/18	2,000,000	2,013,310
MUFG Union Bank NA (Japan) 1.500% due 09/26/16	1,000,000	1,003,245
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,502,508
PNC Bank NA 1.300% due 10/03/16	1,000,000	1,004,288
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	500,498
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,014,644
The Goldman Sachs Group Inc 1.437% due 04/23/20 §	2,500,000	2,527,340
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	501,021
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,461,039
Voya Financial Inc 2.900% due 02/15/18	2,000,000	2,052,712
WEA Finance LLC (Australia) 1.750% due 09/15/17 ~	2,500,000	2,507,892

		45,204,343

Health Care - 8.8%

AbbVie Inc 1.800% due 05/14/18	2,200,000	2,193,305
Actavis Funding SCS 2.350% due 03/12/18	2,250,000	2,263,415
Becton Dickinson and Co
1.450% due 05/15/17	750,000	749,685
1.800% due 12/15/17	1,650,000	1,650,873
Laboratory Corp of America Holdings 2.625% due 02/01/20	1,500,000	1,488,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Quest Diagnostics Inc 2.500% due 03/30/20	$1,150,000	$1,141,265
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	575,000	595,125
6.750% due 08/15/18 ~	350,000	367,719
Zimmer Holdings Inc 2.000% due 04/01/18	2,150,000	2,151,124

		12,600,592

Industrials - 7.6%

Air Lease Corp
2.125% due 01/15/18	1,000,000	992,500
3.375% due 01/15/19	1,500,000	1,531,875
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,270,315	1,351,361
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	831,710	881,696
4.950% due 11/23/20	630,644	668,545
ERAC USA Finance LLC
1.400% due 04/15/16 ~	750,000	751,384
2.350% due 10/15/19 ~	500,000	496,839
GATX Corp 2.500% due 03/15/19	500,000	495,951
International Lease Finance Corp (Netherlands) 3.875% due 04/15/18	500,000	503,750
Owens Corning 9.000% due 06/15/19	83,000	99,017
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,007,109
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,000,000	1,017,500
4.750% due 10/11/23	750,000	766,875
United Continental Holdings Inc 6.375% due 06/01/18	250,000	261,250

		10,825,652

Information Technology - 1.2%

Harris Corp 1.999% due 04/27/18	1,000,000	997,255
Sanmina Corp 4.375% due 06/01/19 ~	750,000	750,000

		1,747,255

Materials - 4.0%

ArcelorMittal (Luxembourg) 6.125% due 06/01/18	750,000	800,625
Ardagh Packaging Finance PLC (Luxembourg) 3.286% due 12/15/19 ~ §	1,000,000	976,250
Freeport-McMoran Inc 3.100% due 03/15/20	1,500,000	1,479,230
Glencore Funding LLC (Switzerland) 2.500% due 01/15/19 ~	2,000,000	1,977,914
Novelis Inc (India) 8.375% due 12/15/17	500,000	518,125

		5,752,144

Telecommunication Services - 2.3%

America Movil SAB de CV (Mexico) 1.288% due 09/12/16 §	1,000,000	1,002,448
Intelsat Jackson Holdings SA (United Kingdom) 7.250% due 10/15/20	250,000	248,125
Verizon Communications Inc
2.036% due 09/14/18 §	1,000,000	1,035,347
2.550% due 06/17/19	1,000,000	1,013,874

		3,299,794

	Principal Amount	Value
Utilities - 5.2%

AES Corp 3.283% due 06/01/19 §	$500,000	$501,250
Duke Energy Corp 1.625% due 08/15/17	1,000,000	1,004,081
Dynegy Inc 6.750% due 11/01/19 ~	400,000	418,200
Exelon Corp 1.550% due 06/09/17	2,650,000	2,654,372
PG&E Corp 2.400% due 03/01/19	500,000	500,741
The Dayton Power & Light Co 1.875% due 09/15/16	1,500,000	1,508,422
WEC Energy Group Inc 1.650% due 06/15/18	900,000	900,776

		7,487,842

Total Corporate Bonds & Notes (Cost $112,647,272)		112,956,055

SENIOR LOAN NOTES - 13.6%

Consumer Discretionary - 3.8%

Dollar Tree Inc Term B-1 3.500% due 03/09/22 §	417,722	418,418
Hilton Worldwide 3.500% due 10/25/20 §	772,096	772,954
Interactive Data Corp 4.750% due 05/02/21 §	495,000	497,063
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,973,709	1,967,419
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	490,017	491,242
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	500,000	500,085
Seminole Tribe of Florida 3.000% due 04/29/20 §	842,500	843,026

		5,490,207

Consumer Staples - 2.2%

Albertson’s LLC Term B-4 5.500% due 08/25/21 §	708,225	712,692
Reynolds Group Holdings 4.500% due 12/01/18 §	2,430,541	2,439,959

		3,152,651

Energy - 0.3%

Seadrill Operating LP 4.000% due 02/21/21 §	492,500	374,124

Health Care - 1.6%

Fresenius US Finance I Inc Tranche B 2.282% due 08/07/19 §	982,500	981,681
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	707,292	702,282
Valeant Pharmaceuticals International Inc Series E-1 Tranche B 3.500% due 08/05/20 §	597,147	595,878

		2,279,841

Industrials - 2.8%

Accudyne Industries LLC 4.000% due 12/13/19 §	457,687	443,765
Gates Global LLC 4.250% due 07/06/21 §	992,500	978,941
HD Supply Inc 4.000% due 06/28/18 §	1,000,000	1,002,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	$737,695	$736,127
Rexnord LLC Term B 4.000% due 08/21/20 §	494,962	494,343
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	412,560	414,439

		4,069,740

Information Technology - 1.2%

Activision Blizzard 3.250% due 10/11/20 §	747,500	750,303
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	430,508	431,731
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	481,584	475,865

		1,657,899

Materials - 1.7%

BWay Intermediate Co Inc 5.500% due 08/14/20 §	742,500	747,256
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	1,963,787	1,748,385

		2,495,641

Total Senior Loan Notes (Cost $19,839,895)		19,520,103

MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligations - Commercial - 0.3%

Hilton USA Trust 2.088% due 11/05/30 " ~ §	246,366	246,429
Hyatt Hotel Portfolio Trust 2.286% due 11/15/29 " ~ §	250,000	251,254

		497,683

Total Mortgage-Backed Securities (Cost $496,366)		497,683

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.0%

Carlyle Global Market Strategies CLO Ltd (Cayman) 2.377% due 07/27/26 " ~ §	$500,000	$500,524
Madison Park Funding VIII Ltd (Cayman) 2.476% due 04/22/22 " ~ §	500,000	496,563
Race Point VI CLO Ltd (Cayman) 2.413% due 05/24/23 " ~ §	500,000	499,994

		1,497,081

Total Asset-Backed Securities (Cost $1,500,000)		1,497,081

U.S. TREASURY OBLIGATIONS - 1.2%

U.S. Treasury Notes - 1.2%

0.875% due 11/30/16	175,000	175,971
1.000% due 03/15/18	1,500,000	1,502,813

Total U.S. Treasury Obligations (Cost $1,679,492)		1,678,784

	Shares
SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds T-Fund Portfolio	7,262,142	7,262,142

Total Short-Term Investment (Cost $7,262,142)		7,262,142

TOTAL INVESTMENTS - 100.1% (Cost $143,425,167)		143,411,848

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(194,934)

NET ASSETS - 100.0%		$143,216,914

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$112,956,055	$—	$112,956,055	$—
	Senior Loan Notes	19,520,103	—	19,520,103	—
	Mortgage-Backed Securities	497,683	—	497,683	—
	Asset-Backed Securities	1,497,081	—	1,497,081	—
	U.S. Treasury Obligations	1,678,784	—	1,678,784	—
	Short-Term Investment	7,262,142	7,262,142	—	—

	Total	$143,411,848	$7,262,142	$136,149,706	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 64.4%

Consumer Discretionary - 6.9%

Cedar Fair LP 5.250% due 03/15/21	$3,000,000	$3,097,500
DIRECTV Holdings LLC 3.950% due 01/15/25	4,750,000	4,659,190
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,464,657
General Motors Co 5.200% due 04/01/45	2,500,000	2,487,848
6.250% due 10/02/43	1,150,000	1,284,959
GLP Capital LP 4.875% due 11/01/20	3,250,000	3,323,125
Lennar Corp 4.500% due 06/15/19	3,000,000	3,075,000
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,112,500
MGM Resorts International 6.750% due 10/01/20	3,000,000	3,186,900
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	2,500,000	2,468,750
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,500,000	1,599,375
Signet UK Finance PLC 4.700% due 06/15/24	3,000,000	3,030,909
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	3,500,000	3,587,500
Standard Pacific Corp 6.250% due 12/15/21	2,500,000	2,662,500
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	3,150,000	3,258,281
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,061,448

		45,360,442

Consumer Staples - 1.7%

HJ Heinz Co 5.200% due 07/15/45 ~	1,550,000	1,592,143
Reynolds American Inc 5.850% due 08/15/45	1,250,000	1,318,970
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	4,000,000	4,110,000
Walgreens Boots Alliance Inc 3.300% due 11/18/21	4,000,000	3,973,464

		10,994,577

Energy - 6.6%

Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,612,500
Columbia Pipeline Group Inc 4.500% due 06/01/25 ~	3,000,000	2,960,829
Energy Transfer Partners LP 4.050% due 03/15/25 4.750% due 01/15/26	3,850,000 2,500,000	3,637,973 2,469,228
Ensco PLC 5.200% due 03/15/25	3,250,000	3,219,184
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	5,000,000	4,871,895
Kinder Morgan Inc 5.550% due 06/01/45	2,650,000	2,449,883
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	3,000,000	3,079,656
Linn Energy LLC 6.500% due 05/15/19	3,000,000	2,437,500
Petrobras Global Finance BV (Brazil) 4.375% due 05/20/23	2,000,000	1,748,400
5.375% due 01/27/21	3,000,000	2,894,400

	Principal Amount	Value
Targa Resources Partners LP 4.125% due 11/15/19 ~	$1,950,000	$1,940,250
The Williams Cos Inc 3.700% due 01/15/23	5,000,000	4,657,380
4.550% due 06/24/24	1,950,000	1,890,550
Transocean Inc 3.000% due 10/15/17	3,500,000	3,403,750

		43,273,378

Financials - 20.0%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19 ~	3,650,000	3,618,063
Ally Financial Inc 4.125% due 02/13/22	4,000,000	3,850,000
American International Group Inc 4.375% due 01/15/55	2,900,000	2,583,549
American Tower Corp REIT 4.000% due 06/01/25	2,300,000	2,243,675
5.000% due 02/15/24	2,000,000	2,115,184
Ares Capital Corp 3.875% due 01/15/20	3,000,000	3,045,774
4.875% due 11/30/18	2,250,000	2,359,350
Bank of America Corp 4.200% due 08/26/24	4,000,000	3,992,196
4.250% due 10/22/26	2,500,000	2,440,580
Bank of America NA 5.300% due 03/15/17	7,200,000	7,626,866
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	3,000,000	3,031,281
CBL & Associates LP REIT 4.600% due 10/15/24	2,000,000	1,970,150
5.250% due 12/01/23	3,000,000	3,086,061
Citigroup Inc 4.400% due 06/10/25	4,000,000	3,987,028
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	4,500,000	4,483,481
5.875% due 04/01/18	750,000	815,787
Crown Castle Towers LLC 3.222% due 05/15/42 ~	2,400,000	2,361,840
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,488,649
Ford Motor Credit Co LLC 4.250% due 09/20/22	6,500,000	6,771,895
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,156,196
HCP Inc REIT 3.400% due 02/01/25	2,650,000	2,489,203
4.000% due 06/01/25	1,000,000	979,485
Health Care REIT Inc 4.000% due 06/01/25	3,000,000	2,967,150
Host Hotels & Resorts LP 4.000% due 06/15/25	1,100,000	1,092,367
JPMorgan Chase & Co 3.875% due 09/10/24	4,000,000	3,928,440
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	4,988,490
Legg Mason Inc 2.700% due 07/15/19	1,650,000	1,665,322
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	3,000,000	3,226,779
Morgan Stanley 2.375% due 07/23/19	3,000,000	2,979,771
5.000% due 11/24/25	3,000,000	3,142,125
Neuberger Berman Group LLC 4.875% due 04/15/45 ~	1,550,000	1,405,737
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	4,000,000	4,006,688
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	5,100,000	5,126,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Prudential Financial Inc 5.200% due 03/15/44 §	$2,500,000	$2,478,375
Senior Housing Properties Trust REIT 4.750% due 05/01/24	3,000,000	3,015,096
Synchrony Financial 3.750% due 08/15/21	3,500,000	3,527,633
The Goldman Sachs Group Inc 2.550% due 10/23/19	6,000,000	6,012,936
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,850,000	2,871,748
Ventas Realty LP REIT 3.500% due 02/01/25	2,450,000	2,348,546
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	3,000,000	2,966,427

		131,246,468

Health Care - 3.1%

AbbVie Inc 3.600% due 05/14/25	1,700,000	1,681,113
Actavis Funding SCS 3.000% due 03/12/20	2,000,000	2,010,424
HCA Inc 4.250% due 10/15/19	1,000,000	1,025,000
6.500% due 02/15/20	4,500,000	5,040,000
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,500,000	2,283,455
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	2,000,000	2,111,250
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	1,425,000	1,474,875
Zimmer Holdings Inc 3.550% due 04/01/25	4,500,000	4,364,163

		19,990,280

Industrials - 12.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,321,146	2,361,998
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	2,450,000	2,401,000
Air Lease Corp 3.875% due 04/01/21	5,500,000	5,568,750
4.250% due 09/15/24	3,000,000	2,985,000
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	1,600,000	1,568,000
4.375% due 04/01/24	906,208	908,564
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	2,872,066	3,030,030
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	4,555,612	4,846,260
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,226,507	3,299,426
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	5,821,971	6,171,871
4.950% due 11/23/20	1,229,755	1,303,663
ERAC USA Finance LLC 3.850% due 11/15/24 ~	1,500,000	1,506,254
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,419,271	2,374,515
HD Supply Inc 5.250% due 12/15/21 ~	2,000,000	2,035,000
International Lease Finance Corp (Netherlands) 7.125% due 09/01/18 ~	4,000,000	4,470,000
Latam Airlines Pass-Through Trust A (Chile) 4.200% due 08/15/29 ~	4,000,000	3,965,000
Owens Corning 4.200% due 12/15/22	3,500,000	3,548,821
4.200% due 12/01/24	1,750,000	1,718,547

	Principal Amount	Value
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	$3,000,000	$2,909,061
4.250% due 01/17/23 ~	3,500,000	3,548,325
The ADT Corp 6.250% due 10/15/21	3,500,000	3,692,500
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,550,000	5,674,875
United Rentals North America Inc 4.625% due 07/15/23	2,800,000	2,756,180
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	3,246,084	3,360,022
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,467,786	2,582,291

		78,585,953

Information Technology - 1.4%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21 ~	3,000,000	2,965,611
Arrow Electronics Inc 3.500% due 04/01/22	3,000,000	2,954,730
CommScope Inc 4.375% due 06/15/20 ~	1,200,000	1,215,000
NetApp Inc 3.375% due 06/15/21	2,200,000	2,168,344

		9,303,685

Materials - 6.7%

ArcelorMittal (Luxembourg) 5.125% due 06/01/20	325,000	330,281
6.250% due 03/01/21	2,000,000	2,102,500
Ardagh Packaging Finance PLC (Luxembourg) 3.286% due 12/15/19 § ~	3,000,000	2,928,750
Fibria Overseas Finance Ltd (Brazil) 5.250% due 05/12/24	1,450,000	1,457,250
Freeport-McMoRan Inc 3.550% due 03/01/22	5,500,000	5,092,758
Glencore Funding LLC (Switzerland) 2.125% due 04/16/18 ~	2,400,000	2,382,348
4.125% due 05/30/23 ~	7,000,000	6,774,642
International Paper Co 3.800% due 01/15/26	1,700,000	1,670,808
Novelis Inc (India) 8.375% due 12/15/17	1,000,000	1,036,250
Reliance Steel & Aluminum Co 4.500% due 04/15/23	4,850,000	4,773,055
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	3,000,000	2,985,000
Sealed Air Corp 6.500% due 12/01/20 ~	2,000,000	2,215,000
Southern Copper Corp (Mexico) 5.250% due 11/08/42	2,000,000	1,745,680
Tronox Finance LLC 6.375% due 08/15/20	3,500,000	3,263,750
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,694,340
Yamana Gold Inc (Canada) 4.950% due 07/15/24	3,600,000	3,469,147

		43,921,559

Telecommunication Services - 2.9%

AT&T Inc 4.750% due 05/15/46	2,400,000	2,181,098
CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,290,973
Hughes Satellite Systems Corp 6.500% due 06/15/19	3,120,000	3,396,900
Verizon Communications Inc 3.500% due 11/01/24	4,500,000	4,379,063
5.150% due 09/15/23	5,000,000	5,487,530

		18,735,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Utilities - 3.1%

American Transmission Systems Inc 5.000% due 09/01/44 ~	$1,500,000	$1,524,762
Dynegy Inc 6.750% due 11/01/19 ~	3,600,000	3,763,800
Exelon Corp 5.100% due 06/15/45	5,000,000	5,013,655
IPALCO Enterprises Inc 3.450% due 07/15/20 ~	1,250,000	1,250,000
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,721,481
NRG Energy Inc 6.625% due 03/15/23	2,000,000	2,070,000
Talen Energy Supply LLC 6.500% due 06/01/25 ~	2,000,000	2,002,500

		20,346,198

Total Corporate Bonds & Notes (Cost $423,625,049)		421,758,104

SENIOR LOAN NOTES - 18.9%

Consumer Discretionary - 7.7%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	3,952,468	3,623,919
Cequel Communications Inc due 02/14/19 µ	3,000,000	2,991,549
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	4,462,890	4,482,415
Dollar Tree Inc Term B-1 3.500% due 03/09/22 §	3,759,494	3,765,761
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	3,970,000	3,931,293
Hilton Worldwide 3.500% due 10/25/20 §	2,330,202	2,332,791
Interactive Data Corp 4.750% due 05/02/21 §	1,732,500	1,739,719
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,940,000	3,927,443
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	1,470,050	1,473,725
Michaels Stores Inc 4.000% due 01/28/20 §	4,472,469	4,488,310
New Red Finance Inc Term B-2 3.750% due 12/12/21 §	3,415,401	3,417,536
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	4,000,000	4,000,680
Seminole Tribe of Florida 3.000% due 04/29/20 §	2,987,416	2,989,283
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	3,462,562	3,458,774
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,989,924	1,983,568
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	1,666,667	1,671,875

		50,278,641

Consumer Staples - 1.2%

Albertson’s LLC
Term B-2 5.375% due 03/21/19 §	1,958,653	1,969,059
Term B-4 5.500% due 08/25/21 §	997,500	1,003,791
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,928,027	2,933,736
Smart & Final Inc (1st Lien) 4.000% due 11/15/19 §	1,662,246	1,663,534

		7,570,120

	Principal Amount	Value
Financials - 1.5%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	$2,947,182	$2,974,022
First Data Corp (2nd Lien) 3.687% due 09/24/18 §	2,500,000	2,496,095
HUB International Ltd 4.000% due 10/02/20 §	2,952,625	2,935,709
Realogy Corp Term B 3.750% due 03/05/20 §	1,466,419	1,465,502

		9,871,328

Health Care - 1.2%

CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	5,000,000	5,012,845
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	2,984,694	2,992,621

		8,005,466

Industrials - 3.1%

AlixPartners LLP Term B-2 (1st Lien) 4.000% due 07/10/20 §	3,936,024	3,922,082
Gates Global LLC 4.250% due 07/06/21 §	3,352,690	3,306,889
HD Supply Inc 4.000% due 06/28/18 §	2,000,000	2,004,250
Rexnord LLC Term B 4.000% due 08/21/20 §	4,927,349	4,921,190
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	1,229,346	1,234,944
Transdigm Inc
Tranche D 3.750% due 06/04/21 §	2,970,000	2,950,743
Tranche E 3.500% due 05/14/22 §	1,995,240	1,974,398

		20,314,496

Information Technology - 0.5%

Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	2,583,050	2,590,389
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	972,080	975,422

		3,565,811

Materials - 2.3%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	2,984,887	2,987,125
BWay Intermediate Co Inc 5.500% due 08/14/20 §	2,970,000	2,989,026
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	5,877,812	5,233,093
Nexeo Solutions LLC Term B-3 5.000% due 09/08/17 §	997,468	985,416
Novelis Inc 4.000% due 06/02/22 §	3,000,000	2,988,750

		15,183,410

Telecommunication Services - 1.4%

Level 3 Financing Inc Tranche B
4.000% due 01/15/20 §	2,500,000	2,501,875
Tranche B-III 4.000% due 08/01/19 §	2,500,000	2,500,390
Zayo Group LLC 3.750% due 05/06/21 §	3,984,903	3,960,308

		8,962,573

Total Senior Loan Notes (Cost $124,945,580)		123,751,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.5%

Collateralized Mortgage Obligations - Commercial - 0.5%

Hilton USA Trust 2.934% due 11/05/30 " § ~	$1,478,198	$1,478,649
Hyatt Hotel Portfolio Trust 2.286% due 11/15/29 " § ~	1,550,000	1,557,773

		3,036,422

Total Mortgage-Backed Securities (Cost $3,028,198)		3,036,422

ASSET-BACKED SECURITIES - 1.3%

Carlyle Global Market Strategies CLO Ltd (Cayman) 2.377% due 07/27/26 " § ~	1,500,000	1,501,571
3.427% due 07/27/26 " § ~	1,500,000	1,500,762
Madison Park Funding VIII Ltd (Cayman) 2.476% due 04/22/22 " § ~	2,500,000	2,482,816
Race Point VI CLO Ltd (Cayman) 2.413% due 05/24/23 " § ~	1,500,000	1,499,983
3.373% due 05/24/23 " § ~	1,500,000	1,500,092

Total Asset-Backed Securities (Cost $8,488,750)		8,485,224

U.S. GOVERNMENT AGENCY ISSUES - 0.8%

Fannie Mae 1.875% due 09/18/18	5,000,000	5,111,385

Total U.S. Government Agency Issues (Cost $5,057,415)		5,111,385

U.S. TREASURY OBLIGATIONS - 7.7%

U.S. Treasury Bonds - 0.4%

3.125% due 02/15/43	3,000,000	2,990,391

U.S. Treasury Notes - 7.3%

0.625% due 10/15/16	4,500,000	4,510,548
0.625% due 02/15/17	3,000,000	3,003,282
0.750% due 03/15/17	4,500,000	4,515,116
1.250% due 01/31/19	4,500,000	4,498,947
1.375% due 07/31/18	4,500,000	4,542,539

	Principal Amount	Value
1.375% due 09/30/18	$4,000,000	$4,030,624
1.500% due 10/31/19	4,000,000	3,999,064
2.000% due 10/31/21	4,000,000	4,003,436
2.125% due 09/30/21	3,000,000	3,027,423
2.125% due 12/31/21	4,000,000	4,027,812
2.250% due 11/15/24	4,500,000	4,465,197
2.375% due 08/15/24	3,000,000	3,011,952

		47,635,940

Total U.S. Treasury Obligations (Cost $50,369,781)		50,626,331

FOREIGN GOVERNMENT BONDS & NOTES - 2.3%

Chile Government (Chile) 2.250% due 10/30/22	4,000,000	3,876,000
Mexico Government (Mexico) 3.500% due 01/21/21	2,000,000	2,047,000
3.625% due 03/15/22	2,000,000	2,033,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,988,699
Republic of Korea (South Korea) 3.875% due 09/11/23	4,000,000	4,326,200

		15,270,899

Total Foreign Government Bonds & Notes (Cost $14,726,031)		15,270,899

	Shares
SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

BlackRock Liquidity Funds T-Fund Portfolio	20,007,284	20,007,284

Total Short-Term Investment (Cost $20,007,284)		20,007,284

TOTAL INVESTMENTS - 99.0% (Cost $650,248,088)		648,047,494

OTHER ASSETS & LIABILITIES, NET - 1.0%		6,485,126

NET ASSETS - 100.0%		$654,532,620

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$421,758,104	$—	$421,758,104	$—
	Senior Loan Notes	123,751,845	—	123,751,845	—
	Mortgage-Backed Securities	3,036,422	—	3,036,422	—
	Asset-Backed Securities	8,485,224	—	8,485,224	—
	U.S. Government Agency Issues	5,111,385	—	5,111,385	—
	U.S. Treasury Obligations	50,626,331	—	50,626,331	—
	Foreign Government Bonds & Notes	15,270,899	—	15,270,899	—
	Short-Term Investment	20,007,284	20,007,284	—	—

	Total	$648,047,494	$20,007,284	$628,040,210	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.4%

Consumer Discretionary - 1.1%

Cedar Fair LP	7,400	$403,226
Las Vegas Sands Corp	6,365	334,608
Lennar Corp ‘A’	5,425	276,892
MGM Resorts International *	12,640	230,680
Mohawk Industries Inc *	2,600	496,340
Six Flags Entertainment Corp	6,837	306,639
Standard Pacific Corp *	22,000	196,020

		2,244,405

Energy - 0.2%

Chesapeake Energy Corp	15,270	170,566
Kinder Morgan Inc	7,210	276,792

		447,358

Financials - 0.1%

Bank of America Corp	16,130	274,533

		274,533

Industrials - 0.4%

Air Lease Corp	8,060	273,234
The Boeing Co	2,695	373,850
United Rentals Inc *	3,350	293,527

		940,611

Materials - 0.5%

Freeport-McMoRan Inc	8,100	150,822
Louisiana-Pacific Corp *	23,800	405,314
Reliance Steel & Aluminum Co	7,540	456,019

		1,012,155

Utilities - 0.1%

NRG Energy Inc	10,200	233,376

Total Common Stocks (Cost $5,070,772)		5,152,438

CLOSED-END MUTUAL FUNDS - 1.6%

Eaton Vance Senior Income Trust	150,430	934,170
First Trust Senior Floating Rate Income Fund II	53,883	709,100
Invesco Senior Income Trust	198,767	886,501
Voya Prime Rate Trust	173,460	910,665

		3,440,436

Total Closed-End Mutual Funds (Cost $3,633,553)		3,440,436

	Principal Amount
CORPORATE BONDS & NOTES - 76.9%

Consumer Discretionary - 11.1%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$400,000	325,500
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	1,029,600
7.250% due 02/01/23	400,000	390,000
7.500% due 09/15/21	650,000	658,125
Boyd Gaming Corp
6.875% due 05/15/23	750,000	772,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	250,000	205,000
11.250% due 06/01/17 Ω	100,000	79,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	600,000	567,000
11.000% due 10/01/21	100,000	84,250

	Principal Amount	Value
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	$800,000	$604,000
Carrols Restaurant Group Inc 8.000% due 05/01/22 ~	750,000	791,250
CEC Entertainment Inc 8.000% due 02/15/22	500,000	498,750
Cedar Fair LP 5.250% due 03/15/21	1,050,000	1,084,125
DISH DBS Corp 5.875% due 07/15/22	1,151,000	1,130,857
Family Tree Escrow LLC 5.750% due 03/01/23 ~	650,000	682,500
Greektown Holdings LLC 8.875% due 03/15/19 ~	400,000	422,000
Hilton Worldwide Finance LLC 5.625% due 10/15/21	1,000,000	1,043,700
iHeartCommunications Inc 10.000% due 01/15/18	100,000	80,875
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	500,000	473,125
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	260,000
Landry’s Inc 9.375% due 05/01/20 ~	100,000	107,750
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	750,000	753,750
MGM Resorts International
6.750% due 10/01/20	850,000	902,955
7.750% due 03/15/22	500,000	552,500
Mohawk Industries Inc
3.850% due 02/01/23	480,000	479,509
NCL Corp Ltd
5.250% due 11/15/19 ~	750,000	771,563
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	400,000	424,000
8.750% PIK due 10/15/21 ~	900,000	970,875
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	650,000	641,875
NPC International Inc 10.500% due 01/15/20	400,000	421,000
Penn National Gaming Inc 5.875% due 11/01/21	950,000	961,875
Signet UK Finance PLC 4.700% due 06/15/24	650,000	656,697
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,793,750
Standard Pacific Corp 8.375% due 01/15/21	500,000	582,500
The Ryland Group Inc 6.625% due 05/01/20	750,000	833,437
Tribune Media Co 5.875% due 07/15/22 ~	100,000	101,000
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	343,053
5.625% due 03/01/21	1,250,000	1,369,574

		23,849,820

Consumer Staples - 4.4%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	142,000	151,408
Beverages & More Inc 10.000% due 11/15/18 ~	550,000	549,312
HJ Heinz Co
3.500% due 07/15/22 ~	200,000	201,029
4.875% due 02/15/25 ~	1,150,000	1,254,938
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	700,000	764,750
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	496,250
7.250% due 06/01/21 ~	250,000	264,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Reynolds American Inc 5.700% due 08/15/35	$1,000,000	$1,037,058
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	1,000,000	1,027,500
8.250% due 02/15/21	2,000,000	2,085,000
9.875% due 08/15/19	209,000	219,842
Rite Aid Corp 6.750% due 06/15/21	1,250,000	1,315,625

		9,367,400

Energy - 8.6%

Crestwood Midstream Partners LP
6.000% due 12/15/20	750,000	780,000
6.125% due 03/01/22	250,000	256,625
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,133,914
4.750% due 01/15/26	500,000	493,846
Ensco PLC 5.200% due 03/15/25	1,000,000	990,518
Hiland Partners LP
5.500% due 05/15/22 ~	50,000	52,094
7.250% due 10/01/20 ~	550,000	598,125
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,750,000	1,705,163
Linn Energy LLC
6.500% due 05/15/19	750,000	609,375
6.500% due 09/15/21	200,000	150,000
MarkWest Energy Partners LP 4.875% due 06/01/25	750,000	735,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	1,250,000	1,217,188
Noble Holding International Ltd 6.950% due 04/01/45	1,250,000	1,151,464
Petrobras Global Finance BV (Brazil)
4.875% due 03/17/20	500,000	476,670
5.375% due 01/27/21	500,000	482,400
Rowan Cos Inc 4.875% due 06/01/22	500,000	496,786
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	1,500,000	1,537,500
5.625% due 03/01/25 ~	1,075,000	1,068,281
Sabine Pass LNG LP 6.500% due 11/01/20	150,000	156,000
Sanchez Energy Corp
6.125% due 01/15/23	150,000	135,000
7.750% due 06/15/21	500,000	500,000
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	550,000	485,375
Summit Midstream Holdings LLC 5.500% due 08/15/22	750,000	720,000
The Williams Cos Inc
3.700% due 01/15/23	1,750,000	1,630,083
4.550% due 06/24/24	900,000	872,562

		18,433,969

Financials - 12.7%

AerCap Ireland Capital Ltd (Netherlands) 5.000% due 10/01/21 ~	250,000	257,500
Ares Capital Corp 3.875% due 01/15/20	800,000	812,206
Bank of America Corp 4.200% due 08/26/24	1,000,000	998,049
CBL & Associates LP REIT 4.600% due 10/15/24	1,500,000	1,477,613
Citigroup Inc 4.400% due 06/10/25	1,500,000	1,495,136
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	850,000	846,880

	Principal Amount	Value
E*TRADE Financial Corp 5.375% due 11/15/22	$650,000	$667,875
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	800,000	782,000
First Data Corp 11.750% due 08/15/21	1,000,000	1,127,500
General Motors Financial Co Inc 4.375% due 09/25/21	1,500,000	1,558,573
HCP Inc REIT
3.400% due 02/01/25	1,350,000	1,268,085
4.000% due 06/01/25	1,000,000	979,485
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	1,000,000	981,426
4.750% due 03/01/23	750,000	791,862
Hub International Ltd 7.875% due 10/01/21 ~	700,000	715,750
Jefferies Finance LLC
7.375% due 04/01/20 ~	750,000	740,625
7.500% due 04/15/21 ~	500,000	501,175
JPMorgan Chase & Co 3.875% due 09/10/24	2,100,000	2,062,431
Morgan Stanley
3.950% due 04/23/27	2,000,000	1,886,840
5.000% due 11/24/25	1,000,000	1,047,375
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,502,508
Ocwen Financial Corp 7.125% due 05/15/19 ~	450,000	423,000
Outfront Media Capital LLC
5.250% due 02/15/22	300,000	304,500
5.875% due 03/15/25	300,000	311,625
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	502,516
6.750% due 04/15/20	1,000,000	1,124,154
6.750% due 12/15/21	250,000	284,708
The Howard Hughes Corp 6.875% due 10/01/21 ~	1,750,000	1,863,750

		27,315,147

Health Care - 5.5%

Alere Inc 6.375% due 07/01/23 ~	825,000	841,500
Baxalta Inc
3.600% due 06/23/22 ~	1,500,000	1,500,826
5.250% due 06/23/45 ~	1,000,000	1,004,187
CHS/Community Health Systems Inc
6.875% due 02/01/22	900,000	952,875
7.125% due 07/15/20	400,000	424,800
8.000% due 11/15/19	250,000	264,062
Endo Finance LLC 6.000% due 07/15/23 ~	700,000	717,500
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	500,000	511,875
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	500,000	532,900
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	755,625
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	825,000	829,125
Tenet Healthcare Corp
5.000% due 03/01/19 ~	250,000	250,937
6.750% due 06/15/23 ~	900,000	919,688
8.125% due 04/01/22	400,000	439,000
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	750,000	776,250
5.500% due 03/01/23 ~	1,100,000	1,113,750
6.125% due 04/15/25 ~	50,000	51,625

		11,886,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Industrials - 13.7%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	$490,140	$486,464
Ahern Rentals Inc 7.375% due 05/15/23 ~	750,000	744,375
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 03/15/23 ~	1,050,000	1,029,000
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	742,500
Air Lease Corp
3.750% due 02/01/22	1,750,000	1,749,897
4.250% due 09/15/24	1,000,000	995,000
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	491,250
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,357,923	1,444,558
DAE Aviation Holdings Inc (United Arab Emirates) 10.000% due 07/15/23 ~	525,000	517,913
Fortune Brands Home & Security Inc 4.000% due 06/15/25	2,000,000	1,986,122
HD Supply Inc
7.500% due 07/15/20	1,500,000	1,593,750
11.500% due 07/15/20	1,500,000	1,740,000
International Lease Finance Corp (Netherlands) 6.250% due 05/15/19	1,950,000	2,113,312
Masco Corp 4.450% due 04/01/25	625,000	628,125
Modular Space Corp 10.250% due 01/31/19 ~	550,000	478,500
Multi-Color Corp 6.125% due 12/01/22 ~	750,000	770,625
Nortek Inc 8.500% due 04/15/21	1,495,000	1,603,388
Owens Corning
4.200% due 12/15/22	500,000	506,975
4.200% due 12/01/24	850,000	834,723
9.000% due 06/15/19	116,000	138,385
Roofing Supply Group LLC 10.000% due 06/01/20 ~	250,000	256,875
The ADT Corp 6.250% due 10/15/21	1,550,000	1,635,250
TMS International Corp 7.625% due 10/15/21 ~	450,000	441,000
TransDigm Inc 5.500% due 10/15/20	1,250,000	1,248,437
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	500,000	508,750
4.750% due 10/11/23	150,000	153,375
United Rentals North America Inc
4.625% due 07/15/23	1,750,000	1,722,613
5.500% due 07/15/25	100,000	97,000
Univar Inc 6.750% due 07/15/23 ~	800,000	810,000
USG Corp 5.875% due 11/01/21 ~	1,250,000	1,312,500
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	550,000	542,437

		29,323,099

Information Technology - 1.5%

Blackboard Inc 7.750% due 11/15/19 ~	575,000	543,375
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	624,219
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	800,000	806,000

	Principal Amount	Value
Infor US Inc 6.500% due 05/15/22 ~	$250,000	$255,625
NXP BV (Netherlands) 3.750% due 06/01/18 ~	1,000,000	1,010,000

		3,239,219

Materials - 14.3%

AK Steel Corp
7.625% due 05/15/20	1,300,000	1,088,750
8.375% due 04/01/22	400,000	330,000
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	600,000	609,750
7.750% due 10/15/39	250,000	250,000
10.600% due 06/01/19	500,000	600,625
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	1,262,202	1,312,690
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	1,000,000	1,022,500
6.750% due 01/31/21 ~	500,000	513,750
7.000% due 11/15/20 ~	167,647	171,838
Berry Plastics Corp 5.125% due 07/15/23	800,000	782,000
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	1,100,000	1,104,125
BWAY Holding Co 9.125% due 08/15/21 ~	1,150,000	1,190,250
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	500,000	515,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	1,250,000	1,250,000
Fibria Overseas Finance Ltd (Brazil) 5.250% due 05/12/24	500,000	502,500
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	1,000,000	847,500
Freeport-McMoRan Inc
3.550% due 03/01/22	500,000	462,978
4.000% due 11/14/21	1,000,000	982,268
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	2,150,000	2,113,407
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,250,000	1,209,758
Hexion Inc 6.625% due 04/15/20	750,000	691,875
INEOS Group Holdings SA (Switzerland) 6.125% due 08/15/18 ~	750,000	768,750
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	510,000
Novelis Inc (India)
8.375% due 12/15/17	1,000,000	1,036,250
8.750% due 12/15/20	2,764,000	2,929,840
Reliance Steel & Aluminum Co 4.500% due 04/15/23	905,000	890,642
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	500,000	497,500
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	400,000	430,000
Sealed Air Corp
4.875% due 12/01/22 ~	1,250,000	1,235,938
5.125% due 12/01/24 ~	100,000	99,000
5.500% due 09/15/25 ~	550,000	555,500
Southern Copper Corp (Mexico) 5.875% due 04/23/45	1,400,000	1,335,180
Tronox Finance LLC 6.375% due 08/15/20	800,000	746,000
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	1,100,000	1,167,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Wise Metals Intermediate Holdings LLC (Netherlands) 9.750% due 06/15/19 ~	$400,000	$427,500
Yamana Gold Inc (Canada) 4.950% due 07/15/24	650,000	626,374

		30,807,413

Telecommunication Services - 3.4%

Digicel Group Ltd (Jamaica) 8.250% due 09/30/20 ~	750,000	753,750
Hughes Satellite Systems Corp 7.625% due 06/15/21	1,250,000	1,379,937
Intelsat Jackson Holdings SA (United Kingdom)
6.625% due 12/15/22	250,000	230,313
7.250% due 10/15/20	500,000	496,250
Intelsat Luxembourg SA (United Kingdom)
7.750% due 06/01/21	1,600,000	1,342,000
Sprint Communications Inc (Japan)
6.000% due 11/15/22	350,000	320,688
7.000% due 08/15/20	500,000	497,500
Sprint Corp (Japan)
7.250% due 09/15/21	1,850,000	1,825,719
7.625% due 02/15/25	500,000	472,500

		7,318,657

Utilities - 1.7%

Dynegy Inc
6.750% due 11/01/19 ~	500,000	522,750
7.625% due 11/01/24 ~	800,000	852,000
Exelon Corp 3.950% due 06/15/25	650,000	654,154
GenOn Energy Inc 9.875% due 10/15/20	750,000	766,875
Talen Energy Supply LLC 6.500% due 06/01/25 ~	800,000	801,000

		3,596,779

Total Corporate Bonds & Notes (Cost $167,841,028)		165,138,028

SENIOR LOAN NOTES - 9.2%

Consumer Discretionary - 4.1%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,243,687	1,140,305
CDS Canadian Intermediate Holdings Inc (2nd Lien)
due 06/22/22 µ	250,000	248,906
Cirque du Soleil Term B due 06/22/22 µ	500,000	500,625
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	494,987	482,819
iHeartCommunications Inc Tranche D 6.937% due 01/30/19 §	500,000	462,917
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	989,950	986,795
Media General Inc Term B due 07/31/20 µ	1,500,000	1,505,625
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	986,284	985,205
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	750,000	754,125
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	991,219	986,882
The Servicemaster Co LLC 4.250% due 07/01/21 §	744,375	746,432

		8,800,636

	Principal Amount	Value
Consumer Staples - 0.7%

Albertson’s LLC
Term B-2
5.375% due 03/21/19 §	$345,645	$347,481
Term B-4
5.500% due 08/25/21 §	498,750	501,896
New Albertson’s Inc Term B 4.750% due 06/30/21 §	248,125	248,776
Reddy Ice Corp Term B (1st Lien) 6.752% due 05/01/19 §	588,968	523,691

		1,621,844

Energy - 0.6%

American Energy - Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	750,000	412,500
HGIM Corp Term B 5.500% due 06/18/20 §	739,344	599,484
Seadrill Operating LP 4.000% due 02/21/21 §	246,867	187,531

		1,199,515

Financials - 0.2%

ROC Finance LLC Term B 5.000% due 06/20/19 §	492,481	483,555

Health Care - 0.6%

PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	471,528	468,188
Surgery Center Holdings Inc
(1st Lien)
5.250% due 11/03/20 §	497,500	496,256
(2nd Lien)
8.500% due 11/03/21 §	250,000	250,000

		1,214,444

Industrials - 1.2%

Gates Global LLC 4.250% due 07/06/21 §	992,500	978,941
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	1,238,741	1,201,578
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	491,797	490,751

		2,671,270

Information Technology - 0.8%

Activision Blizzard 3.250% due 10/11/20 §	814,753	817,808
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	861,017	863,463

		1,681,271

Materials - 1.0%

BWay Intermediate Co Inc 5.500% due 08/14/20 §	990,000	996,342
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	1,232,453	1,097,269

		2,093,611

Total Senior Loan Notes (Cost $20,673,642)		19,766,146

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligations - Commercial - 0.1%

Hilton USA Trust 2.934% due 11/05/30 " § ~	246,366	246,441

Total Mortgage-Backed Securities (Cost $246,366)		246,441

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.7%

Carlyle Global Market Strategies CLO Ltd (Cayman) 3.427% due 07/27/26 " § ~	$750,000	$750,381
Race Point VI CLO Ltd (Cayman) 3.373% due 05/24/23 " § ~	750,000	750,046

		1,500,427

Total Asset-Backed Securities (Cost $1,494,375)		1,500,427

	Shares	Value
SHORT-TERM INVESTMENT - 10.3%

Money Market Fund - 10.3%

BlackRock Liquidity Funds T-Fund Portfolio	22,160,854	$22,160,854

Total Short-Term Investment (Cost $22,160,854)		22,160,854

TOTAL INVESTMENTS - 101.2% (Cost $221,120,590)		217,404,770

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(2,490,521)

NET ASSETS - 100.0%		$214,914,249

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $284,000 or 0.1% of the fund’s net assets were in default as of June 30, 2015.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$5,152,438	$5,152,438	$—	$—
	Closed-End Mutual Funds	3,440,436	3,440,436	—	—
	Corporate Bonds & Notes	165,138,028	—	165,138,028	—
`	Senior Loan Notes	19,766,146	—	19,766,146	—
	Mortgage-Backed Securities	246,441	—	246,441	—
	Asset-Backed Securities	1,500,427	—	1,500,427	—
	Short-Term Investment	22,160,854	22,160,854	—	—

	Total	$217,404,770	$30,753,728	$186,651,042	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.7%

Consumer Discretionary - 0.5%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$1,075,000	$1,048,125
NPC International Inc 10.500% due 01/15/20	2,350,000	2,473,375

		3,521,500

Health Care - 0.1%

Tenet Healthcare Corp 3.786% due 06/15/20 § ~	1,200,000	1,212,000

Industrials - 0.1%

United Rentals North America Inc 4.625% due 07/15/23	725,000	713,654

Total Corporate Bonds & Notes (Cost $5,437,910)		5,447,154

SENIOR LOAN NOTES - 97.4%

Consumer Discretionary - 28.0%

24 Hour Fitness Worldwide 4.750% due 05/28/21 §	4,455,000	4,253,135
Affinia Group Inc Tranche B-2 4.750% due 04/27/20 §	2,346,862	2,351,997
Bass Pro Group LLC 4.000% due 06/05/20 §	2,493,750	2,498,944
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	19,714,849	18,076,052
Caesars Growth Properties Holdings LLC Term B (1st Lien) 6.250% due 05/08/21 §	4,455,000	3,820,162
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	15,182,812	14,809,573
Cequel Communications LLC due 02/28/19 µ	2,000,000	1,994,366
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	15,591,636	15,659,849
CS Intermediate Holdco 2 LLC 4.000% due 04/04/21 §	2,970,000	2,969,382
Family Dollar Escrow
Term B-1
3.500% due 03/09/22 §	3,341,772	3,347,343
Term B-2
4.250% due 03/09/22 §	5,000,000	5,010,940
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	13,398,750	13,268,112
Interactive Data Corp 4.750% due 05/02/21 §	4,187,601	4,205,050
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	9,615,009	9,362,615
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	8,020,742	8,040,794
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	10,989,701	11,004,812
Life Time Fitness Inc 4.250% due 06/10/22 §	4,000,000	3,975,624
Michaels Stores Inc 4.000% due 01/28/20 §	1,190,688	1,194,905
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/12/21 §	7,969,269	7,974,250
Nine West Holdings Inc
4.750% due 10/08/19 §	4,131,533	3,625,420
6.250% due 01/08/20 §	1,250,000	887,500

	Principal Amount	Value
NPC International Inc 4.000% due 12/28/18 §	$1,488,462	$1,481,950
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	2,500,000	2,500,425
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	9,342,378	9,330,700
Scientific Games Term B-2 6.000% due 10/01/21 §	1,492,500	1,493,263
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	11,793,249	11,780,348
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	6,434,836	6,414,283
(2nd Lien)
7.500% due 12/17/21 §	8,333,333	8,379,167
The Men’s Wearhouse Inc Tranche B-1 5.000% due 06/18/21 §	2,000,000	2,025,000
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	16,749,234	16,675,956
The Servicemaster Co LLC 4.250% due 07/01/21 §	8,934,994	8,959,690

		207,371,607

Consumer Staples - 10.4%

Albertson’s LLC
Term B-2
5.375% due 03/21/19 §	7,400,137	7,439,454
Term B-3
5.000% due 08/23/19 §	2,962,500	2,976,077
Term B-4
5.500% due 08/25/21 §	12,967,500	13,049,286
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	1,956,932	1,960,748
New Albertson’s Inc Term B 4.750% due 06/30/21 §	8,188,125	8,209,619
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	4,900,000	4,924,500
Reddy Ice Corp Term B (1st Lien) 6.752% due 05/01/19 §	10,277,100	9,138,058
Reynolds Group Holdings 4.500% due 12/01/18 §	5,000,000	5,019,375
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	10,860,930	10,978,587
Smart & Final Inc (1st Lien) 4.000% due 11/15/19 §	6,427,672	6,432,653
US Foods Inc 4.500% due 03/31/19 §	6,860,000	6,881,438

		77,009,795

Energy - 3.6%

Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	7,200,000	5,526,000
HGIM Corp Term B 5.500% due 06/18/20 §	9,496,839	7,700,351
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	18,850,882	7,587,480
Seadrill Operating LP 4.000% due 02/21/21 §	7,595,037	5,769,517

		26,583,348

Financials - 5.9%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	9,788,306	9,877,448
HUB International Ltd 4.000% due 10/02/20 §	14,978,519	14,892,707
RE/MAX LLC 4.250% due 07/31/20 §	5,977,400	5,994,215
USI Inc 4.250% due 12/27/19 §	13,277,527	13,302,422

		44,066,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 2.4%

CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	$698,050	$698,923
Term H
4.000% due 01/27/21 §	1,784,393	1,788,977
DJO Finance LLC 4.250% due 06/08/20 §	772,280	774,597
Par Pharmaceutical Cos Inc
Term B-2
4.000% due 09/30/19 §	5,097,945	5,099,541
Term B-3
4.250% due 09/30/19 §	2,487,500	2,489,055
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	1,222,079	1,213,423
Valeant Pharmaceuticals Series F-1 Tranche B 4.000% due 04/01/22 §	5,486,250	5,489,992

		17,554,508

Industrials - 33.2%

Accudyne Industries LLC 4.000% due 12/13/19 §	5,000,000	4,847,915
AlixPartners LLP
(2nd Lien)
9.000% due 07/10/21 §	12,550,000	12,699,031
Term B-2 (1st Lien)
4.000% due 07/10/20 §	6,644,531	6,620,996
Allflex Holdings III Inc
(1st Lien)
4.250% due 07/17/20 §	6,631,875	6,636,020
(2nd Lien)
8.000% due 07/19/21 §	4,405,000	4,402,247
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	6,515,161	6,521,272
(2nd Lien)
8.000% due 08/13/21 §	8,126,712	8,157,187
Apex Tool Group LLC 4.500% due 01/31/20 §	5,620,625	5,529,290
Apollo Security Services Borrower LLC Term B (1st Lien) due 07/01/21 µ	2,000,000	2,007,500
Atkore International Inc (1st Lien) 4.500% due 04/09/21 §	2,465,050	2,397,261
Camp International Holding Co (2nd Lien) 8.250% due 11/29/19 §	3,102,628	3,118,142
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	4,000,000	3,765,000
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	10,778,520	10,765,047
(2nd Lien)
8.500% due 01/15/22 §	3,250,000	3,209,375
Gates Global LLC 4.250% due 07/06/21 §	17,616,875	17,376,211
GYP Holdings III Corp
(1st Lien)
4.750% due 04/01/21 §	10,649,944	10,330,445
(2nd Lien)
7.750% due 04/01/22 §	5,250,000	5,105,625
HD Supply Inc 4.000% due 06/28/18 §	7,000,000	7,014,875
Husky Injection Molding Systems Ltd
4.250% due 06/30/21 §	4,672,068	4,662,139
(2nd Lien)
7.250% due 06/30/22 §	968,969	962,913
Jeld-Wen Inc due 06/29/20 µ	1,000,000	1,002,500

	Principal Amount	Value
LM US Member LLC
4.750% due 10/25/19 §	$580,601	$581,690
(1st Lien)
4.750% due 10/25/19 §	14,628,972	14,656,401
(2nd Lien)
8.250% due 01/25/21 §	8,125,000	8,104,687
Ply Gem Industries Inc 4.000% due 02/01/21 §	12,485,703	12,432,639
Rexnord LLC Term B 4.000% due 08/21/20 §	14,039,603	14,022,054
Roofing Supply Group LLC 5.000% due 05/31/19 §	12,834,487	12,866,573
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	4,987,500	4,987,944
SRS Distribution Inc 4.750% due 09/01/19 §	2,397,924	2,400,921
Standard Aero due 06/24/22 µ	1,500,000	1,502,500
Transdigm Inc
Term C
3.750% due 02/28/20 §	10,046,735	9,988,826
Tranche D
3.750% due 06/04/21 §	6,435,000	6,393,275
Univar Inc Term B due 06/18/22 µ	14,000,000	13,986,882
5.012% due 06/30/17 §	15,961,693	15,960,448
Waste Industries USA Inc 4.250% due 02/28/20 §	997,500	1,002,176

		246,018,007

Information Technology - 2.7%

Applied Systems Inc
(1st Lien)
4.250% due 01/25/21 §	478,571	478,913
(2nd Lien)
7.500% due 01/24/22 §	3,058,482	3,073,774
Commscope Inc Tranche 5 due 05/21/22 µ	1,000,000	1,000,469
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	5,006,210	5,023,421
Freescale Semiconductor Inc Tranche B5 5.000% due 01/15/21 §	10,446,835	10,502,695

		20,079,272

Materials - 9.5%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	15,154,957	15,166,323
BWAY Intermediate Co Inc 5.500% due 08/14/20 §	16,831,861	16,939,686
Emerald Performance Materials LLC
(1st Lien)
4.500% due 07/30/21 §	3,970,000	3,976,618
(2nd Lien)
7.750% due 08/01/22 §	750,000	747,812
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	8,190,159	7,291,805
Headwaters Inc Term B 4.500% due 03/24/22 §	1,750,000	1,757,656
Ineos US Finance LLC 4.250% due 03/31/22 §	498,749	499,217
Kloeckner Pentaplast of America Inc 5.000% due 04/28/20 §	1,401,198	1,407,328
KP Germany Erste GmbH 5.000% due 04/28/20 §	598,802	601,422
Nexeo Solutions LLC
5.000% due 09/08/17 §	1,484,496	1,466,559
Term B-2
5.000% due 09/08/17 §	1,727,792	1,704,035
Term B-3
5.000% due 09/08/17 §	7,510,625	7,419,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Novelis Inc 4.000% due 06/02/22 §	$1,000,000	$996,250
Pregis Holding I Corp (1st Lien) due 05/01/20 µ	1,000,000	1,004,063
Quikrete Holdings Inc (2nd Lien) 7.000% due 03/26/21 §	8,444,211	8,507,542
Summit Materials Cos I LLC Term B due 06/26/20 µ	1,000,000	1,001,250

		70,487,440

Telecommunication Services - 0.8%

Level 3 Financing Inc Tranche B 4.000% due 01/15/20 §	6,300,000	6,304,725

Utilities - 0.9%

Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	5,048,242	5,053,909
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,485,000

		6,538,909

Total Senior Loan Notes (Cost $746,100,176)		722,014,403

	Shares	Value
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	16,322,848	$16,322,848

Total Short-Term Investment (Cost $16,322,848)		16,322,848

TOTAL INVESTMENTS - 100.3% (Cost $767,860,934)		743,784,405

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,430,661)

NET ASSETS - 100.0%		$741,353,744

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$5,447,154	$—	$5,447,154	$—
	Senior Loan Notes	722,014,403	—	722,014,403	—
	Short-Term Investment	16,322,848	16,322,848	—	—

	Total	$743,784,405	$16,322,848	$727,461,557	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.8%

Consumer Discretionary - 13.0%

Beazer Homes USA Inc 5.750% due 06/15/19	$450,000	$445,500
Cablevision Systems Corp 8.625% due 09/15/17	150,000	165,362
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	398,800
DISH DBS Corp 5.875% due 07/15/22	350,000	343,875
Dollar Tree Inc 5.250% due 03/01/20 ~	250,000	262,813
FCA US LLC (United Kingdom) 8.250% due 06/15/21	250,000	273,125
iHeartCommunications Inc 10.000% due 01/15/18	400,000	323,500
Landry’s Inc 9.375% due 05/01/20 ~	150,000	161,625
Lennar Corp 4.500% due 06/15/19	300,000	307,500
MGM Resorts International 6.750% due 10/01/20	250,000	265,575
Michaels Stores Inc 5.875% due 12/15/20 ~	300,000	315,000
NCL Corp Ltd
5.000% due 02/15/18	150,000	153,375
5.250% due 11/15/19 ~	250,000	257,188
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	159,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	250,000	246,875
NPC International Inc 10.500% due 01/15/20	350,000	368,375
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	256,250
The Ryland Group Inc 6.625% due 05/01/20	400,000	444,500

		5,148,238

Consumer Staples - 1.8%

Beverages & More Inc 10.000% due 11/15/18 ~	300,000	299,625
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	250,000	260,625
Spectrum Brands Inc 6.750% due 03/15/20	150,000	158,325

		718,575

Energy - 4.3%

Chaparral Energy Inc 8.250% due 09/01/21	300,000	223,500
Halcon Resources Corp 9.750% due 07/15/20	200,000	135,500
Linn Energy LLC 6.500% due 05/15/19	350,000	284,375
Regency Energy Partners LP 6.500% due 07/15/21	150,000	158,813
Sabine Pass LNG LLC 6.500% due 11/01/20	350,000	364,000
SandRidge Energy Inc 7.500% due 03/15/21	300,000	133,500
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	200,000	176,500
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	228,750

		1,704,938

	Principal Amount	Value
Financials - 2.8%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	$500,000	$500,938
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	197,500
Ocwen Financial Corp 7.125% due 05/15/19 ~	450,000	423,000

		1,121,438

Health Care - 4.5%

CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	371,700
HCA Inc 7.500% due 02/15/22	350,000	402,500
Tenet Healthcare Corp 5.000% due 03/01/19 ~	500,000	501,875
Valeant Pharmaceuticals International Inc 5.500% due 03/01/23 ~	500,000	506,250

		1,782,325

Industrials - 7.3%

HD Supply Inc 11.500% due 07/15/20	550,000	638,000
Modular Space Corp 10.250% due 01/31/19 ~	300,000	261,000
Nortek Inc 8.500% due 04/15/21	250,000	268,125
Roofing Supply Group LLC 10.000% due 06/01/20 ~	150,000	154,125
The ADT Corp 6.250% due 10/15/21	300,000	316,500
The Hertz Corp 5.875% due 10/15/20	300,000	305,250
TransDigm Inc 5.500% due 10/15/20	250,000	249,688
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	143,359	147,717
United Rentals North America Inc
4.625% due 07/15/23	250,000	246,088
7.375% due 05/15/20	300,000	321,597

		2,908,090

Information Technology - 2.4%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	189,000
BMC Software Inc 7.250% due 06/01/18	100,000	92,625
NXP BV (Netherlands) 5.750% due 02/15/21 ~	150,000	156,563
Sanmina Corp 4.375% due 06/01/19 ~	500,000	500,000

		938,188

Materials - 11.0%

AK Steel Corp 7.625% due 05/15/20	250,000	209,375
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	200,500
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	150,000	152,438
6.125% due 06/01/18	150,000	160,125
10.600% due 06/01/19	150,000	180,188
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	217,771	226,482
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	200,000	204,500
9.125% due 10/15/20 ~	200,000	212,000
Berry Plastics Corp 5.125% due 07/15/23	400,000	391,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	$250,000	$250,938
BWAY Holding Co 9.125% due 08/15/21 ~	200,000	207,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	250,000
Hexion Inc 6.625% due 04/15/20	150,000	138,375
Novelis Inc (India) 8.750% due 12/15/20	500,000	530,000
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	350,000	376,250
Sealed Air Corp 4.875% due 12/01/22 ~	250,000	247,188
Tronox Finance LLC 6.375% due 08/15/20	200,000	186,500
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	250,000	265,313

		4,388,172

Telecommunication Services - 5.0%

CenturyLink Inc 5.625% due 04/01/20	150,000	153,375
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	441,580
Intelsat Luxembourg SA (United Kingdom) 7.750% due 06/01/21	400,000	335,500
Level 3 Financing Inc 7.000% due 06/01/20	300,000	319,125
Sprint Communications Inc (Japan)
6.000% due 11/15/22	150,000	137,438
9.000% due 11/15/18 ~	150,000	169,764
T-Mobile USA Inc (Germany) 6.464% due 04/28/19	150,000	154,875
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	261,250

		1,972,907

Utilities - 1.7%

Dynegy Inc 6.750% due 11/01/19 ~	300,000	313,650
GenOn Energy Inc 9.875% due 10/15/20	150,000	153,375
NRG Energy Inc 7.625% due 01/15/18	200,000	219,750

		686,775

Total Corporate Bonds & Notes (Cost $22,110,675)		21,369,646

SENIOR LOAN NOTES - 41.1%

Consumer Discretionary - 13.1%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	246,250	225,780
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	493,750	481,612
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	500,000	502,188
Dollar Tree Inc Term B-1 3.500% due 03/09/22 §	626,582	627,627
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	493,031	493,709
New Red Finance Inc Term B-2 3.750% due 12/12/21 §	379,489	379,726
Nine West Holdings Inc 4.750% due 10/08/19 §	495,000	434,363

	Principal Amount	Value
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	$750,000	$750,128
Playa Resorts Holding BV 4.000% due 08/09/19 §	493,106	492,490
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	301,650
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	492,516	490,361

		5,179,634

Consumer Staples - 4.9%

Albertson’s LLC
Term B-2 5.375% due 03/21/19 §	247,508	248,823
Term B-4 5.500% due 08/25/21 §	498,750	501,896
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	252,448
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	245,000	246,225
Reddy Ice Corp Term B (1st Lien) 6.752% due 05/01/19 §	491,831	437,320
US Foods Inc 4.500% due 03/31/19 §	245,000	245,766

		1,932,478

Energy - 2.4%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	250,000	137,500
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	234,641	232,686
HGIM Corp Term B 5.500% due 06/18/20 §	245,625	199,161
Seadrill Operating Ltd (Bermuda) 4.000% due 02/21/21 §	492,500	374,124

		943,471

Financials - 3.8%

Amwins Group LLC (1st Lien)
due 09/06/19 µ	500,000	504,554
5.250% due 09/06/19 §	244,981	247,213
HUB International Ltd 4.000% due 10/02/20 §	245,641	244,233
RE/MAX LLC 4.250% due 07/31/20 §	221,385	222,008
USI Inc 4.250% due 12/27/19 §	294,750	295,303

		1,513,311

Health Care - 0.2%

CHS/Community Health Systems Inc
Term G 3.750% due 12/31/19 §	34,771	34,815
Term H 4.000% due 01/27/21 §	63,979	64,143

		98,958

Industrials - 10.4%

Accudyne Industries LLC 4.000% due 12/13/19 §	703,493	682,094
AlixPartners LLP
Term B-2 (1st Lien) 4.000% due 07/10/20 §	245,672	244,802
(2nd Lien) 9.000% due 07/10/21 §	450,000	455,344
Crosby US Acquisition Corp (1st Lien) 3.750% due 11/23/20 §	493,734	469,665
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	295,500	295,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Gates Global LLC 4.250% due 07/06/21 §	$496,250	$489,471
LM US Member LLC
4.750% due 10/25/19 §	9,447	9,465
(1st Lien) 4.750% due 10/25/19 §	238,032	238,478
Ply Gem Industries Inc 4.000% due 02/01/21 §	493,750	491,652
Rexnord LLC Term B 4.000% due 08/21/20 §	245,625	245,318
Roofing Supply Group LLC 5.000% due 05/31/19 §	493,655	494,889

		4,116,309

Information Technology - 1.9%

Freescale Semiconductor Inc Tranche B5 due 01/15/21 µ	500,000	502,674
Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	239,347	236,206

		738,880

Materials - 3.2%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	492,481	438,462
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	394,924	389,494
Quikrete Holdings Inc
(1st Lien) 4.000% due 09/28/20 §	236,336	236,730
(2nd Lien) 7.000% due 03/26/21 §	221,053	222,711

		1,287,397

	Principal Amount	Value
Telecommunication Services - 1.2%

Level 3 Financing Inc Tranche B-II 3.500% due 05/31/22 §	$250,000	$248,516
WaveDivision Holdings LLC 4.000% due 10/15/19 §	246,212	246,520

		495,036

Total Senior Loan Notes (Cost $16,891,909)		16,305,474

	Shares
SHORT-TERM INVESTMENT - 8.5%

Money Market Fund - 8.5%

BlackRock Liquidity Funds T-Fund Portfolio	3,358,132	3,358,132

Total Short-Term Investment (Cost $3,358,132)		3,358,132

TOTAL INVESTMENTS - 103.4% (Cost $42,360,716)		41,033,252

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(1,342,201)

NET ASSETS - 100.0%		$39,691,051

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$21,369,646	$—	$21,369,646	$—
	Senior Loan Notes	16,305,474	—	16,305,474	—
	Short-Term Investment	3,358,132	3,358,132	—	—

	Total	$41,033,252	$3,358,132	$37,675,120	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

Consumer Discretionary - 0.4%

Cedar Fair LP	5,065	$275,992
Las Vegas Sands Corp	5,615	295,181
MGM Resorts International *	4,340	79,205

		650,378

Energy - 0.6%

Chesapeake Energy Corp	9,340	104,328
Continental Resources Inc *	4,250	180,157
EOG Resources Inc	2,125	186,044
Kinder Morgan Inc	7,065	271,225
Pioneer Natural Resources Co	1,255	174,056

		915,810

Financials - 0.2%

Bank of America Corp	19,145	325,848

Industrials - 0.4%

The Boeing Co	2,205	305,878
United Rentals Inc *	2,230	195,393

		501,271

Total Common Stocks (Cost $2,557,192)		2,393,307

CLOSED-END MUTUAL FUNDS - 1.4%

Eaton Vance Senior Income Trust	85,411	530,402
First Trust Senior Floating Rate Income Fund II	42,132	554,457
Invesco Senior Income Trust	112,024	499,627
Voya Prime Rate Trust	95,471	501,223

		2,085,709

Total Closed-End Mutual Funds (Cost $2,178,139)		2,085,709

	Principal Amount
CORPORATE BONDS & NOTES - 83.4%

Consumer Discretionary - 18.8%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$475,000	386,531
99 Cents Only Stores LLC 11.000% due 12/15/19	700,000	637,000
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	74,250
7.250% due 02/01/23	100,000	97,500
7.500% due 09/15/21	1,425,000	1,442,812
Boyd Gaming Corp 6.875% due 05/15/23	650,000	669,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	125,000	102,500
11.250% due 06/01/17 Ω	100,000	79,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	1,550,000	1,464,750
11.000% due 10/01/21	750,000	631,875
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	300,000	226,500
Carrols Restaurant Group Inc 8.000% due 05/01/22 ~	625,000	659,375
CCO Holdings LLC 5.750% due 09/01/23	850,000	853,719
CEC Entertainment Inc 8.000% due 02/15/22	1,550,000	1,546,125

	Principal Amount	Value
Cedar Fair LP
5.250% due 03/15/21	$500,000	$516,250
5.375% due 06/01/24	775,000	787,555
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	300,000	273,562
6.375% due 09/15/20 ~	350,000	348,950
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20	475,000	496,969
Dana Holding Corp 6.750% due 02/15/21	625,000	657,031
DISH DBS Corp
5.125% due 05/01/20	50,000	50,687
6.750% due 06/01/21	550,000	574,750
Family Tree Escrow LLC 5.750% due 03/01/23 ~	625,000	656,250
General Motors Co 4.000% due 04/01/25	1,950,000	1,925,073
Greektown Holdings LLC 8.875% due 03/15/19 ~	575,000	606,625
Hilton Worldwide Finance LLC 5.625% due 10/15/21	250,000	260,925
Icahn Enterprises LP 5.875% due 02/01/22	825,000	842,531
iHeartCommunications Inc
10.000% due 01/15/18	50,000	40,437
11.250% due 03/01/21	100,000	97,500
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	550,000	520,437
Landry’s Holding II Inc
10.250% due 01/01/18 ~	150,000	156,000
Landry’s Inc
9.375% due 05/01/20 ~	400,000	431,000
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	1,310,000	1,316,550
MGM Resorts International
6.000% due 03/15/23	1,200,000	1,218,000
6.750% due 10/01/20	150,000	159,345
Michaels Stores Inc 5.875% due 12/15/20 ~	600,000	630,000
NCL Corp Ltd 5.250% due 11/15/19 ~	275,000	282,906
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	50,000	53,000
8.750% PIK due 10/15/21 ~	1,725,000	1,860,844
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	650,000	641,875
NPC International Inc 10.500% due 01/15/20	600,000	631,500
Penn National Gaming Inc 5.875% due 11/01/21	1,100,000	1,113,750
Sinclair Television Group Inc 6.375% due 11/01/21	450,000	466,875
Standard Pacific Corp 6.250% due 12/15/21	1,263,000	1,345,095
The Ryland Group Inc
5.375% due 10/01/22	100,000	101,500
6.625% due 05/01/20	75,000	83,344
Tribune Media Co 5.875% due 07/15/22 ~	100,000	101,000
Unitymedia Hessen GmbH & Co KG (United Kingdom) 5.000% due 01/15/25 ~	475,000	472,625
Wolverine World Wide Inc 6.125% due 10/15/20	250,000	266,250

		28,858,428

Consumer Staples - 3.0%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	832,000	887,120
Beverages & More Inc 10.000% due 11/15/18 ~	75,000	74,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	$400,000	$437,000
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	496,250
7.250% due 06/01/21 ~	250,000	264,687
Post Holdings Inc 6.000% due 12/15/22 ~	650,000	628,062
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	650,000	677,625
Rite Aid Corp
6.125% due 04/01/23 ~	800,000	827,000
6.750% due 06/15/21	250,000	263,125

		4,555,775

Energy - 12.6%

American Energy-Permian Basin LLC 7.375% due 11/01/21 ~	50,000	34,219
Calumet Specialty Products Partners LP 6.500% due 04/15/21	750,000	742,500
Chaparral Energy Inc 8.250% due 09/01/21	600,000	447,000
Chesapeake Energy Corp 5.375% due 06/15/21	625,000	568,750
Concho Resources Inc 5.500% due 04/01/23	725,000	728,625
Crestwood Midstream Partners LP 6.125% due 03/01/22	1,025,000	1,052,162
Energy Transfer Equity LP
5.500% due 06/01/27	325,000	324,187
5.875% due 01/15/24	325,000	338,650
EP Energy LLC
6.375% due 06/15/23 ~	500,000	503,125
7.750% due 09/01/22	225,000	237,375
Halcon Resources Corp
8.625% due 02/01/20 ~	275,000	272,594
8.875% due 05/15/21	25,000	16,562
9.750% due 07/15/20	175,000	118,562
Hiland Partners LP
5.500% due 05/15/22 ~	25,000	26,047
7.250% due 10/01/20 ~	225,000	244,687
Hilcorp Energy I LP 7.625% due 04/15/21 ~	725,000	757,625
Linn Energy LLC
6.500% due 05/15/19	650,000	528,125
6.500% due 09/15/21	200,000	150,000
MarkWest Energy Partners LP
4.875% due 06/01/25	500,000	490,000
5.500% due 02/15/23	150,000	155,250
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	46,750
6.500% due 03/15/21 ~	750,000	730,312
Memorial Resource Development Corp 5.875% due 07/01/22	810,000	786,267
Newfield Exploration Co
5.375% due 01/01/26	300,000	298,500
5.750% due 01/30/22	325,000	333,125
Peabody Energy Corp 10.000% due 03/15/22 ~	250,000	155,625
QEP Resources Inc 6.875% due 03/01/21	450,000	469,125
Regency Energy Partners LP 5.000% due 10/01/22	50,000	50,808
Rice Energy Inc 7.250% due 05/01/23 ~	625,000	643,750
Rose Rock Midstream LP 5.625% due 11/15/23 ~	600,000	583,500
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	200,000	205,000
5.625% due 03/01/25 ~	1,900,000	1,888,125

	Principal Amount	Value
Sanchez Energy Corp
6.125% due 01/15/23	$50,000	$45,000
7.750% due 06/15/21	1,025,000	1,025,000
SandRidge Energy Inc
7.500% due 03/15/21	665,000	295,925
8.750% due 06/01/20 ~	525,000	484,969
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	250,000	220,625
Summit Midstream Holdings LLC 5.500% due 08/15/22	400,000	384,000
Targa Resources Partners LP 6.625% due 10/01/20 ~	800,000	836,000
Tervita Corp (Canada) 8.000% due 11/15/18 ~	225,000	205,875
Transocean Inc
4.300% due 10/15/22	225,000	171,000
6.875% due 12/15/21	150,000	135,937
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	300,000	234,000
Whiting Petroleum Corp 6.250% due 04/01/23 ~	675,000	673,312
WPX Energy Inc 6.000% due 01/15/22	625,000	620,312

		19,258,887

Financials - 5.5%

E*TRADE Financial Corp 5.375% due 11/15/22	600,000	616,500
Equinix Inc REIT
4.875% due 04/01/20	750,000	761,250
5.375% due 04/01/23	25,000	25,125
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	600,000	586,500
First Data Corp
10.625% due 06/15/21	32,000	35,520
12.625% due 01/15/21	1,275,000	1,475,812
HUB International Ltd 7.875% due 10/01/21 ~	175,000	178,937
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,700,000	1,678,750
Ocwen Financial Corp 7.125% due 05/15/19 ~	325,000	305,500
Outfront Media Capital LLC
5.250% due 02/15/22	225,000	228,375
5.875% due 03/15/25	750,000	779,062
RHP Hotel Properties LP REIT
5.000% due 04/15/21	100,000	100,500
5.000% due 04/15/23 ~	750,000	738,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	925,000	985,125

		8,495,706

Health Care - 10.5%

Alere Inc 6.375% due 07/01/23 ~	625,000	637,500
Capsugel SA 7.000% PIK due 05/15/19 ~	375,000	382,309
CHS/Community Health Systems Inc
6.875% due 02/01/22	2,275,000	2,408,656
8.000% due 11/15/19	125,000	132,031
DJO Finance LLC 8.125% due 06/15/21 ~	500,000	516,250
DPx Holdings BV 7.500% due 02/01/22 ~	600,000	627,750
Endo Finance LLC
5.750% due 01/15/22 ~	625,000	634,375
Endo Ltd
6.000% due 07/15/23 ~	500,000	512,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	$50,000	$50,437
5.875% due 01/31/22 ~	750,000	802,500
HCA Holdings Inc
6.250% due 02/15/21	1,825,000	1,971,000
HCA Inc
5.375% due 02/01/25	500,000	506,250
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	325,000	332,719
JLL/Delta Dutch Pledgeco BV 8.750% PIK due 05/01/20 ~	275,000	279,812
LifePoint Health Inc 5.500% due 12/01/21	1,100,000	1,138,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	375,000	399,675
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	755,625
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	650,000	653,250
Tenet Healthcare Corp
5.000% due 03/01/19 ~	75,000	75,281
6.000% due 10/01/20	52,000	55,575
6.750% due 02/01/20	400,000	419,500
6.750% due 06/15/23 ~	900,000	919,687
8.125% due 04/01/22	150,000	164,625
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	400,000	414,000
5.500% due 03/01/23 ~	1,250,000	1,265,625
5.875% due 05/15/23 ~	50,000	51,312

		16,106,744

Industrials - 10.3%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	103,187	102,413
ADS Waste Holdings Inc 8.250% due 10/01/20	675,000	702,000
Ahern Rentals Inc 7.375% due 05/15/23 ~	650,000	645,125
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	88,476	92,015
Allegion US Holding Co Inc 5.750% due 10/01/21	100,000	103,750
Apex Tool Group LLC 7.000% due 02/01/21 ~	650,000	583,375
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	491,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	150,000	155,775
DAE Aviation Holdings Inc (United Arab Emirates) 10.000% due 07/15/23 ~	525,000	517,912
HD Supply Inc 11.500% due 07/15/20	400,000	464,000
IHS Inc 5.000% due 11/01/22 ~	675,000	673,313
International Lease Finance Corp (Netherlands)
4.625% due 04/15/21	1,625,000	1,645,313
6.250% due 05/15/19	150,000	162,563
Masco Corp 7.750% due 08/01/29	75,000	87,000
Modular Space Corp 10.250% due 01/31/19 ~	450,000	391,500
Multi-Color Corp 6.125% due 12/01/22 ~	625,000	642,188
Nortek Inc 8.500% due 04/15/21	745,000	799,013
Roofing Supply Group LLC 10.000% due 06/01/20 ~	225,000	231,188
Sensata Technologies BV 5.625% due 11/01/24 ~	550,000	568,563

	Principal Amount	Value
The ADT Corp 6.250% due 10/15/21	$850,000	$896,750
TMS International Corp 7.625% due 10/15/21 ~	675,000	661,500
TransDigm Inc 5.500% due 10/15/20	1,600,000	1,598,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	100,000	101,750
4.750% due 10/11/23	75,000	76,688
5.375% due 02/15/23	47,786	49,239
United Rentals North America Inc
4.625% due 07/15/23	1,000,000	984,350
5.500% due 07/15/25	500,000	485,000
7.625% due 04/15/22	200,000	217,500
Univar Inc
6.750% due 07/15/23 ~	650,000	658,125
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	48,345	49,588
USG Corp 5.875% due 11/01/21 ~	850,000	892,500
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	38,885	40,149
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	100,000	98,625

		15,868,020

Information Technology - 2.4%

Blackboard Inc 7.750% due 11/15/19 ~	775,000	732,375
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	40,688
BMC Software Inc 7.250% due 06/01/18	239,000	221,374
Commscope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	624,219
Entegris Inc 6.000% due 04/01/22 ~	75,000	77,344
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	675,000	680,063
Infor US Inc 6.500% due 05/15/22 ~	125,000	127,813
NXP BV (Netherlands) 5.750% due 02/15/21 ~	1,125,000	1,174,219

		3,678,095

Materials - 11.2%

AK Steel Corp
7.625% due 05/15/20	1,200,000	1,005,000
8.375% due 04/01/22	175,000	144,375
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	475,000	476,188
ArcelorMittal (Luxembourg)
6.125% due 06/01/25	200,000	199,875
6.250% due 03/01/21	1,175,000	1,235,219
7.500% due 03/01/41	300,000	295,500
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	521,563	542,425
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	950,000	971,375
7.000% due 11/15/20 ~	61,765	63,309
Berry Plastics Corp 5.125% due 07/15/23	800,000	782,000
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	1,325,000	1,329,969
BWAY Holding Co 9.125% due 08/15/21 ~	850,000	879,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	991,000	991,000
FMG Resources Property Ltd (Australia)
8.250% due 11/01/19 ~	350,000	296,625
9.750% due 03/01/22 ~	750,000	776,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Hexion Inc
6.625% due 04/15/20	$975,000	$899,438
9.000% due 11/15/20	175,000	127,750
INEOS Group Holdings SA (Switzerland) 6.125% due 08/15/18 ~	600,000	615,000
Louisiana-Pacific Corp 7.500% due 06/01/20	625,000	671,875
Mustang Merger Corp 8.500% due 08/15/21 ~	350,000	357,000
Novelis Inc (India) 8.750% due 12/15/20	750,000	795,000
Sealed Air Corp
4.875% due 12/01/22 ~	550,000	543,813
5.125% due 12/01/24 ~	25,000	24,750
5.500% due 09/15/25 ~	350,000	353,500
Summit Materials LLC 6.125% due 07/15/23 ~	250,000	251,250
Tronox Finance LLC 6.375% due 08/15/20	928,000	865,360
Wise Metals Group LLC (Netherlands)
8.750% due 12/15/18 ~	850,000	902,063
Wise Metals Intermediate Holdings LLC (Netherlands)
9.750% due 06/15/19 ~	775,000	828,281

		17,223,940

Telecommunication Services - 6.4%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	600,000	571,500
Cogent Communications Group Inc 5.375% due 03/01/22 ~	150,000	148,688
Digicel Ltd (Jamaica) 7.000% due 02/15/20 ~	150,000	156,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	1,100,000	1,214,345
Intelsat Jackson Holdings SA (United Kingdom) 7.250% due 10/15/20	500,000	496,250
Intelsat Luxembourg SA (United Kingdom) 7.750% due 06/01/21	675,000	566,156
Level 3 Financing Inc
6.125% due 01/15/21	75,000	78,840
7.000% due 06/01/20	1,400,000	1,489,250
Sprint Corp (Japan)
7.250% due 09/15/21	750,000	740,156
7.625% due 02/15/25	3,100,000	2,929,500
T-Mobile USA Inc (Germany)
6.250% due 04/01/21	1,315,000	1,351,163
6.633% due 04/28/21	100,000	104,000

		9,845,848

Utilities - 2.7%

Calpine Corp
5.875% due 01/15/24 ~	100,000	106,250
6.000% due 01/15/22 ~	450,000	478,125
Dynegy Inc 7.625% due 11/01/24 ~	1,100,000	1,171,500
GenOn Energy Inc 9.875% due 10/15/20	775,000	792,438
NRG Energy Inc 6.250% due 07/15/22	768,000	783,360
Talen Energy Supply LLC 6.500% due 06/01/25 ~	800,000	801,000

		4,132,673

Total Corporate Bonds & Notes (Cost $130,340,459)		128,024,116

	Principal Amount	Value
SENIOR LOAN NOTES - 4.7%

Consumer Discretionary - 2.0%

CDS Canadian Intermediate Holding Inc (2nd Lien) due 06/26/30 µ	$150,000	$149,344
Cirque du Soleil Term B due 06/22/30 µ	300,000	300,375
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	249,372	246,940
iHeartCommunications Inc Tranche D 6.937% due 01/30/19 §	500,000	462,917
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	712,059	711,169
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	747,497	746,679
The Brickman Group Ltd (2nd Lien) 7.500% due 12/17/21 §	500,000	502,750

		3,120,174

Consumer Staples - 0.7%

Albertson’s LLC Term B-4 5.500% due 08/25/21 §	249,375	250,948
US Foods Inc 4.500% due 03/31/19 §	747,459	749,795

		1,000,743

Energy - 0.6%

Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	750,000	575,625
Seadrill Operating LP 4.000% due 02/21/21 §	498,104	378,382

		954,007

Industrials - 1.3%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	500,000	493,750
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	746,837	745,250
LM US Member LLC
4.750% due 10/25/19 §	28,533	28,587
(1st Lien)
4.750% due 10/25/19 §	718,930	720,278

		1,987,865

Materials - 0.1%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	248,734	221,451

Total Senior Loan Notes (Cost $7,334,611)		7,284,240

	Shares
SHORT-TERM INVESTMENT - 9.3%

Money Market Fund - 9.3%

BlackRock Liquidity Funds T-Fund Portfolio	14,232,447	14,232,447

Total Short-Term Investment (Cost $14,232,447)		14,232,447

TOTAL INVESTMENTS - 100.4% (Cost $156,642,848)		154,019,819

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(567,117)

NET ASSETS - 100.0%		$153,452,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $181,500 or 0.1% of the fund’s net assets were in default as of June 30, 2015.

(b)	Swap agreements outstanding as of June 30, 2015 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
IBOXX USD Liquid High Yield Index	3-Month USD-LIBOR	JPM	12/20/15	$2,500,000	($49,629)	$—	($49,629)
IBOXX USD Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/20/16	2,500,000	(52,590)	—	(52,590)

					($102,219)	$—	($102,219)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,393,307	$2,393,307	$—	$—
	Closed-End Mutual Funds	2,085,709	2,085,709	—	—
	Corporate Bonds & Notes	128,024,116	—	128,024,116
	Senior Loan Notes	7,284,240	—	7,284,240	—
	Short-Term Investment	14,232,447	14,232,447	—	—

	Total Assets	154,019,819	18,711,463	135,308,356	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Swaps	(102,219)	—	(102,219)	—

	Total Liabilities	(102,219)	—	(102,219)	—

		$153,917,600	$18,711,463	$135,206,137	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.5%

Argentina - 0.1%

Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 250,000	$75,283

Azerbaijan - 0.5%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$450,000	430,526
5.450% due 02/09/17 ~	200,000	208,150

		638,676

Bangladesh - 0.2%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	225,000	228,375

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	385,000	415,319

Brazil - 2.5%

Marfrig Holding Europe BV
6.875% due 06/24/19 ~	200,000	191,000
8.375% due 05/09/18 ~	405,000	409,941
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	150,000	154,005
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	331,650
Odebrecht Drilling Norbe Ltd 6.350% due 06/30/22 ~	170,000	131,750
Oi SA
5.750% due 02/10/22 ~	230,000	200,388
9.750% due 09/15/16 ~	BRL 300,000	90,219
Petrobras Global Finance BV
5.875% due 03/01/18	$155,000	158,487
6.250% due 03/17/24	329,000	318,462
6.875% due 01/20/40	575,000	515,120
QGOG Atlantic 5.250% due 07/30/19 ~	334,554	300,262
QGOG Constellation SA 6.250% due 11/09/19 ~	600,000	441,000

		3,242,284

Chile - 0.9%

Banco del Estado de Chile
3.875% due 02/08/22 ~	150,000	154,333
4.125% due 10/07/20 ~	120,000	127,432
Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	206,297
4.875% due 11/04/44 ~	200,000	192,049
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	106,195
6.250% due 07/08/19 ~	120,000	133,722
VTR Finance BV 6.875% due 01/15/24 ~	300,000	307,305

		1,227,333

China - 3.9%

Agile Property Holdings Ltd 9.875% due 03/20/17 ~	200,000	206,500
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	250,000	246,299
China Hongqiao Group Ltd
6.875% due 05/03/18 ~	200,000	200,918
7.625% due 06/26/17 ~	200,000	204,453

	Principal Amount	Value
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	$210,000	$208,004
China SCE Property Holdings Ltd 11.500% due 11/14/17 ~	500,000	520,000
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	220,000	240,350
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	225,500
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 1,000,000	161,680
Kaisa Group Holdings Ltd
8.875% due 03/19/18 Ω ~	$225,000	120,375
10.250% due 01/08/20 Ω ~	225,000	131,625
KWG Property Holding Ltd
8.975% due 01/14/19 ~	230,000	236,784
13.250% due 03/22/17 ~	200,000	219,500
Logan Property Holdings Co Ltd 11.250% due 06/04/19 ~	200,000	208,000
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	300,000	318,048
6.300% due 11/12/40 ~	100,000	120,298
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	206,745
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	500,000	510,545
Times Property Holdings Ltd 12.625% due 03/21/19 ~	220,000	236,447
Trillion Chance Ltd 8.500% due 01/10/19 ~	200,000	197,500
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	225,000	218,531
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	200,000	202,000

		5,140,102

Colombia - 1.3%

Ecopetrol SA 7.625% due 07/23/19	160,000	186,200
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 144,000,000	52,621
Pacific Rubiales Energy Corp
5.125% due 03/28/23 ~	$240,000	172,800
5.375% due 01/26/19 ~	120,000	98,880
5.625% due 01/19/25 ~	1,075,000	782,063
7.250% due 12/12/21 ~	500,000	412,500

		1,705,064

Costa Rica - 0.3%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	200,000	202,000
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	168,750

		370,750

Czech Republic - 0.2%

New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 310,573	213,805

Dominican Republic - 0.2%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 § ~	$200,000	205,000

Ecuador - 0.5%

EP PetroEcuador 5.912% due 09/24/19 § ~	751,579	668,905

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Egypt - 0.2%

Nile Finance Ltd 5.250% due 08/05/15 ~	$210,000	$210,105

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	217,900

Guatemala - 0.2%

Comcel Trust 6.875% due 02/06/24 ~	245,000	258,475

Hong Kong - 0.6%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	200,000	216,148
MIE Holdings Corp
6.875% due 02/06/18 ~	200,000	166,072
7.500% due 04/25/19 ~	600,000	459,000

		841,220

India - 0.4%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	207,931
Vedanta Resources PLC 7.125% due 05/31/23 ~	315,000	300,825

		508,756

Indonesia - 1.1%

Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	200,000	200,000
Indo Energy Finance BV 7.000% due 05/07/18 ~	200,000	166,000
Indo Energy Finance II BV 6.375% due 01/24/23 ~	435,000	290,363
Majapahit Holding BV
7.750% due 01/20/20 ~	100,000	115,875
8.000% due 08/07/19 ~	200,000	231,000
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	186,540
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	200,000	212,500

		1,402,278

Jamaica - 1.8%

Digicel Group Ltd
7.125% due 04/01/22 ~	350,000	333,270
8.250% due 09/30/20 ~	1,450,000	1,460,875
Digicel Ltd 6.000% due 04/15/21 ~	595,000	575,139

		2,369,284

Kazakhstan - 4.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	420,000	375,900
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	200,000	207,000
Kaspi Bank JSC 9.875% due 10/28/16 ~	200,000	207,400
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	290,406
Kazkommertsbank JSC
5.500% due 12/21/22 ~	637,474	518,521
6.875% due 02/13/17	EUR 350,000	393,612
7.500% due 11/29/16 ~	$600,000	604,500
8.000% due 11/03/15 ~	530,000	531,961
8.500% due 05/11/18 ~	490,000	484,610

	Principal Amount	Value
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	$200,000	$183,132
5.750% due 04/30/43 ~	560,000	470,072
6.375% due 04/09/21 ~	200,000	210,420
7.000% due 05/05/20 ~	210,000	226,590
9.125% due 07/02/18 ~	230,000	260,762
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	400,000	377,000
Zhaikmunai LLP 7.125% due 11/13/19 ~	435,000	415,969

		5,757,855

Lithuania - 0.1%

Bite Finance International BV 7.491% due 02/15/18 § ~	EUR 100,000	110,376

Luxembourg - 0.5%

Millicom International Cellular SA
4.750% due 05/22/20 ~	$200,000	193,306
6.000% due 03/15/25 ~	200,000	194,000
6.625% due 10/15/21 ~	275,000	283,938

		671,244

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	111,635
Petronas Capital Ltd 5.250% due 08/12/19 ~	200,000	222,073
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	275,500

		609,208

Mexico - 2.2%

CEMEX Espana SA 9.875% due 04/30/19 ~	210,000	230,832
Cemex Finance LLC 9.375% due 10/12/22 ~	490,000	548,188
Cemex SAB de CV
5.875% due 03/25/19 ~	200,000	205,440
6.500% due 12/10/19 ~	325,000	341,965
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	205,000
5.750% due 02/14/42 ~	200,000	196,316
Petroleos Mexicanos
5.500% due 06/27/44	126,000	116,550
5.500% due 06/27/44	45,000	41,625
5.625% due 01/23/46 ~	335,000	314,046
6.000% due 03/05/20	85,000	95,200
6.500% due 06/02/41	160,000	167,200
6.500% due 06/02/41	10,000	10,512
7.190% due 09/12/24 ~	MXN 1,750,000	107,867
Red de Carreteras de Occidente SAPIB de CV 9.000% due 06/10/28 ~	5,000,000	314,166

		2,894,907

Netherlands - 0.1%

Hyva Global BV 8.625% due 03/24/16 ~	$200,000	194,250

Nigeria - 1.5%

Access Bank PLC 9.250% due 06/24/21 § ~	200,000	191,000
Access Finance BV 7.250% due 07/25/17 ~	200,000	198,559
FBN Finance Co BV 8.000% due 07/23/21 § ~	540,000	497,880
First Bank of Nigeria Ltd 8.250% due 08/07/20 § ~	280,000	263,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
GTB Finance BV 6.000% due 11/08/18 ~	$200,000	$191,200
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	590,000	494,125
Seven Energy Ltd 10.250% due 10/11/21 ~	200,000	171,000

		2,006,964

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	223,000
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	330,000	433,554

		656,554

Russia - 4.7%

Alfa Bank OJSC
7.500% due 09/26/19 ~	250,000	242,500
7.875% due 09/25/17 ~	100,000	103,646
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	200,000	116,000
Credit Bank of Moscow 7.700% due 02/01/18 ~	295,000	290,894
Evraz Group SA 9.500% due 04/24/18 ~	210,000	217,289
Gazprom Neft OAO 4.375% due 09/19/22 ~	600,000	513,000
Gazprom OAO
4.300% due 11/12/15 ~	200,000	201,549
8.625% due 04/28/34 ~	95,000	106,424
9.250% due 04/23/19 ~	200,000	223,000
Metalloinvest Finance Ltd
5.625% due 04/17/20 ~	230,000	211,572
6.500% due 07/21/16 ~	200,000	203,420
Polyus Gold International Ltd 5.625% due 04/29/20 ~	200,000	189,500
Rosneft Oil Co 4.199% due 03/06/22 ~	180,000	154,575
Sberbank of Russia
5.125% due 10/29/22 ~	200,000	172,300
5.250% due 05/23/23 ~	330,000	268,092
5.500% due 02/26/24 § ~	200,000	167,578
TMK OAO
6.750% due 04/03/20 ~	255,000	223,125
7.750% due 01/27/18 ~	300,000	296,790
Vimpel Communications
7.748% due 02/02/21 ~	200,000	202,750
9.125% due 04/30/18 ~	130,000	140,442
VimpelCom Holdings BV 7.504% due 03/01/22 ~	350,000	343,875
Vnesheconombank
4.224% due 11/21/18 ~	300,000	280,491
5.450% due 11/22/17 ~	340,000	343,400
5.942% due 11/21/23 ~	220,000	193,050
6.025% due 07/05/22 ~	400,000	360,255
6.800% due 11/22/25 ~	370,000	336,700
6.902% due 07/09/20 ~	120,000	117,600

		6,219,817

Singapore - 0.2%

Puma International Financing SA 6.750% due 02/01/21 ~	200,000	204,530

South Africa - 0.5%

Edcon Ltd
9.500% due 03/01/18 ~	EUR 525,000	463,103
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 2,200,000	177,720

		640,823

	Principal Amount	Value
Turkey - 0.2%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 300,000	$100,647
Turkiye Is Bankasi 6.000% due 10/24/22 ~	$200,000	200,560

		301,207

Ukraine - 1.7%

Ferrexpo Finance PLC
7.875% due 04/07/16 ~	200,000	188,384
10.375% due 04/07/19 ~	300,000	261,000
Metinvest BV
8.750% due 02/14/18 ~	900,000	517,500
10.500% due 11/28/17 ~	398,000	234,820
MHP SA 8.250% due 04/02/20 ~	860,000	700,900
Oschadbank 8.875% due 03/20/18 ~	200,000	149,200
Ukreximbank 8.750% due 01/22/18 ~	240,000	181,860

		2,233,664

United Arab Emirates - 1.0%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	59,375
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 550,000	890,367
Emirates Airline 4.500% due 02/06/25 ~	$95,238	96,333
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	200,000	227,782

		1,273,857

Venezuela - 2.0%

Petroleos de Venezuela SA
5.000% due 10/28/15	548,000	540,328
5.125% due 10/28/16	571,034	378,310
5.250% due 04/12/17 ~	177,000	89,022
5.375% due 04/12/27 ~	146,000	50,735
8.500% due 11/02/17 ~	1,607,300	1,109,037
9.000% due 11/17/21 ~	354,354	146,171
9.750% due 05/17/35 ~	679,278	278,164
12.750% due 02/17/22 ~	45,000	22,433
12.750% due 02/17/22 ~	90,000	44,865

		2,659,065

Total Corporate Bonds & Notes (Cost $47,483,306)		46,373,235

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Czech Republic - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~	EUR 112,846	15,726

		15,726

Total Convertible Corporate Bonds & Notes (Cost $66,113)		15,726

SENIOR LOAN NOTES - 0.8%

Dubai - 0.8%

Dubai World Term B1 2.000% PIK due 09/30/18 §	$1,130,195	984,400

		984,400

Total Senior Loan Notes (Cost $954,730)		984,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 52.0%

Argentina - 0.4%

Argentine Republic Government
2.500% due 12/31/38 Ω	$782,217	$422,397
8.280% due 12/31/33 Ω	64,293	60,596
8.750% due 06/02/17 Ω	18,777	17,744

		500,737

Armenia - 0.2%

Republic of Armenia 7.150% due 03/26/25 ~	330,000	328,350

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	200,000	204,760

Belarus - 1.4%

Republic of Belarus
8.750% due 08/03/15 ~	734,000	731,064
8.950% due 01/26/18 ~	1,210,000	1,172,792

		1,903,856

Bolivia - 0.2%

Bolivian Government
4.875% due 10/29/22 ~	100,000	100,250
5.950% due 08/22/23 ~	200,000	213,000

		313,250

Brazil - 6.2%

Banco Nacional de Desenvolvimento Economico e Social
5.750% due 09/26/23 ~	200,000	205,140
6.500% due 06/10/19 ~	170,000	184,237
Brazil Letras do Tesouro Nacional
12.431% due 01/01/17	BRL 4,007,000	1,058,533
12.549% due 01/01/18	12,270,000	2,891,305
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	6,134,000	1,779,704
10.000% due 01/01/23	410,000	116,517
10.000% due 01/01/25	534,000	148,677
Brazilian Government
2.625% due 01/05/23	$200,000	178,000
4.250% due 01/07/25	375,000	362,531
4.875% due 01/22/21	100,000	104,750
5.000% due 01/27/45	497,000	432,390
5.625% due 01/07/41	119,000	114,240
5.875% due 01/15/19	90,000	100,125
7.125% due 01/20/37	157,000	178,195
8.250% due 01/20/34	121,000	150,645
8.875% due 04/15/24	60,000	79,050

		8,084,039

Chile - 0.2%

Chile Government
3.250% due 09/14/21	100,000	104,500
6.000% due 01/01/20 ~	CLP 60,000,000	101,154

		205,654

Colombia - 4.2%

Colombia Government
4.000% due 02/26/24	$200,000	199,500
5.000% due 06/15/45	262,000	243,660
5.625% due 02/26/44	450,000	457,875
6.125% due 01/18/41	340,000	370,600
6.125% due 01/18/41	190,000	207,100
7.375% due 09/18/37	220,000	272,800

	Principal Amount	Value
8.125% due 05/21/24	$280,000	$360,220
9.850% due 06/28/27	COP 227,000,000	107,348
11.750% due 02/25/20	$257,000	350,805
12.000% due 10/22/15	COP 213,000,000	83,435
Colombian TES
6.000% due 04/28/28	1,952,800,000	641,320
7.000% due 09/11/19	511,900,000	205,317
7.250% due 06/15/16	4,032,100,000	1,589,075
7.500% due 08/26/26	673,300,000	255,116
10.000% due 07/24/24	450,000,000	204,277

		5,548,448

Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	185,600
4.375% due 04/30/25 ~	90,000	81,540
5.625% due 04/30/43 ~	90,000	75,150

		342,290

Croatia - 0.9%

Croatia Government
6.250% due 04/27/17 ~	200,000	212,250
6.375% due 03/24/21 ~	440,000	476,850
6.625% due 07/14/20 ~	260,000	285,633
6.750% due 11/05/19 ~	200,000	221,124

		1,195,857

Dominican Republic - 1.3%

Dominican Republic
5.500% due 01/27/25 ~	210,000	211,575
5.875% due 04/18/24 ~	360,000	375,300
6.600% due 01/28/24 ~	200,000	216,500
6.850% due 01/27/45 ~	210,000	215,250
7.450% due 04/30/44 ~	230,000	252,425
7.500% due 05/06/21 ~	370,000	417,175

		1,688,225

Ecuador - 1.5%

Ecuador Government
7.950% due 06/20/24 ~	600,000	538,500
9.375% due 12/15/15 ~	369,000	367,155
10.500% due 03/24/20 ~	1,046,000	1,053,845

		1,959,500

Egypt - 0.3%

Egypt Government
5.750% due 04/29/20 ~	100,000	104,400
5.875% due 06/11/25 ~	200,000	195,800
6.875% due 04/30/40 ~	100,000	98,250

		398,450

El Salvador - 0.5%

El Salvador Government
5.875% due 01/30/25 ~	135,000	130,106
6.375% due 01/18/27 ~	60,000	58,350
7.375% due 12/01/19 ~	100,000	109,250
7.650% due 06/15/35 ~	265,000	267,650
8.250% due 04/10/32 ~	105,000	115,238

		680,594

Ethiopia - 0.2%

Federal Democratic Republic of Ethiopia 6.625% due 12/11/24 ~	310,000	307,210

Gabon - 0.6%

Gabonese Republic 6.375% due 12/12/24 ~	800,000	782,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	$200,000	$218,000

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	400,000	393,000

Hungary - 2.2%

Hungary Government
4.125% due 02/19/18	384,000	400,608
5.375% due 02/21/23	520,000	565,084
5.375% due 03/25/24	274,000	297,633
5.750% due 11/22/23	560,000	623,000
6.250% due 01/29/20	366,000	411,750
7.625% due 03/29/41	486,000	646,448

		2,944,523

Indonesia - 1.8%

Indonesia Government
4.875% due 05/05/21 ~	200,000	212,760
5.125% due 01/15/45 ~	298,000	284,963
5.875% due 03/13/20 ~	100,000	111,500
6.875% due 01/17/18 ~	215,000	241,172
7.750% due 01/17/38 ~	100,000	127,750
11.625% due 03/04/19 ~	220,000	288,750
Indonesia Treasury
5.625% due 05/15/23	IDR 2,700,000,000	171,557
6.625% due 05/15/33	711,000,000	44,253
7.000% due 05/15/27	536,000,000	36,439
8.375% due 09/15/26	209,000,000	15,747
9.000% due 03/15/29	4,830,000,000	383,206
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$200,000	195,260
6.125% due 03/15/19 ~	200,000	224,250

		2,337,607

Iraq - 0.3%

Republic of Iraq 5.800% due 01/15/28 ~	530,000	431,208

Ivory Coast - 1.8%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	369,525
5.750% due 12/31/32 § ~	2,047,000	1,939,942

		2,309,467

Kazakhstan - 0.3%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	177,000
Kazakhstan Government 4.875% due 10/14/44 ~	200,000	173,500

		350,500

Kenya - 0.2%

Kenya Government 6.875% due 06/24/24 ~	200,000	203,916

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	300,750

	Principal Amount	Value
Lebanon - 1.5%

Lebanon Government
5.150% due 11/12/18 ~	$70,000	$70,612
5.450% due 11/28/19 ~	200,000	202,250
6.000% due 01/27/23 ~	100,000	101,250
6.100% due 10/04/22 ~	475,000	484,396
6.375% due 03/09/20	279,000	291,206
6.600% due 11/27/26 ~	490,000	505,190
8.250% due 04/12/21 ~	309,000	349,942

		2,004,846

Lithuania - 0.8%

Lithuania Government
6.125% due 03/09/21 ~	310,000	358,313
6.625% due 02/01/22 ~	200,000	238,750
7.375% due 02/11/20 ~	380,000	453,454

		1,050,517

Malaysia - 0.1%

Malaysia Government
3.654% due 10/31/19	MYR 9,000	2,392
4.935% due 09/30/43	360,000	98,276

		100,668

Mexico - 3.7%

Mexican Bonos
6.500% due 06/09/22	MXN 3,180,000	210,109
7.500% due 06/03/27	5,850,000	409,810
8.000% due 06/11/20	8,840,000	631,479
8.000% due 12/07/23	7,270,000	523,606
10.000% due 12/05/24	16,670,000	1,360,698
Mexico Government
4.000% due 03/15/45	EUR 419,000	407,341
4.600% due 01/23/46	$533,000	495,024
4.750% due 03/08/44	210,000	200,550
5.550% due 01/21/45	255,000	272,213
5.750% due 10/12/61	190,000	187,625
6.050% due 01/11/40	92,000	104,880

		4,803,335

Morocco - 0.5%

Morocco Government
4.250% due 12/11/22 ~	500,000	512,500
5.500% due 12/11/42 ~	200,000	203,950

		716,450

Pakistan - 0.9%

Pakistan Government
6.750% due 12/03/19 ~	350,000	360,084
6.875% due 06/01/17 ~	150,000	156,562
7.250% due 04/15/19 ~	380,000	400,191
8.250% due 04/15/24 ~	200,000	218,500

		1,135,337

Panama - 0.7%

Panama Government
4.000% due 09/22/24	200,000	202,000
4.300% due 04/29/53	240,000	210,600
6.700% due 01/26/36	160,000	198,400
7.125% due 01/29/26	100,000	126,750
8.875% due 09/30/27	90,000	127,800
9.375% due 04/01/29	40,000	59,400
9.375% due 04/01/29	40,000	59,400

		984,350

Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	203,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Peru - 1.5%

Peruvian Government
5.625% due 11/18/50	$449,000	$502,880
5.700% due 08/12/24 ~	PEN 687,000	206,095
6.950% due 08/12/31 ~	106,000	32,709
7.350% due 07/21/25	$408,000	533,460
8.200% due 08/12/26 ~	PEN 384,000	135,450
8.750% due 11/21/33	$347,000	525,705

		1,936,299

Philippines - 1.7%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	220,261
4.000% due 01/15/21	$380,000	411,844
4.950% due 01/15/21	PHP 5,000,000	116,715
6.375% due 10/23/34	$227,000	301,626
7.750% due 01/14/31	290,000	419,413
9.500% due 02/02/30	292,000	473,770
10.625% due 03/16/25	150,000	239,813

		2,183,442

Poland - 0.2%

Poland Government
3.000% due 03/17/23	68,000	66,932
5.000% due 03/23/22	144,000	159,998

		226,930

Romania - 1.2%

Romanian Government
4.375% due 08/22/23 ~	674,000	694,153
6.125% due 01/22/44 ~	38,000	42,731
6.750% due 02/07/22 ~	702,000	822,218

		1,559,102

Russia - 1.4%

Russian Federal
6.200% due 01/31/18	RUB 1,425,000	23,266
6.400% due 05/27/20	6,232,000	94,465
6.700% due 05/15/19	3,982,000	63,354
6.800% due 12/11/19	6,988,000	109,344
7.000% due 01/25/23	11,234,000	164,790
7.000% due 08/16/23	3,521,000	51,011
7.050% due 01/19/28	11,680,000	159,797
7.400% due 06/14/17	10,263,000	176,583
7.500% due 03/15/18	5,849,000	98,384
7.500% due 02/27/19	9,347,000	153,200
7.600% due 04/14/21	13,115,000	205,453
7.600% due 07/20/22	7,183,000	110,247
8.150% due 02/03/27	4,094,000	61,872
Russian Foreign
5.875% due 09/16/43 ~	$200,000	193,648
7.500% due 03/31/30 § ~	153,845	180,612

		1,846,026

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	200,000	224,040

Serbia - 0.5%

Republic of Serbia
4.875% due 02/25/20 ~	200,000	202,380
5.875% due 12/03/18 ~	200,000	211,250
7.250% due 09/28/21 ~	210,000	235,987

		649,617

	Principal Amount	Value
South Africa - 3.3%

South Africa Government
5.500% due 03/09/20	$390,000	$426,270
5.875% due 05/30/22	300,000	333,825
6.250% due 03/31/36	ZAR 4,360,000	270,503
6.875% due 05/27/19	$446,000	509,555
7.000% due 02/28/31	ZAR 9,390,000	659,291
7.750% due 02/28/23	4,570,000	367,561
8.000% due 01/31/30	3,460,000	268,559
8.250% due 03/31/32	5,920,000	466,959
8.500% due 01/31/37	2,850,000	225,106
8.750% due 02/28/48	5,070,000	408,630
10.500% due 12/21/26	4,410,000	422,187

		4,358,446

Thailand - 0.2%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 5,259,846	141,310
4.675% due 06/29/44	3,880,000	130,259

		271,569

Turkey - 2.8%

Turkey Government
3.000% due 02/23/22 ^	TRY 920,608	353,459
3.250% due 03/23/23	$200,000	186,750
4.875% due 04/16/43	200,000	182,742
5.625% due 03/30/21	100,000	108,290
5.750% due 03/22/24	200,000	217,500
6.250% due 09/26/22	200,000	222,988
6.750% due 04/03/18	360,000	397,884
6.750% due 05/30/40	210,000	242,288
6.875% due 03/17/36	155,000	180,381
7.000% due 03/11/19	100,000	112,765
7.000% due 06/05/20	60,000	68,638
7.100% due 03/08/23	TRY 1,543,000	512,107
7.375% due 02/05/25	$240,000	288,600
7.500% due 07/14/17	220,000	243,617
7.500% due 11/07/19	100,000	115,550
10.400% due 03/20/24	TRY 440,000	176,732

		3,610,291

Ukraine - 1.2%

Ukraine Government
6.250% due 06/17/16 ~	$200,000	101,000
7.500% due 04/17/23 ~	200,000	106,500
7.750% due 09/23/20 ~	240,000	120,000
7.800% due 11/28/22 ~	1,230,000	642,675
7.950% due 02/23/21 ~	400,000	211,000
9.250% due 07/24/17 ~	900,000	438,525

		1,619,700

Uruguay - 1.3%

Uruguay Government
3.700% due 06/26/37 ^	UYU 4,230,138	133,608
4.125% due 11/20/45	$158,548	135,955
4.250% due 04/05/27 ^	UYU 7,367,459	261,957
4.500% due 08/14/24	$319,235	335,995
5.000% due 09/14/18 ^	UYU 1,175,305	44,394
5.100% due 06/18/50	$155,000	148,025
7.625% due 03/21/36	192,000	256,800
7.875% PIK due 01/15/33	258,000	347,655

		1,664,389

Venezuela - 1.7%

Venezuela Government
5.750% due 02/26/16 ~	288,000	238,680
6.000% due 12/09/20 ~	162,000	60,750
7.650% due 04/21/25	135,000	49,950
7.750% due 10/13/19 ~	240,000	94,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
8.250% due 10/13/24 ~	$272,000	$102,680
9.000% due 05/07/23 ~	235,000	92,238
9.250% due 09/15/27	248,000	106,020
9.250% due 05/07/28 ~	269,000	104,238
11.750% due 10/21/26 ~	1,252,700	544,925
11.950% due 08/05/31 ~	1,637,800	708,349
12.750% due 08/23/22 ~	262,000	122,485

		2,224,515

Vietnam - 0.6%

Vietnam Government
4.800% due 11/19/24 ~	307,000	308,535
6.750% due 01/29/20 ~	380,000	421,800

		730,335

Total Foreign Government Bonds & Notes (Cost $72,707,070)		68,035,395

	Shares	Value
SHORT-TERM INVESTMENT - 7.7%

Money Market Fund - 7.7%

BlackRock Liquidity Funds T-Fund Portfolio	10,122,659	$10,122,659

Total Short-Term Investment (Cost $10,122,659)		10,122,659

TOTAL INVESTMENTS - 96.0% (Cost $131,333,878)		125,531,415

OTHER ASSETS & LIABILITIES, NET - 4.0%		5,247,284

NET ASSETS - 100.0%		$130,778,699

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $752,737 or 0.6% of the net assets were in default as of June 30, 2015.

(c)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	4,748,169	USD	1,530,384	07/15	BNP	($4,346)
BRL	52,007	USD	16,616	07/15	CIT	99
BRL	1,207,222	USD	389,100	07/15	DUB	(1,105)
BRL	31,299	USD	9,987	07/15	GSC	72
BRL	2,100,792	USD	659,921	07/15	HSB	15,263
BRL	1,930,776	USD	609,809	07/15	MER	10,733
BRL	2,430,675	USD	783,432	07/15	MSC	(2,225)
BRL	4,271,191	USD	1,349,379	07/15	MSC	23,360
CLP	837,195,000	USD	1,370,000	07/15	BNP	(64,283)
CLP	244,142,824	USD	391,349	07/15	HSB	(10,575)
CLP	999,350,720	USD	1,606,880	07/15	SCB	(48,259)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(19,506)
CNY	1,683,725	USD	273,852	08/15	SCB	(3,417)
CNY	10,923,491	USD	1,774,158	09/15	JPM	(23,923)
COP	100,614,716	USD	41,210	07/15	CIT	(2,723)
COP	5,094,763,416	USD	2,034,440	07/15	CSF	(85,565)
COP	86,119,603	USD	33,555	07/15	DUB	(612)
COP	140,162,145	USD	54,830	07/15	HSB	(1,215)
COP	351,801,644	USD	144,300	07/15	JPM	(9,727)
COP	1,184,613,629	USD	464,008	07/15	MER	(9,603)
COP	1,688,036,197	USD	659,905	07/15	MSC	(12,392)
COP	206,644,422	USD	80,622	07/15	SCB	(1,575)
CZK	21,882,004	USD	858,893	07/15	BRC	36,000
CZK	1,200,319	USD	50,000	07/15	CIT	(911)
EUR	82,824	USD	92,304	07/15	BNP	-
EUR	275,325	USD	309,742	07/15	BRC	(2,724)
EUR	275,325	USD	309,386	07/15	DUB	(2,367)
HUF	284,951,637	USD	1,016,088	07/15	HSB	(9,707)
HUF	292,153,606	USD	1,048,950	09/15	GSC	(17,849)
IDR	3,759,873,087	USD	278,138	07/15	UBS	2,053
ILS	1,710,950	USD	435,611	07/15	BNP	17,785
ILS	114,765	USD	30,000	07/15	MER	412
INR	103,270,833	USD	1,588,660	08/15	MER	12,869
KRW	2,191,555,803	USD	1,952,910	09/15	BRC	7,732
MXN	517,632	USD	33,460	07/15	BNP	(604)
MXN	21,353,322	USD	1,400,000	07/15	DUB	(44,604)
MXN	1,530,500	USD	98,909	07/15	HSB	(1,761)
MXN	10,241,960	USD	664,269	07/15	JPM	(14,163)
MXN	20,301,376	USD	1,304,841	07/15	MER	(16,217)
MXN	6,534,280	USD	430,000	07/15	SCB	(15,238)
MXN	23,162,252	USD	1,493,375	07/15	UBS	(23,158)
MYR	2,984,854	USD	828,873	07/15	BNP	(39,828)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MYR	2,846,973	USD	790,562	07/15	DUB	($37,967)
MYR	5,023,370	USD	1,330,694	08/15	MER	(5,434)
MYR	2,027	USD	536	08/15	SCB	(2)
PEN	657,895	USD	206,650	07/15	BNP	(671)
PEN	820,671	USD	256,060	07/15	BNP	883
PLN	600,590	USD	159,740	07/15	BRC	(147)
PLN	5,596,820	USD	1,510,164	07/15	HSB	(22,939)
PLN	1,294,605	USD	360,000	07/15	MER	(15,989)
PLN	9,230,443	USD	2,474,384	09/15	BNP	(25,689)
RON	273,350	USD	70,000	07/15	ING	(1,921)
RON	4,616,445	USD	1,115,622	07/15	MSC	34,124
RUB	94,441,815	USD	1,708,040	07/15	BRC	(17,995)
RUB	947,570	USD	16,858	07/15	JPM	98
THB	3,604,871	USD	107,170	07/15	BRC	(559)
THB	9,709,338	USD	288,882	07/15	DUB	(1,738)
THB	25,925,969	USD	771,170	07/15	JPM	(4,433)
THB	16,156,397	USD	476,449	08/15	HSB	868
THB	27,541,500	USD	811,835	08/15	UBS	1,840
TRY	3,381,307	USD	1,206,274	07/15	DUB	43,092
TRY	989,121	USD	370,000	07/15	GSC	(4,528)
TRY	678,413	USD	250,000	07/15	HSB	668
TRY	2,080,421	USD	745,737	07/15	MSC	22,962
TRY	859,616	USD	315,320	09/15	MER	(2,959)
TWD	37,562,298	USD	1,216,790	08/15	SCB	1,086
USD	1,480,000	BRL	4,748,169	07/15	BNP	(46,037)
USD	16,763	BRL	52,007	07/15	CIT	48
USD	380,000	BRL	1,207,222	07/15	DUB	(7,995)
USD	10,088	BRL	31,299	07/15	GSC	29
USD	677,107	BRL	2,100,792	07/15	HSB	1,923
USD	622,309	BRL	1,930,776	07/15	MER	1,767
USD	755,431	BRL	2,430,675	07/15	MSC	(25,776)
USD	1,376,649	BRL	4,271,191	07/15	MSC	3,910
USD	16,083	BRL	52,007	10/15	CIT	(82)
USD	9,669	BRL	31,299	10/15	GSC	(60)
USD	1,108,760	CLP	677,893,422	07/15	BNP	51,495
USD	167,036	CNH	1,042,355	08/15	HSB	(348)
USD	1,963,192	CNH	12,427,231	03/17	HSB	32,082
USD	838,271	COP	2,152,434,993	07/15	CSF	12,620
USD	1,473,919	COP	3,624,371,034	07/15	JPM	87,505
USD	462,830	COP	1,184,613,629	07/15	MER	9,686
USD	939,897	COP	2,408,251,030	07/15	MSC	17,914
USD	189,845	COP	485,805,000	07/15	SCB	4,013
USD	70,000	CZK	1,749,747	07/15	BNP	(1,558)
USD	201,424	CZK	5,054,300	07/15	CIT	(5,278)
USD	80,000	CZK	2,013,005	07/15	MER	(2,324)
USD	1,157,166	EUR	1,028,588	07/15	BRC	10,176
USD	1,155,835	EUR	1,028,588	07/15	DUB	8,844
USD	732,390	GBP	468,462	07/15	JPM	(3,588)
USD	170,000	HUF	48,104,900	07/15	JPM	105
USD	120,000	HUF	34,114,632	07/15	UBS	(485)
USD	440,000	HUF	121,460,592	07/15	UBS	11,030
USD	297,598	IDR	4,005,668,218	07/15	HSB	(910)
USD	270,000	IDR	3,626,100,000	07/15	JPM	(222)
USD	46,462	IDR	626,301,000	07/15	SCB	(211)
USD	24,765	IDR	337,671,425	08/15	HSB	(225)
USD	15,231	IDR	207,675,985	08/15	SCB	(139)
USD	180,000	ILS	699,657	07/15	MER	(5,407)
USD	1,140,000	MXN	17,740,957	07/15	DUB	13,898
USD	651,301	MXN	10,170,849	07/15	HSB	5,709
USD	1,780,000	MXN	27,450,978	07/15	JPM	37,557
USD	330,000	MYR	1,206,150	07/15	BNP	11,155
USD	180,000	PEN	571,860	07/15	BNP	957
USD	19,824	PEN	62,943	07/15	CIT	118
USD	60,000	PEN	191,160	07/15	HSB	150
USD	70,000	PEN	223,090	07/15	SCB	153
USD	13,037	PHP	593,586	08/15	BNP	(84)
USD	770,000	PLN	2,919,168	07/15	BNP	(5,702)
USD	820,000	PLN	3,012,034	07/15	BNP	19,621
USD	137,417	PLN	523,025	08/15	CIT	(1,465)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	90,000	RON	364,332	07/15	BNP	($739)
USD	270,000	RON	1,097,449	07/15	MER	(3,325)
USD	90,000	RON	366,859	07/15	UBS	(1,368)
USD	304,790	RUB	17,159,677	07/15	BRC	(2,284)
USD	900,000	RUB	47,520,900	07/15	CSF	49,608
USD	84,094	SGD	113,215	07/15	BRC	77
USD	190,000	SGD	257,830	07/15	JPM	(1,335)
USD	143,419	SGD	193,100	07/15	SCB	120
USD	280,000	THB	9,497,600	07/15	JPM	(883)
USD	690,000	TRY	1,849,756	07/15	CIT	6,530
USD	550,000	TRY	1,504,832	07/15	MER	(6,024)
USD	300,000	TRY	806,820	07/15	MER	1,886
USD	242,983	ZAR	2,953,464	07/15	HSB	1,592
USD	340,000	ZAR	4,139,364	07/15	MSC	1,683
USD	350,000	ZAR	4,276,981	07/15	UBS	435
ZAR	3,320,059	USD	270,000	07/15	ANZ	1,354
ZAR	4,441,887	USD	370,000	07/15	CIT	(6,952)
ZAR	492,945	USD	40,133	07/15	DUB	156
ZAR	7,802,753	USD	629,884	07/15	JPM	7,848
ZAR	11,154,735	USD	921,179	07/15	MSC	(9,484)

Total Forward Foreign Currency Contracts						($127,690)

(d)	Swap agreements outstanding as of June 30, 2015 were as follows:

Cross Currency Swaps - Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR 80,000	$87,280	3-Month USD-LIBOR	HSB	1.078%	06/05/45	$6,956	$-	$6,956

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	HSB	13.270%	01/02/17	BRL 5,262,822	($11,820)	$-	($11,820)
Brazil CETIP Interbank	HSB	11.990%	01/02/18	1,505,927	(8,559)	-	(8,559)
Brazil CETIP Interbank	HSB	12.123%	01/02/18	1,070,938	(4,774)	-	(4,774)
Brazil CETIP Interbank	HSB	12.140%	01/02/18	1,356,544	(5,846)	-	(5,846)
Brazil CETIP Interbank	HSB	13.235%	01/02/18	4,679,045	18,031	-	18,031

					($12,968)	$-	($12,968)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 7,900,000,000	$598,522	$674,643	($76,121)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	1,056,000,000	96,267	112,242	(15,975)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	1,200,000,000	92,556	101,318	(8,762)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	3,242,000,000	250,056	273,727	(23,671)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	72,536	95,009	(22,473)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	1,544,000,000	119,152	132,447	(13,295)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	1,800,000,000	123,580	162,756	(39,176)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	2,800,000,000	227,604	248,718	(21,114)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	136,648	177,399	(40,751)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	16,977	22,907	(5,930)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	2,600,000,000	200,153	215,172	(15,019)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	584,000,000	44,957	49,751	(4,794)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	2,242,000,000	172,593	183,837	(11,244)

				$2,151,601	$2,449,926	($298,325)

Total Swap Agreements				$2,145,589	$2,449,926	($304,337)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$46,373,235	$—	$46,373,235	$—
	Convertible Corporate Bonds & Notes	15,726	—	15,726	—
	Senior Loan Notes	984,400	—	984,400	—
	Foreign Government Bonds & Notes	68,035,395	—	68,035,395	—
	Short-Term Investment	10,122,659	10,122,659	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	645,753	—	645,753	—
	Swaps	6,956	—	6,956	—

	Total Foreign Currency Contracts	652,709	—	652,709	—

	Interest Rate Contracts
	Swaps	2,169,632	—	2,169,632	—

	Total Assets-Derivatives	2,822,341	—	2,822,341	—

	Total Assets	128,353,756	10,122,659	118,231,097	—

Liabilities
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(773,443)	—	(773,443)	—
	Interest Rate Contracts
	Swaps	(30,999)	—	(30,999)	—

	Total Liabilities-Derivatives	(804,442)	—	(804,442)	—

	Total Liabilities	(804,442)	—	(804,442)	—

	Total	$127,549,314	$10,122,659	$117,426,655	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 16.4%

Carnival Corp	132,302	$6,534,396
CBS Corp ‘B’	22,076	1,225,218
Comcast Corp ‘A’	67,299	4,047,362
Fossil Group Inc *	12,352	856,735
General Motors Co	136,141	4,537,580
Johnson Controls Inc	98,495	4,878,457
Kohl’s Corp	62,294	3,900,227
Newell Rubbermaid Inc	48,857	2,008,511
Target Corp	37,190	3,035,820
Time Warner Cable Inc	20,840	3,713,063
Time Warner Inc	20,741	1,812,971
Twenty-First Century Fox Inc ‘B’	97,351	3,136,649
Viacom Inc ‘B’	64,917	4,196,235

		43,883,224

Consumer Staples - 5.3%

ConAgra Foods Inc	120,426	5,265,025
CVS Health Corp	11,685	1,225,523
Mondelez International Inc ‘A’	51,451	2,116,694
The Coca-Cola Co	71,023	2,786,232
Unilever NV ‘NY’ (United Kingdom)	31,637	1,323,692
Wal-Mart Stores Inc	20,783	1,474,138

		14,191,304

Energy - 14.5%

BP PLC ADR (United Kingdom)	121,471	4,853,981
California Resources Corp l	—	2
Chevron Corp	27,446	2,647,716
Devon Energy Corp	51,757	3,079,024
Halliburton Co	58,993	2,540,829
Hess Corp	24,024	1,606,725
Murphy Oil Corp	62,588	2,601,783
Noble Corp PLC	103,858	1,598,375
Occidental Petroleum Corp	32,040	2,491,751
QEP Resources Inc	110,977	2,054,184
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	88,278	5,032,729
Suncor Energy Inc (Canada)	195,589	5,382,609
Weatherford International PLC *	405,137	4,971,031

		38,860,739

Financials - 27.3%

Aflac Inc	42,289	2,630,376
Ally Financial Inc *	53,262	1,194,667
Bank of America Corp	409,533	6,970,252
Citigroup Inc	235,349	13,000,679
Citizens Financial Group Inc	62,408	1,704,362
Fifth Third Bancorp	178,978	3,726,322
JPMorgan Chase & Co	145,017	9,826,352
MetLife Inc	72,377	4,052,388
Morgan Stanley	120,898	4,689,633
State Street Corp	58,726	4,521,902
The Allstate Corp	48,675	3,157,547
The Bank of New York Mellon Corp	96,022	4,030,043
The Goldman Sachs Group Inc	13,766	2,874,203
The PNC Financial Services Group Inc	45,841	4,384,692
US Bancorp	23,769	1,031,575
Wells Fargo & Co	92,922	5,225,933

		73,020,926

Health Care - 11.6%

AbbVie Inc	35,941	2,414,876
Anthem Inc	16,626	2,728,992
Bristol-Myers Squibb Co	18,881	1,256,342
Express Scripts Holding Co *	25,314	2,251,427
GlaxoSmithKline PLC ADR (United Kingdom)	23,063	960,574
Medtronic PLC	24,452	1,811,893

	Shares	Value
Merck & Co Inc	90,707	$5,163,950
Novartis AG (Switzerland)	43,607	4,307,187
Pfizer Inc	130,962	4,391,156
Roche Holding AG ADR (Switzerland)	64,061	2,246,619
Sanofi ADR (France)	72,430	3,587,458

		31,120,474

Industrials - 6.4%

Emerson Electric Co	51,126	2,833,914
General Electric Co	252,430	6,707,065
Honeywell International Inc	15,696	1,600,521
Ingersoll-Rand PLC	41,420	2,792,536
Textron Inc	68,512	3,057,690
Veritiv Corp l *	—	16

		16,991,742

Information Technology - 12.5%

Autodesk Inc *	15,466	774,460
Cisco Systems Inc	187,000	5,135,020
Citrix Systems Inc *	47,156	3,308,465
Corning Inc	88,199	1,740,166
eBay Inc *	78,121	4,706,009
Hewlett-Packard Co	117,393	3,522,964
Intel Corp	81,196	2,469,576
Microsoft Corp	79,857	3,525,687
NetApp Inc	99,313	3,134,318
Symantec Corp	166,564	3,872,613
Yahoo! Inc *	32,273	1,268,006

		33,457,284

Materials - 1.4%

Alcoa Inc	137,475	1,532,846
International Paper Co	46,264	2,201,704

		3,734,550

Telecommunication Services - 0.7%

Frontier Communications Corp	349,074	1,727,916

Utilities - 0.9%

FirstEnergy Corp	34,139	1,111,224
PG&E Corp	28,047	1,377,108

		2,488,332

Total Common Stocks (Cost $175,041,008)		259,476,491

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	8,093,117	8,093,117

Total Short-Term Investment (Cost $8,093,117)		8,093,117

TOTAL INVESTMENTS - 100.0% (Cost $183,134,125)		267,569,608

OTHER ASSETS & LIABILITIES, NET - 0.0%		18,296

NET ASSETS - 100.0%		$267,587,904

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	218,287	USD	177,195	07/15	CIB	($2,461)
CHF	235,344	USD	254,256	07/15	DUB	(2,398)
USD	1,218,615	CAD	1,488,161	07/15	CIB	27,369
USD	1,216,398	CAD	1,485,964	07/15	DUB	26,910
USD	1,216,289	CAD	1,485,964	07/15	GSC	26,801
USD	1,216,493	CAD	1,485,965	07/15	RBC	27,005
USD	1,489,940	CHF	1,379,789	07/15	CIB	13,333
USD	1,492,222	CHF	1,381,454	07/15	DUB	13,833
USD	1,489,974	CHF	1,379,790	07/15	GSC	13,365
USD	1,489,940	CHF	1,379,789	07/15	RBC	13,333
USD	1,707,773	EUR	1,506,076	07/15	BRC	28,399
USD	1,708,545	EUR	1,506,076	07/15	CIB	29,171
USD	1,708,222	EUR	1,506,076	07/15	DUB	28,848
USD	1,708,364	EUR	1,506,109	07/15	GSC	28,954
USD	1,707,152	EUR	1,506,076	07/15	RBC	27,778
USD	1,270,923	GBP	818,667	07/15	BRC	(15,272)
USD	1,257,104	GBP	810,444	07/15	CIB	(16,172)
USD	1,257,663	GBP	810,444	07/15	DUB	(15,613)
USD	1,257,106	GBP	810,445	07/15	GSC	(16,188)

Total Forward Foreign Currency Contracts						$236,995

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$43,883,224	$43,883,224	$—	$—
	Consumer Staples	14,191,304	14,191,304	—	—
	Energy	38,860,739	38,860,739	—	—
	Financials	73,020,926	73,020,926	—	—
	Health Care	31,120,474	26,813,287	4,307,187	—
	Industrials	16,991,742	16,991,742	—	—
	Information Technology	33,457,284	33,457,284	—	—
	Materials	3,734,550	3,734,550	—	—
	Telecommunication Services	1,727,916	1,727,916	—	—
	Utilities	2,488,332	2,488,332	—	—

		259,476,491	255,169,304	4,307,187	—

	Short-Term Investment	8,093,117	8,093,117	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	305,099	—	305,099	—

	Total Assets	267,874,707	263,262,421	4,612,286	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(68,104)	—	(68,104)	—

	Total Liabilities	(68,104)	—	(68,104)	—

	Total	$267,806,603	$263,262,421	$4,544,182	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 21.9%

Amazon.com Inc *	6,064	$2,632,322
Aramark	24,230	750,403
AutoZone Inc *	2,092	1,395,155
Burlington Stores Inc *	9,576	490,291
Comcast Corp ‘Special A’	27,431	1,644,214
Dollar General Corp	18,829	1,463,766
Dollar Tree Inc *	13,843	1,093,459
Hilton Worldwide Holdings Inc *	24,350	670,843
L Brands Inc	4,977	426,678
LVMH Moet Hennessy Louis Vuitton SE (France)	5,017	878,258
Marriott International Inc ‘A’	10,887	809,884
Netflix Inc *	3,082	2,024,689
NIKE Inc ‘B’	9,819	1,060,648
PVH Corp	2,671	307,699
Ross Stores Inc	54,152	2,632,329
Starbucks Corp	38,957	2,088,680
The Priceline Group Inc *	1,858	2,139,246
The TJX Cos Inc	29,772	1,970,013
The Walt Disney Co	1,431	163,334
Tiffany & Co	1,638	150,368
Time Inc l	—	6
Time Warner Inc	16,592	1,450,307
Tractor Supply Co	9,882	888,787
Twenty-First Century Fox Inc ‘A’	50,038	1,628,487
Urban Outfitters Inc *	3,591	125,685
VF Corp	16,929	1,180,628
Wynn Resorts Ltd	1,361	134,290
Yum! Brands Inc	1,856	167,188

		30,367,657

Consumer Staples - 7.3%

Colgate-Palmolive Co	20,247	1,324,356
Constellation Brands Inc ‘A’	11,871	1,377,274
Costco Wholesale Corp	8,375	1,131,128
CVS Health Corp	20,813	2,182,868
Danone SA (France)	10,814	698,632
Mead Johnson Nutrition Co	9,404	848,429
Mondelez International Inc ‘A’	23,505	966,996
Pernod Ricard SA (France)	5,368	621,037
The Estee Lauder Cos Inc ‘A’	10,678	925,355

		10,076,075

Energy - 0.7%

Anadarko Petroleum Corp	4,392	342,840
Noble Energy Inc	4,731	201,919
Schlumberger Ltd	5,642	486,284

		1,031,043

Financials - 6.8%

Affiliated Managers Group Inc *	4,524	988,946
American Tower Corp REIT	25,229	2,353,613
BlackRock Inc	3,284	1,136,198
Intercontinental Exchange Inc	9,723	2,174,160
Moody’s Corp	6,870	741,685
Morgan Stanley	27,861	1,080,728
Realogy Holdings Corp *	10,845	506,678
The Charles Schwab Corp	14,551	475,090

		9,457,098

Health Care - 20.3%

Abbott Laboratories	30,023	1,473,529
Alexion Pharmaceuticals Inc *	9,896	1,788,900
Allergan PLC *	10,931	3,317,245
Biogen Inc *	6,807	2,749,620
Bristol-Myers Squibb Co	35,259	2,346,134
Celgene Corp *	12,702	1,470,066

	Shares	Value
Cerner Corp *	13,516	$933,415
CR Bard Inc	2,687	458,671
Eli Lilly & Co	11,522	961,972
Gilead Sciences Inc	6,359	744,512
Isis Pharmaceuticals Inc *	3,102	178,520
McKesson Corp	8,804	1,979,227
Medtronic PLC	20,839	1,544,170
Receptos Inc *	2,394	454,980
Regeneron Pharmaceuticals Inc *	3,686	1,880,339
The Cooper Cos Inc	3,258	579,826
Thermo Fisher Scientific Inc	24,589	3,190,669
Valeant Pharmaceuticals International Inc *	5,113	1,135,853
Vertex Pharmaceuticals Inc *	4,352	537,385
Zoetis Inc	9,176	442,467

		28,167,500

Industrials - 8.1%

AMETEK Inc	25,676	1,406,531
Canadian Pacific Railway Ltd (Canada)	4,933	790,415
Colfax Corp *	8,659	399,613
Danaher Corp	37,287	3,191,394
Equifax Inc	7,182	697,300
FedEx Corp	4,302	733,061
Honeywell International Inc	9,554	974,221
Rockwell Collins Inc	3,622	334,492
Roper Industries Inc	8,372	1,443,835
Spirit Airlines Inc *	5,454	338,693
Union Pacific Corp	5,111	487,436
Verisk Analytics Inc *	6,534	475,414

		11,272,405

Information Technology - 29.3%

Adobe Systems Inc *	29,033	2,351,963
Alibaba Group Holding Ltd ADR (China) *	6,701	551,291
Apple Inc	43,502	5,456,238
Avago Technologies Ltd (Singapore)	10,492	1,394,702
Broadcom Corp ‘A’	16,567	853,035
Cognizant Technology Solutions Corp ‘A’ *	33,210	2,028,799
EMC Corp	51,739	1,365,392
Facebook Inc ‘A’ *	43,672	3,745,529
Fiserv Inc *	6,031	499,548
FleetCor Technologies Inc *	8,035	1,253,942
Google Inc ‘A’ *	6,310	3,407,652
Google Inc ‘C’ *	5,441	2,832,095
Intuit Inc	8,853	892,117
LinkedIn Corp ‘A’ *	6,591	1,361,898
MasterCard Inc ‘A’	39,023	3,647,870
NXP Semiconductor NV (Netherlands) *	4,613	452,997
Oracle Corp	25,211	1,016,003
Sabre Corp	16,057	382,157
salesforce.com Inc *	29,303	2,040,368
Twitter Inc *	8,879	321,597
Visa Inc ‘A’	67,923	4,561,029
Zillow Group Inc ‘A’	2,199	190,741

		40,606,963

Materials - 3.4%

Ecolab Inc	4,909	555,061
Monsanto Co	12,317	1,312,869
The Sherwin-Williams Co	7,775	2,138,281
Vulcan Materials Co	8,693	729,603

		4,735,814

Total Common Stocks (Cost $103,809,051)		135,714,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	2,479,774	$2,479,774

Total Short-Term Investment (Cost $2,479,774)		2,479,774

TOTAL INVESTMENTS - 99.6% (Cost $106,288,825)		138,194,329

OTHER ASSETS & LIABILITIES, NET - 0.4%		495,259

NET ASSETS - 100.0%		$138,689,588

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$30,367,657	$29,489,399	$878,258	$—
	Consumer Staples	10,076,075	8,756,406	1,319,669	—
	Energy	1,031,043	1,031,043	—	—
	Financials	9,457,098	9,457,098	—	—
	Health Care	28,167,500	28,167,500	—	—
	Industrials	11,272,405	11,272,405	—	—
	Information Technology	40,606,963	40,606,963	—	—
	Materials	4,735,814	4,735,814	—	—

		135,714,555	133,516,628	2,197,927	—

	Short-Term Investment	2,479,774	2,479,774	—	—

	Total	$138,194,329	$135,996,402	$2,197,927	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 21.2%

Amazon.com Inc *	6,169	$2,677,901
Delphi Automotive PLC (United Kingdom)	18,890	1,607,350
Dollar General Corp	62,017	4,821,201
Liberty Global PLC ‘A’ (United Kingdom) *	81,807	4,423,304
lululemon athletica Inc *	24,054	1,570,726
Netflix Inc *	6,693	4,396,899
NIKE Inc ‘B’	21,182	2,288,080
Restoration Hardware Holdings Inc *	17,317	1,690,659
The Home Depot Inc	28,449	3,161,537
The Walt Disney Co	21,298	2,430,954
TripAdvisor Inc *	52,935	4,612,756
Twenty-First Century Fox Inc ‘A’	118,443	3,854,727

		37,536,094

Consumer Staples - 2.6%

Constellation Brands Inc ‘A’	22,885	2,655,118
CVS Health Corp	17,815	1,868,437

		4,523,555

Energy - 1.8%

Concho Resources Inc *	27,409	3,120,789

Financials - 7.5%

Berkshire Hathaway Inc ‘B’ *	25,997	3,538,452
Crown Castle International Corp REIT	21,452	1,722,596
Discover Financial Services	38,467	2,216,468
JPMorgan Chase & Co	49,051	3,323,696
Moody’s Corp	23,470	2,533,821

		13,335,033

Health Care - 23.8%

AbbVie Inc	121,630	8,172,320
Allergan PLC *	12,139	3,683,701
Humana Inc	17,337	3,316,221
Mallinckrodt PLC *	16,163	1,902,708
Perrigo Co PLC	25,209	4,659,379
United Therapeutics Corp *	35,061	6,098,861
UnitedHealth Group Inc	40,722	4,968,084
Valeant Pharmaceuticals International Inc *	15,497	3,442,659
Vertex Pharmaceuticals Inc *	47,013	5,805,165

		42,049,098

	Shares	Value
Industrials - 3.8%

Delta Air Lines Inc	20,283	$833,226
Spirit Airlines Inc *	31,411	1,950,623
Union Pacific Corp	41,130	3,922,568

		6,706,417

Information Technology - 37.3%

Alibaba Group Holding Ltd ADR (China) *	41,654	3,426,875
Alliance Data Systems Corp *	13,915	4,062,345
Apple Inc	72,040	9,035,617
Baidu Inc ADR (China) *	11,790	2,347,153
Facebook Inc ‘A’ *	101,909	8,740,225
Google Inc ‘A’ *	16,157	8,725,426
LinkedIn Corp ‘A’ *	11,879	2,454,558
MasterCard Inc ‘A’	25,914	2,422,441
Mobileye NV *	23,523	1,250,718
Oracle Corp	81,879	3,299,724
salesforce.com Inc *	76,112	5,299,679
Splunk Inc *	26,996	1,879,462
Tencent Holdings Ltd (China)	154,700	3,080,170
Visa Inc ‘A’	99,414	6,675,650
Workday Inc ‘A’ *	14,100	1,077,099
Yahoo! Inc *	55,476	2,179,652

		65,956,794

Materials - 0.9%

Ecolab Inc	14,088	1,592,930

Total Common Stocks (Cost $138,586,307)		174,820,710

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	2,246,571	2,246,571

Total Short-Term Investment (Cost $2,246,571)		2,246,571

TOTAL INVESTMENTS - 100.2% (Cost $140,832,878)		177,067,281

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(289,453)

NET ASSETS - 100.0%		$176,777,828

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$37,536,094	$37,536,094	$—	$—
	Consumer Staples	4,523,555	4,523,555	—	—
	Energy	3,120,789	3,120,789	—	—
	Financials	13,335,033	13,335,033	—	—
	Health Care	42,049,098	42,049,098	—	—
	Industrials	6,706,417	6,706,417	—	—
	Information Technology	65,956,794	62,876,624	3,080,170	—
	Materials	1,592,930	1,592,930	—	—

		174,820,710	171,740,540	3,080,170	—

	Short-Term Investment	2,246,571	2,246,571	—	—

	Total	$177,067,281	$173,987,111	$3,080,170	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 15.6%

DISH Network Corp ‘A’ *	169,484	$11,475,761
SES SA FDR ‘A’ (Luxembourg)	94,887	3,183,864
Target Corp	98,661	8,053,697
The Home Depot Inc	39,957	4,440,421
Time Warner Cable Inc	54,670	9,740,554
Time Warner Inc	128,061	11,193,812
Twenty-First Century Fox Inc ‘B’	200,481	6,459,498

		54,547,607

Consumer Staples - 10.0%

Altria Group Inc	77,843	3,807,301
Anheuser-Busch InBev NV ADR (Belgium)	27,991	3,377,674
CVS Health Corp	133,420	13,993,089
Kimberly-Clark Corp	42,364	4,489,313
Philip Morris International Inc	88,087	7,061,935
Reynolds American Inc	27,129	2,025,433

		34,754,745

Energy - 8.8%

Chevron Corp	63,152	6,092,273
Exxon Mobil Corp	85,569	7,119,341
Halliburton Co	182,282	7,850,886
National Oilwell Varco Inc	82,499	3,983,052
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	52,644	3,001,234
Suncor Energy Inc (Canada)	92,021	2,532,418

		30,579,204

Financials - 25.5%

American Express Co	100,675	7,824,461
American Tower Corp REIT	45,699	4,263,260
Capital One Financial Corp	51,031	4,489,197
Citigroup Inc	105,413	5,823,014
JPMorgan Chase & Co	201,627	13,662,246
Marsh & McLennan Cos Inc	91,734	5,201,318
MetLife Inc	73,769	4,130,326
State Street Corp	81,356	6,264,412
Synchrony Financial *	112,731	3,712,232
The Bank of New York Mellon Corp	99,233	4,164,809
The Progressive Corp	74,128	2,062,982
The Travelers Cos Inc	61,547	5,949,133
US Bancorp	203,338	8,824,869
Wells Fargo & Co	221,691	12,467,902

		88,840,161

Health Care - 10.9%

Amgen Inc	41,114	6,311,821
Anthem Inc	50,129	8,228,174
Johnson & Johnson	56,658	5,521,889
Merck & Co Inc	148,539	8,456,325
Novartis AG ADR (Switzerland)	40,230	3,956,218
Teva Pharmaceutical Industries Ltd ADR (Israel)	95,908	5,668,163

		38,142,590

Industrials - 10.3%

General Electric Co	313,475	8,329,031
Honeywell International Inc	83,111	8,474,829
Illinois Tool Works Inc	69,721	6,399,691
Precision Castparts Corp	34,014	6,798,378
United Technologies Corp	54,735	6,071,754

		36,073,683

Information Technology - 9.4%

EMC Corp	202,024	5,331,413
International Business Machines Corp	17,135	2,787,179
Microsoft Corp	107,685	4,754,293
Motorola Solutions Inc	78,176	4,482,612

	Shares	Value
Nuance Communications Inc *	271,657	$4,756,714
TE Connectivity Ltd (Switzerland)	93,423	6,007,099
Xerox Corp	448,884	4,776,126

		32,895,436

Materials - 5.0%

Air Products & Chemicals Inc	22,165	3,032,837
Crown Holdings Inc *	114,762	6,072,057
Freeport-McMoRan Inc	225,929	4,206,798
Martin Marietta Materials Inc	29,454	4,168,036

		17,479,728

Telecommunication Services - 1.0%

Vodafone Group PLC ADR (United Kingdom)	98,363	3,585,331

Utilities - 1.5%

Sempra Energy	52,756	5,219,679

Total Common Stocks (Cost $211,416,247)		342,118,164

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio	6,616,001	6,616,001

Total Short-Term Investment (Cost $6,616,001)		6,616,001

TOTAL INVESTMENTS - 99.9% (Cost $218,032,248)		348,734,165

OTHER ASSETS & LIABILITIES, NET - 0.1%		402,755

NET ASSETS - 100.0%		$349,136,920

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$54,547,607	$51,363,743	$3,183,864	$—
	Consumer Staples	34,754,745	34,754,745	—	—
	Energy	30,579,204	30,579,204	—	—
	Financials	88,840,161	88,840,161	—	—
	Health Care	38,142,590	38,142,590	—	—
	Industrials	36,073,683	36,073,683	—	—
	Information Technology	32,895,436	32,895,436	—	—
	Materials	17,479,728	17,479,728	—	—
	Telecommunication Services	3,585,331	3,585,331	—	—
	Utilities	5,219,679	5,219,679	—	—

		342,118,164	338,934,300	3,183,864	—

	Short-Term Investment	6,616,001	6,616,001	—	—

	Total	$348,734,165	$345,550,301	$3,183,864	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 10.4%

Amazon.com Inc *	7,080	$3,073,357
AutoZone Inc *	6,890	4,594,941
Comcast Corp ‘A’	104,240	6,268,994
Delphi Automotive PLC (United Kingdom)	50,700	4,314,063
Dunkin’ Brands Group Inc	31,550	1,735,250
General Motors Co	35,490	1,182,882
The Home Depot Inc	41,700	4,634,121
Twenty-First Century Fox Inc ‘A’	62,470	2,033,086

		27,836,694

Consumer Staples - 10.8%

Diageo PLC (United Kingdom)	39,930	1,157,419
Henkel AG & Co KGaA (Germany)	54,293	5,188,758
Mondelez International Inc ‘A’	222,190	9,140,897
PepsiCo Inc	66,030	6,163,240
Philip Morris International Inc	90,275	7,237,347

		28,887,661

Energy - 6.3%

Chevron Corp	62,664	6,045,196
HollyFrontier Corp	34,720	1,482,197
Magellan Midstream Partners LP	16,775	1,230,949
Noble Energy Inc	94,996	4,054,429
Suncor Energy Inc (Canada)	152,310	4,191,571

		17,004,342

Financials - 18.7%

American International Group Inc	95,480	5,902,574
Berkshire Hathaway Inc ‘B’ *	31,630	4,305,159
Citigroup Inc	173,277	9,571,821
CME Group Inc ‘A’	64,570	6,008,884
Digital Realty Trust Inc REIT	20,920	1,394,946
Discover Financial Services	72,787	4,193,987
Genworth Financial Inc ‘A’ *	206,860	1,565,930
JPMorgan Chase & Co	44,770	3,033,615
M&T Bank Corp	17,690	2,210,012
Marsh & McLennan Cos Inc	60,360	3,422,412
McGraw Hill Financial Inc	41,878	4,206,645
Simon Property Group Inc REIT	8,860	1,532,957
The Bank of New York Mellon Corp	67,780	2,844,727

		50,193,669

Health Care - 15.4%

Allergan PLC *	21,960	6,663,982
Boston Scientific Corp *	165,390	2,927,403
Bristol-Myers Squibb Co	44,510	2,961,695
Express Scripts Holding Co *	62,289	5,539,984
Gilead Sciences Inc	39,340	4,605,927
HCA Holdings Inc *	63,590	5,768,885
Merck & Co Inc	91,020	5,181,769
UnitedHealth Group Inc	42,220	5,150,840
Zoetis Inc	54,930	2,648,725

		41,449,210

Industrials - 11.5%

Canadian National Railway Co (Canada)	68,210	3,939,127
CSX Corp	33,580	1,096,387
Deere & Co	55,960	5,430,918
Fastenal Co	30,360	1,280,585
General Electric Co	265,130	7,044,504
Nielsen NV	70,000	3,133,900
Republic Services Inc	58,640	2,296,929
Tyco International PLC	102,305	3,936,696
United Technologies Corp	23,850	2,645,680

		30,804,726

	Shares	Value
Information Technology - 18.2%

Amdocs Ltd	99,740	$5,444,806
Apple Inc	109,174	13,693,149
Applied Materials Inc	141,390	2,717,516
eBay Inc *	63,620	3,832,469
Facebook Inc ‘A’ *	51,030	4,376,588
Google Inc ‘A’ *	5,596	3,022,064
Google Inc ‘C’ *	13,833	7,200,215
MasterCard Inc ‘A’	48,330	4,517,888
Western Digital Corp	18,420	1,444,496
Xerox Corp	250,240	2,662,554

		48,911,745

Materials - 1.6%

Teck Resources Ltd ‘B’ (Canada)	43,280	428,905
Vulcan Materials Co	46,660	3,916,174

		4,345,079

Telecommunication Services - 1.6%

Verizon Communications Inc	92,580	4,315,154

Utilities - 3.1%

AmeriGas Partners LP	29,530	1,349,816
ITC Holdings Corp	42,270	1,360,249
PG&E Corp	75,600	3,711,960
The Southern Co	45,040	1,887,176

		8,309,201

Total Common Stocks (Cost $202,252,944)		262,057,481

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	6,189,365	6,189,365

Total Short-Term Investment (Cost $6,189,365)		6,189,365

TOTAL INVESTMENTS - 99.9% (Cost $208,442,309)		268,246,846

OTHER ASSETS & LIABILITIES, NET - 0.1%		370,692

NET ASSETS - 100.0%		$268,617,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$27,836,694	$27,836,694	$—	$—
	Consumer Staples	28,887,661	22,541,484	6,346,177	—
	Energy	17,004,342	17,004,342	—	—
	Financials	50,193,669	50,193,669	—	—
	Health Care	41,449,210	41,449,210	—	—
	Industrials	30,804,726	30,804,726	—	—
	Information Technology	48,911,745	48,911,745	—	—
	Materials	4,345,079	4,345,079	—	—
	Telecommunication Services	4,315,154	4,315,154	—	—
	Utilities	8,309,201	8,309,201	—	—

		262,057,481	255,711,304	6,346,177	—

	Short-Term Investment	6,189,365	6,189,365	—	—

	Total	$268,246,846	$261,900,669	$6,346,177	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 18.2%

American Eagle Outfitters Inc	149,837	$2,580,193
Big Lots Inc	46,066	2,072,509
Cabela’s Inc *	8,667	433,177
Chipotle Mexican Grill Inc *	2,394	1,448,346
Cracker Barrel Old Country Store Inc	7,176	1,070,372
Dollar Tree Inc *	19,986	1,578,694
DR Horton Inc	34,608	946,875
DSW Inc ‘A’	25,069	836,553
Expedia Inc	11,829	1,293,501
Hanesbrands Inc	37,977	1,265,394
Harman International Industries Inc	8,836	1,050,954
Lear Corp	16,215	1,820,296
lululemon athletica Inc *	8,486	554,136
NVR Inc *	689	923,260
O’Reilly Automotive Inc *	6,328	1,430,002
Panera Bread Co ‘A’ *	6,250	1,092,313
PulteGroup Inc	73,052	1,471,998
PVH Corp	14,069	1,620,749
Ross Stores Inc	36,531	1,775,772
Royal Caribbean Cruises Ltd	30,530	2,402,406
Sally Beauty Holdings Inc *	30,317	957,411
Tenneco Inc *	28,671	1,646,862
Texas Roadhouse Inc	39,254	1,469,277
The Priceline Group Inc *	770	886,555
Thor Industries Inc	30,201	1,699,712
Tractor Supply Co	10,152	913,071
Ulta Salon Cosmetics & Fragrance Inc *	18,177	2,807,438

		38,047,826

Consumer Staples - 6.1%

Casey’s General Stores Inc	3,786	362,472
Hormel Foods Corp	18,472	1,041,267
Monster Beverage Corp *	14,236	1,907,909
The Hain Celestial Group Inc *	34,958	2,302,334
The JM Smucker Co	10,636	1,153,049
The Kroger Co	21,034	1,525,175
Tyson Foods Inc ‘A’	103,691	4,420,347

		12,712,553

Energy - 4.0%

Cameron International Corp *	31,816	1,666,204
Diamondback Energy Inc *	6,746	508,513
Energen Corp	20,980	1,432,934
Gulfport Energy Corp *	24,380	981,295
Marathon Petroleum Corp	25,786	1,348,866
Patterson-UTI Energy Inc	27,667	520,555
Range Resources Corp	10,198	503,577
Western Refining Inc	30,240	1,319,069

		8,281,013

Financials - 24.3%

Affiliated Managers Group Inc *	11,932	2,608,335
Arch Capital Group Ltd *	49,593	3,320,747
CBOE Holdings Inc	28,565	1,634,489
Comerica Inc	36,612	1,878,928
Host Hotels & Resorts Inc REIT	129,111	2,560,271
KeyCorp	410,030	6,158,651
Lazard Ltd ‘A’	23,671	1,331,257
Lincoln National Corp	67,419	3,992,553
National Retail Properties Inc REIT	42,185	1,476,897
Omega Healthcare Investors Inc REIT	102,127	3,506,020
Outfront Media Inc REIT	95,292	2,405,170
Public Storage REIT	8,857	1,632,965
Senior Housing Properties Trust REIT	197,618	3,468,196
Signature Bank *	14,801	2,166,718
SunTrust Banks Inc	66,177	2,846,935

	Shares	Value
SVB Financial Group *	13,221	$1,903,560
T Rowe Price Group Inc	22,215	1,726,772
The Hartford Financial Services Group Inc	143,199	5,952,783

		50,571,247

Health Care - 14.1%

Akorn Inc *	21,324	931,006
AmerisourceBergen Corp	9,858	1,048,300
Amsurg Corp *	25,270	1,767,637
BioMarin Pharmaceutical Inc *	9,937	1,359,183
Centene Corp *	11,078	890,671
Cigna Corp	8,957	1,451,034
DaVita HealthCare Partners Inc *	19,209	1,526,539
Edwards Lifesciences Corp *	12,600	1,794,618
Health Net Inc *	15,959	1,023,291
HealthSouth Corp	20,314	935,663
Humana Inc	7,753	1,482,994
Incyte Corp *	5,999	625,156
Isis Pharmaceuticals Inc *	15,343	882,990
Medivation Inc *	5,031	574,540
Molina Healthcare Inc *	15,441	1,085,502
PAREXEL International Corp *	48,179	3,098,392
PerkinElmer Inc	42,663	2,245,780
Perrigo Co PLC	9,096	1,681,214
St Jude Medical Inc	22,146	1,618,208
The Cooper Cos Inc	9,230	1,642,663
Universal Health Services Inc ‘B’	10,108	1,436,347
Vertex Pharmaceuticals Inc *	3,293	406,620

		29,508,348

Industrials - 10.1%

Acuity Brands Inc	13,813	2,486,064
AECOM *	42,648	1,410,796
Con-way Inc	47,515	1,823,151
Hexcel Corp	22,780	1,133,077
Huntington Ingalls Industries Inc	16,995	1,913,467
Kirby Corp *	18,447	1,414,147
ManpowerGroup Inc	15,360	1,372,877
Textron Inc	36,289	1,619,578
The Babcock & Wilcox Co	32,013	1,050,027
The Timken Co	49,580	1,813,141
Trinity Industries Inc	36,833	973,496
United Rentals Inc *	12,388	1,085,437
Verisk Analytics Inc *	39,551	2,877,731

		20,972,989

Information Technology - 14.7%

Avago Technologies Ltd (Singapore)	15,889	2,112,125
Avnet Inc	32,627	1,341,296
Computer Sciences Corp	74,845	4,912,826
DST Systems Inc	24,380	3,071,392
Fidelity National Information Services Inc	25,661	1,585,850
Harris Corp	20,931	1,609,803
HomeAway Inc *	9,882	307,528
IAC/InterActiveCorp	19,769	1,574,799
Lam Research Corp	7,770	632,090
Linear Technology Corp	35,966	1,590,776
NVIDIA Corp	35,685	717,625
NXP Semiconductor NV (Netherlands) *	6,460	634,372
Palo Alto Networks Inc *	13,629	2,380,986
Science Applications International Corp	40,607	2,146,080
Skyworks Solutions Inc	35,785	3,725,219
Take-Two Interactive Software Inc *	30,175	831,925
Twitter Inc *	28,283	1,024,410
Western Digital Corp	5,736	449,817

		30,648,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Materials - 2.6%

Agnico Eagle Mines Ltd (Canada)	22,552	$639,800
Allegheny Technologies Inc	31,734	958,367
CF Industries Holdings Inc	23,961	1,540,213
KapStone Paper & Packaging Corp	26,688	617,022
Louisiana-Pacific Corp *	42,283	720,080
Westlake Chemical Corp	13,881	952,093

		5,427,575

Utilities - 2.9%

Atmos Energy Corp	78,574	4,029,275
DTE Energy Co	25,992	1,940,043

		5,969,318

Total Common Stocks (Cost $182,073,145)		202,139,788

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	3,508,646	3,508,646

Total Short-Term Investments (Cost $3,508,646)		3,508,646

TOTAL INVESTMENTS - 98.7% (Cost $185,581,791)		205,648,434

OTHER ASSETS & LIABILITIES, NET - 1.3%		2,738,634

NET ASSETS - 100.0%		$208,387,068

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$202,139,788	$202,139,788	$—	$—
	Short-Term Investment	3,508,646	3,508,646	—	—

	Total	$205,648,434	$205,648,434	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 20.3%

Bed Bath & Beyond Inc *	18,205	$1,255,781
BorgWarner Inc	21,902	1,244,910
Burberry Group PLC (United Kingdom)	39,106	966,643
DSW Inc ‘A’	33,850	1,129,575
Dunkin’ Brands Group Inc	31,711	1,744,105
Kate Spade & Co *	31,468	677,821
Mattel Inc	46,423	1,192,607
Nordstrom Inc	12,604	938,998
Polaris Industries Inc	8,229	1,218,797
Ralph Lauren Corp	9,676	1,280,715
Tiffany & Co	10,392	953,986
TripAdvisor Inc *	10,419	907,912
Ulta Salon Cosmetics & Fragrance Inc *	9,257	1,429,744
Under Armour Inc ‘A’ *	8,707	726,512
Urban Outfitters Inc *	36,916	1,292,060

		16,960,166

Consumer Staples - 7.7%

Brown-Forman Corp ‘B’	8,891	890,700
Coty Inc ‘A’	32,098	1,026,173
Mead Johnson Nutrition Co	18,182	1,640,380
The Hain Celestial Group Inc *	26,724	1,760,043
Whole Foods Market Inc	28,277	1,115,245

		6,432,541

Energy - 6.2%

Cabot Oil & Gas Corp	38,933	1,227,947
Cimarex Energy Co	5,988	660,536
Continental Resources Inc *	27,495	1,165,513
Noble Energy Inc	19,390	827,565
Oasis Petroleum Inc *	26,440	419,074
Southwestern Energy Co *	36,827	837,078

		5,137,713

Financials - 11.1%

CME Group Inc ‘A’	14,002	1,303,026
First Republic Bank	29,571	1,863,860
Northern Trust Corp ‡	34,851	2,664,707
Oaktree Capital Group LLC	13,322	708,464
Signature Bank *	14,061	2,058,390
UMB Financial Corp	11,027	628,760

		9,227,207

Health Care - 17.6%

Acadia Healthcare Co Inc *	13,777	1,079,152
ACADIA Pharmaceuticals Inc *	19,151	802,044
Align Technology Inc *	20,422	1,280,664
Alkermes PLC *	21,617	1,390,838
BioMarin Pharmaceutical Inc *	12,792	1,749,690
Cerner Corp *	15,187	1,048,814
Henry Schein Inc *	9,050	1,286,186
Incyte Corp *	9,183	956,960
Intuitive Surgical Inc *	4,600	2,228,700
Medivation Inc *	9,874	1,127,611
Zoetis Inc	36,580	1,763,888

		14,714,547

Industrials - 14.8%

Expeditors International of Washington Inc	41,526	1,914,556
Fastenal Co	40,220	1,696,480
Flowserve Corp	23,156	1,219,395
Fortune Brands Home & Security Inc	36,789	1,685,672
Generac Holdings Inc *	11,214	445,756
JB Hunt Transport Services Inc	7,610	624,705
Joy Global Inc	20,724	750,209
Stericycle Inc *	9,312	1,246,970

	Shares	Value
Towers Watson & Co ‘A’	9,167	$1,153,209
Verisk Analytics Inc *	20,687	1,505,186
Woodward Inc	2,337	128,512

		12,370,650

Information Technology - 18.2%

Alliance Data Systems Corp *	4,538	1,324,824
ANSYS Inc *	12,780	1,166,047
CoStar Group Inc *	8,278	1,666,030
Electronic Arts Inc *	35,005	2,327,832
F5 Networks Inc *	7,771	935,240
GrubHub Inc *	27,820	947,827
Microchip Technology Inc	37,916	1,798,166
Pandora Media Inc *	92,507	1,437,559
SanDisk Corp	10,851	631,745
ServiceNow Inc *	14,879	1,105,658
Teradata Corp *	30,260	1,119,620
WebMD Health Corp *	16,351	724,022

		15,184,570

Materials - 2.1%

The Scotts Miracle-Gro Co ‘A’	14,183	839,775
The Valspar Corp	11,222	918,184

		1,757,959

Total Common Stocks (Cost $72,582,652)		81,785,353

PURCHASED OPTIONS - 0.4%
(See Note (b) in Notes to Schedule of Investments) (Cost $167,580)		299,792

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,681,476	1,681,476

Total Short-Term Investment (Cost $1,681,476)		1,681,476

TOTAL INVESTMENTS - 100.4% (Cost $74,431,708)		83,766,621

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(319,303)

NET ASSETS - 100.0%		$83,447,318

Notes to Schedule of Investments

(a)	As of June 30, 2015, an investment with a value of $191,150 was fully or partially segregated with the broker(s)/custodian as collateral for open options contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Russell 2000	1,240.00	07/31/15	CME	47	$57,951	$111,672
Put - S&P 500	2,050.00	07/31/15	CME	21	38,493	72,030

					$96,444	$183,702

Options on Securities

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Cost	Value
Put - SPDR S&P MidCap 400 ETF Trust	$272.50	07/31/15	DUB	247	$71,136	$116,090

Total Purchased Options					$167,580	$299,792

(c)	Transactions in written options for the three-month period ended June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2015	188	$33,954
Call Options Written	89	9,594
Put Options Written	452	154,072
Put Options Closed	(96)	(107,990)
Call Options Expired	(91)	(9,765)
Put Options Expired	(91)	(11,284)

Outstanding, June 30, 2015	451	$68,581

(d)	Premium received and value of written options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Russell 2000	1,140.00	07/31/15	CME	47	$9,259	($19,270)
Put - S&P 500	1,880.00	07/31/15	CME	21	5,817	(11,928)

					$15,076	($31,198)

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Coty Inc	$32.00	07/17/15	CME	47	$5,709	($5,875)

			Counterparty

Put - Pacira Pharmaceuticals Inc	85.00	07/17/15	GSC	48	36,960	(71,520)
Put - SPDR S&P MidCap 400 ETF Trust	250.00	07/31/15	DUB	247	7,163	(21,613)

			Exchange

Put - Woodward Inc	50.00	07/17/15	CME	41	3,673	(410)

					47,796	(93,543)

					$53,505	($99,418)

Total Written Options					$68,581	($130,616)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$16,960,166	$15,993,523	$966,643	$—
	Consumer Staples	6,432,541	6,432,541	—	—
	Energy	5,137,713	5,137,713	—	—
	Financials	9,227,207	9,227,207	—	—
	Health Care	14,714,547	14,714,547	—	—
	Industrials	12,370,650	12,370,650	—	—
	Information Technology	15,184,570	15,184,570	—	—
	Materials	1,757,959	1,757,959	—	—

		81,785,353	80,818,710	966,643	—

	Short-Term Investment	1,681,476	1,681,476	—	—

	Derivatives:
	Equity Contracts
	Purchased Options	299,792	183,702	116,090	—

	Total Assets	83,766,621	82,683,888	1,082,733	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(130,616)	(37,073)	(93,543)	—

	Total Liabilities	(130,616)	(37,073)	(93,543)	—

	Total	$83,636,005	$82,646,815	$989,190	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/02/19 + *	15,525	$8,896

Total Warrants (Cost $0)		8,896

COMMON STOCKS - 97.3%

Consumer Discretionary - 14.7%

2U Inc *	46,927	1,510,580
Asbury Automotive Group Inc *	9,653	874,755
Brunswick Corp	9,221	468,980
Buffalo Wild Wings Inc *	3,036	475,711
G-III Apparel Group Ltd *	16,537	1,163,378
IMAX Corp (Canada) *	35,163	1,416,014
La Quinta Holdings Inc *	41,208	941,603
LifeLock Inc *	58,024	951,594
MarineMax Inc *	30,511	717,314
Rentrak Corp *	17,696	1,235,181
Restoration Hardware Holdings Inc *	12,092	1,180,542
Skechers U.S.A. Inc ‘A’ *	6,477	711,110
The Habit Restaurants Inc ‘A’ *	11,483	359,303
Wayfair Inc ‘A’ *	27,689	1,042,214
Zoe’s Kitchen Inc *	18,575	760,461

		13,808,740

Consumer Staples - 0.8%

The Hain Celestial Group Inc *	11,614	764,898

Energy - 0.7%

GasLog Ltd (Monaco)	33,055	659,447

Financials - 8.7%

Essent Group Ltd *	7,900	216,065
Janus Capital Group Inc	42,009	719,194
MarketAxess Holdings Inc	17,376	1,611,972
Noah Holdings Ltd ADR (China) *	14,475	437,579
PrivateBancorp Inc	26,203	1,043,403
Springleaf Holdings Inc *	59	2,709
Stifel Financial Corp *	12,811	739,707
SVB Financial Group *	5,853	842,715
Western Alliance Bancorp *	29,328	990,113
WisdomTree Investments Inc	70,952	1,558,461

		8,161,918

Health Care - 28.2%

ABIOMED Inc *	14,682	965,048
ACADIA Pharmaceuticals Inc *	18,000	753,840
Aduro Biotech Inc *	2,954	89,595
Agios Pharmaceuticals Inc *	3,902	433,668
Amicus Therapeutics Inc *	9,800	138,670
Anacor Pharmaceuticals Inc *	2,400	185,832
Bluebird Bio Inc *	7,038	1,184,988
Blueprint Medicines Corp *	6,669	176,662
Celldex Therapeutics Inc *	32,115	809,940
Cepheid *	22,325	1,365,174
Charles River Laboratories International Inc *	1,697	119,367
Chimerix Inc *	4,200	194,040
Clovis Oncology Inc *	10,906	958,419
Depomed Inc *	22,647	486,005
DexCom Inc *	9,370	749,413
Diplomat Pharmacy Inc *	29,499	1,320,080
Dyax Corp *	24,164	640,346
Endologix Inc *	34,586	530,549

	Shares	Value
Evolent Health Inc ‘A’ *	20,392	$397,644
ExamWorks Group Inc *	12,152	475,143
Fluidigm Corp *	9,820	237,644
Foundation Medicine Inc *	10,732	363,171
HealthEquity Inc *	8,358	267,874
Intersect ENT Inc *	15,489	443,450
Juno Therapeutics Inc *	8,286	441,892
LDR Holding Corp *	21,177	915,905
Medidata Solutions Inc *	16,842	914,857
Neurocrine Biosciences Inc *	10,578	505,205
Nevro Corp *	9,591	515,516
NxStage Medical Inc *	20,997	299,942
Press Ganey Holdings Inc *	17,235	494,127
Prestige Brands Holdings Inc *	19,490	901,218
PTC Therapeutics Inc *	3,535	170,140
Receptos Inc *	4,582	870,809
Sage Therapeutics Inc *	16,564	1,209,172
Spark Therapeutics Inc *	10,552	635,969
Team Health Holdings Inc *	22,637	1,478,875
TESARO Inc *	14,877	874,619
Ultragenyx Pharmaceutical Inc *	10,686	1,094,140
Veeva Systems Inc ‘A’ *	25,856	724,744
Zeltiq Aesthetics Inc *	37,518	1,105,655

		26,439,347

Industrials - 5.9%

Air Lease Corp	12,057	408,732
Apogee Enterprises Inc	12,496	657,789
Astronics Corp *	13,134	931,069
Hexcel Corp	15,730	782,410
Proto Labs Inc *	6,659	449,349
RBC Bearings Inc *	10,507	753,982
Trex Co Inc *	17,710	875,405
US Ecology Inc	14,320	697,670

		5,556,406

Information Technology - 37.8%

Ambarella Inc *	5,174	531,318
Arista Networks Inc *	8,433	689,313
Barracuda Networks Inc *	11,299	447,666
Benefitfocus Inc *	22,821	1,000,701
Cavium Inc *	22,122	1,522,215
Cheetah Mobile Inc ADR (China) *	7,937	227,871
Cimpress NV *	8,435	709,890
Cirrus Logic Inc *	20,823	708,607
Cognex Corp	19,444	935,256
comScore Inc *	18,200	969,332
Cray Inc *	17,489	516,100
Criteo SA ADR (France) *	26,513	1,263,875
CyberArk Software Ltd (Israel) *	17,534	1,101,486
Demandware Inc *	12,729	904,777
EPAM Systems Inc *	24,149	1,720,133
FireEye Inc *	23,632	1,155,841
Glu Mobile Inc *	109,004	676,915
Gogo Inc *	71,588	1,534,131
GrubHub Inc *	26,832	914,166
Infinera Corp *	55,439	1,163,110
IPG Photonics Corp *	8,041	684,892
Manhattan Associates Inc *	23,544	1,404,400
Materialise NV ADR (Belgium) *	12,835	116,734
MAXIMUS Inc	21,593	1,419,308
Nimble Storage Inc *	32,044	899,155
Paycom Software Inc *	25,409	867,717
Paylocity Holdings Corp	31,509	1,129,598
Proofpoint Inc *	16,526	1,052,210
Rambus Inc *	81,605	1,182,456
Ruckus Wireless Inc *	21,157	218,763
Shopify Inc ‘A’ (Canada) *	500	16,975
Sohu.com Inc (China) *	7,502	443,293
SunPower Corp (France) *	40,288	1,144,582
Synaptics Inc *	11,781	1,021,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Synchronoss Technologies Inc *	21,952	$1,003,865
Tableau Software Inc ‘A’ *	8,048	927,934
Tessera Technologies Inc	20,958	795,985
The Ultimate Software Group Inc *	5,280	867,715
Virtusa Corp *	9,322	479,151
Youku Tudou Inc ADR (China) *	19,009	466,291
Zendesk Inc *	30,525	677,960

		35,513,512

Utilities - 0.5%

Vivint Solar Inc *	33,724	410,421

Total Common Stocks (Cost $75,674,050)		91,314,689

	Shares	Value
SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	1,393,282	$1,393,282

Total Short-Term Investment (Cost $1,393,282)		1,393,282

TOTAL INVESTMENTS - 98.8% (Cost $77,067,332)		92,716,867

OTHER ASSETS & LIABILITIES, NET - 1.2%		1,138,162

NET ASSETS - 100.0%		$93,855,029

Notes to Schedule of Investments

(a)	An investment with a value of $8,896 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants (1)	$8,896	$—	$8,896	$—
	Common Stocks (1)	91,314,689	91,314,689	—	—
	Short-Term Investment	1,393,282	1,393,282	—	—

	Total	$92,716,867	$92,707,971	$8,896	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 17.5%

Big Lots Inc	49,550	$2,229,254
Bloomin’ Brands Inc	91,560	1,954,806
Caleres Inc	46,970	1,492,707
Citi Trends Inc *	78,830	1,907,686
Crocs Inc *	141,260	2,077,935
Dana Holding Corp	108,220	2,227,168
Ethan Allen Interiors Inc	44,530	1,172,920
GameStop Corp ‘A’	47,090	2,022,986
Helen of Troy Ltd *	16,720	1,630,033
MarineMax Inc *	55,763	1,310,988
Meritage Homes Corp *	43,440	2,045,589
Office Depot Inc *	175,110	1,516,453
Pier 1 Imports Inc	106,660	1,347,116
Scholastic Corp	46,300	2,043,219
Tenneco Inc *	33,960	1,950,662
The Children’s Place Inc	35,910	2,348,873
Thor Industries Inc	18,450	1,038,366

		30,316,761

Consumer Staples - 3.4%

Cott Corp (Canada)	225,090	2,201,380
Dean Foods Co	136,610	2,208,984
SpartanNash Co	47,530	1,546,626

		5,956,990

Energy - 3.1%

Bill Barrett Corp *	94,890	815,105
Rosetta Resources Inc *	102,450	2,370,693
SM Energy Co	49,860	2,299,543

		5,485,341

Financials - 24.6%

1st Source Corp	36,390	1,241,627
Aspen Insurance Holdings Ltd	46,220	2,213,938
Associated Banc-Corp	96,760	1,961,325
CNO Financial Group Inc	146,690	2,691,761
Customers Bancorp Inc *	68,256	1,835,404
Essent Group Ltd *	71,830	1,964,550
First American Financial Corp	60,580	2,254,182
First Commonwealth Financial Corp	121,800	1,168,062
First Niagara Financial Group Inc	171,670	1,620,565
FirstMerit Corp	103,700	2,160,071
Gramercy Property Trust Inc REIT	76,550	1,788,974
HomeStreet Inc *	71,190	1,624,556
LTC Properties Inc REIT	42,180	1,754,688
National Storage Affiliates Trust REIT	66,960	830,304
Ramco-Gershenson Properties Trust REIT	90,150	1,471,248
STAG Industrial Inc REIT	58,500	1,170,000
StanCorp Financial Group Inc	27,780	2,100,446
Synovus Financial Corp	54,700	1,685,854
Texas Capital Bancshares Inc *	2,900	180,496
The Hanover Insurance Group Inc	31,250	2,313,437
Validus Holdings Ltd	52,600	2,313,874
Webster Financial Corp	63,800	2,523,290
Wilshire Bancorp Inc	151,580	1,914,455
Zions Bancorp	59,110	1,875,856

		42,658,963

Health Care - 3.4%

LifePoint Health Inc *	24,390	2,120,710
Molina Healthcare Inc *	23,080	1,622,524
WellCare Health Plans Inc *	26,090	2,213,215

		5,956,449

Industrials - 20.5%

AECOM *	53,389	1,766,098
Aegion Corp *	50,900	964,046
Air Transport Services Group Inc *	170,430	1,787,811

	Shares	Value
Columbus Mckinnon Corp	68,570	$1,714,250
Con-way Inc	34,920	1,339,880
EMCOR Group Inc	52,260	2,496,460
Essendant Inc	50,550	1,984,087
General Cable Corp	68,280	1,347,164
Granite Construction Inc	59,060	2,097,221
Hawaiian Holdings Inc *	89,780	2,132,275
Kelly Services Inc ‘A’	36,860	565,801
Mistras Group Inc *	75,264	1,428,511
MRC Global Inc *	60,132	928,438
Oshkosh Corp	35,490	1,504,066
Regal Beloit Corp	27,920	2,026,713
SkyWest Inc	181,720	2,733,069
Terex Corp	56,310	1,309,208
Tutor Perini Corp *	67,570	1,458,161
Viad Corp	87,500	2,372,125
Wabash National Corp *	132,390	1,660,171
WESCO International Inc *	27,880	1,913,683

		35,529,238

Information Technology - 18.7%

Advanced Micro Devices Inc *	190,430	457,032
Arrow Electronics Inc *	24,100	1,344,780
Avnet Inc	36,790	1,512,437
Booz Allen Hamilton Holding Corp	66,820	1,686,537
Celestica Inc (Canada) *	86,120	1,002,437
CSG Systems International Inc	76,910	2,434,971
Cypress Semiconductor Corp *	111,387	1,309,908
ExlService Holdings Inc *	55,170	1,907,779
Fairchild Semiconductor International Inc *	139,960	2,432,505
Finisar Corp *	90,970	1,625,634
FormFactor Inc *	79,880	734,896
Insight Enterprises Inc *	48,670	1,455,720
Integrated Silicon Solution Inc	72,840	1,612,678
Mitel Networks Corp *	198,270	1,750,724
MKS Instruments Inc	48,680	1,846,919
Photronics Inc *	161,650	1,537,291
Polycom Inc *	104,540	1,195,938
SunEdison Semiconductor Ltd *	99,430	1,717,156
Sykes Enterprises Inc *	66,370	1,609,472
TTM Technologies Inc *	131,520	1,313,885
Vishay Intertechnology Inc	168,740	1,970,883

		32,459,582

Materials - 2.1%

A Schulman Inc	53,270	2,328,964
Graphic Packaging Holding Co	94,550	1,317,081

		3,646,045

Utilities - 3.3%

PNM Resources Inc	83,690	2,058,774
Southwest Gas Corp	40,860	2,174,161
UGI Corp	43,315	1,492,202

		5,725,137

Total Common Stocks (Cost $158,699,965)		167,734,506

SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio	5,815,366	5,815,366

Total Short-Term Investment (Cost $5,815,366)		5,815,366

TOTAL INVESTMENTS - 100.0% (Cost $164,515,331)		173,549,872

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,447)

NET ASSETS - 100.0%		$173,547,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$167,734,506	$167,734,506	$—	$—
	Short-Term Investment	5,815,366	5,815,366	—	—

	Total	$173,549,872	$173,549,872	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 4.5%

Hilton Worldwide Holdings Inc *	29,207	$804,653
Starwood Hotels & Resorts Worldwide Inc	16,182	1,312,198

		2,116,851

Financials - 93.1%

Acadia Realty Trust REIT	5,686	165,519
Alexandria Real Estate Equities Inc REIT	3,553	310,745
Apartment Investment & Management Co ‘A’ REIT	387	14,292
AvalonBay Communities Inc REIT	15,230	2,434,820
BioMed Realty Trust Inc REIT	17,003	328,838
Boston Properties Inc REIT	20,317	2,459,170
Camden Property Trust REIT	22,780	1,692,098
Chesapeake Lodging Trust REIT	22,247	678,089
Corporate Office Properties Trust REIT	7,030	165,486
Cousins Properties Inc REIT	40,028	415,491
CubeSmart REIT	5,397	124,995
DCT Industrial Trust Inc REIT	1,658	52,128
DDR Corp REIT	1,938	29,961
Douglas Emmett Inc REIT	29,190	786,379
Duke Realty Corp REIT	20,884	387,816
Equity Lifestyle Properties Inc REIT	13,883	729,968
Equity One Inc REIT	4,097	95,624
Equity Residential REIT	55,884	3,921,380
Essex Property Trust Inc REIT	2,601	552,712
Federal Realty Investment Trust REIT	1,169	149,737
General Growth Properties Inc REIT	65,533	1,681,577
HCP Inc REIT	6,130	223,561
Health Care REIT Inc	9,347	613,444
Healthcare Realty Trust Inc REIT	6,262	145,654
Host Hotels & Resorts Inc REIT	151,491	3,004,067
Hudson Pacific Properties Inc REIT	18,033	511,596
Kimco Realty Corp REIT	48,465	1,092,401
LaSalle Hotel Properties REIT	6,128	217,299
Lexington Realty Trust REIT	1,473	12,491
Liberty Property Trust REIT	15,176	488,971
Mack-Cali Realty Corp REIT	25,434	468,749
Mid-America Apartment Communities Inc REIT	7,119	518,334
National Retail Properties Inc REIT	15,805	553,333
Paramount Group Inc REIT	13,035	223,681
Prologis Inc REIT	25,089	930,802
Public Storage REIT	12,279	2,263,879
Realty Income Corp REIT	5,984	265,630
Regency Centers Corp REIT	24,100	1,421,418
Rexford Industrial Realty Inc REIT	9,140	133,261

	Shares	Value
Senior Housing Properties Trust REIT	32,417	$568,918
Simon Property Group Inc REIT	34,086	5,897,560
Sovran Self Storage Inc REIT	2,497	217,014
STORE Capital Corp REIT	27,086	544,429
Tanger Factory Outlet Centers Inc REIT	31,146	987,328
The Macerich Co REIT	5,512	411,195
Urban Edge Properties REIT	9,141	190,041
Ventas Inc REIT	21,564	1,338,881
Vornado Realty Trust REIT	32,578	3,092,630
WP GLIMCHER Inc REIT	43,270	585,443

		44,098,835

Total Common Stocks (Cost $28,814,654)		46,215,686

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	1,100,199	1,100,199

Total Short-Term Investment (Cost $1,100,199)		1,100,199

TOTAL INVESTMENTS - 99.9% (Cost $29,914,853)		47,315,885

OTHER ASSETS & LIABILITIES, NET - 0.1%		68,526

NET ASSETS - 100.0%		$47,384,411

Notes to Schedule of Investments

(a)	As of June 30, 2015, the fund’s composition by property sector as a percentage of net assets was as follows:

Retail	28.6%
Residential	20.8%
Office	17.6%
Hotels, Resorts & Cruise Lines	12.7%
Health Care	6.1%
Specialized	5.5%
Diversified	3.9%
Others (each less than 3.0%)	2.4%

97.6%
Short-Term Investment	2.3%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$46,215,686	$46,215,686	$—	$—
	Short-Term Investment	1,100,199	1,100,199	—	—

	Total	$47,315,885	$47,315,885	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$38,700

Total Warrants (Cost $64,905)		38,700

PREFERRED STOCKS - 3.3%

Brazil - 2.4%

Cia Brasileira de Distribuicao	61,800	1,459,181
Lojas Americanas SA	365,032	2,048,763

		3,507,944

Colombia - 0.8%

Banco Davivienda SA	47,927	484,565
Bancolombia SA ADR	15,070	648,010

		1,132,575

India - 0.1%

Zee Entertainment Enterprises Ltd	7,089,243	94,627

Total Preferred Stocks (Cost $4,767,603)		4,735,146

COMMON STOCKS - 91.2%

Argentina - 1.0%

MercadoLibre Inc	10,160	1,439,672

Brazil - 5.3%

Ambev SA ADR	82,550	503,555
B2W Cia Digital *	51,910	339,266
BM&FBovespa SA	424,016	1,599,726
Cyrela Brazil Realty SA Empreendimentos e Participacoes	128,200	409,864
Diagnosticos da America SA	105,500	344,077
Embraer SA ADR	51,190	1,550,545
Estacio Participacoes SA	159,200	919,121
Kroton Educacional SA	324,243	1,238,946
Natura Cosmeticos SA	31,300	280,171
Sul America SA	102,635	501,770

		7,687,041

Canada - 0.3%

First Quantum Minerals Ltd	37,797	494,175

China - 18.5%

Alibaba Group Holding Ltd ADR *	35,400	2,912,358
Baidu Inc ADR *	17,100	3,404,268
China Life Insurance Co Ltd ‘H’	289,000	1,247,416
China Lodging Group Ltd ADR *	691	16,874
China Oilfield Services Ltd ‘H’	268,000	424,413
China Pacific Insurance Group Co Ltd ‘H’	173,800	827,797
Ctrip.com International Ltd ADR *	20,400	1,481,448
Homeinns Hotel Group ADR *	25,170	778,256
JD.com Inc ADR *	82,988	2,829,891
New Oriental Education & Technology Group Inc ADR *	55,800	1,368,216
PICC Property & Casualty Co Ltd ‘H’	232,000	523,272
Qunar Cayman Islands Ltd ADR *	19,600	839,860
Sinopharm Group Co Ltd ‘H’	384,600	1,694,850
SOHO China Ltd	682,500	444,541

	Shares	Value
Tencent Holdings Ltd	231,422	$4,607,751
The People’s Insurance Co Group of China Ltd ‘H’	557,000	353,000
Tingyi Cayman Islands Holding Corp	748,000	1,520,268
Tsingtao Brewery Co Ltd ‘H’	78,000	470,999
Want Want China Holdings Ltd	969,000	1,020,974
WuXi PharmaTech Cayman Inc ADR *	3,047	128,766

		26,895,218

Colombia - 2.1%

Almacenes Exito SA	57,877	502,078
Almacenes Exito SA GDR ~	43,900	381,649
Grupo Aval Acciones y Valores SA ADR	129,020	1,263,106
Grupo de Inversiones Suramericana SA	66,285	937,836

		3,084,669

Egypt - 0.5%

Commercial International Bank Egypt SAE	106,903	790,925

France - 3.0%

Kering	5,960	1,063,132
LVMH Moet Hennessy Louis Vuitton SE	11,628	2,035,556
Pernod Ricard SA	11,242	1,300,615

		4,399,303

Hong Kong - 7.0%

AIA Group Ltd	352,400	2,303,275
Galaxy Entertainment Group Ltd	171,000	681,104
Hang Lung Group Ltd	147,000	645,146
Hang Lung Properties Ltd	590,000	1,746,092
Hong Kong Exchanges and Clearing Ltd	52,603	1,853,849
Jardine Strategic Holdings Ltd	44,511	1,347,392
Melco Crown Entertainment Ltd ADR	80,500	1,580,215

		10,157,073

India - 14.6%

Ambuja Cements Ltd	163,662	589,701
Apollo Hospitals Enterprise Ltd	45,289	933,767
Asian Paints Ltd	16,135	191,092
Cipla Ltd	69,747	672,910
Colgate-Palmolive India Ltd	9,014	288,802
Divi’s Laboratories Ltd	3,017	88,842
Dr Reddy’s Laboratories Ltd	26,574	1,478,138
Glenmark Pharmaceuticals Ltd	31,756	494,726
Housing Development Finance Corp Ltd	242,410	4,927,686
ICICI Bank Ltd ADR	178,130	1,856,115
Infosys Ltd	251,147	3,884,770
Kotak Mahindra Bank Ltd	17,006	369,097
Larsen & Toubro Ltd	15,816	441,932
Lupin Ltd	8,951	265,055
Sun Pharmaceutical Industries Ltd	46,249	634,713
Tata Consultancy Services Ltd	41,133	1,644,336
Ultratech Cement Ltd	14,545	682,659
Zee Entertainment Enterprises Ltd	288,808	1,665,766

		21,110,107

Indonesia - 2.4%

P.T. Astra International Tbk	3,887,500	2,063,152
P.T. Indocement Tunggal Prakarsa Tbk	381,000	597,040
P.T. Semen Indonesia Persero Tbk	593,000	532,957
P.T. Sumber Alfaria Trijaya Tbk	5,200	230
P.T. Unilever Indonesia Tbk	74,000	220,718

		3,414,097

Italy - 1.6%

Prada SPA	473,300	2,277,651

Luxembourg - 0.8%

Tenaris SA ADR	44,040	1,189,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Malaysia - 1.6%

Genting Bhd	824,200	$1,760,807
Genting Malaysia Bhd	440,500	488,337

		2,249,144

Mexico - 6.6%

America Movil SAB de CV ‘L’ ADR	90,580	1,930,260
Fomento Economico Mexicano SAB de CV	148,658	1,324,515
Grupo Aeroportuario del Sureste SAB de CV ‘B’	31,641	449,527
Grupo Financiero Banorte SAB de CV ‘O’	376,192	2,068,428
Grupo Financiero Inbursa SAB de CV ‘O’	545,698	1,237,737
Grupo Televisa SAB ADR	51,560	2,001,559
Wal-Mart de Mexico SAB de CV	225,217	550,093

		9,562,119

Nigeria - 1.0%

Guaranty Trust Bank PLC	3,085,280	418,656
Nigerian Breweries PLC	844,470	636,290
Zenith Bank PLC	4,687,326	453,308

		1,508,254

Philippines - 2.3%

Jollibee Foods Corp	173,560	759,173
SM Investments Corp	69,215	1,373,510
SM Prime Holdings Inc	2,744,070	1,214,877

		3,347,560

Russia - 6.7%

Alrosa AO +	736,037	832,279
Magnit PJSC (RTS) * +	21,318	4,338,602
NOVATEK OAO GDR (LI) ~	33,652	3,429,874
Yandex NV ‘A’ *	71,140	1,082,751

		9,683,506

Singapore - 0.0%

Genting Singapore PLC	91,000	60,421

South Africa - 1.1%

MTN Group Ltd	82,459	1,549,243

South Korea - 1.1%

NAVER Corp	2,814	1,598,292

Switzerland - 2.3%

Cie Financiere Richemont SA	21,320	1,737,881
Glencore PLC	407,895	1,637,428

		3,375,309

Taiwan - 4.5%

MediaTek Inc	194,000	2,664,926
Taiwan Semiconductor Manufacturing Co Ltd	841,995	3,793,918

		6,458,844

Thailand - 0.8%

Airports of Thailand PCL	35,800	321,162
CP ALL PCL	618,200	846,523

		1,167,685

Turkey - 2.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	84,079	758,781
BIM Birlesik Magazalar AS	35,576	636,918
Haci Omer Sabanci Holding AS	326,644	1,229,644
Ulker Biskuvi Sanayi AS	38,442	267,429

		2,892,772

	Shares	Value
United Arab Emirates - 1.2%

DP World Ltd	79,980	$1,711,572

United Kingdom - 2.4%

Old Mutual PLC	527,360	1,676,800
SABMiller PLC	29,181	1,512,835
Tullow Oil PLC	61,609	328,591

		3,518,226

United States - 0.5%

Las Vegas Sands Corp	13,890	730,197

Total Common Stocks (Cost $110,790,611)		132,353,036

SHORT-TERM INVESTMENT - 5.5%

Money Market Fund - 5.5%

BlackRock Liquidity Funds T-Fund Portfolio	7,942,788	7,942,788

Total Short-Term Investment (Cost $7,942,788)		7,942,788

TOTAL INVESTMENTS - 100.0% (Cost $123,565,907)		145,069,670

OTHER ASSETS & LIABILITIES, NET - 0.0%		48,504

NET ASSETS - 100.0%		$145,118,174

Notes to Schedule of Investments

(a)	As of June 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	21.8%
Consumer Discretionary	21.6%
Information Technology	18.6%
Consumer Staples	13.0%
Short-Term Investment	5.5%
Industrials	5.0%
Health Care	4.6%
Materials	3.8%
Energy	3.7%
Others (each less than 3.0%)	2.4%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Investments with a total aggregate value of $5,170,881 or 3.6% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable inputs
Assets	Warrants (1)	$38,700	$38,700	$—	$—
	Preferred Stocks (1)	4,735,146	4,735,146	—	—
	Common Stocks
	Argentina	1,439,672	1,439,672	—	—
	Brazil	7,687,041	7,687,041	—	—
	Canada	494,175	494,175	—	—
	China	26,895,218	13,759,937	13,135,281	—
	Colombia	3,084,669	2,703,020	381,649	—
	Egypt	790,925	—	790,925	—
	France	4,399,303	—	4,399,303	—
	Hong Kong	10,157,073	1,580,215	8,576,858	—
	India	21,110,107	1,856,115	19,253,992	—
	Indonesia	3,414,097	—	3,414,097	—
	Italy	2,277,651	—	2,277,651	—
	Luxembourg	1,189,961	1,189,961	—	—
	Malaysia	2,249,144	—	2,249,144	—
	Mexico	9,562,119	9,562,119	—	—
	Nigeria	1,508,254	1,508,254	—	—
	Philippines	3,347,560	—	3,347,560	—
	Russia	9,683,506	1,082,751	8,600,755	—
	Singapore	60,421	—	60,421	—
	South Africa	1,549,243	—	1,549,243	—
	South Korea	1,598,292	—	1,598,292	—
	Switzerland	3,375,309	—	3,375,309	—
	Taiwan	6,458,844	—	6,458,844	—
	Thailand	1,167,685	1,167,685	—	—
	Turkey	2,892,772	—	2,892,772	—
	United Arab Emirates	1,711,572	1,711,572	—	—
	United Kingdom	3,518,226	—	3,518,226	—
	United States	730,197	730,197	—	—

		132,353,036	46,472,714	85,880,322	—

	Short-Term Investment	7,942,788	7,942,788	—	—

	Total	$145,069,670	$59,189,348	$85,880,322	$—.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Itau Unibanco Holding SA ADR	98,098	$1,074,173

Total Preferred Stocks (Cost $1,277,523)		1,074,173

COMMON STOCKS - 98.6%

Australia - 0.6%

Orica Ltd	76,117	1,247,563

Belgium - 0.7%

KBC Groep NV	21,124	1,410,237

Canada - 3.1%

Canadian National Railway Co	64,204	3,707,781
Loblaw Cos Ltd	30,647	1,547,808
Suncor Energy Inc	37,307	1,027,511

		6,283,100

China - 0.3%

Alibaba Group Holding Ltd ADR *	6,098	501,682

Denmark - 0.6%

Carlsberg AS ‘B’	12,573	1,141,200

France - 13.0%

Air Liquide SA	33,065	4,177,757
Bureau Veritas SA	46,848	1,079,946
Danone SA	61,676	3,984,539
Dassault Systemes	16,220	1,179,110
GDF Suez	129,059	2,391,644
Hermes International	1,187	442,557
Legrand SA	27,964	1,568,802
LVMH Moet Hennessy Louis Vuitton SE	19,841	3,473,294
Pernod Ricard SA	35,350	4,089,729
Schneider Electric SE	55,698	3,841,538

		26,228,916

Germany - 11.5%

Bayer AG	51,849	7,255,132
Beiersdorf AG	36,093	3,022,050
Linde AG	20,199	3,824,706
Merck KGaA	27,674	2,756,433
MTU Aero Engines AG	8,640	812,521
ProSiebenSat.1 Media AG	45,553	2,249,009
SAP SE	46,718	3,255,321

		23,175,172

Hong Kong - 3.5%

AIA Group Ltd	661,262	4,321,987
Global Brands Group Holding Ltd *	5,042,639	1,057,959
Li & Fung Ltd	1,999,358	1,583,887

		6,963,833

India - 1.3%

Housing Development Finance Corp Ltd	128,063	2,603,252

Israel - 0.3%

Check Point Software Technologies Ltd *	8,424	670,129

	Shares	Value
Japan - 13.1%

Denso Corp	89,100	$4,434,354
FANUC Corp	11,200	2,286,434
Honda Motor Co Ltd	124,400	4,021,558
Hoya Corp	116,400	4,661,157
Inpex Corp	211,500	2,405,451
Japan Tobacco Inc	73,600	2,619,293
Kyocera Corp	43,200	2,244,755
Shin-Etsu Chemical Co Ltd	21,800	1,352,176
Terumo Corp	99,000	2,379,992

		26,405,170

Netherlands - 5.8%

Akzo Nobel NV	44,757	3,270,250
Heineken NV	13,066	994,745
ING Groep NV CVA	268,602	4,453,911
Randstad Holding NV	45,607	2,981,644

		11,700,550

Singapore - 2.1%

DBS Group Holdings Ltd	210,100	3,223,764
Singapore Telecommunications Ltd	302,262	939,762

		4,163,526

South Korea - 0.8%

Samsung Electronics Co Ltd	1,405	1,596,057

Spain - 1.1%

Amadeus IT Holding SA ‘A’	55,061	2,192,270

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	64,633	2,484,774

Switzerland - 12.4%

Julius Baer Group Ltd	40,191	2,257,887
Kuehne + Nagel International AG	5,606	744,662
Nestle SA	86,917	6,282,842
Novartis AG	42,285	4,176,609
Roche Holding AG	20,043	5,627,142
Sonova Holding AG	7,981	1,080,344
UBS Group AG (XVTX)	229,218	4,860,145

		25,029,631

Taiwan - 2.6%

Hon Hai Precision Industry Co Ltd	311,458	971,532
Taiwan Semiconductor Manufacturing Co Ltd ADR	186,565	4,236,891

		5,208,423

United Kingdom - 21.4%

Barclays PLC	582,573	2,382,405
BG Group PLC	123,079	2,048,096
Compass Group PLC	342,120	5,667,109
Delphi Automotive PLC	22,388	1,904,995
Diageo PLC	136,386	3,953,312
Hays PLC	54,730	140,409
HSBC Holdings PLC (LI)	406,040	3,635,159
Prudential PLC	97,386	2,349,968
Reckitt Benckiser Group PLC	45,414	3,921,367
Rio Tinto PLC	45,391	1,866,878
Rolls-Royce Holdings PLC *	176,174	2,411,380
Rolls-Royce Holdings PLC ‘C’ + *	24,643,980	38,722
Sky PLC	193,218	3,151,660
Smiths Group PLC	113,166	2,005,552
Standard Chartered PLC	135,199	2,162,736
WPP PLC	249,261	5,593,011

		43,232,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
United States - 3.2%

NCR Corp *	8,277	$249,138
Valeant Pharmaceuticals International Inc *	7,475	1,660,571
Yum! Brands Inc	49,678	4,474,994

		6,384,703

Total Common Stocks (Cost $134,790,567)		198,622,947

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,175,514	1,175,514

Total Short-Term Investment (Cost $1,175,514)		1,175,514

TOTAL INVESTMENTS - 99.7% (Cost $137,243,604)		200,872,634

OTHER ASSETS & LIABILITIES, NET - 0.3%		703,749

NET ASSETS - 100.0%		$201,576,383

Notes to Schedule of Investments

(a)	As of June 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	20.1%
Financials	17.2%
Consumer Staples	15.7%
Health Care	12.4%
Information Technology	10.8%
Industrials	10.7%
Materials	7.8%
Others (each less than 3.0%)	5.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	An investment with a value of $38,722 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,074,173	$1,074,173	$—	$—
	Common Stocks
	Australia	1,247,563	—	1,247,563	—
	Belgium	1,410,237	—	1,410,237	—
	Canada	6,283,100	6,283,100	—	—
	China	501,682	501,682	—	—
	Denmark	1,141,200	—	1,141,200	—
	France	26,228,916	—	26,228,916	—
	Germany	23,175,172	—	23,175,172	—
	Hong Kong	6,963,833	—	6,963,833	—
	India	2,603,252	—	2,603,252	—
	Israel	670,129	670,129	—	—
	Japan	26,405,170	—	26,405,170	—
	Netherlands	11,700,550	—	11,700,550	—
	Singapore	4,163,526	—	4,163,526	—
	South Korea	1,596,057	—	1,596,057	—
	Spain	2,192,270	—	2,192,270	—
	Sweden	2,484,774	—	2,484,774	—
	Switzerland	25,029,631	—	25,029,631	—
	Taiwan	5,208,423	4,236,891	971,532	—
	United Kingdom	43,232,759	1,904,995	41,289,042	38,722
	United States	6,384,703	6,384,703	—	—

		198,622,947	19,981,500	178,602,725	38,722

	Short-Term Investment	1,175,514	1,175,514	—	—

	Total	$200,872,634	$22,231,187	$178,602,725	$38,722

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Japan - 0.0%

Oak Capital Corp Exercise @ JPY 292 Exp 07/31/15 +	86,200	$1,761

Total Warrants (Cost $0)		1,761

PREFERRED STOCKS - 0.2%

Germany - 0.2%

Jungheinrich AG	4,892	331,534

Total Preferred Stocks (Cost $307,684)		331,534

COMMON STOCKS - 98.2%

Australia - 5.7%

Alumina Ltd	313,784	368,176
Aveo Group	163,081	323,153
Beach Energy Ltd	373,221	300,533
Cabcharge Australia Ltd	98,506	276,757
Cover-More Group Ltd	160,294	292,701
CSR Ltd	137,032	387,156
DuluxGroup Ltd	99,493	436,278
Echo Entertainment Group Ltd	156,064	522,286
Federation Centres REIT >>	201,872	454,028
Genworth Mortgage Insurance Australia Ltd	90,705	218,394
Harvey Norman Holdings Ltd	88,068	304,710
Independence Group NL	83,168	265,651
JB Hi-Fi Ltd	24,995	375,170
M2 Group Ltd	55,144	453,081
Nufarm Ltd	83,662	464,686
Orora Ltd	294,270	471,474
OzForex Group Ltd	160,294	274,185
Sandfire Resources NL	82,801	365,384
Slater & Gordon Ltd	69,122	189,546
Steadfast Group Ltd	295,194	366,358
Veda Group Ltd	217,999	375,636
Western Areas Ltd	100,233	248,169

		7,733,512

Austria - 0.6%

ams AG	7,879	344,611
Zumtobel Group AG	13,810	410,054

		754,665

Belgium - 1.3%

bpost SA	11,355	312,287
Melexis NV	9,161	530,962
Nyrstar NV *	119,074	426,208
Ontex Group NV	15,325	459,750

		1,729,207

Canada - 6.9%

Advantage Oil & Gas Ltd *	69,200	437,694
Aimia Inc	26,300	286,373
Birchcliff Energy Ltd *	57,100	318,645
Canfor Pulp Products Inc	25,500	319,720
Cascades Inc	61,600	352,634
CCL Industries Inc ‘B’	4,300	527,430
Celestica Inc *	22,500	261,930
Chorus Aviation Inc	85,600	452,330
Concordia Healthcare Corp	4,000	289,031
Empire Co Ltd ‘A’	3,400	239,470

	Shares	Value
Enerflex Ltd	23,500	$254,003
Great Canadian Gaming Corp *	18,000	346,021
Intertape Polymer Group Inc	27,000	404,676
Linamar Corp	6,300	409,172
Lucara Diamond Corp	100,600	160,283
Martinrea International Inc	43,500	464,952
Milestone Apartments REIT	34,800	349,393
Parex Resources Inc *	42,000	352,074
Parkland Fuel Corp	18,200	362,543
Pason Systems Inc	19,000	339,688
Sandvine Corp *	93,900	269,897
SEMAFO Inc *	91,400	245,880
Sierra Wireless Inc *	14,000	348,040
The Intertain Group Ltd *	34,600	477,308
Transcontinental Inc ‘A’	32,700	402,925
Western Energy Services Corp	78,000	361,585
Westshore Terminals Investment Corp	16,000	389,560

		9,423,257

China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	256,000	268,970

Denmark - 1.6%

Bakkafrost PF	13,570	362,984
NKT Holding AS	5,927	339,746
Royal Unibrew AS	12,070	413,638
Sydbank AS	16,332	625,439
Topdanmark AS *	9,420	252,341
Tryg AS	10,970	228,373

		2,222,521

Finland - 0.5%

Valmet OYJ	28,064	316,157
YIT OYJ	47,542	339,468

		655,625

France - 6.2%

Coface SA *	37,461	435,413
Eiffage SA	6,628	368,430
Eutelsat Communications SA	14,605	471,152
Faurecia	11,078	455,213
Gaztransport Et Technigaz SA	7,317	462,646
Ipsen SA	6,843	377,407
IPSOS	15,195	392,516
Peugeot SA *	47,917	983,380
Saft Groupe SA	7,795	304,087
SCOR SE	18,548	653,826
Societe BIC SA	3,358	535,997
Technicolor SA	55,578	362,399
UBISOFT Entertainment *	25,043	446,999
Valeo SA	6,803	1,075,433
Veolia Environnement SA	34,095	694,606
Wendel SA	3,223	394,930

		8,414,434

Germany - 4.8%

Aareal Bank AG	8,505	333,843
Aurubis AG	7,581	445,295
Deutz AG	63,590	364,218
Dialog Semiconductor PLC *	14,475	782,449
Freenet AG	14,256	480,059
Hannover Rueck SE	5,000	484,857
HOCHTIEF AG	4,372	338,613
KION Group AG	8,259	395,577
Krones AG	3,141	328,222
Nordex SE *	22,971	550,212
OSRAM Licht AG	10,032	480,218
Pfeiffer Vacuum Technology AG	525	46,782
Software AG	16,972	465,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Talanx AG	10,992	$337,433
United Internet AG	14,077	625,706

		6,458,666

Hong Kong - 3.1%

Dah Sing Banking Group Ltd	232,000	506,857
Fortune REIT	360,900	363,839
HK Electric Investments & HK Electric Investments Ltd	554,500	379,580
Hutchison Telecommunications Hong Kong Holdings Ltd	696,000	289,092
Kerry Properties Ltd	95,500	372,624
Lifestyle International Holdings Ltd	131,500	243,264
Man Wah Holdings Ltd	300,000	294,130
Orient Overseas International Ltd	48,500	247,014
SmarTone Telecommunications Holdings Ltd	180,000	313,720
Texwinca Holdings Ltd	388,000	410,357
The United Laboratories International Holdings Ltd *	500,000	358,715
Value Partners Group Ltd	248,000	391,011

		4,170,203

Ireland - 0.6%

Grafton Group PLC	38,716	471,760
UDG Healthcare PLC	40,694	312,760

		784,520

Israel - 1.2%

Israel Discount Bank Ltd ‘A’ *	168,295	322,904
Mizrahi Tefahot Bank Ltd	33,633	417,134
Radware Ltd *	11,500	255,300
Syneron Medical Ltd *	28,490	302,564
Tower Semiconductor Ltd *	21,012	326,149

		1,624,051

Italy - 2.4%

Amplifon SpA	68,482	533,320
Anima Holding SpA	65,687	577,135
Brembo SpA	11,585	493,840
ERG SpA	34,077	408,802
Moncler SPA	20,218	373,798
Salini Impregilo SpA	90,665	414,429
Saras SpA *	260,777	462,734

		3,264,058

Japan - 21.2%

Asahi Holdings Inc	18,200	309,789
Asatsu-DK Inc	14,600	345,531
ASKA Pharmaceutical Co Ltd	23,700	259,702
Central Glass Co Ltd	80,000	335,065
CyberAgent Inc	7,000	331,451
Daihen Corp	75,000	382,856
Daikyonishikawa Corp	8,500	290,559
Daiwabo Holdings Co Ltd	183,000	363,230
Denki Kagaku Kogyo KK	82,000	364,294
Eiken Chemical Co Ltd	15,600	311,370
Fuji Electric Co Ltd	64,000	275,035
Fujimi Inc	16,100	241,812
Fujitsu General Ltd	32,000	411,373
HANEDA ZENITH HOLDINGS Co Ltd	97,500	223,002
Happinet Corp	23,000	241,412
Haseko Corp	52,100	614,261
Heiwado Co Ltd	13,900	344,612
Hitachi Maxell Ltd	20,400	329,352
Iino Kaiun Kaisha Ltd	41,000	195,549
Japan Aviation Electronics Industry Ltd	19,000	516,074
Japan Medical Dynamic Marketing Inc	51,400	214,886
Jeol Ltd	48,000	217,191
Kaken Pharmaceutical Co Ltd	18,000	626,755
Kawasaki Kisen Kaisha Ltd	148,000	349,226

	Shares	Value
Keihin Corp	23,100	$330,378
Kinden Corp	30,000	399,034
Kyudenko Corp	28,000	502,825
Lasertec Corp	25,600	353,750
Leopalace21 Corp *	58,700	359,254
Meidensha Corp	99,000	371,887
Meisei Industrial Co Ltd	51,000	263,986
Mirait Holdings Corp	23,100	269,020
Nakanishi Inc	7,700	304,394
Nexon Co Ltd	32,500	446,748
Nichi-iko Pharmaceutical Co Ltd	18,900	511,608
Nihon Unisys Ltd	33,300	342,527
Nikkiso Co Ltd	39,300	412,084
Nippon Paper Industries Co Ltd	17,200	301,430
Nippon Piston Ring Co Ltd	149,000	279,562
Nippon Suisan Kaisha Ltd	118,300	338,137
Nippon Thompson Co Ltd	63,000	352,949
Nishimatsuya Chain Co Ltd	39,200	394,237
Nissha Printing Co Ltd	21,300	363,672
North Pacific Bank Ltd	90,000	400,803
NTN Corp	68,000	427,418
OAK Capital Corp	86,200	209,037
Obayashi Road Corp	46,000	247,002
Okasan Securities Group Inc	41,000	288,680
Oracle Corp	7,400	309,008
Pacific Metals Co Ltd *	103,000	312,918
Riso Kagaku Corp	17,200	325,004
Round One Corp	51,900	253,065
S Foods Inc	14,100	285,351
San-A Co Ltd	8,600	381,617
Sanden Holdings Corp	65,000	302,531
Sankyu Inc	82,000	447,881
Sanyo Special Steel Co Ltd	112,000	521,286
SCREEN Holdings Co Ltd	53,000	336,388
Senshu Ikeda Holdings Inc	67,200	305,209
Sumitomo Osaka Cement Co Ltd	115,000	425,298
Sumitomo Real Estate Sales Co Ltd	16,000	403,644
T-Gaia Corp	21,400	338,575
Takara Leben Co Ltd	59,400	353,514
Takasago Thermal Engineering Co Ltd	26,900	325,974
Takuma Co Ltd	54,000	343,898
TOA ROAD Corp	82,000	318,106
Toagosei Co Ltd	47,500	395,951
Toho Gas Co Ltd	87,000	515,033
Toho Zinc Co Ltd	115,000	359,630
Token Corp	7,400	467,017
Tokyo Seimitsu Co Ltd	15,000	327,732
Tokyo Tekko Co Ltd	71,000	360,759
Toridoll.Corp	22,200	293,501
Tosei Corp	47,200	336,201
Towa Corp	64,100	513,751
Toyo Ink SC Holdings Co Ltd	52,000	208,480
Tsubakimoto Chain Co	37,000	361,645
Tsuruha Holdings Inc	4,800	373,489
Yamaichi Electronics Co Ltd	44,800	482,848
Yuasa Trading Co Ltd	18,200	435,489
Zenkoku Hosho Co Ltd	14,600	518,531

		28,804,133

Jordan - 0.3%

Hikma Pharmaceuticals PLC	13,393	407,362

Malaysia - 0.2%

Silverlake Axis Ltd	295,200	214,788

Netherlands - 2.7%

ASM International NV	7,051	326,947
BE Semiconductor Industries NV	14,749	412,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Boskalis Westminster NV	11,295	$554,481
Corbion NV	16,444	325,990
Delta Lloyd NV	23,427	385,381
Euronext NV	6,651	262,459
PostNL NV *	96,660	431,262
TKH Group NV	14,000	586,043
Wessanen	48,765	428,987

		3,714,160

Norway - 0.3%

BW Offshore Ltd	249,139	160,402
Protector Forsikring Asa	29,552	255,762

		416,164

Portugal - 0.8%

NOS SGPS SA	57,336	458,153
REN - Redes Energeticas Nacionais SGPS SA	115,345	322,763
Sonae SGPS SA	257,651	337,779

		1,118,695

Singapore - 1.1%

CDL Hospitality Trusts REIT >>	219,000	265,846
M1 Ltd	97,000	233,314
Mapletree Greater China Commercial Trust REIT	412,709	312,488
Mapletree Logistics Trust REIT	458,000	384,916
Starhill Global REIT	423,600	276,775

		1,473,339

South Africa - 0.6%

Mondi PLC	40,803	877,696

South Korea - 3.9%

Asiana Airlines Inc *	63,683	359,558
Choong Ang Vaccine Laboratory	22,429	312,573
Dongwon F&B Co Ltd	1,498	504,492
Hanjin Shipping Co Ltd *	51,221	264,034
Hanwha Life Insurance Co Ltd	39,478	279,471
Hyundai Mipo Dockyard Co Ltd *	4,150	241,552
Korea United Pharm Inc	21,774	507,101
Mirae Asset Securities Co Ltd	10,932	493,667
Osstem Implant Co Ltd *	9,717	591,982
S-Oil Corp	4,776	290,514
Seah Besteel Corp	9,496	370,110
SFA Engineering Corp	6,000	264,395
Solid Inc	41,895	229,773
Tongyang Life Insurance	44,857	612,014

		5,321,236

Spain - 3.2%

Acciona SA	5,074	382,784
Acerinox SA	32,562	451,550
Almirall SA	7,623	150,946
Bolsas y Mercados Espanoles SHMSF SA	10,285	415,518
Cia de Distribucion Integral Logista Holdings SA	17,384	344,922
Gamesa Corp Tecnologica SA	53,425	840,520
Grupo Catalana Occidente SA	13,649	424,474
Mediaset Espana Comunicacion SA	32,159	421,113
Melia Hotels International SA	38,929	515,242
Zeltia SA *	112,064	459,366

		4,406,435

Sweden - 2.4%

Axfood AB	20,984	334,800
BillerudKorsnas AB	33,537	527,144
Clas Ohlson AB ‘B’	22,881	401,598
Hemfosa Fastigheter AB	24,160	246,102
Hexpol AB	38,610	397,573
Intrum Justitia AB	13,031	394,301
Inwido AB	35,114	382,280

	Shares	Value
JM AB	13,591	$370,419
Medivir AB ‘B’ *	24,034	203,662

		3,257,879

Switzerland - 7.1%

Actelion Ltd	7,550	1,107,159
Adecco SA	10,181	828,207
Ascom Holding AG	15,434	271,463
Autoneum Holding AG	1,690	333,917
Baloise Holding AG	5,160	628,775
Cembra Money Bank AG	6,506	396,086
Flughafen Zuerich AG	626	483,578
Forbo Holding AG	410	487,035
Gategroup Holding AG	4,687	147,666
Geberit AG	1,038	346,583
Givaudan SA	435	753,845
Julius Baer Group Ltd	12,671	711,843
Leonteq AG	2,912	504,361
Lonza Group AG	5,432	727,249
Oriflame Holding AG *	3,098	50,077
Partners Group Holding AG	1,687	503,730
Rieter Holding AG	1,584	249,931
Straumann Holding AG	1,583	433,887
Swiss Life Holding AG	2,836	650,317

		9,615,709

Thailand - 0.2%

GFPT PCL NVDR	932,204	331,485

United Kingdom - 18.8%

3i Group PLC	101,296	821,303
Acacia Mining PLC	77,282	366,209
Alent PLC	65,138	377,170
Barratt Developments PLC	84,426	814,773
Beazley PLC	114,085	530,067
Bellway PLC	19,878	740,046
Berendsen PLC	26,931	430,768
Berkeley Group Holdings PLC	11,759	618,991
Betfair Group PLC	9,968	376,429
Big Yellow Group PLC REIT	36,433	364,548
Bodycote PLC	38,255	404,857
Booker Group PLC	194,241	514,699
Britvic PLC	24,313	274,447
Chemring Group PLC	101,478	351,185
Close Brothers Group PLC	18,324	440,443
Daily Mail & General Trust PLC ‘A’	27,082	394,802
Debenhams PLC	362,568	508,958
Derwent London PLC REIT	10,186	543,898
Dixons Carphone PLC	70,834	504,352
Domino’s Pizza Group PLC	33,153	404,382
DS Smith PLC	106,468	645,336
Galliford Try PLC	22,391	611,558
Genus PLC	12,815	287,040
Go-Ahead Group PLC	10,299	425,947
Greene King PLC	23,133	306,682
Hansteen Holdings PLC REIT	185,277	336,638
Hays PLC	240,340	616,588
Inchcape PLC	50,584	643,739
Inmarsat PLC	23,985	344,601
Intermediate Capital Group PLC	68,402	591,379
John Wood Group PLC	41,736	422,362
Kier Group PLC	11,989	268,063
Laird PLC	73,483	424,236
LondonMetric Property PLC REIT	185,229	469,369
Man Group PLC	184,662	455,087
Northgate PLC	32,126	290,276
OneSavings Bank PLC	69,671	345,036
Pace PLC	81,813	478,436
Persimmon PLC	31,776	987,519

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Phoenix Group Holdings	19,637	$252,833
Poundland Group PLC	64,843	329,502
Premier Foods PLC *	450,384	267,036
QinetiQ Group PLC	127,240	448,648
Rathbone Brothers PLC	275	9,277
Rightmove PLC	10,610	545,849
Safestore Holdings PLC REIT	86,754	384,902
Savills PLC	23,995	356,476
Segro PLC REIT	89,474	569,813
St James’s Place PLC	37,955	539,990
ST Modwen Properties PLC	37,298	265,778
Synthomer PLC	72,168	353,337
Taylor Wimpey PLC	256,646	748,523
Vesuvius PLC	44,630	298,355
WH Smith PLC	18,538	444,801
Workspace Group PLC REIT	33,537	473,110
WS Atkins PLC	20,887	496,965

		25,517,414

United States - 0.3%

AVG Technologies NV *	15,500	421,755

Total Common Stocks (Cost $122,446,261)		133,401,939

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	1,732,630	1,732,630

Total Short-Term Investment (Cost $1,732,630)		1,732,630

TOTAL INVESTMENTS - 99.7% (Cost $124,486,575)		135,467,864

OTHER ASSETS & LIABILITIES, NET - 0.3%		437,577

NET ASSETS - 100.0%		$135,905,441

Notes to Schedule of Investments

(a)	As of June 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	20.5%
Industrials	20.1%
Consumer Discretionary	18.5%
Materials	11.0%
Information Technology	9.1%
Health Care	7.5%
Consumer Staples	4.8%
Energy	3.6%
Others (each less than 3.0%)	4.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	An investment with a value of $1,761or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1,761	$—	$1,761	$—
	Preferred Stocks (1)	331,534	—	331,534	—
	Common Stocks
	Australia	7,733,512	—	7,733,512	—
	Austria	754,665	—	754,665	—
	Belgium	1,729,207	—	1,729,207	—
	Canada	9,423,257	9,423,257	—	—
	China	268,970	—	268,970	—
	Denmark	2,222,521	—	2,222,521	—
	Finland	655,625	—	655,625	—
	France	8,414,434	—	8,414,434	—
	Germany	6,458,666	—	6,458,666	—
	Hong Kong	4,170,203	—	4,170,203	—
	Ireland	784,520	—	784,520	—
	Israel	1,624,051	557,864	1,066,187	—
	Italy	3,264,058	—	3,264,058	—
	Japan	28,804,133	—	28,804,133	—
	Jordan	407,362	—	407,362	—
	Malaysia	214,788	—	214,788	—
	Netherlands	3,714,160	—	3,714,160	—
	Norway	416,164	—	416,164	—
	Portugal	1,118,695	—	1,118,695	—
	Singapore	1,473,339	—	1,473,339	—
	South Africa	877,696	—	877,696	—
	South Korea	5,321,236	—	5,321,236	—
	Spain	4,406,435	—	4,406,435	—
	Sweden	3,257,879	—	3,257,879	—
	Switzerland	9,615,709	50,077	9,565,632	—
	Thailand	331,485	—	331,485	—
	United Kingdom	25,517,414	9,277	25,508,137	—
	United States	421,755	421,755	—	—

		133,401,939	10,462,230	122,939,709	—

	Short-Term Investment	1,732,630	1,732,630	—	—

	Total	$135,467,864	$12,194,860	$123,273,004	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA *	109,781	$56,911

Total Rights (Cost $60,256)		56,911

PREFERRED STOCKS - 1.4%

Brazil - 0.6%

Itau Unibanco Holding SA ADR	78,654	861,261

Germany - 0.8%

Porsche Automobil Holding SE	13,179	1,109,923

Total Preferred Stocks (Cost $2,238,040)		1,971,184

COMMON STOCKS - 96.6%

Australia - 4.3%

Australia & New Zealand Banking Group Ltd	94,440	2,340,169
BHP Billiton PLC	65,170	1,280,096
Goodman Group REIT	250,064	1,206,650
Oil Search Ltd	191,114	1,043,470

		5,870,385

Belgium - 1.2%

Solvay SA	12,208	1,678,020

China - 0.5%

Industrial & Commercial Bank of China Ltd ‘H’	812,000	642,241

Finland - 1.1%

UPM-Kymmene OYJ	85,886	1,524,164

France - 12.9%

Airbus Group SE	12,403	803,570
AXA SA	102,596	2,585,472
BNP Paribas SA	42,503	2,562,643
Cap Gemini SA	12,564	1,114,589
GDF Suez	69,032	1,279,260
Publicis Groupe SA	8,511	628,575
Renault SA	20,599	2,151,301
Societe Generale SA	17,218	803,303
Sodexo SA	11,840	1,123,520
Thales SA	17,826	1,078,422
TOTAL SA	69,721	3,392,453

		17,523,108

Germany - 7.4%

Bayer AG	15,117	2,115,293
Brenntag AG	15,341	879,286
Daimler AG	23,337	2,123,158
Deutsche Bank AG	39,820	1,195,960
Deutsche Telekom AG	39,719	683,777
HeidelbergCement AG	12,096	959,023
Infineon Technologies AG	81,794	1,014,981
TUI AG	69,752	1,130,549

		10,102,027

	Shares	Value
Hong Kong - 1.5%

Cheung Kong Property Holdings Ltd *	85,021	$705,261
CK Hutchison Holdings Ltd	92,021	1,349,376

		2,054,637

Ireland - 1.9%

Ryanair Holdings PLC ADR	16,974	1,211,095
Shire PLC	16,835	1,353,242

		2,564,337

Italy - 4.5%

Enel SPA	463,824	2,097,032
Intesa Sanpaolo SPA	432,974	1,567,942
Telecom Italia SPA *	1,248,497	1,583,707
UniCredit SPA	138,837	931,462

		6,180,143

Japan - 23.5%

Daikin Industries Ltd	13,400	963,583
Daiwa House Industry Co Ltd	72,500	1,688,976
Dentsu Inc	19,200	1,001,117
Hitachi Ltd	182,000	1,198,793
Japan Airlines Co Ltd	43,600	1,519,636
Japan Tobacco Inc	29,600	1,053,411
Kawasaki Heavy Industries Ltd	218,000	1,016,217
Mitsubishi Corp	60,400	1,326,372
Mitsubishi UFJ Financial Group Inc	562,000	4,021,628
Mitsui Fudosan Co Ltd	66,000	1,842,678
Mitsui OSK Lines Ltd	258,000	824,378
Nippon Telegraph & Telephone Corp	69,800	2,526,187
Nissan Motor Co Ltd	136,900	1,422,042
ORIX Corp	71,000	1,060,031
Seven & i Holdings Co Ltd	26,700	1,146,551
Sompo Japan Nipponkoa Holdings Inc	41,800	1,532,717
Sony Corp *	68,700	1,949,519
Sumitomo Mitsui Financial Group Inc	35,000	1,555,205
Toyota Motor Corp	64,700	4,327,214

		31,976,255

Luxembourg - 1.1%

ArcelorMittal	156,118	1,520,019

Netherlands - 3.6%

ING Groep NV CVA	135,105	2,240,287
Koninklijke KPN NV	419,520	1,610,081
NN Group NV	38,495	1,081,200

		4,931,568

Norway - 2.0%

DNB ASA	77,317	1,288,128
Norsk Hydro ASA	341,041	1,437,180

		2,725,308

Singapore - 1.2%

DBS Group Holdings Ltd	103,100	1,581,961

South Korea - 1.1%

Samsung Electronics Co Ltd	1,285	1,459,739

Spain - 2.0%

Bankia SA *	625,502	795,600
Repsol SA	109,781	1,932,536

		2,728,136

Sweden - 1.3%

Electrolux AB ‘B’	57,972	1,813,910

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Switzerland - 7.4%

Credit Suisse Group AG	58,989	$1,620,868
Nestle SA	22,743	1,643,990
Novartis AG	28,476	2,812,655
Roche Holding AG	8,462	2,375,736
Zurich Insurance Group AG	5,180	1,578,940

		10,032,189

United Kingdom - 18.1%

AstraZeneca PLC	20,097	1,277,868
Aviva PLC	246,529	1,910,814
BAE Systems PLC	120,319	853,915
Barclays PLC	619,552	2,533,629
BG Group PLC	133,176	2,216,115
British American Tobacco PLC	25,175	1,352,975
Dixons Carphone PLC	150,240	1,069,739
InterContinental Hotels Group PLC	29,322	1,182,946
Lloyds Banking Group PLC	1,422,917	1,910,101
National Grid PLC	123,305	1,585,623
Prudential PLC	101,277	2,443,859
SABMiller PLC	12,944	671,058
Vodafone Group PLC	1,104,458	4,027,424
Wolseley PLC	26,235	1,672,990

		24,709,056

Total Common Stocks (Cost $117,518,612)		131,617,203

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,434,639	1,434,639

Total Short-Term Investment (Cost $1,434,639)		1,434,639

TOTAL INVESTMENTS - 99.1% (Cost $121,251,547)		135,079,937

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,164,034

NET ASSETS - 100.0%		$136,243,971

Notes to Schedule of Investments

(a)	As of June 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	33.8%
Consumer Discretionary	15.4%
Industrials	9.9%
Telecommunication Services	7.7%
Health Care	7.3%
Energy	6.3%
Materials	6.2%
Consumer Staples	4.3%
Utilities	3.6%
Information Technology	3.5%
Others (each less than 3.0%)	1.1%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	7,536,493	USD	5,949,134	08/15	CIT	($146,636)
CAD	118,622	USD	98,395	08/15	CIT	(3,470)
CHF	6,024,907	USD	6,334,506	08/15	BRC	118,754
DKK	4,657,499	EUR	625,073	08/15	HSB	(484)
DKK	11,197,247	USD	1,656,270	08/15	HSB	18,759
EUR	233,010	NOK	1,966,315	08/15	CIT	9,329
EUR	861,366	USD	963,177	08/15	CIT	(2,400)
EUR	1,198,625	USD	1,345,627	08/15	GSC	(8,668)
EUR	407,692	USD	461,471	08/15	MER	(6,727)
EUR	285,598	USD	323,858	08/15	MSC	(5,299)
EUR	3,753,466	USD	4,160,465	08/15	RBC	26,192
EUR	1,058,930	USD	1,184,674	08/15	SCB	(3,531)
EUR	507,564	USD	571,730	08/15	SGN	(5,588)
EUR	270,938	USD	303,840	08/15	SSB	(1,634)
GBP	197,782	AUD	405,475	08/15	BRC	(7,351)
GBP	269,079	USD	421,146	08/15	ANZ	1,533
GBP	762,031	USD	1,164,827	08/15	DUB	32,200
GBP	527,842	USD	805,598	08/15	GSC	23,557
GBP	275,720	USD	429,572	08/15	HSB	3,538
GBP	944,327	USD	1,439,127	08/15	RBC	44,258
GBP	360,560	USD	551,109	08/15	SCB	15,273
GBP	400,560	USD	629,094	08/15	SSB	121
HKD	2,383,080	USD	307,380	08/15	HSB	41
HKD	10,073,808	USD	1,299,785	08/15	RBC	(247)
JPY	42,166,799	GBP	227,944	08/15	DUB	(7,516)
JPY	53,404,265	SEK	3,850,177	08/15	BRC	(28,243)
JPY	86,753,513	USD	696,033	08/15	ANZ	13,140
JPY	47,954,743	USD	396,937	08/15	DUB	(4,928)
JPY	165,764,561	USD	1,395,128	08/15	RBC	(40,074)
JPY	63,953,887	USD	510,511	08/15	SSB	12,285
SEK	26,748,211	USD	3,182,847	08/15	BRC	46,244
SGD	1,294,353	USD	977,231	08/15	SSB	(16,763)
USD	686,904	AUD	878,639	08/15	MSC	10,422
USD	430,105	CHF	394,484	08/15	ANZ	7,574
USD	550,276	CHF	515,535	08/15	CSF	(1,911)
USD	645,470	CHF	595,674	08/15	DUB	7,446
USD	508,816	CHF	478,895	08/15	HSB	(4,127)
USD	1,082,950	CHF	999,808	08/15	UBS	12,058
USD	314,916	EUR	276,265	08/15	ANZ	6,767
USD	10,685,419	EUR	9,699,681	08/15	GSC	(133,709)
USD	376,783	EUR	334,398	08/15	HSB	3,791
USD	247,480	EUR	224,420	08/15	MER	(2,841)
USD	2,158,431	EUR	1,977,150	08/15	MSC	(46,903)
USD	286,352	EUR	255,460	08/15	RBS	1,409
USD	1,081,071	EUR	959,772	08/15	SCB	10,530
USD	547,979	EUR	487,721	08/15	SSB	3,970
USD	639,715	GBP	415,819	08/15	BRC	(13,469)
USD	3,439,496	GBP	2,226,479	08/15	CSF	(57,941)
USD	944,089	GBP	607,425	08/15	GSC	(10,078)
USD	387,738	GBP	250,789	08/15	HSB	(6,211)
USD	2,156,025	GBP	1,416,599	08/15	MSC	(69,222)
USD	300,758	HKD	2,330,896	08/15	MSC	68
USD	1,757,751	JPY	208,869,039	08/15	CIT	50,336
USD	390,069	JPY	48,501,686	08/15	DUB	(6,412)
USD	1,228,833	JPY	146,617,496	08/15	GSC	30,297
USD	1,024,807	JPY	122,158,676	08/15	HSB	26,212
USD	1,704,296	JPY	202,684,242	08/15	MSC	47,439
USD	1,829,332	NOK	13,997,742	08/15	RBC	45,564
USD	324,755	SEK	2,708,445	08/15	DUB	(2,213)
USD	403,436	SGD	544,838	08/15	ANZ	(858)

Total Forward Foreign Currency Contracts						($16,347)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$56,911	$56,911	$–	$–
	Preferred Stocks
	Brazil	861,261	861,261	–	–
	Germany	1,109,923	–	1,109,923	–

		1,971,184	861,261	1,109,923	–

	Common Stocks
	Australia	5,870,385	–	5,870,385	–
	Belgium	1,678,020	–	1,678,020	–
	China	642,241	–	642,241	–
	Finland	1,524,164	–	1,524,164	–
	France	17,523,108	–	17,523,108	–
	Germany	10,102,027	–	10,102,027	–
	Hong Kong	2,054,637	705,261	1,349,376	–
	Ireland	2,564,337	1,211,095	1,353,242	–
	Italy	6,180,143	–	6,180,143	–
	Japan	31,976,255	–	31,976,255	–
	Luxembourg	1,520,019	–	1,520,019	–
	Netherlands	4,931,568	–	4,931,568	–
	Norway	2,725,308	–	2,725,308	–
	Singapore	1,581,961	–	1,581,961	–
	South Korea	1,459,739	–	1,459,739	–
	Spain	2,728,136	–	2,728,136	–
	Sweden	1,813,910	–	1,813,910	–
	Switzerland	10,032,189	–	10,032,189	–
	United Kingdom	24,709,056	–	24,709,056	–

		131,617,203	1,916,356	129,700,847	–

	Short-Term Investment	1,434,639	1,434,639	–	–
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	629,107	–	629,107	–

	Total Assets	135,709,044	4,269,167	131,439,877	–

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(645,454)	–	(645,454)	–

	Total Liabilities	(645,454)	–	(645,454)	–

	Total	$135,063,590	$4,269,167	$130,794,423	$–

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.9%

Canada - 0.4%

Transcanada Trust 5.625% due 05/20/75 §	$400,000	$405,435

Denmark - 0.6%

TDC AS 1.750% due 02/27/27 ~	EUR 310,000	317,236
3.500% due 02/26/15 § ~	310,000	332,402

		649,638

Finland - 0.4%

Nokia OYJ 6.625% due 05/15/39	$380,000	414,200

France - 3.0%

Credit Agricole Assurances SA 4.250% § ± ~	EUR 400,000	429,775
Electricite de France SA 4.125% § ± ~	200,000	229,091
5.000% § ± ~	600,000	698,678
Groupama SA 6.375% § ± ~	500,000	570,665
Orange SA 4.000% § ± ~	380,000	431,896
5.000% § ± ~	390,000	449,425
TOTAL SA 2.250% § ± ~	300,000	324,669

		3,134,199

Germany - 1.8%

Bayer AG 3.750% due 07/01/74 § ~	565,000	634,924
Bertelsmann SE & Co KGaA 3.000% due 04/23/75 § ~	300,000	320,492
ZF North America Capital Inc 2.250% due 04/26/19 ~	800,000	887,422

		1,842,838

Ireland - 0.7%

Baggot Securities Ltd 10.240% ± ~	620,000	714,640
LCH Clearnet SA 6.576% § ±	50,000	58,705

		773,345

Italy - 2.6%

Autostrada Brescia Verona Vicenza Padova SPA 2.375% due 03/20/20 ~	250,000	274,968
Enel SPA 5.000% due 01/15/75 § ~	780,000	912,020
6.500% due 01/10/74 § ~	330,000	402,358
Generali Finance BV 4.596% § ± ~	371,000	395,669
Unipol Gruppo Finanziario SPA 3.000% due 03/18/25 ~	710,000	742,592

		2,727,607

Netherlands - 0.6%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.500% § ± ~	570,000	641,820

Portugal - 0.5%

EDP Finance BV 2.625% due 01/18/22 ~	510,000	571,503

	Principal Amount	Value
Spain - 1.4%

Telefonica Europe BV 4.200% § ± ~	EUR 400,000	$454,296
5.000% § ± ~	300,000	348,964
5.875% § ± ~	500,000	591,882
6.500% § ± ~	100,000	122,337

		1,517,479

Switzerland - 2.9%

Credit Suisse AG 0.301% due 07/22/16 § ~	760,000	847,545
UBS AG 4.750% due 05/22/23 § ~	$610,000	616,383
4.750% due 02/12/26 § ~	EUR 850,000	1,006,923
5.125% due 05/15/24 ~	$560,000	554,987

		3,025,838

United Kingdom - 4.9%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 450,000	727,107
4.720% due 07/02/43 ~	250,000	417,028
5.500% due 07/31/43 ~	350,000	547,679
6.269% due 07/02/43 ~	250,000	472,471
LBG Capital No.2 PLC 15.000% due 12/21/19 ~	560,000	1,251,650
15.000% due 12/21/19 ~	EUR 340,000	574,210
Sky PLC 1.875% due 11/24/23	520,000	572,925
2.500% due 09/15/26	460,000	517,407

		5,080,477

United States - 7.1%

Atwood Oceanics Inc 6.500% due 02/01/20	$184,000	178,480
CNO Financial Group Inc 5.250% due 05/30/25	270,000	275,049
Continental Resources Inc 3.800% due 06/01/24	141,000	128,430
4.500% due 04/15/23	200,000	192,918
DIRECTV Holdings LLC 6.000% due 08/15/40	530,000	550,119
Energy Transfer Equity LP 5.500% due 06/01/27	332,000	331,170
General Motors Co 6.250% due 10/02/43	750,000	838,017
International Game Technology PLC 4.125% due 02/15/20 ~	EUR 180,000	199,168
4.750% due 02/15/23 ~	240,000	258,540
6.250% due 02/15/22 ~	$210,000	201,600
6.500% due 02/15/25 ~	210,000	195,300
Kinder Morgan Inc
1.500% due 03/16/22	EUR 160,000	171,978
2.250% due 03/16/27	150,000	155,856
5.300% due 12/01/34	$170,000	157,154
KLA-Tencor Corp 4.650% due 11/01/24	1,260,000	1,258,472
Seagate HDD Cayman 4.875% due 06/01/27 ~	990,000	962,867
Select Income REIT 4.150% due 02/01/22	137,000	135,672
4.500% due 02/01/25	83,000	80,237
The Priceline Group Inc 1.800% due 03/03/27	EUR 360,000	354,837

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Walgreens Boots Alliance Inc 2.125% due 11/20/26	EUR 230,000	$247,037
4.500% due 11/18/34	$215,000	202,213
4.800% due 11/18/44	365,000	343,546

		7,418,660

Total Corporate Bonds & Notes (Cost $29,395,806)		28,203,039

U.S. TREASURY OBLIGATIONS - 2.6%

U.S. Treasury Bonds - 2.6%

3.000% due 05/15/45	2,757,900	2,690,246

Total U.S. Treasury Obligations (Cost $2,766,211)		2,690,246

FOREIGN GOVERNMENT BONDS & NOTES - 34.5%

Bulgaria - 1.7%

Bulgaria Government 2.950% due 09/03/24 ~	EUR 1,630,000	1,781,773

Chile - 1.6%

Chile Government 1.625% due 01/30/25	490,000	536,681
1.875% due 05/27/30	1,080,000	1,115,543

		1,652,224

Croatia - 1.0%

Croatia Government 3.000% due 03/11/25 ~	510,000	512,854
3.875% due 05/30/22 ~	480,000	535,370

		1,048,224

Cyprus - 3.0%

Cyprus Government 4.750% due 06/25/19 ~	2,700,000	3,160,606

Germany - 14.5%

Bundesrepublik Deutschland 0.500% due 02/15/25 ~	10,780,151	11,718,321
1.750% due 02/15/24 ~	122,000	148,890
2.500% due 07/04/44 ~	872,679	1,187,615
2.500% due 08/15/46 ~	1,122,000	1,532,750
6.250% due 01/04/30 ~	333,959	625,173

		15,212,749

Iceland - 1.8%

Iceland Government 2.500% due 07/15/20 ~	1,000,000	1,131,663
5.875% due 05/11/22 ~	$622,000	703,323

		1,834,986

Indonesia - 1.3%

Indonesia Government 2.875% due 07/08/21 ~	EUR 1,200,000	1,351,201

Israel - 0.7%

Israel Government 2.875% due 01/29/24 ~	570,000	698,377

	Principal Amount	Value
Latvia - 1.6%

Republic of Latvia 2.750% due 01/12/20 ~	$780,000	$781,950
5.250% due 06/16/21 ~	820,000	919,425

		1,701,375

Mexico - 1.5%

Mexico Government 1.625% due 03/06/24	EUR 460,000	482,575
3.000% due 03/06/45	950,000	921,531
4.000% due 03/15/15	210,000	204,156

		1,608,262

Morocco - 0.2%

Morocco Government 3.500% due 06/19/24 ~	200,000	228,099

Romania - 1.0%

Romanian Government 4.625% due 09/18/20 ~	860,000	1,083,557

Slovenia - 3.2%

Slovenia Government 4.125% due 02/18/19 ~	$380,000	396,150
4.750% due 05/10/18 ~	530,000	564,495
5.500% due 10/26/22 ~	1,520,000	1,691,304
5.850% due 05/10/23 ~	610,000	693,235

		3,345,184

Spain - 1.4%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 1,160,000	1,423,791

Total Foreign Government Bonds & Notes (Cost $37,522,200)		36,130,408

PURCHASED OPTIONS - 0.3%
(See Note (c) in Notes to Schedule of Investments) (Cost $198,682)		327,432

	Shares
SHORT-TERM INVESTMENT - 28.2%

Money Market Fund - 28.2%

BlackRock Liquidity Funds T-Fund Portfolio	29,515,893	29,515,893

Total Short-Term Investment (Cost $29,515,893)		29,515,893

TOTAL INVESTMENTS - 92.5% (Cost $99,398,792)		96,867,018

OTHER ASSETS & LIABILITIES, NET - 7.5%		7,863,654

NET ASSETS - 100.0%		$104,730,672

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (09/15)	54	$9,388
U.S. Treasury 10-Year Notes (09/15)	23	16,563

		25,951

Short Futures Outstanding
Euro-Bobl (09/15)	15	(1,422)
Euro-BTP (09/15)	138	46,456
Eurodollar (12/16)	211	(74,933)
U.S. Treasury 5-Year Notes (09/15)	32	(6,250)
U.S. Treasury 20-Year Bonds (09/15)	9	17,789
U.S. Treasury 30-Year Bonds (09/15)	8	23,250
United Kingdom 10-Year Notes (09/15)	6	(9,899)

		(5,009)

Total Futures Contracts		$20,942

(b)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	1,876,074	NOK	16,584,720	07/15	CIT	($21,315)
EUR	1,931,578	SEK	17,804,900	07/15	CIT	5,148
EUR	1,407,963	TRY	4,418,750	07/15	CSF	(62,820)
EUR	135,000	USD	150,303	07/15	CIT	248
EUR	3,300,000	USD	3,729,262	07/15	CSF	48,732
NOK	16,584,720	USD	1,900,000	07/15	CSF	(28,038)
SEK	17,804,900	USD	1,900,000	07/15	CIT	30,071
TRY	4,418,750	USD	1,400,000	07/15	CSF	45,638
USD	5,641,960	EUR	4,980,000	07/15	CIT	88,297
USD	46,053,537	EUR	41,000,000	07/15	CSF	330,609
USD	3,501,186	GBP	2,242,000	07/15	CSF	(21,001)

Total Forward Foreign Currency Contracts						$415,569

(c)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Dow Jones Euro STOXX 50 (07/15)	3,400.00	07/17/15	EUX	330	$198,682	$327,432

Total Purchased Options					$198,682	$327,432

(d)	Transactions in written options for the period from inception through June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, April 27, 2015	-	$-
Call Options Written	668	45,754
Put Options Written	721	171,695
Put Options Closed	(725)	(66,812)
Call Options Expired	(334)	(22,877)

Outstanding, June 30, 2015	330	$127,760

(e)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Dow Jones Euro STOXX 50 (07/15)	3,300.00	07/17/15	EUX	330	$127,760	($197,931)

Total Written Options					$127,760	($197,931)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(f)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Stanley Black & Decker Inc	1.000%	06/20/20	CIT	0.702%	$800,000	($11,421)	($11,370)	($51)
Xerox Corp	1.000%	06/20/20	CIT	1.059%	150,000	420	218	202
BorgWarner Inc	1.000%	06/20/20	CSF	0.656%	800,000	(13,204)	(14,548)	1,344
Cardinal Health Inc	1.000%	06/20/20	CSF	0.260%	600,000	(21,504)	(23,097)	1,593
Cytec Industries Inc	1.000%	06/20/20	CSF	0.902%	400,000	(1,870)	(1,164)	(706)
Dover Corp	1.000%	06/20/20	CSF	0.550%	200,000	(4,315)	(4,439)	124
Ingersoll-Rand Co	1.000%	06/20/20	CSF	0.349%	650,000	(20,454)	(22,012)	1,558
Newell Rubbermaid Inc	1.000%	06/20/20	CSF	0.503%	600,000	(14,347)	(15,129)	782
Nordstrom Inc	1.000%	06/20/20	CSF	0.506%	800,000	(19,039)	(21,386)	2,347
Packaging Corp of America	1.000%	06/20/20	CSF	0.939%	550,000	(1,604)	(4,287)	2,683
Quest Diagnostics Inc	1.000%	06/20/20	CSF	0.960%	800,000	(1,519)	(9,385)	7,866
Anglo American Capital PLC	1.000%	09/20/20	CIT	1.737%	EUR 220,000	9,045	10,484	(1,439)
Glencore Finance Europe SA	1.000%	09/20/20	CIT	1.664%	860,000	31,880	38,455	(6,575)
Boston Scientific Corp	1.000%	09/20/20	CSF	0.568%	$750,000	(16,321)	(16,479)	158
Fiat Finance North America Inc	5.000%	09/20/20	CIT	2.443%	EUR 280,000	(38,460)	(39,252)	792

						($122,713)	($133,391)	$10,678

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1.000%	06/20/20	CIT	0.771%	EUR 110,000	$1,371	($1,846)	$3,217
The Royal Bank of Scotland PLC	1.000%	06/20/20	CIT	0.881%	770,000	4,963	(15,898)	20,861
Best Buy Co Inc	5.000%	06/20/20	CIT	2.203%	$650,000	84,037	83,760	277
Energias de Portugal SA	5.000%	06/20/20	CSF	1.407%	EUR 290,000	55,844	59,656	(3,812)
International Lease Finance Corp	5.000%	06/20/20	CSF	1.718%	$400,000	60,017	65,251	(5,234)

						$206,232	$190,923	$15,309

						$83,519	$57,532	$25,987

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price	CIT	3.548%	05/05/65	GBP 200,000	$7,761	$-	$7,761
GBP Retail Price	CIT	3.580%	05/12/65	180,000	17,933	-	17,933

					$25,694	$-	$25,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.550%	07/04/20	EUR 5,347,000	($7,676)	$-	($7,676)
6-Month EUR-LIBOR	LCH	0.963%	08/21/25	550,000	13,340	-	13,340
6-Month EUR-LIBOR	LCH	0.974%	08/21/25	2,400,000	55,360	-	55,360
6-Month EUR-LIBOR	LCH	0.942%	08/22/25	1,940,000	51,696	-	51,696
3-Month USD-LIBOR	LCH	2.363%	09/17/25	$5,932,000	78,902	-	78,902
6-Month EUR-LIBOR	LCH	0.920%	07/14/45	EUR 890,000	189,373	-	189,373
6-Month EUR-LIBOR	LCH	0.925%	07/14/45	1,770,000	374,207	-	374,207
3-Month USD-LIBOR	LCH	2.795%	08/21/45	$2,500,000	76,581	-	76,581
6-Month GBP-LIBOR	LCH	2.258%	05/05/65	GBP 640,000	(4,727)	-	(4,727)
6-Month GBP-LIBOR	LCH	2.305%	12/05/65	570,000	(17,357)	-	(17,357)

					$809,699	$-	$809,699

					$835,393	$-	$835,393

Total Swap Agreements					$918,912	$57,532	$861,380

(g)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$28,203,039	$—	$28,203,039	$—
	U.S. Treasury Obligations	2,690,246	—	2,690,246	—
	Foreign Government Bonds & Notes	36,130,408	—	36,130,408	—
	Short-Term Investment	29,515,893	29,515,893	—	—
	Derivatives:
	Credit Contracts
	Swaps	247,577	—	247,577	—
	Equity Contracts
	Purchased Options	327,432	327,432	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	548,743	—	548,743	—
	Interest Rate Contracts
	Futures	113,446	113,446	—	—
	Swaps	865,153	—	865,153	—

	Total Interest Rate Contracts	978,599	113,446	865,153	—

	Total Assets - Derivatives	2,102,351	440,878	1,661,473	—

	Total Assets	98,641,937	29,956,771	68,685,166	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(164,058)	—	(164,058)	—
	Equity Contracts
	Written Options	(197,931)	(197,931)	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(133,174)	—	(133,174)	—
	Interest Rate Contracts
	Futures	(92,504)	(92,504)	—	—
	Swaps	(29,760)	—	(29,760)	—

	Total Interest Rate Contracts	(122,264)	(92,504)	(29,760)	—

	Total Liabilities - Derivatives	(617,427)	(290,435)	(326,992)	—

	Total Liabilities	(617,427)	(290,435)	(326,992)	—

	Total	$98,024,510	$29,666,336	$68,358,174	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.5%

U.S. Treasury Notes - 4.5%

0.375% due 01/31/16 ‡	$6,800,000	$6,810,619

Total U.S. Treasury Obligations (Cost $6,806,467)		6,810,619

FOREIGN GOVERNMENT BONDS & NOTES - 17.0%

Canada - 4.4%

Canadian Government 1.250% due 02/01/16	CAD 8,230,000	6,614,311

France - 3.5%

France Government OAT 3.250% due 04/25/16	EUR 4,700,000	5,386,221

Germany - 4.5%

Bundesrepublik Deutschland 3.500% due 01/04/16	6,000,000	6,818,099

United Kingdom - 4.6%

United Kingdom Gilt 8.000% due 12/07/15 ~	GBP 4,300,000	6,976,156

Total Foreign Government Bonds & Notes (Cost $25,635,289)		25,794,787

	Shares	Value
SHORT-TERM INVESTMENTS - 80.9%

Money Market Fund - 47.9%

BlackRock Liquidity Funds T-Fund Portfolio	72,501,305	$72,501,305

	Principal Amount

U.S. Treasury Bills - 33.0%

0.024% due 08/20/15	$6,000,000	6,000,041
0.065% due 09/17/15	8,000,000	8,000,088
0.090% due 07/23/15	8,000,000	7,999,988
0.095% due 10/15/15 ‡	6,000,000	5,999,736
0.104% due 11/12/15 ‡	8,000,000	7,999,184
0.198% due 03/31/16	8,000,000	7,989,648
0.210% due 04/28/16	6,000,000	5,990,814

		49,979,499

Total Short-Term Investments (Cost $122,471,629)		122,480,804

TOTAL INVESTMENTS - 102.4% (Cost $154,913,385)		155,086,210

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(3,685,902)

NET ASSETS - 100.0%		$151,400,308

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of June 30, 2015, investments with a total aggregate value of $1,445,098 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	10,238,100	USD	7,858,387	07/15	CIT	$27,063
AUD	13,057,195	USD	10,090,000	07/15	RBC	(33,265)
CAD	25,507,566	USD	20,747,726	07/15	ANZ	(333,714)
CAD	8,996,494	USD	7,317,793	07/15	RBC	(117,790)
CHF	17,751,062	USD	19,040,075	07/15	ANZ	(32,152)
CHF	28,515,967	USD	30,683,841	07/15	BRC	(148,807)
CHF	16,450,451	USD	17,700,000	07/15	SCB	(84,778)
EUR	4,505,000	USD	4,947,977	07/15	CIT	76,430
EUR	17,015,235	USD	19,157,793	07/15	GSC	(180,776)
EUR	6,022,151	USD	6,726,236	07/15	SCB	(9,758)
GBP	5,263,917	USD	8,157,750	07/15	BRC	111,432
GBP	5,455,000	USD	8,607,837	07/15	CIB	38,358
GBP	6,865,910	USD	10,790,815	07/15	DUB	(5,032)
GBP	3,237,749	USD	5,016,950	07/15	RBC	69,288
GBP	5,291,452	USD	8,199,813	07/15	SCB	112,624
INR	1,095,200,000	USD	17,072,486	07/15	CSF	29,926
JPY	611,193,036	USD	4,950,495	07/15	CIT	45,360
JPY	1,124,313,632	USD	9,110,430	07/15	GSC	79,640
JPY	3,203,500,000	USD	26,032,757	07/15	JPM	151,790
MXN	262,240,000	USD	17,075,696	07/15	JPM	(425,146)
MXN	9,110,000	USD	581,329	07/15	SEB	(2,902)
NZD	32,102,388	USD	22,447,530	07/15	ANZ	(752,124)
NZD	6,187,000	USD	4,184,887	07/15	DUB	(3,594)
NZD	12,360,000	USD	8,452,484	07/15	MSC	(44,552)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
NZD	32,223,645	USD	22,531,900	07/15	RBC	($754,546)
NZD	14,382,000	USD	9,941,558	07/15	SCB	(221,927)
PHP	368,100,000	USD	8,158,606	07/15	BRC	(7,949)
PHP	26,400,000	USD	584,847	07/15	GSC	(285)
SEK	68,640,000	USD	8,422,318	07/15	BRC	(137,560)
SEK	40,696,418	USD	4,970,000	07/15	BRC	(57,786)
SEK	40,976,222	USD	4,978,849	07/15	GSC	(32,861)
SEK	33,786,761	USD	4,100,783	07/15	SEB	(22,591)
USD	9,920,370	AUD	12,869,174	07/15	ANZ	8,450
USD	11,267,243	AUD	14,614,203	07/15	BRC	11,291
USD	4,174,775	AUD	5,439,000	07/15	CIT	(14,377)
USD	17,025,162	AUD	22,091,091	07/15	GSC	10,462
USD	5,018,511	AUD	6,539,237	07/15	RBC	(18,051)
USD	6,777,598	CAD	8,295,000	07/15	CIB	138,821
USD	9,568,873	CAD	11,866,675	07/15	RBC	71,830
USD	25,374,965	CHF	23,657,080	07/15	ANZ	42,850
USD	8,899,840	CHF	8,297,677	07/15	BRC	14,646
USD	1,021,871	CHF	955,000	07/15	CSF	(666)
USD	51,626,630	CHF	47,560,000	07/15	DUB	703,187
USD	64,711,464	CHF	60,330,433	07/15	RBC	109,345
USD	6,997,740	CHF	6,503,728	07/15	SCB	33,517
USD	592,832	CHF	550,000	07/15	SEB	3,936
USD	4,215,750	EUR	3,725,000	07/15	CIB	61,388
USD	5,007,127	EUR	4,497,130	07/15	DUB	(8,502)
USD	39,462,456	EUR	35,106,194	07/15	GSC	308,672
USD	42,697,886	EUR	38,123,469	07/15	SCB	178,950
USD	6,586,936	GBP	4,144,664	07/15	BRC	76,009
USD	15,816,909	GBP	9,975,000	07/15	BRC	146,779
USD	5,051,262	GBP	3,184,445	07/15	CIT	48,760
USD	1,236,000	JPY	153,088,117	07/15	ANZ	(15,333)
USD	5,018,000	JPY	621,235,927	07/15	BRC	(59,944)
USD	3,782,000	JPY	468,438,520	07/15	DUB	(46,987)
USD	12,647,152	JPY	1,544,823,058	07/15	GSC	19,864
USD	10,090,000	JPY	1,247,136,108	07/15	RBC	(104,013)
USD	17,153,815	KRW	19,009,000,000	07/15	BRC	123,255
USD	16,874,382	MYR	63,176,000	07/15	CSF	168,403
USD	581,727	MYR	2,203,000	07/15	JPM	(825)
USD	4,364,845	NZD	6,455,000	07/15	ANZ	2,433
USD	7,052,352	NZD	10,438,852	07/15	CIT	(2,423)
USD	9,615,389	NZD	14,215,536	07/15	DUB	8,258
USD	25,286,300	NZD	36,700,000	07/15	GSC	479,107
USD	10,588,000	NZD	15,658,552	07/15	SCB	5,651
USD	643,734	NZD	945,000	07/15	SEB	5,085

Total Forward Foreign Currency Contracts						($158,156)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$6,810,619	$—	$6,810,619	$—
	Foreign Government Bonds & Notes	25,794,787	—	25,794,787	—
	Short-Term Investments	122,480,804	72,501,305	49,979,499	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,522,860	—	3,522,860	—

	Total Assets	158,609,070	72,501,305	86,107,765	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,681,016)	—	(3,681,016)	—

	Total Liabilities	(3,681,016)	—	(3,681,016)	—

	Total	$154,928,054	$72,501,305	$82,426,749	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 70.3%

Money Market Fund - 10.2%

BlackRock Liquidity Funds T-Fund Portfolio	16,211,135	$16,211,135

	Principal Amount
U.S. Treasury Bills - 60.1%

0.050% due 10/22/15	$47,917,000	47,915,131
0.070% due 10/29/15	47,917,000	47,918,198

		95,833,329

Total Short-Term Investments (Cost $112,025,283)		112,044,464

TOTAL INVESTMENTS - 70.3% (Cost $112,025,283)		112,044,464

OTHER ASSETS & LIABILITIES, NET - 29.7%		47,420,884

NET ASSETS - 100.0%		$159,465,348

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.
(b)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (07/15)	14	($3,306)
CAC 40 Index (07/15)	69	(4,509)
DAX Index (09/15)	10	(17,574)
FTSE 100 Index (09/15)	102	(234,154)
FTSE MIB Index (09/15)	8	18,403
Hang Seng Index (07/15)	22	(130,046)
IBEX 35 Index (07/15)	11	2,368
MSCI Singapore Index (07/15)	16	(7,958)
OMX Index (07/15)	73	(14,426)
S&P/TSE 60 Index (09/15)	52	(93,289)
S&P 500 E-Mini Index (09/15)	514	(1,197,450)
SPI 200 Index (09/15)	14	(22,980)
TOPIX Index (09/15)	82	(210,494)

		(1,915,415)

Short Futures Outstanding
Dow Jones Euro STOXX 50 Index (09/15)	176	(1,205)

Total Futures Contracts		($1,916,620)

(c)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,450,000	USD	1,109,619	09/15	CIT	$4,421
AUD	1,450,000	USD	1,109,615	09/15	CSF	4,425
CAD	1,858,000	USD	1,484,589	09/15	CIT	1,459
CAD	1,858,000	USD	1,484,588	09/15	CSF	1,460
CHF	1,411,500	USD	1,514,388	09/15	CIT	(134)
CHF	1,411,500	USD	1,514,369	09/15	CSF	(114)
DKK	1,848,000	USD	275,935	09/15	CIT	849
DKK	1,848,000	USD	275,929	09/15	CSF	855
EUR	4,345,000	USD	4,854,528	09/15	CIT	(5,233)
EUR	4,345,000	USD	4,854,525	09/15	CSF	(5,231)
GBP	2,116,500	USD	3,221,384	09/15	CIT	102,346
GBP	2,116,500	USD	3,221,381	09/15	CSF	102,349
HKD	4,070,000	USD	524,773	09/15	CIT	240
HKD	4,070,000	USD	524,772	09/15	CSF	241
ILS	356,500	USD	92,801	09/15	CIT	1,696
ILS	356,500	USD	92,801	09/15	CSF	1,696
JPY	451,516,000	USD	3,638,227	09/15	CIT	54,841
JPY	451,516,000	USD	3,638,214	09/15	CSF	54,854
NOK	816,500	USD	103,904	09/15	CIT	48
NOK	816,500	USD	103,903	09/15	CSF	48
NZD	31,000	USD	21,843	09/15	CIT	(975)
NZD	31,000	USD	21,843	09/15	CSF	(974)
SEK	4,067,000	USD	489,888	09/15	CIT	1,511
SEK	4,067,000	USD	489,886	09/15	CSF	1,513
SGD	305,500	USD	225,835	09/15	CIT	740
SGD	305,500	USD	225,834	09/15	CSF	741
USD	1,597	CAD	2,000	09/15	CIT	(2)
USD	1,597	CAD	2,000	09/15	CSF	(2)

Total Forward Foreign Currency Contracts						$323,668

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Swap agreements outstanding as of June 30, 2015 were as follows:

Total Return Basket Swaps

Description	Counterparty	Expiration Dates (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month AUD-BBSW plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positons within the swap.	JPM	06/06/16- 06/08/16	$4,774

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

Amcor Ltd	29,640	$321,685	($8,505)
BlueScope Steel Ltd	13,334	37,134	(6,626)
Boral Ltd	41,694	196,305	(9,092)
Caltex Australia Ltd	23,151	646,036	(79,363)
Cochlear Ltd	857	56,476	(3,733)
Echo Entertainment Group Ltd	78,497	277,482	(14,783)
Iluka Resources Ltd	7,429	50,753	(6,982)
Newcrest Mining Ltd	61,120	681,693	(63,816)
Qantas Airways Ltd	170,230	449,734	(36,714)
Tabcorp Holdings Ltd	54,366	201,530	(11,959)
Telstra Corp Ltd	192,988	968,776	(59,370)
Woodside Petroleum Ltd	26,092	732,230	(46,543)

Total Long Positions			(347,486)

Short Positions:

Australia

AMP Ltd	(35,998)	(185,857)	20,257
Asciano Ltd	(9,211)	(47,906)	726
Australia & New Zealand Banking Group Ltd	(8,176)	(221,182)	18,586

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Bank of Queensland Ltd	(4,230)	($45,042)	$3,654
Brambles Ltd	(51,923)	(451,140)	28,820
Commonwealth Bank of Australia	(1,515)	(104,217)	5,455
Crown Resorts Ltd	(24,314)	(256,140)	28,764
Insurance Australia Group Ltd	(17,159)	(76,597)	2,837
National Australia Bank Ltd	(4,722)	(125,088)	13,500
Origin Energy Ltd	(18,333)	(190,535)	22,686
QBE Insurance Group Ltd	(34,176)	(372,373)	13,846
Seek Ltd	(32,670)	(414,145)	61,647
Suncorp Group Ltd	(4,303)	(44,626)	98
Sydney Airport	(13,720)	(57,764)	5,311
Transurban Group	(25,423)	(205,899)	24,472
Westpac Banking Corp	(12,188)	(338,828)	36,630
Woolworths Ltd	(29,515)	(682,130)	71,353

			358,642

Ireland

James Hardie Industries PLC	(4,261)	(50,491)	(6,382)

Total Short Positions			352,260

Total Long and Short Positions:			4,774
Net Cash and Other Receivables (Payables) (3)			-

			$4,774

Description	Counterparty	Expiration Dates (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month GBP-LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positons within the swap.	JPM	06/01/16- 07/11/16	$982,548

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	16,958	$410,204	($77,108)

Germany

TUI AG	3,013	55,715	(6,880)

India

Vedanta Resources PLC	12,622	126,063	(22,871)

Ireland

DCC PLC	2,577	164,428	38,256
Shire PLC	6,970	565,242	(4,974)

			33,282

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)

Jordan

Hikma Pharmaceuticals PLC	5,769	$178,573	($3,103)

South Africa

Investec PLC	7,980	74,576	(2,913)
Mondi PLC	14,079	282,335	20,512

			17,599

United Kingdom

Amec Foster Wheeler PLC	4,145	58,137	(4,937)
AstraZeneca PLC	11,449	779,144	(51,159)
BAE Systems PLC	9,201	70,633	(5,332)
Barclays PLC	77,240	296,997	18,872
Barratt Developments PLC	80,034	624,498	147,890
Berkeley Group Holdings PLC	7,440	283,857	107,783
BP PLC	100,505	725,309	(62,074)
BT Group PLC	151,976	1,056,434	19,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Bunzl PLC	4,145	$116,400	($3,080)
Capita PLC	3,501	62,432	5,761
Centrica PLC	24,343	95,583	5,479
Compass Group PLC	36,384	638,675	(35,985)
Daily Mail & General Trust PLC	3,824	51,579	4,168
Direct Line Insurance Group PLC	21,632	114,239	(3)
DS Smith PLC	18,206	96,682	13,670
easyJet PLC	1,935	52,797	(5,836)
GKN PLC	24,805	132,632	(2,397)
GlaxoSmithKline PLC	14,092	325,038	(31,700)
Greene King PLC	7,387	92,311	5,621
Howden Joinery Group PLC	15,994	113,257	16,675
Imperial Tobacco Group PLC	6,121	298,527	(3,019)
Indivior PLC	10,539	33,232	3,955
International Consolidated Airlines Group SA	44,959	373,731	(24,562)
ITV PLC	62,001	237,556	18,626
John Wood Group PLC	7,683	81,506	(3,755)
Kingfisher PLC	44,425	238,669	3,344
Legal & General Group PLC	38,000	150,411	(1,928)
Man Group PLC	281,133	778,713	(85,880)
National Grid PLC	94,061	1,263,554	(53,990)
Pearson PLC	21,356	429,162	(24,455)
Persimmon PLC	25,818	659,672	142,688
Premier Oil PLC	66,669	177,785	(21,700)
Rio Tinto PLC	7,784	350,260	(30,113)
Smith & Nephew PLC	15,538	266,329	(3,779)
Smiths Group PLC	5,887	103,312	1,019
Tate & Lyle PLC	6,583	59,942	(6,233)
Taylor Wimpey PLC	417,704	1,044,675	173,584
Thomas Cook Group PLC	132,008	290,640	(6,729)
Vodafone Group PLC	257,759	907,449	32,473
Whitbread PLC	1,314	103,732	(1,499)
William Hill PLC	30,707	170,623	24,121
Wolseley PLC	1,753	103,265	8,523
WPP PLC	35,528	825,592	(28,401)

			255,580

Total Long Positions			196,499

Short Positions:

Chile

Antofagasta PLC	(102,506)	(1,207,466)	97,826

Ireland

Experian PLC	(4,332)	(76,946)	(1,881)

Switzerland

Glencore PLC	(188,859)	(899,243)	141,100

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)

United Kingdom

Aberdeen Asset Management PLC	(49,827)	($345,390)	$29,415
Admiral Group PLC	(13,988)	(334,639)	30,103
Aggreko PLC	(14,956)	(373,425)	35,542
Anglo American PLC	(31,358)	(537,989)	84,895
ARM Holdings PLC	(43,012)	(739,451)	35,542
Ashtead Group PLC	(2,382)	(40,994)	(200)
ASOS PLC	(10,350)	(587,724)	(42,090)
Associated British Foods PLC	(11,208)	(487,342)	(18,990)
Aviva PLC	(35,326)	(279,575)	5,768
Babcock International Group PLC	(15,574)	(238,344)	(25,693)
Balfour Beatty PLC	(25,647)	(94,056)	(3,426)
British American Tobacco PLC	(39,989)	(2,195,824)	46,703
Burberry Group PLC	(1,342)	(35,704)	2,531
Cobham PLC	(70,837)	(318,526)	25,990
Croda International PLC	(1,703)	(73,505)	(88)
Diageo PLC	(42,530)	(1,174,311)	(58,473)
G4S PLC	(19,978)	(89,097)	4,847
Hargreaves Lansdown PLC	(35,875)	(664,997)	15,582
HSBC Holdings PLC	(119,541)	(1,168,447)	98,231
Inmarsat PLC	(9,406)	(142,661)	7,521
Intertek Group PLC	(8,839)	(355,295)	15,324
J Sainsbury PLC	(41,677)	(171,270)	(2,406)
Johnson Matthey PLC	(2,456)	(124,209)	6,973
Ladbrokes PLC	(144,116)	(237,304)	(56,323)
Lonmin PLC	(2,038)	(4,616)	1,027
Marks & Spencer Group PLC	(7,429)	(63,000)	354
Meggitt PLC	(7,721)	(62,018)	5,371
Melrose Industries PLC	(38,968)	(157,043)	5,600
Next PLC	(677)	(74,725)	(4,595)
Old Mutual PLC	(126,740)	(448,741)	47,868
Petrofac Ltd	(26,711)	(364,522)	(24,228)
Prudential PLC	(11,922)	(295,302)	7,619
Reckitt Benckiser Group PLC	(2,681)	(235,558)	4,062
Rolls-Royce Holdings PLC	(91,651)	(1,449,691)	195,219
Rotork PLC	(17,920)	(65,112)	(287)
Royal Bank of Scotland Group PLC	(23,631)	(122,848)	(7,722)
Royal Mail PLC	(5,821)	(41,713)	(5,318)
RSA Insurance Group PLC	(45,055)	(288,845)	7,902
Serco Group PLC	(34,040)	(68,848)	5,820
Sky PLC	(7,722)	(126,872)	916
Spectris PLC	(1,311)	(43,440)	10
Sports Direct International PLC	(8,139)	(76,861)	(14,922)
SSE PLC	(5,556)	(131,890)	(2,404)
Standard Chartered PLC	(32,085)	(520,971)	7,717
Standard Life PLC	(72,189)	(511,412)	8,299
Tesco PLC	(149,259)	(514,904)	16,750
The Weir Group PLC	(22,533)	(656,658)	56,428

			548,764

Total Short Positions			785,809

Total Long and Short Positions:			982,308
Net Cash and Other Receivables (Payables) (3)			240

			$982,548

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counterparty	Expiration Dates (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month HKD-HIBOR plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positons within the swap.	JPM	06/06/16- 07/11/16	$291,769

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	32,500	$124,526	$10,619
Cheung Kong Property Holdings Ltd	3,500	28,649	384
CK Hutchison Holdings Ltd	25,500	366,751	7,175
CLP Holdings Ltd	37,500	332,041	(12,303)
Hang Lung Properties Ltd	44,000	141,219	(11,002)
Hang Seng Bank Ltd	3,000	59,453	(825)
Henderson Land Development Co Ltd	45,100	329,489	(21,328)
Kerry Properties Ltd	49,500	203,411	(10,271)
Li & Fung Ltd	144,000	124,185	(10,108)
MTR Corp Ltd	33,500	166,188	(10,738)
New World Development Co Ltd	229,000	307,460	(8,453)
Power Assets Holdings Ltd	4,500	45,678	(4,684)
Sino Land Co Ltd	18,000	30,372	(338)
WH Group Ltd	551,500	388,411	(14,496)

			(86,368)

Total Long Positions			(86,368)

Short Positions:

China

MGM China Holdings Ltd	(157,334)	(292,922)	36,106
Wynn Macau Ltd	(203,200)	(413,187)	75,196

			111,302

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)

Hong Kong

AIA Group Ltd	(137,400)	($904,216)	$6,174
Cathay Pacific Airways Ltd	(64,000)	(160,293)	3,049
Galaxy Entertainment Group Ltd	(101,000)	(498,606)	96,317
HKT Trust & HKT Ltd	(154,848)	(197,769)	15,660
Hong Kong & China Gas Co Ltd	(281,600)	(613,617)	23,154
Sands China Ltd	(58,400)	(244,181)	47,699
SJM Holdings Ltd	(91,295)	(117,734)	18,788
Sun Hung Kai Properties Ltd	(4,000)	(66,208)	1,434
Swire Pacific Ltd	(3,500)	(47,098)	3,207
Swire Properties Ltd	(58,800)	(203,665)	16,687
Techtronic Industries Co Ltd	(112,719)	(392,960)	21,806
The Wharf Holdings Ltd	(12,000)	(86,739)	6,926

			260,901

United States

Samsonite International SA	(41,100)	(148,226)	5,933

Total Short Positions			378,136

Total Long and Short Positions:			291,768
Net Cash and Other Receivables (Payables) (3)			1

			$291,769

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month SGD-SIBOR plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positons within the swap.	JPM	06/06/16	$49,872

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Singapore

ComfortDelGro Corp Ltd	72,600	$166,329	$2,398
Singapore Airlines Ltd	28,400	240,883	(14,451)

			(12,053)

Total Long Positions			(12,053)

Short Positions:

Singapore

DBS Group Holdings Ltd	(8,700)	(136,729)	3,237
Global Logistic Properties Ltd	(51,900)	(107,022)	9,709

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Golden Agri-Resources Ltd	(232,600)	($71,420)	$649
Keppel Corp Ltd	(81,986)	(538,453)	38,786
Oversea-Chinese Banking Corp Ltd	(14,949)	(118,980)	6,480
Singapore Telecommunications Ltd	(18,400)	(60,267)	3,060

			61,921

Total Short Positions			61,921

Total Long and Short Positions:			49,868
Net Cash and Other Receivables (Payables) (3)			4

			$49,872

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of short positions and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positons within the swap.	JPM	06/06/16	$116,132

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

Jardine Matheson Holdings Ltd	(2,600)	($160,535)	$13,410

Singapore

Hutchison Port Holdings Trust	(89,500)	(59,680)	3,335

Total Short Positions			16,745
Net Cash and Other Receivables (Payables) (3)			99,387

			$116,132

Description	Counterparty	Expiration Dates (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positons within the swap.	GSC	05/02/25- 06/12/25	$2,431,698

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Singapore

Avago Technologies Ltd	1,859	$218,991	$28,126

Switzerland

TE Connectivity Ltd	3,096	209,648	(10,576)

United Kingdom

Delphi Automotive PLC	11,741	986,611	12,431

United States

3M Co	17,465	2,752,485	(57,636)
Abbott Laboratories	11,831	553,285	27,381
AbbVie Inc	8,183	530,824	18,991
Accenture PLC	6,592	615,877	22,096
ACE Ltd	9,945	1,066,412	(55,204)
Activision Blizzard Inc	21,041	482,849	26,554
Acuity Brands Inc	2,978	508,390	27,590
AES Corp	10,917	146,767	(2,008)
Aetna Inc	17,521	1,883,401	349,826
Aflac Inc	21,497	1,367,621	(30,508)
AGCO Corp	1,385	70,892	7,749
Agilent Technologies Inc	2,385	99,148	(7,135)
Akamai Technologies Inc	11,922	888,610	(56,216)
Alaska Air Group Inc	7,755	495,955	3,700
Albemarle Corp	1,534	92,176	(7,392)
Ally Financial Inc	10,008	219,124	5,355
Altria Group Inc	43,699	2,202,962	(65,643)
Amazon.com Inc	839	357,155	7,046
Amdocs Ltd	17,854	984,051	(9,401)
Ameren Corp	5,470	221,418	(15,309)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc	13,687	$658,819	($112,228)
American Eagle Outfitters Inc	12,505	203,804	11,532
American Electric Power Co Inc	12,453	696,188	(36,552)
American Express Co	9,140	710,855	(494)
Ameriprise Financial Inc	9,970	1,247,676	(2,124)
AmerisourceBergen Corp	13,325	1,522,907	(105,927)
Amgen Inc	14,747	2,351,321	(87,361)
ANSYS Inc	2,006	173,156	9,872
Anthem Inc	3,466	525,823	43,087
AO Smith Corp	4,030	263,301	26,778
Apple Inc	11,418	1,439,490	(7,387)
Applied Materials Inc	23,606	462,719	(9,011)
Archer-Daniels-Midland Co	18,331	909,537	(25,617)
Armstrong World Industries Inc	1,228	68,557	(3,129)
Arrow Electronics Inc	9,033	552,713	(48,672)
Assurant Inc	8,262	519,201	34,353
Assured Guaranty Ltd	7,624	197,847	(14,947)
Atwood Oceanics Inc	3,899	129,947	(26,858)
Automatic Data Processing Inc	9,304	794,749	(48,289)
AutoNation Inc	1,494	93,414	678
Avnet Inc	17,044	747,307	(46,628)
Avon Products Inc	16,047	132,513	(32,058)
Baxter International Inc	14,484	1,003,625	9,242
BB&T Corp	9,030	350,037	13,962
Becton Dickinson and Co	6,406	908,082	(672)
Bed Bath & Beyond Inc	3,871	274,440	(7,419)
Bemis Co Inc	13,915	629,359	(3,045)
Best Buy Co Inc	24,556	866,456	(65,684)
Big Lots Inc	4,172	192,136	(4,438)
Biogen Inc	4,905	1,879,547	101,779
BioMarin Pharmaceutical Inc	2,728	312,049	61,087
BlackRock Inc	1,120	410,666	(23,169)
Brinker International Inc	1,446	80,410	2,952
Bristol-Myers Squibb Co	5,457	352,409	10,700
Broadridge Financial Solutions Inc	12,583	674,798	(45,522)
Brocade Communications Systems Inc	103,481	1,219,853	9,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Brunswick Corp	5,158	$260,903	$1,432
Bunge Ltd	4,954	436,979	(2,017)
CA Inc	16,549	524,278	(39,558)
California Resources Corp	13,540	120,588	(38,807)
Cameron International Corp	13,494	737,210	(30,529)
Capital One Financial Corp	14,992	1,226,304	92,542
Cardinal Health Inc	6,497	555,708	(12,234)
Carlisle Cos Inc	767	74,547	2,245
Carnival Corp	5,045	221,948	27,225
Carter’s Inc	8,341	836,732	49,917
CDW Corp	8,341	321,525	(35,596)
Centene Corp	8,223	521,885	139,244
CF Industries Holdings Inc	6,505	378,980	39,162
Chico’s FAS Inc	13,240	224,787	(4,605)
Church & Dwight Co Inc	13,052	1,067,560	(8,652)
Cigna Corp	6,831	857,928	248,694
Cintas Corp	5,281	426,727	19,993
Cisco Systems Inc	66,456	1,923,954	(99,072)
CIT Group Inc	9,688	438,627	11,768
Citrix Systems Inc	4,049	270,996	13,082
CME Group Inc	13,576	1,229,638	33,744
Coach Inc	6,311	240,899	(22,476)
Coca-Cola Enterprises Inc	17,521	788,267	(27,155)
Cognizant Technology Solutions Corp	2,322	138,602	3,249
Comcast Corp	26,822	1,558,518	54,557
Community Health Systems Inc	2,663	138,065	29,625
Compass Minerals International Inc	645	57,048	(4,068)
Computer Sciences Corp	4,486	290,528	3,933
ConocoPhillips	6,987	472,098	(43,026)
Consolidated Edison Inc	14,604	890,831	(45,551)
Corning Inc	53,089	1,115,916	(68,470)
Costco Wholesale Corp	2,648	382,941	(25,302)
CR Bard Inc	2,622	439,837	7,738
Crane Co	5,022	305,746	(10,804)
CSX Corp	14,290	512,800	(46,232)
Cummins Inc	8,234	1,147,668	(67,450)
CVS Health Corp	18,632	1,854,953	99,172
Danaher Corp	19,244	1,586,988	60,106
Darden Restaurants Inc	8,385	532,151	63,854
Deckers Outdoor Corp	8,374	617,792	(15,116)
Delta Air Lines Inc	13,998	626,369	(51,332)
Denbury Resources Inc	78,048	671,803	(175,418)
DENTSPLY International Inc	3,858	198,650	230
Devon Energy Corp	4,807	326,950	(40,981)
Dick’s Sporting Goods Inc	5,357	293,452	(16,120)
Dillard’s Inc	4,585	594,155	(111,858)
Discover Financial Services	14,784	865,787	(13,933)
Dollar General Corp	6,774	497,324	29,287
Dollar Tree Inc	13,065	1,007,781	24,223
Domino’s Pizza Inc	430	45,685	3,077
Domtar Corp	9,005	386,515	(13,708)
DR Horton Inc	5,866	148,349	12,145
Dr Pepper Snapple Group Inc	16,180	1,220,137	(40,615)
DST Systems Inc	3,052	354,215	30,276
DTE Energy Co	8,389	652,401	(26,246)
eBay Inc	20,972	1,223,206	40,147
Edison International	6,011	367,155	(33,064)
Edwards Lifesciences Corp	6,119	765,133	106,396
EI du Pont de Nemours & Co	10,266	752,466	(95,956)
Electronic Arts Inc	13,671	811,161	97,960
Eli Lilly & Co	7,011	505,889	79,459
EMC Corp	6,605	174,682	(376)
Emerson Electric Co	13,057	763,662	(39,912)
Energizer Holdings Inc	1,709	239,487	(14,668)
Entergy Corp	1,932	148,203	(11,997)
EOG Resources Inc	5,069	495,768	(51,977)
Equifax Inc	8,097	794,808	(8,670)
Expedia Inc	6,720	657,285	77,547
Expeditors International of Washington Inc	2,155	99,914	(558)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Express Scripts Holding Co	3,073	$263,918	$9,394
F5 Networks Inc	1,459	179,135	(3,545)
FactSet Research Systems Inc	1,526	242,741	5,249
Fairchild Semiconductor International Inc	21,468	405,551	(32,437)
FedEx Corp	4,161	707,571	1,463
Fidelity National Information Services Inc	6,062	383,479	(8,847)
Fifth Third Bancorp	23,434	474,767	13,128
First American Financial Corp	4,198	145,702	10,506
First Solar Inc	16,147	875,327	(116,741)
Fiserv Inc	5,731	449,972	24,726
Flextronics International Ltd	46,827	555,974	(26,360)
FMC Technologies Inc	2,390	102,730	(3,569)
Foot Locker Inc	11,666	702,807	78,932
Ford Motor Co	54,009	846,548	(35,873)
Fortune Brands Home & Security Inc	12,271	544,962	17,296
Franklin Resources Inc	7,094	369,424	(21,605)
Gannett Co Inc	6,356	83,459	5,455
General Dynamics Corp	14,971	2,068,618	52,623
General Electric Co	20,285	550,093	(11,121)
General Motors Co	45,231	1,586,825	(79,276)
Gilead Sciences Inc	17,467	1,802,915	242,122
GNC Holdings Inc	1,952	86,923	(98)
Google Inc	2,476	1,362,493	(25,354)
Graham Holdings Co	492	500,299	28,625
H&R Block Inc	14,236	434,115	(12,017)
Harris Corp	906	72,203	(2,522)
HCA Holdings Inc	8,687	646,677	141,408
Health Net Inc	18,122	1,023,541	138,442
Helix Energy Solutions Group Inc	13,855	230,184	(55,195)
Henry Schein Inc	4,089	563,879	17,250
Hess Corp	3,561	270,137	(31,978)
Hewlett-Packard Co	62,753	2,077,373	(194,156)
Hilton Worldwide Holdings Inc	11,060	324,685	(19,982)
HollyFrontier Corp	19,077	751,584	62,813
Honeywell International Inc	5,049	512,831	2,016
Hormel Foods Corp	4,551	250,717	5,823
Hubbell Inc	3,109	339,892	(3,249)
Humana Inc	6,013	992,598	157,569
Huntington Ingalls Industries Inc	8,688	1,108,354	(130,172)
IAC/InterActiveCorp	9,851	721,539	63,191
Illinois Tool Works Inc	3,642	344,343	(10,043)
Informatica Corp	9,308	448,692	2,467
Ingersoll-Rand PLC	3,462	231,062	2,346
Ingredion Inc	1,373	109,784	(205)
Integrated Device Technology Inc	40,341	764,797	110,602
Intel Corp	64,386	2,100,578	(142,278)
International Business Machines Corp	10,460	1,799,657	(98,234)
International Game Technology PLC	5,591	114,403	(15,107)
International Paper Co	28,765	1,495,072	(126,145)
Intuit Inc	6,329	634,293	3,480
Invesco Ltd	13,406	551,817	(49,227)
ITT Corp	5,153	210,062	5,539
Jabil Circuit Inc	7,869	180,809	(13,278)
Janus Capital Group Inc	7,666	138,591	(7,349)
JetBlue Airways Corp	6,024	126,499	(1,441)
Johnson & Johnson	22,761	2,265,877	(47,590)
JPMorgan Chase & Co	36,587	2,339,217	139,919
KBR Inc	4,580	79,390	9,828
Kimberly-Clark Corp	10,326	1,134,777	(40,530)
KLA-Tencor Corp	2,425	143,145	(6,836)
Kohl’s Corp	11,997	866,516	(115,384)
L Brands Inc	6,167	556,118	(27,421)
L-3 Communications Holdings Inc	5,878	676,244	(9,796)
Landstar System Inc	812	51,309	2,989
Lear Corp	2,148	239,827	1,308
Legg Mason Inc	3,371	182,765	(9,057)
Lennox International Inc	1,346	143,425	1,526
Lexmark International Inc	12,673	554,975	5,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Liberty Interactive Corp QVC Group	5,026	$144,325	($4,854)
LifePoint Health Inc	2,257	160,479	35,767
Lincoln Electric Holdings Inc	4,316	288,112	(25,311)
Lincoln National Corp	14,107	819,525	15,892
Linear Technology Corp	5,651	260,716	(10,773)
Lockheed Martin Corp	6,005	1,130,872	(14,543)
Lowe’s Cos Inc	15,574	1,096,410	(53,419)
LyondellBasell Industries NV	10,276	1,068,822	(5,050)
Macy’s Inc	11,043	712,763	32,309
ManpowerGroup Inc	15,045	1,264,212	80,511
Marathon Oil Corp	11,396	348,670	(46,220)
Marathon Petroleum Corp	31,950	1,617,803	53,501
Marriott International Inc	3,812	305,767	(22,192)
Marvell Technology Group Ltd	60,731	851,598	(50,860)
Masco Corp	26,998	726,480	(6,443)
Maxim Integrated Products Inc	10,165	332,037	19,418
McDonald’s Corp	11,083	1,070,675	(17,014)
McGraw Hill Financial Inc	3,433	360,030	(15,185)
Medivation Inc	5,576	644,445	(7,666)
Medtronic PLC	15,972	1,196,859	(13,334)
Merck & Co Inc	24,111	1,450,250	(77,610)
MetLife Inc	42,587	2,214,282	170,164
Michael Kors Holdings Ltd	1,044	64,892	(20,950)
Micron Technology Inc	25,657	722,566	(239,188)
Microsoft Corp	40,755	1,956,077	(156,744)
Molson Coors Brewing Co	4,238	311,620	(15,766)
Mondelez International Inc	18,667	716,678	51,282
Monster Beverage Corp	1,703	237,364	(9,127)
Moody’s Corp	3,503	376,964	1,220
Morgan Stanley	23,396	874,598	32,933
MSCI Inc	2,407	149,154	(1,003)
Murphy Oil Corp	3,329	157,166	(18,780)
Murphy USA Inc	6,396	398,283	(41,258)
Nabors Industries Ltd	40,876	675,737	(85,896)
National Oilwell Varco Inc	7,054	384,650	(44,083)
Navient Corp	21,662	425,768	(31,303)
NetApp Inc	18,326	662,095	(83,727)
Newfield Exploration Co	13,915	532,066	(29,456)
NIKE Inc	14,634	1,465,105	115,659
Nordstrom Inc	4,644	352,832	(6,854)
Northrop Grumman Corp	13,150	2,034,307	51,678
NVIDIA Corp	12,141	269,217	(25,062)
Oceaneering International Inc	5,162	282,268	(41,771)
Oil States International Inc	5,888	269,622	(50,412)
Old Dominion Freight Line Inc	1,086	77,697	(3,192)
Omnicom Group Inc	3,888	296,123	(25,946)
ON Semiconductor Corp	39,599	470,956	(8,044)
Oracle Corp	34,119	1,498,640	(123,645)
Orbital ATK Inc	2,139	157,441	(524)
O’Reilly Automotive Inc	796	175,378	4,502
Owens Corning	28,433	1,115,704	57,157
Packaging Corp of America	2,896	199,457	(18,486)
Parker-Hannifin Corp	4,561	552,555	(21,974)
Patterson Cos Inc	1,019	47,176	2,399
Paychex Inc	3,286	160,567	(6,519)
PBF Energy Inc	9,977	280,889	2,657
PepsiCo Inc	36,318	3,456,733	(66,811)
Pfizer Inc	39,878	1,352,121	(15,011)
PG&E Corp	19,610	1,028,110	(65,259)
Phillips 66	15,872	1,277,212	1,437
Pilgrim’s Pride Corp	5,326	132,270	(9,932)
Pinnacle Foods Inc	4,421	179,239	22,094
Pinnacle West Capital Corp	7,299	437,569	(22,329)
Pitney Bowes Inc	46,179	1,033,370	(72,385)
PTC Inc	5,924	224,667	18,335
Public Service Enterprise Group Inc	30,404	1,256,560	(62,291)
Quest Diagnostics Inc	4,862	344,127	8,465
Quintiles Transnational Holdings Inc	4,631	302,138	34,119
Rackspace Hosting Inc	24,049	1,011,827	(117,445)
Ralph Lauren Corp	5,052	679,911	(11,229)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Raytheon Co	11,250	$1,182,809	($106,409)
Red Hat Inc	684	51,450	486
Regal Beloit Corp	1,700	132,565	(9,162)
Regions Financial Corp	37,842	376,662	15,381
Reinsurance Group of America Inc	4,179	385,173	11,289
Reliance Steel & Aluminum Co	2,205	142,934	(9,576)
RenaissanceRe Holdings Ltd	10,182	1,050,769	(17,194)
Republic Services Inc	3,808	153,591	(4,432)
Robert Half International Inc	6,424	356,450	82
Rock-Tenn Co	9,909	617,375	(20,853)
Rockwell Automation Inc	3,098	370,580	15,554
Rockwell Collins Inc	694	67,703	(3,612)
Ross Stores Inc	17,288	868,426	(28,056)
Ryder System Inc	1,444	138,090	(11,928)
Sally Beauty Holdings Inc	1,679	52,554	469
Santander Consumer USA Holdings Inc	7,112	172,921	8,933
SEI Investments Co	5,054	232,842	14,956
Service Corp International	2,911	80,267	5,404
Skyworks Solutions Inc	8,810	834,193	82,928
SM Energy Co	11,447	652,920	(124,985)
Snap-on Inc	2,568	389,293	19,661
SolarWinds Inc	2,704	131,280	(6,545)
Southwest Airlines Co	28,665	1,177,908	(229,383)
Spirit AeroSystems Holdings Inc	27,072	1,424,636	67,302
SPX Corp	660	51,439	(3,662)
St Jude Medical Inc	4,150	295,796	7,444
Stanley Black & Decker Inc	4,274	430,188	19,607
Staples Inc	19,115	313,135	(20,485)
Starwood Hotels & Resorts Worldwide Inc	3,808	327,689	(18,898)
State Street Corp	13,670	1,065,408	(12,818)
Steel Dynamics Inc	17,746	390,792	(23,184)
Stryker Corp	5,513	512,211	14,666
SUPERVALU Inc	86,941	759,551	(56,198)
Symantec Corp	25,912	646,161	(43,707)
Synopsys Inc	7,370	348,035	25,256
Sysco Corp	7,001	252,804	(68)
Target Corp	27,554	2,182,872	66,361
TEGNA Inc	12,711	355,798	51,843
Teradyne Inc	15,950	311,036	(3,360)
Terex Corp	12,538	334,926	(43,417)
Tesoro Corp	6,719	594,509	(27,358)
Texas Instruments Inc	20,606	1,120,969	(59,554)
Textron Inc	3,429	152,683	353
The Allstate Corp	21,378	1,478,963	(92,172)
The Boeing Co	5,457	784,468	(27,473)
The Chubb Corp	5,772	572,128	(22,980)
The Clorox Co	3,742	397,383	(8,140)
The Coca-Cola Co	30,873	1,255,013	(43,865)
The Dow Chemical Co	12,039	619,474	(3,439)
The Dun & Bradstreet Corp	4,917	624,316	(24,442)
The Estee Lauder Cos Inc	9,192	789,884	6,695
The Gap Inc	19,275	763,905	(28,178)
The Goodyear Tire & Rubber Co	36,174	1,015,771	74,875
The Hartford Financial Services Group Inc	11,182	459,910	4,926
The Home Depot Inc	12,243	1,328,664	31,901
The Interpublic Group of Cos Inc	30,646	639,150	(48,602)
The Kroger Co	20,077	1,388,316	67,467
The Mosaic Co	6,317	280,793	15,159
The NASDAQ OMX Group Inc	8,014	393,912	(2,749)
The PNC Financial Services Group Inc	7,779	720,968	23,093
The Priceline Group Inc	154	191,734	(14,423)
The Procter & Gamble Co	37,909	3,031,794	(65,794)
The Timken Co	2,753	108,723	(8,046)
The TJX Cos Inc	20,725	1,350,685	20,688
The Travelers Cos Inc	16,161	1,646,948	(84,826)
The Walt Disney Co	4,938	544,175	19,449
The Western Union Co	15,814	334,818	(13,320)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Thermo Fisher Scientific Inc	2,146	$272,197	$6,268
Time Warner Inc	7,413	627,472	20,498
Torchmark Corp	3,460	195,725	5,716
Total System Services Inc	2,521	101,513	3,789
Trinity Industries Inc	8,758	249,800	(18,326)
Triumph Group Inc	1,169	69,260	7,882
Tupperware Brands Corp	720	48,047	(1,578)
Twenty-First Century Fox Inc	6,308	215,666	(10,372)
Tyco International PLC	7,893	312,946	(9,223)
Tyson Foods Inc	8,226	331,626	19,049
Ulta Salon Cosmetics & Fragrance Inc	453	69,130	836
Union Pacific Corp	6,818	727,354	(77,121)
United States Steel Corp	8,916	214,216	(30,368)
United Technologies Corp	3,505	403,193	(14,383)
United Therapeutics Corp	3,783	631,401	26,652
UnitedHealth Group Inc	30,464	3,451,276	265,332
Universal Health Services Inc	5,602	653,689	142,355
Unum Group	13,055	451,587	15,129
Urban Outfitters Inc	1,378	55,660	(7,430)
US Bancorp	16,117	695,684	3,794
Valero Energy Corp	42,030	2,428,671	202,407
Validus Holdings Ltd	3,702	156,089	6,762
VCA Inc	2,468	125,423	8,848
Vectren Corp	2,366	99,938	(8,894)
VeriSign Inc	6,471	408,534	(9,144)
VF Corp	8,273	594,608	(17,649)
Viacom Inc	14,415	996,748	(64,963)
Voya Financial Inc	21,544	923,004	78,146
Wal-Mart Stores Inc	25,733	2,009,079	(183,837)
Waste Management Inc	5,504	271,522	(16,412)
Waters Corp	1,542	195,525	2,437
Wells Fargo & Co	25,260	1,397,667	22,955
WESCO International Inc	1,521	108,998	(4,597)
Western Digital Corp	9,094	881,658	(168,507)
Western Refining Inc	16,362	724,526	(10,816)
Westlake Chemical Corp	2,015	147,677	(9,468)
Whirlpool Corp	1,045	187,175	(6,338)
Whiting Petroleum Corp	5,885	218,801	(21,065)
Williams-Sonoma Inc	1,782	133,562	13,043
WPX Energy Inc	4,503	60,796	(5,500)
WR Berkley Corp	5,138	252,800	14,017
Wyndham Worldwide Corp	3,011	258,631	(12,000)
Xcel Energy Inc	9,055	307,047	(15,658)
Xerox Corp	62,369	718,759	(55,152)
Xilinx Inc	14,274	620,469	9,871
Yahoo! Inc	21,623	905,781	(56,214)
Zoetis Inc	4,969	225,486	14,119

			(2,032,315)

Total Long Positions:			(2,002,334)

Short Positions:

Bermuda

Golar LNG Ltd	(15,436)	(655,120)	(67,285)
Teekay Corp	(12,651)	(615,636)	73,920

			6,635

Canada

Restaurant Brands International Inc	(25,890)	(1,067,740)	78,483

Panama

Copa Holdings SA	(2,578)	(250,919)	38,002

Sweden

Autoliv Inc	(5,920)	(702,447)	11,287

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)

United Kingdom

Pentair PLC	(4,423)	($274,934)	($29,148)

United States

Abercrombie & Fitch Co	(1,375)	(30,522)	946
Adobe Systems Inc	(2,428)	(181,426)	(15,266)
Advance Auto Parts Inc	(7,300)	(1,051,922)	(110,895)
AECOM	(23,959)	(757,920)	(34,643)
AGL Resources Inc	(2,040)	(101,209)	6,227
Air Lease Corp	(4,468)	(174,750)	23,284
Air Products & Chemicals Inc	(2,899)	(424,751)	28,081
Airgas Inc	(973)	(99,195)	(3,729)
Akorn Inc	(17,317)	(719,438)	(36,622)
Alcoa Inc	(13,880)	(191,849)	37,087
Alexion Pharmaceuticals Inc	(1,283)	(212,547)	(19,380)
Align Technology Inc	(11,443)	(678,848)	(38,743)
Alkermes PLC	(8,027)	(457,434)	(59,023)
Alleghany Corp	(3,478)	(1,655,789)	25,442
Allegheny Technologies Inc	(10,822)	(374,454)	47,630
Allegion PLC	(2,434)	(149,088)	2,707
Allergan PLC	(5,851)	(1,672,611)	(102,934)
Alliance Data Systems Corp	(7,484)	(2,233,723)	48,844
Alliant Energy Corp	(26,851)	(1,628,041)	78,201
Allison Transmission Holdings Inc	(5,467)	(168,452)	8,488
Alnylam Pharmaceuticals Inc	(699)	(72,891)	(10,899)
AMC Networks Inc	(684)	(54,393)	(1,593)
American International Group Inc	(20,378)	(1,171,411)	(88,357)
AMETEK Inc	(8,279)	(435,320)	(18,203)
Amphenol Corp	(11,509)	(643,219)	(23,958)
Anadarko Petroleum Corp	(3,965)	(362,650)	53,143
Analog Devices Inc	(4,345)	(270,130)	(8,754)
Antero Resources Corp	(10,871)	(475,791)	102,481
Aon PLC	(7,182)	(701,518)	(14,384)
Apache Corp	(15,646)	(1,066,547)	164,868
Arch Capital Group Ltd	(1,076)	(66,021)	(6,028)
ARRIS Group Inc	(12,106)	(409,329)	38,885
Arthur J Gallagher & Co	(3,230)	(153,826)	1,047
AT&T Inc	(75,240)	(2,563,202)	(109,322)
Atmel Corp	(5,715)	(43,067)	(13,255)
Atmos Energy Corp	(2,074)	(112,058)	5,703
Autodesk Inc	(1,975)	(113,423)	14,525
AutoZone Inc	(327)	(221,603)	3,527
Avery Dennison Corp	(1,161)	(65,328)	(5,423)
Avis Budget Group Inc	(2,792)	(151,771)	28,699
B/E Aerospace Inc	(9,148)	(546,671)	44,446
Ball Corp	(10,548)	(771,670)	31,728
Bank of America Corp	(44,588)	(720,248)	(38,640)
BankUnited Inc	(3,455)	(113,801)	(10,337)
BorgWarner Inc	(22,924)	(1,381,594)	78,594
Boston Scientific Corp	(26,732)	(464,516)	(8,640)
Brookdale Senior Living Inc	(52,189)	(1,889,509)	78,550
Brown-Forman Corp	(5,913)	(538,016)	(54,348)
Cabela’s Inc	(8,998)	(480,046)	30,326
Cablevision Systems Corp	(23,672)	(482,896)	(83,812)
Cabot Oil & Gas Corp	(31,610)	(1,072,015)	75,035
Cadence Design Systems Inc	(3,766)	(71,198)	(2,841)
Calpine Corp	(7,183)	(149,607)	20,385
Campbell Soup Co	(3,844)	(173,484)	(9,683)
CarMax Inc	(20,815)	(1,449,617)	71,456
Caterpillar Inc	(4,347)	(378,379)	9,666
CBOE Holdings Inc	(3,438)	(191,932)	(4,790)
CDK Global Inc	(11,792)	(573,707)	(62,825)
Celgene Corp	(5,355)	(581,218)	(38,543)
CenterPoint Energy Inc	(22,611)	(469,408)	39,121
CenturyLink Inc	(22,745)	(807,693)	139,445
CH Robinson Worldwide Inc	(7,347)	(473,080)	14,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Charles River Laboratories International Inc	(3,502)	($248,081)	$1,750
Cheniere Energy Inc	(14,102)	(1,041,900)	65,196
Chevron Corp	(9,277)	(960,431)	65,479
Chipotle Mexican Grill Inc	(2,182)	(1,368,950)	48,862
Ciena Corp	(24,764)	(536,378)	(50,033)
Cimarex Energy Co	(3,032)	(371,123)	36,663
Cincinnati Financial Corp	(9,499)	(482,920)	6,260
Citigroup Inc	(12,744)	(673,678)	(30,301)
Clean Harbors Inc	(7,693)	(425,956)	12,534
CMS Energy Corp	(5,697)	(190,638)	9,246
Cobalt International Energy Inc	(67,339)	(704,099)	50,237
Colfax Corp	(17,493)	(871,381)	64,079
Colgate-Palmolive Co	(4,620)	(312,692)	10,498
Comerica Inc	(4,093)	(194,899)	(15,154)
ConAgra Foods Inc	(5,901)	(218,120)	(39,871)
Concho Resources Inc	(6,746)	(840,141)	72,041
CONSOL Energy Inc	(59,227)	(1,809,679)	522,084
Constellation Brands Inc	(10,384)	(1,204,503)	(248)
Con-way Inc	(801)	(33,485)	2,751
Core Laboratories NV	(8,802)	(1,147,578)	143,798
CoStar Group Inc	(1,678)	(336,459)	(1,256)
Cree Inc	(12,135)	(374,962)	59,088
Crown Holdings Inc	(2,072)	(113,199)	3,569
CST Brands Inc	(4,159)	(172,645)	10,195
Cullen/Frost Bankers Inc	(2,068)	(151,549)	(10,955)
Cypress Semiconductor Corp	(11,379)	(142,225)	8,408
Cytec Industries Inc	(1,512)	(83,996)	(7,526)
Dana Holding Corp	(12,535)	(270,470)	12,500
DaVita HealthCare Partners Inc	(13,057)	(1,067,952)	30,312
Dean Foods Co	(5,998)	(96,761)	(227)
Deere & Co	(3,729)	(336,308)	(25,591)
Discovery Communications Inc	(25,126)	(815,069)	(20,622)
DISH Network Corp	(7,542)	(509,263)	(1,405)
Dominion Resources Inc	(32,922)	(2,334,067)	132,573
Dover Corp	(7,026)	(531,257)	38,172
Dril-Quip Inc	(2,369)	(187,405)	9,138
Dunkin’ Brands Group Inc	(4,931)	(254,019)	(17,186)
E*TRADE Financial Corp	(34,445)	(997,580)	(34,048)
Eagle Materials Inc	(5,751)	(485,866)	46,892
East West Bancorp Inc	(1,100)	(44,893)	(4,409)
Eastman Chemical Co	(4,646)	(364,286)	(15,850)
Ecolab Inc	(9,315)	(1,051,769)	(1,478)
Endo International PLC	(14,600)	(1,241,903)	79,013
Energen Corp	(2,967)	(209,079)	6,432
Ensco PLC	(8,091)	(216,245)	36,058
Envision Healthcare Holdings Inc	(43,783)	(1,608,059)	(120,494)
EQT Corp	(6,242)	(558,056)	50,332
Esterline Technologies Corp	(545)	(58,798)	6,838
Eversource Energy	(12,095)	(586,564)	37,330
Exelon Corp	(30,144)	(1,018,628)	71,504
Exxon Mobil Corp	(7,871)	(694,989)	40,122
Facebook Inc	(8,417)	(658,566)	(63,318)
Fastenal Co	(20,837)	(878,233)	(672)
FEI Co	(3,581)	(269,806)	(27,166)
FireEye Inc	(4,854)	(197,760)	(39,650)
First Horizon National Corp	(9,199)	(131,730)	(12,418)
First Niagara Financial Group Inc	(53,512)	(479,150)	(26,003)
First Republic Bank	(3,665)	(214,415)	(16,590)
FirstEnergy Corp	(18,485)	(657,608)	55,921
FleetCor Technologies Inc	(7,839)	(1,228,021)	4,667
FLIR Systems Inc	(1,518)	(47,296)	511
Flowserve Corp	(3,014)	(169,862)	11,144
Fluor Corp	(1,096)	(65,757)	7,658
FMC Corp	(4,531)	(270,277)	32,173
FNF Group	(6,070)	(220,433)	(4,096)
Forest City Enterprises Inc	(3,136)	(74,986)	5,680
Fortinet Inc	(7,226)	(274,756)	(23,894)
Fossil Group Inc	(609)	(50,630)	8,390
Freeport-McMoRan Inc	(28,750)	(668,487)	133,162

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp	(140,591)	($927,375)	$231,449
General Mills Inc	(4,495)	(249,055)	(1,406)
Genesee & Wyoming Inc	(5,198)	(481,661)	85,678
Gentex Corp	(27,577)	(479,848)	27,033
Genworth Financial Inc	(75,072)	(655,231)	86,936
Global Payments Inc	(2,381)	(240,727)	(5,588)
Great Plains Energy Inc	(4,212)	(109,629)	7,867
Groupon Inc	(19,053)	(130,513)	34,676
Halliburton Co	(18,733)	(913,020)	106,190
Hancock Holding Co	(3,214)	(93,768)	(8,791)
Harley-Davidson Inc	(3,423)	(194,469)	1,583
Harman International Industries Inc	(605)	(77,209)	5,251
Hasbro Inc	(5,307)	(374,172)	(22,739)
HD Supply Holdings Inc	(1,158)	(38,220)	(2,518)
Helmerich & Payne Inc	(10,175)	(794,570)	78,046
Hertz Global Holdings Inc	(62,067)	(1,310,210)	185,556
Hexcel Corp	(7,429)	(363,877)	(5,641)
Hologic Inc	(15,269)	(513,408)	(67,731)
HomeAway Inc	(1,914)	(52,066)	(7,498)
Huntington Bancshares Inc	(16,366)	(178,672)	(6,428)
Huntsman Corp	(19,648)	(454,878)	21,246
IDEX Corp	(693)	(52,331)	(2,124)
IDEXX Laboratories Inc	(16,974)	(1,094,842)	6,130
IHS Inc	(559)	(70,936)	(968)
Illumina Inc	(7,374)	(1,376,698)	(233,489)
Incyte Corp	(8,276)	(818,444)	(43,998)
Intercontinental Exchange Inc	(1,321)	(300,238)	4,849
Intuitive Surgical Inc	(2,393)	(1,179,702)	20,293
IPG Photonics Corp	(3,587)	(327,024)	21,501
ITC Holdings Corp	(7,757)	(276,483)	26,863
Jacobs Engineering Group Inc	(6,388)	(274,166)	14,685
Jarden Corp	(17,018)	(876,652)	(4,030)
Jazz Pharmaceuticals PLC	(9,339)	(1,666,680)	22,363
JB Hunt Transport Services Inc	(7,995)	(699,018)	42,708
JC Penney Co Inc	(13,322)	(110,551)	(2,286)
JDS Uniphase Corp	(55,839)	(698,335)	51,720
Johnson Controls Inc	(8,339)	(421,097)	8,067
Joy Global Inc	(4,845)	(207,873)	32,484
Juniper Networks Inc	(5,329)	(142,631)	4,236
Kansas City Southern	(18,649)	(1,914,072)	213,283
KAR Auction Services Inc	(1,137)	(41,825)	(699)
Kate Spade & Co	(21,431)	(702,440)	240,816
Kellogg Co	(7,263)	(459,540)	4,149
Kennametal Inc	(2,591)	(97,333)	8,928
Keurig Green Mountain Inc	(12,391)	(1,353,488)	403,966
KeyCorp	(3,798)	(55,495)	(1,551)
Kinder Morgan Inc	(46,971)	(2,010,225)	207,008
Kirby Corp	(3,424)	(275,711)	13,227
KLX Inc	(9,082)	(383,516)	(17,273)
Laboratory Corp of America Holdings	(6,916)	(817,361)	(20,997)
Lam Research Corp	(2,281)	(172,602)	(12,958)
Las Vegas Sands Corp	(16,495)	(867,662)	520
Leggett & Platt Inc	(15,435)	(702,060)	(49,316)
Lennar Corp	(16,444)	(754,515)	(84,787)
Level 3 Communications Inc	(43,646)	(2,444,056)	145,221
LinkedIn Corp	(4,017)	(874,479)	44,447
Lions Gate Entertainment Corp	(9,621)	(299,359)	(57,099)
Loews Corp	(17,945)	(743,025)	51,963
Louisiana-Pacific Corp	(43,383)	(710,348)	(28,465)
LPL Financial Holdings Inc	(5,090)	(206,622)	(30,012)
lululemon athletica Inc	(3,021)	(194,481)	(2,791)
M&T Bank Corp	(4,105)	(493,596)	(19,241)
Mallinckrodt PLC	(7,081)	(830,553)	(3,022)
Marsh & McLennan Cos Inc	(7,826)	(442,419)	(1,316)
Martin Marietta Materials Inc	(8,165)	(1,189,191)	33,762
MasterCard Inc	(8,810)	(799,286)	(24,273)
Mattel Inc	(22,327)	(619,734)	46,153
McCormick & Co Inc	(4,202)	(318,072)	(22,080)
McKesson Corp	(3,658)	(818,660)	(3,695)
MDC Holdings Inc	(4,972)	(134,488)	(14,523)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
MDU Resources Group Inc	(30,927)	($652,052)	$48,047
Mead Johnson Nutrition Co	(2,477)	(239,522)	16,047
MEDNAX Inc	(3,948)	(280,834)	(11,752)
Mettler-Toledo International Inc	(309)	(98,722)	(6,790)
MGM Resorts International	(55,611)	(1,138,083)	123,182
Microchip Technology Inc	(2,046)	(97,783)	752
Mohawk Industries Inc	(1,542)	(271,018)	(23,350)
Monsanto Co	(6,238)	(723,732)	58,823
Motorola Solutions Inc	(2,856)	(169,397)	5,634
MRC Global Inc	(12,827)	(200,479)	2,430
MSC Industrial Direct Co Inc	(7,875)	(564,709)	15,271
National Fuel Gas Co	(8,854)	(571,253)	49,840
Navistar International Corp	(4,582)	(136,804)	33,114
NCR Corp	(2,158)	(60,119)	(4,837)
Netflix Inc	(1,062)	(594,892)	(102,778)
NetSuite Inc	(8,852)	(842,456)	30,285
Newell Rubbermaid Inc	(5,786)	(225,519)	(12,343)
News Corp	(3,217)	(49,892)	2,956
NextEra Energy Inc	(5,170)	(522,176)	15,361
Nielsen NV	(21,261)	(960,597)	8,742
NiSource Inc	(32,056)	(1,384,139)	(77,294)
Noble Corp PLC	(11,023)	(190,041)	20,397
Noble Energy Inc	(8,601)	(431,456)	64,366
Norfolk Southern Corp	(7,933)	(805,099)	112,072
Northern Trust Corp	(2,652)	(195,362)	(7,410)
Norwegian Cruise Line Holdings Ltd	(7,707)	(375,981)	(55,919)
NRG Energy Inc	(46,911)	(1,178,812)	105,488
Nuance Communications Inc	(5,172)	(79,322)	(11,240)
Nucor Corp	(4,760)	(233,051)	23,277
NVR Inc	(49)	(65,073)	(587)
Occidental Petroleum Corp	(10,160)	(811,259)	21,115
OGE Energy Corp	(15,936)	(513,409)	58,117
ONEOK Inc	(19,637)	(861,517)	86,248
Oshkosh Corp	(5,591)	(296,843)	59,896
Owens-Illinois Inc	(8,079)	(196,828)	11,496
PACCAR Inc	(4,665)	(304,668)	6,994
PacWest Bancorp	(4,484)	(203,481)	(6,191)
Palo Alto Networks Inc	(11,820)	(1,754,620)	(310,334)
Pandora Media Inc	(26,120)	(469,616)	63,711
Panera Bread Co	(2,620)	(478,922)	21,025
Patterson-UTI Energy Inc	(19,395)	(428,662)	63,745
People’s United Financial Inc	(10,877)	(164,453)	(11,863)
PerkinElmer Inc	(17,491)	(898,396)	(22,330)
Philip Morris International Inc	(4,172)	(346,162)	11,693
Polaris Industries Inc	(5,344)	(746,822)	(44,678)
PolyOne Corp	(1,797)	(71,758)	1,370
Post Holdings Inc	(12,397)	(574,258)	(94,312)
PPG Industries Inc	(3,244)	(360,467)	(11,684)
PPL Corp	(16,869)	(530,710)	33,580
Praxair Inc	(6,892)	(838,606)	14,668
Precision Castparts Corp	(6,169)	(1,279,452)	46,454
Principal Financial Group Inc	(1,241)	(64,046)	395
Prosperity Bancshares Inc	(1,297)	(68,905)	(5,984)
Prudential Financial Inc	(4,410)	(367,357)	(18,607)
PVH Corp	(3,808)	(397,611)	(41,071)
Qorvo Inc	(4,244)	(288,014)	(52,651)
QUALCOMM Inc	(4,904)	(334,608)	27,471
Quanta Services Inc	(4,541)	(129,401)	(1,471)
Questar Corp	(10,128)	(236,019)	24,243
Range Resources Corp	(19,517)	(1,228,714)	264,965
Regeneron Pharmaceuticals Inc	(3,236)	(1,511,488)	(139,292)
Rent-A-Center Inc	(1,191)	(37,635)	3,871
Reynolds American Inc	(10,438)	(768,627)	(10,674)
Rice Energy Inc	(20,234)	(485,402)	63,927
Rite Aid Corp	(18,068)	(142,252)	(8,616)
Roper Technologies Inc	(4,104)	(692,446)	(15,329)
Rowan Cos PLC	(15,516)	(342,092)	14,550
Royal Caribbean Cruises Ltd	(4,211)	(283,933)	(47,430)
RPM International Inc	(4,466)	(214,369)	(4,332)
salesforce.com Inc	(20,241)	(1,463,229)	53,848

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SanDisk Corp	(1,171)	($78,250)	$10,074
SBA Communications Corp	(9,874)	(1,137,401)	2,187
SCANA Corp	(1,791)	(93,854)	3,140
Schlumberger Ltd	(11,660)	(1,085,497)	80,521
Scripps Networks Interactive Inc	(1,408)	(98,665)	6,624
Seagate Technology PLC	(2,905)	(170,315)	32,327
Sealed Air Corp	(16,746)	(771,303)	(89,106)
Seattle Genetics Inc	(5,886)	(206,851)	(78,031)
Sempra Energy	(9,254)	(969,099)	53,509
Sensata Technologies Holding NV	(25,059)	(1,376,655)	55,043
ServiceNow Inc	(7,358)	(543,114)	(3,659)
Signature Bank	(2,360)	(319,524)	(25,956)
Signet Jewelers Ltd	(3,962)	(536,546)	28,459
Sirius XM Holdings Inc	(191,992)	(743,778)	27,647
Sirona Dental Systems Inc	(2,414)	(225,795)	(16,619)
SLM Corp	(25,655)	(264,402)	11,188
Solera Holdings Inc	(1,823)	(89,993)	8,760
Sotheby’s	(12,140)	(520,688)	(28,526)
Southwestern Energy Co	(30,374)	(849,188)	158,787
Spectra Energy Corp	(26,843)	(990,366)	115,284
Spectrum Brands Holdings Inc	(2,461)	(226,616)	(24,381)
Spirit Airlines Inc	(16,587)	(1,094,131)	64,079
Splunk Inc	(9,884)	(654,537)	(33,587)
Sprint Corp	(235,637)	(1,187,634)	113,129
Sprouts Farmers Market Inc	(51,013)	(1,548,473)	172,143
Starbucks Corp	(15,291)	(759,865)	(59,961)
Stericycle Inc	(8,766)	(1,169,405)	(4,450)
STERIS Corp	(2,946)	(197,242)	7,402
SunEdison Inc	(77,768)	(1,969,954)	(356,087)
SunPower Corp	(1,167)	(37,776)	4,621
SunTrust Banks Inc	(43,640)	(1,833,759)	(43,634)
SVB Financial Group	(2,132)	(280,095)	(26,870)
Synovus Financial Corp	(4,242)	(117,869)	(12,870)
T Rowe Price Group Inc	(22,049)	(1,790,567)	76,698
T-Mobile US Inc	(30,028)	(1,012,561)	(151,625)
Tableau Software Inc	(733)	(71,224)	(13,291)
Targa Resources Corp	(13,739)	(1,312,328)	86,534
TECO Energy Inc	(8,503)	(159,293)	9,130
Tempur Sealy International Inc	(7,843)	(476,774)	(40,080)
Tenet Healthcare Corp	(17,079)	(819,860)	(168,673)
Tesla Motors Inc	(10,506)	(2,414,876)	(403,464)
The ADT Corp	(12,299)	(457,899)	45,021
The Charles Schwab Corp	(85,917)	(2,673,404)	(131,786)
The Cooper Cos Inc	(3,044)	(541,689)	(52)
The Hain Celestial Group Inc	(9,402)	(565,449)	(53,766)
The Hershey Co	(4,206)	(391,181)	17,562
The Howard Hughes Corp	(1,658)	(247,076)	9,087
The JM Smucker Co	(1,548)	(179,698)	11,879
The Madison Square Garden Co	(1,672)	(138,786)	(810)
The Manitowoc Co Inc	(12,759)	(252,028)	1,951
The Middleby Corp	(1,963)	(200,488)	(19,819)
The Progressive Corp	(61,674)	(1,660,759)	(55,629)
The Sherwin-Williams Co	(1,028)	(286,074)	3,353
The Southern Co	(19,532)	(864,739)	46,348
The Ultimate Software Group Inc	(3,330)	(547,903)	651
The Valspar Corp	(1,553)	(127,086)	19
The Wendy’s Co	(12,309)	(129,818)	(9,027)
The WhiteWave Foods Co	(6,480)	(283,829)	(32,913)
The Williams Cos Inc	(9,890)	(500,480)	(67,107)
Thomson Reuters Corp	(3,748)	(153,671)	10,985
Thoratec Corp	(2,935)	(118,760)	(12,053)
Tiffany & Co	(5,416)	(476,732)	(20,457)
Toll Brothers Inc	(3,442)	(123,179)	(8,271)
Tractor Supply Co	(1,620)	(138,297)	(7,406)
TransDigm Group Inc	(2,907)	(628,199)	(24,917)
TreeHouse Foods Inc	(3,372)	(276,313)	3,080
Trimble Navigation Ltd	(13,870)	(352,981)	27,591
TripAdvisor Inc	(2,990)	(234,232)	(26,316)
Twitter Inc	(21,335)	(809,173)	36,419
UGI Corp	(2,417)	(83,911)	646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Under Armour Inc	(18,179)	($1,407,659)	($109,196)
United Natural Foods Inc	(3,686)	(249,082)	14,358
United Parcel Service Inc	(9,150)	(917,203)	30,477
United Rentals Inc	(5,852)	(581,290)	68,537
USG Corp	(54,101)	(1,461,433)	(42,033)
Vantiv Inc	(7,577)	(301,243)	11,877
Varian Medical Systems Inc	(9,495)	(822,929)	22,215
VeriFone Systems Inc	(12,671)	(453,341)	23,033
Verisk Analytics Inc	(1,723)	(130,707)	5,341
Verizon Communications Inc	(31,165)	(1,562,540)	109,940
Vertex Pharmaceuticals Inc	(6,029)	(744,535)	74
Visa Inc	(19,339)	(1,278,802)	(19,812)
Visteon Corp	(7,799)	(796,865)	(21,874)
VMware Inc	(1,151)	(101,440)	2,753
Vulcan Materials Co	(3,882)	(332,591)	6,775
WABCO Holdings Inc	(2,462)	(308,644)	4,046
Wabtec Corp	(2,205)	(215,948)	8,149
Walgreens Boots Alliance Inc	(13,481)	(1,125,304)	(13,031)
Waste Connections Inc	(4,474)	(210,897)	82
Watsco Inc	(1,368)	(165,629)	(3,648)
Weatherford International PLC	(42,676)	(621,951)	98,316
WEC Energy Group Inc	(6,457)	(312,506)	22,135
WellCare Health Plans Inc	(4,229)	(341,643)	(17,103)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Westar Energy Inc	(1,090)	($40,043)	$2,743
WEX Inc	(3,370)	(385,782)	1,703
Whole Foods Market Inc	(1,012)	(48,618)	8,704
Willis Group Holdings PLC	(4,795)	(229,916)	5,031
Workday Inc	(10,711)	(962,306)	144,093
WR Grace & Co	(5,899)	(571,316)	(20,354)
WW Grainger Inc	(2,371)	(586,847)	25,750
Wynn Resorts Ltd	(11,081)	(1,258,758)	165,396
Xylem Inc	(3,281)	(120,446)	(1,180)
Yelp Inc	(25,107)	(1,016,538)	(63,817)
Yum! Brands Inc	(5,463)	(486,164)	(5,943)
Zebra Technologies Corp	(6,506)	(593,060)	(129,431)
Zillow Group Inc	(3,112)	(296,898)	26,963
Zions Bancorp	(14,321)	(409,118)	(45,359)
Zynga Inc	(28,152)	(69,794)	(10,720)

			3,611,703

Total Short Positions:			3,716,962

Total Long and Short Positions:			1,714,628
Net Cash and Other Receivables (Payables) (3)			717,070

			$2,431,698

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day CAD-USD Discount Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positons within the swap.	MSC	05/04/16	$695,627

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Alimentation Couche-Tard Inc	7,437	$285,610	$32,532
Bank of Montreal	4,875	316,471	(27,601)
BCE Inc	4,042	179,588	(7,876)
BlackBerry Ltd	62,560	620,928	(109,529)
Bombardier Inc	28,827	58,007	(6,077)
Canadian Imperial Bank of Commerce	3,799	302,443	(24,986)
Canadian National Railway Co	6,806	441,819	(49,152)
Canadian Natural Resources Ltd	2,308	76,423	(13,762)
Canadian Tire Corp Ltd	1,869	197,488	2,401
Canfor Corp	11,403	225,866	22,461
CGI Group Inc	16,826	711,754	(53,668)
CI Financial Corp	2,287	67,268	(5,744)
Constellation Software Inc	1,265	516,196	(13,984)
Dollarama Inc	3,906	224,249	12,488
Empire Co Ltd	1,272	92,170	(2,580)
Encana Corp	3,075	43,416	(9,515)
Enerplus Corp	3,446	41,133	(10,895)
Fairfax Financial Holdings Ltd	436	232,702	(17,711)
Finning International Inc	12,391	253,937	(20,899)
IGM Financial Inc	1,423	53,236	(7,914)
Intact Financial Corp	982	74,677	(6,440)
Kinross Gold Corp	62,204	153,792	(8,865)
Linamar Corp	4,454	272,870	16,408
Magna International Inc	16,777	863,989	77,618
Metro Inc	4,491	130,244	(9,717)
National Bank of Canada	2,230	89,826	(6,053)
Open Text Corp	3,255	153,404	(21,197)
Penn West Petroleum Ltd	16,313	37,921	(9,841)
Royal Bank of Canada	8,678	573,835	(43,150)
Shaw Communications Inc	3,567	80,955	(3,274)
Suncor Energy Inc	4,987	162,662	(25,310)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	5,689	$313,317	($19,666)
The Toronto-Dominion Bank	9,690	445,791	(34,296)
West Fraser Timber Co Ltd	4,494	234,674	12,262
Whitecap Resources Inc	4,509	55,131	(7,550)

			(401,082)

Total Long Positions:			(401,082)

Short Positions:

Canada

Agnico Eagle Mines Ltd	(13,017)	(408,944)	39,383
Agrium Inc	(1,459)	(152,797)	(1,829)
AltaGas Ltd	(2,989)	(98,558)	7,524
Barrick Gold Corp	(38,744)	(505,261)	91,143
Baytex Energy Corp	(5,706)	(109,862)	21,097
CAE Inc	(7,445)	(91,391)	2,755
Cameco Corp	(10,025)	(171,824)	28,392
Canadian Oil Sands Ltd	(13,270)	(143,746)	36,439
Canadian Pacific Railway Ltd	(842)	(160,566)	25,725
Canadian Utilities Ltd	(3,562)	(111,654)	9,072
Cenovus Energy Inc	(38,684)	(660,974)	42,464
Eldorado Gold Corp	(30,571)	(153,231)	26,444
Enbridge Inc	(7,509)	(388,261)	37,099
First Quantum Minerals Ltd	(76,954)	(1,146,252)	140,120
Fortis Inc	(3,325)	(107,194)	13,807
Franco-Nevada Corp	(4,733)	(245,951)	20,214
Gildan Activewear Inc	(12,546)	(399,116)	(17,645)
Goldcorp Inc	(31,464)	(598,505)	87,876
Husky Energy Inc	(22,637)	(466,126)	33,141
Imperial Oil Ltd	(6,135)	(263,539)	26,539
Loblaw Cos Ltd	(2,950)	(151,153)	2,165
Lundin Mining Corp	(14,348)	(70,106)	11,175
Manulife Financial Corp	(8,383)	(154,639)	(1,141)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Methanex Corp	(3,270)	($192,462)	$9,928
Peyto Exploration & Development Corp	(2,805)	(79,905)	11,340
Potash Corp of Saskatchewan Inc	(12,541)	(405,768)	17,388
Power Financial Corp	(2,109)	(65,378)	4,810
Precision Drilling Corp	(14,113)	(105,294)	10,379
Rogers Communications Inc	(10,502)	(375,124)	2,635
Silver Wheaton Corp	(15,284)	(304,039)	39,108
SNC-Lavalin Group Inc	(1,947)	(69,929)	4,520
Sun Life Financial Inc	(3,192)	(104,383)	(2,187)
Teck Resources Ltd	(21,465)	(325,539)	112,779
Tourmaline Oil Corp	(6,383)	(216,671)	24,925

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
TransCanada Corp	(11,828)	($528,029)	$47,333
Vermilion Energy Inc	(3,724)	(175,226)	14,369

			979,286

United States

Valeant Pharmaceuticals International Inc	(1,434)	(310,507)	(7,602)

Total Short Positions:			971,684

Total Long and Short Positions:			570,602
Net Cash and Other Receivables (Payables) (3)			125,025

			$695,627

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day CHF-TOIS plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positons within the swap.	MSC	05/04/16	$110,261

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	5,183	$692,538	$67,515
Adecco SA	1,122	92,266	(994)
Baloise Holding AG	1,563	199,753	(9,293)
Flughafen Zuerich AG	171	135,107	(3,012)
Geberit AG	815	292,362	(20,238)
Givaudan SA	66	124,879	(10,502)
Helvetia Holding AG	297	168,676	829
Kuehne + Nagel International AG	466	70,226	(8,326)
Lonza Group AG	656	94,280	(6,453)
Novartis AG	13,894	1,441,151	(68,801)
Partners Group Holding AG	302	96,109	(5,934)
Swiss Life Holding AG	1,185	284,760	(13,030)
Swiss Re AG	8,526	762,247	(8,099)
Swisscom AG	466	280,546	(19,545)
Zurich Insurance Group AG	3,104	971,124	(24,979)

			(130,862)

Total Long Positions:			(130,862)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Switzerland

Aryzta AG	(752)	($50,789)	$13,692
Barry Callebaut AG	(80)	(97,264)	6,284
Cie Financiere Richemont SA	(9,426)	(851,642)	83,290
Credit Suisse Group AG	(28,696)	(759,654)	(28,839)
Julius Baer Group Ltd	(2,416)	(128,663)	(7,066)
Lafarge Holcim Ltd	(4,400)	(356,531)	31,256
Nestle SA	(18,034)	(1,413,682)	110,085
OC Oerlikon Corp AG	(6,862)	(91,048)	7,088
SGS SA	(95)	(187,042)	13,507
Sonova Holding AG	(360)	(50,191)	1,460
Sulzer AG	(478)	(54,601)	5,533
The Swatch Group AG	(1,580)	(717,275)	101,075
UBS Group AG	(64,877)	(1,363,109)	(12,488)

			324,877

Total Short Positions:			324,877

Total Long and Short Positions:			194,015
Net Cash and Other Receivables (Payables) (3)			(83,754)

			$110,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day EUR-EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/16	$226,366

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Delhaize Group	5,775	$471,555	$4,863
Proximus	12,385	462,565	(25,769)
Solvay SA	493	73,565	(5,801)

			(26,707)

Finland

Elisa OYJ	3,191	98,221	2,829
Fortum OYJ	2,908	58,014	(6,272)
Neste Oyj	6,848	182,331	(7,406)
Orion Oyj	4,678	153,738	10,218
UPM-Kymmene OYJ	10,169	183,997	(3,534)

			(4,165)

France

Accor SA	1,584	87,383	(7,266)
AXA SA	13,574	345,027	(2,955)
Cap Gemini SA	1,624	145,408	(1,338)
Cie Generale des Etablissements Michelin	1,290	144,814	(9,392)
Eiffage SA	1,646	99,937	(8,440)
Eutelsat Communications SA	4,648	161,710	(11,768)
Lagardere SCA	2,154	68,814	(6,049)
L’Oreal SA	1,127	215,240	(14,315)
Orange SA	75,290	1,232,267	(67,308)
Peugeot SA	67,200	1,278,156	100,960
Publicis Groupe SA	4,244	354,386	(40,948)
Sanofi	6,899	711,065	(30,427)
SCOR SE	3,806	131,526	2,638
Sodexo SA	1,982	202,157	(14,081)
Thales SA	1,211	73,970	(708)
Valeo SA	642	103,838	(2,349)
Veolia Environnement SA	5,451	114,299	(3,248)
Vivendi SA	24,920	625,412	4,044

			(112,950)

Germany

Allianz SE	8,141	1,404,651	(137,163)
Aurubis AG	2,861	185,900	(17,849)
Bayer AG	4,486	652,376	(24,659)
Bayerische Motoren Werke AG	1,180	141,970	(12,868)
Brenntag AG	1,054	64,400	(3,989)
Daimler AG	5,125	500,759	(34,496)
Deutsche Boerse AG	2,556	212,834	(1,272)
Deutsche Lufthansa AG	30,346	425,864	(34,692)
Deutsche Post AG	4,722	156,797	(18,850)
Deutsche Telekom AG	7,667	143,713	(11,723)
Freenet AG	16,670	556,848	4,501
GEA Group AG	1,434	69,769	(5,823)
Hannover Rueck SE	2,455	249,859	(11,794)
HeidelbergCement AG	803	63,761	(96)
Henkel AG & Co KGaA	517	61,212	(3,234)
HOCHTIEF AG	1,617	124,660	578
HUGO BOSS AG	1,987	245,582	(23,578)
Linde AG	666	131,907	(5,799)
Merck KGaA	3,859	426,615	(42,245)
MTU Aero Engines AG	475	46,764	(2,094)
Muenchener Rueckversicherungs-Gesellschaft AG	3,295	646,458	(62,436)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Porsche Automobil Holding SE	2,810	$266,731	($30,075)
ProSiebenSat.1 Media AG	5,346	277,682	(13,743)
Siemens AG	2,386	262,619	(22,335)
Symrise AG	1,987	125,020	(1,738)
Volkswagen AG	1,021	266,632	(29,947)

			(547,419)

Italy

A2A SpA	80,696	93,733	2,397
Atlantia SpA	3,035	84,493	(9,589)
Autogrill SpA	41,470	388,667	(41,824)
Banca Popolare di Milano Scarl	157,206	160,801	4,809
Eni SpA	14,236	274,710	(22,188)
Mediaset SpA	31,187	159,696	(10,012)
Pirelli & C. SpA	17,265	298,934	(8,131)
Snam SpA	15,205	79,549	(7,295)
UnipolSai SpA	28,409	76,573	(6,248)

			(98,081)

Luxembourg

SES SA	5,066	176,713	(6,727)

Netherlands

Aegon NV	18,597	145,978	(9,432)
Akzo Nobel NV	554	42,299	(1,820)
Boskalis Westminster NV	8,928	467,639	(29,356)
Delta Lloyd NV	19,410	362,642	(43,342)
Koninklijke Ahold NV	15,429	299,300	(9,160)
Koninklijke DSM NV	650	37,018	769
Koninklijke KPN NV	50,560	190,833	3,212
Randstad Holding NV	6,214	371,208	35,044
Wolters Kluwer NV	18,460	593,031	(42,654)

			(96,739)

Spain

Abengoa SA	34,396	110,971	(2,697)
Acerinox SA	14,592	217,510	(15,157)
ACS Actividades de Construccion y Servicios SA	1,048	37,024	(3,210)
Enagas SA	3,929	120,760	(13,666)
Endesa SA	21,582	426,021	(12,322)
Iberdrola SA	160,129	1,076,181	5,475
Mediaset Espana Comunicacion SA	7,254	96,891	(1,902)
Red Electrica Corp SA	919	77,242	(3,427)
Repsol SA	25,053	517,583	(76,561)
Telefonica SA	56,196	861,318	(60,438)

			(183,905)

Switzerland

STMicroelectronics NV	7,630	59,598	2,821

United Kingdom

Fiat Chrysler Automobiles NV	39,663	602,223	(21,764)
RELX NV	25,528	619,693	(12,358)
Unilever NV	4,834	212,239	(10,204)

			(44,326)

Total Long Positions:			(1,118,198)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Belgium

Anheuser-Busch InBev NV	(2,857)	($347,983)	$4,126
KBC Groep NV	(879)	(58,107)	(575)
UCB SA	(710)	(50,436)	(473)

			3,078

Finland

Sampo Oyj	(8,519)	(413,224)	11,157

France

Airbus Group SE	(2,156)	(148,366)	8,682
Arkema SA	(1,068)	(86,387)	9,434
BNP Paribas SA	(17,795)	(1,130,599)	57,680
Bollore SA	(17,021)	(95,705)	4,910
Carrefour SA	(13,832)	(479,821)	37,323
Casino Guichard Perrachon SA	(1,403)	(125,672)	19,467
Credit Agricole SA	(11,948)	(186,777)	9,271
Danone SA	(8,091)	(588,244)	65,530
Edenred	(1,758)	(47,639)	4,205
Electricite de France SA	(3,941)	(99,727)	11,885
GDF Suez	(8,054)	(165,891)	16,639
Kering	(471)	(88,532)	4,516
LVMH Moet Hennessy Louis Vuitton SE	(475)	(83,622)	470
Natixis SA	(6,444)	(52,446)	6,115
Renault SA	(4,243)	(444,811)	1,684
Schneider Electric SE	(13,220)	(1,004,005)	92,211
Societe Generale SA	(2,513)	(127,315)	10,072
Technip SA	(1,527)	(108,121)	13,539
Vallourec SA	(18,570)	(446,770)	67,925
Vinci SA	(960)	(59,139)	3,678
Zodiac Aerospace	(20,222)	(737,743)	79,634

			524,870

Germany

adidas AG	(4,689)	(393,773)	34,923
BASF SE	(7,775)	(769,570)	86,319
Commerzbank AG	(24,212)	(328,189)	18,805
Continental AG	(755)	(177,806)	(785)
Deutsche Bank AG	(30,000)	(962,729)	61,704
E.ON SE	(26,700)	(419,235)	63,631
Infineon Technologies AG	(7,028)	(85,538)	(1,673)
LANXESS AG	(2,965)	(162,524)	(12,264)
METRO AG	(2,070)	(76,192)	10,936

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Rheinmetall AG	(4,107)	($211,182)	$2,914
RWE AG	(31,406)	(792,811)	117,813
SAP SE	(5,863)	(448,007)	39,472
ThyssenKrupp AG	(5,124)	(139,951)	6,638

			428,433

Italy

Banco Popolare SC	(2,354)	(37,221)	(1,460)
Enel Green Power SpA	(92,530)	(181,174)	463
Mediolanum SpA	(9,709)	(83,267)	3,249
Telecom Italia SpA	(229,481)	(271,162)	(19,933)
UniCredit SpA	(85,924)	(617,582)	41,115
Unione di Banche Italiane SCpA	(15,921)	(125,704)	(1,859)

			21,575

Luxembourg

Altice SA	(6,222)	(670,066)	(192,039)
ArcelorMittal	(73,293)	(795,584)	81,979
Tenaris SA	(36,135)	(568,506)	80,732

			(29,328)

Netherlands

ASML Holding NV	(8,810)	(956,171)	41,470
Koninklijke Philips NV	(13,656)	(388,771)	40,228
Royal Dutch Shell PLC	(13,221)	(414,364)	37,828

			119,526

Spain

Banco Bilbao Vizcaya Argentaria SA	(24,715)	(252,161)	9,041
Banco Popular Espanol SA	(105,580)	(539,812)	26,127
Bankia SA	(212,678)	(292,591)	22,078
CaixaBank SA	(25,299)	(125,313)	7,718
Distribuidora Internacional de Alimentacion SA	(8,505)	(69,101)	3,991
Grifols SA	(1,492)	(63,160)	2,896

			71,851

United Kingdom

CNH Industrial NV	(84,093)	(728,154)	(38,204)

Total Short Positions:			1,112,958

Total Long and Short Positions:			(5,240)
Net Cash and Other Receivables (Payables) (3)			231,606

			$226,366

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day JPY-MUTSC plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positons within the swap.	MSC	05/09/16	$137,899

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	28,000	$618,713	($12,651)
ANA Holdings Inc	23,000	63,425	(1,045)
Aozora Bank Ltd	35,000	129,851	1,958
Asahi Glass Co Ltd	10,000	65,936	(5,993)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Asahi Kasei Corp	38,000	$356,883	($45,598)
Astellas Pharma Inc	32,000	494,439	(38,464)
Bandai Namco Holdings Inc	12,400	250,598	(11,144)
Bridgestone Corp	8,800	364,988	(39,714)
Calbee Inc	8,100	322,323	18,186
Central Japan Railway Co	4,800	854,878	11,465
Dai Nippon Printing Co Ltd	9,000	91,673	1,236
Daicel Corp	29,400	356,324	21,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Disco Corp	4,100	$368,623	($29,595)
Don Quijote Holdings Co Ltd	8,000	305,406	34,071
East Japan Railway Co	1,100	97,764	1,127
Fuji Electric Co Ltd	21,000	98,141	(7,895)
Fuji Heavy Industries Ltd	49,500	1,674,202	143,974
Fujitsu Ltd	30,197	181,127	(12,756)
Hitachi Chemical Co Ltd	1,900	36,677	(2,442)
Hitachi High-Technologies Corp	3,400	99,718	(3,531)
Hitachi Metals Ltd	15,000	233,501	(3,432)
Hoya Corp	17,600	680,328	24,451
Isuzu Motors Ltd	31,600	421,765	(7,112)
ITOCHU Corp	9,600	118,569	8,153
Japan Airlines Co Ltd	55,800	1,840,320	104,534
JSR Corp	18,000	305,773	11,799
JTEKT Corp	5,100	85,743	10,722
Kajima Corp	61,000	285,941	447
Kao Corp	2,500	119,560	(3,361)
Kawasaki Heavy Industries Ltd	12,000	61,176	(5,237)
Keisei Electric Railway Co Ltd	4,000	47,144	405
Kobe Steel Ltd	121,000	217,055	(13,552)
Koito Manufacturing Co Ltd	10,100	351,896	41,739
Kurita Water Industries Ltd	1,500	37,255	(2,365)
Mabuchi Motor Co Ltd	1,900	110,077	9,978
Mazda Motor Corp	15,300	307,567	(6,523)
MEIJI Holdings Co Ltd	400	45,338	6,257
Mitsubishi Chemical Holdings Corp	46,000	284,670	3,825
Mitsubishi Electric Corp	70,000	913,383	(11,015)
Mitsubishi Materials Corp	10,000	36,806	1,568
Mitsubishi Motors Corp	52,200	487,435	(43,227)
Mitsubishi Tanabe Pharma Corp	7,300	122,325	(13,125)
Mitsui & Co Ltd	23,200	323,418	(8,794)
Mixi Inc	4,700	200,835	32,451
Mizuho Financial Group Inc	245,800	470,125	59,899
MS&AD Insurance Group Holdings Inc	2,200	64,058	4,427
Murata Manufacturing Co Ltd	2,200	314,772	68,804
Nippon Express Co Ltd	32,000	181,971	(24,703)
Nippon Shokubai Co Ltd	16,000	219,557	(799)
Nippon Steel & Sumitomo Metal Corp	89,000	231,082	(597)
Nippon Telegraph & Telephone Corp	33,600	1,137,510	78,535
Nippon Yusen KK	72,000	223,478	(23,094)
Nitto Denko Corp	6,400	429,153	96,421
NOK Corp	19,300	621,112	(22,991)
NTT DOCOMO Inc	14,600	259,479	19,878
Omron Corp	6,500	294,114	(11,799)
Oriental Land Co Ltd	3,400	231,597	(14,647)
Osaka Gas Co Ltd	40,000	164,514	(6,664)
Otsuka Corp	5,200	240,008	2,820
Otsuka Holdings Co Ltd	12,800	403,809	3,070
Panasonic Corp	85,700	1,214,923	(40,656)
Park24 Co Ltd	1,900	36,858	(4,332)
Recruit Holdings Co Ltd	9,800	322,774	(23,929)
Resona Holdings Inc	26,800	142,413	3,491
Rohm Co Ltd	4,400	301,435	(7,276)
Santen Pharmaceutical Co Ltd	19,400	253,615	20,859
Seiko Epson Corp	3,500	63,376	(1,373)
Sekisui Chemical Co Ltd	34,000	452,326	(36,027)
Shimamura Co Ltd	2,000	193,200	16,512
Shimizu Corp	21,000	149,600	27,182
Shin-Etsu Chemical Co Ltd	6,100	378,478	(117)
Sojitz Corp	128,700	255,461	56,602
Sony Corp	17,700	534,660	(32,382)
Sumitomo Heavy Industries Ltd	90,000	565,564	(42,344)
Sumitomo Rubber Industries Ltd	23,100	411,879	(54,571)
Suzuki Motor Corp	3,500	113,100	5,039
T&D Holdings Inc	11,600	171,039	1,758
Taiheiyo Cement Corp	32,000	101,980	(8,428)
TDK Corp	11,700	840,583	59,964
The Bank of Yokohama Ltd	12,000	76,184	(2,657)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Chiba Bank Ltd	8,000	$65,658	($4,725)
The Dai-ichi Life Insurance Co Ltd	8,900	152,200	22,587
THK Co Ltd	4,000	99,525	(13,154)
Tohoku Electric Power Co Inc	45,800	601,879	17,575
Tokio Marine Holdings Inc	4,300	176,621	1,682
Tokyo Electric Power Co Inc	117,000	482,603	154,563
Tokyo Gas Co Ltd	55,000	313,373	(21,556)
Toppan Printing Co Ltd	9,000	74,505	735
Trend Micro Inc	2,200	75,407	332
West Japan Railway Co	5,600	315,296	42,999
Yamaha Corp	3,100	56,502	5,997
Yamaha Motor Co Ltd	9,600	225,615	(15,827)

			517,887

Total Long Positions:			517,887

Short Positions:

Japan

Advantest Corp	(10,600)	(123,388)	13,167
Aeon Co Ltd	(44,100)	(551,278)	(74,283)
AEON Financial Service Co Ltd	(10,000)	(253,988)	(23,550)
Aisin Seiki Co Ltd	(1,100)	(49,132)	2,390
Asahi Group Holdings Ltd	(1,400)	(45,373)	876
Asics Corp	(1,800)	(46,034)	(751)
Brother Industries Ltd	(6,100)	(97,692)	11,394
Canon Inc	(2,700)	(96,478)	8,865
Chiyoda Corp	(91,000)	(824,984)	19,505
Chugai Pharmaceutical Co Ltd	(4,500)	(138,571)	(16,647)
Credit Saison Co Ltd	(18,900)	(354,619)	(51,893)
Daikin Industries Ltd	(13,600)	(913,987)	(63,978)
Daiwa House Industry Co Ltd	(15,500)	(345,331)	(15,761)
Daiwa Securities Group Inc	(21,000)	(172,711)	15,848
Denso Corp	(8,400)	(419,502)	1,448
Dentsu Inc	(1,400)	(65,814)	(7,184)
Eisai Co Ltd	(7,900)	(524,681)	(4,463)
Fast Retailing Co Ltd	(1,600)	(634,568)	(91,195)
GS Yuasa Corp	(10,000)	(46,898)	7,509
Hamamatsu Photonics KK	(2,000)	(58,065)	(744)
Hirose Electric Co Ltd	(1,400)	(194,057)	(6,267)
Hitachi Ltd	(32,000)	(218,780)	8,003
Honda Motor Co Ltd	(15,200)	(524,230)	32,850
IHI Corp	(229,000)	(1,063,267)	(4,139)
Inpex Corp	(7,000)	(87,647)	8,034
Isetan Mitsukoshi Holdings Ltd	(58,700)	(949,791)	(98,757)
J Front Retailing Co Ltd	(32,500)	(541,804)	(69,607)
Japan Display Inc	(106,300)	(431,630)	32,413
Japan Tobacco Inc	(17,700)	(629,535)	(376)
JFE Holdings Inc	(5,200)	(117,232)	1,909
JGC Corp	(37,000)	(748,673)	50,371
Kikkoman Corp	(5,000)	(141,968)	(14,124)
Kintetsu Group Holdings Co Ltd	(81,000)	(283,974)	8,195
Kirin Holdings Co Ltd	(17,900)	(242,462)	(3,923)
Komatsu Ltd	(13,000)	(262,625)	2,108
Konica Minolta Inc	(3,000)	(33,029)	(2,084)
Kubota Corp	(18,000)	(282,928)	(2,364)
Kyocera Corp	(5,900)	(312,570)	5,995
Kyushu Electric Power Co Inc	(125,200)	(1,356,917)	(92,796)
LIXIL Group Corp	(4,500)	(90,389)	1,140
Makita Corp	(2,057)	(104,891)	(6,563)
Marui Group Co Ltd	(72,353)	(816,448)	(160,414)
Minebea Co Ltd	(3,000)	(45,772)	(3,694)
Mitsui OSK Lines Ltd	(78,000)	(265,454)	16,224
Nexon Co Ltd	(7,500)	(96,083)	(7,012)
NGK Insulators Ltd	(12,000)	(269,631)	(39,467)
NGK Spark Plug Co Ltd	(11,000)	(309,976)	5,611
Nidec Corp	(6,300)	(473,080)	538
Nintendo Co Ltd	(800)	(135,573)	2,001
Nippon Electric Glass Co Ltd	(7,000)	(38,623)	3,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nippon Paint Holdings Co Ltd	(3,600)	($119,814)	$18,278
Nomura Holdings Inc	(37,100)	(239,159)	(10,901)
NTT Data Corp	(2,300)	(102,505)	2,041
Odakyu Electric Railway Co Ltd	(6,000)	(57,483)	1,481
Oji Holdings Corp	(13,000)	(57,060)	591
Olympus Corp	(11,800)	(422,121)	15,291
Ono Pharmaceutical Co Ltd	(2,100)	(227,726)	(1,298)
Rakuten Inc	(10,000)	(172,735)	11,670
Ricoh Co Ltd	(134,300)	(1,408,872)	16,919
Rinnai Corp	(1,000)	(75,328)	(3,807)
Sega Sammy Holdings Inc	(27,200)	(378,606)	23,175
Seibu Holdings Inc	(6,700)	(192,095)	36,471
Shimano Inc	(700)	(100,290)	4,837
Shinsei Bank Ltd	(23,000)	(47,125)	849
Shionogi & Co Ltd	(2,400)	(80,164)	(12,799)
Shiseido Co Ltd	(9,500)	(168,887)	(46,592)
SoftBank Group Corp	(26,500)	(1,638,167)	78,549
Stanley Electric Co Ltd	(2,600)	(58,448)	4,156
Sumco Corp	(2,500)	(37,028)	5,741
Sumitomo Corp	(6,500)	(76,493)	1,001
Sumitomo Dainippon Pharma Co Ltd	(15,300)	(170,859)	1,602
Sumitomo Mitsui Trust Holdings Inc	(103,000)	(456,013)	(15,261)
Suntory Beverage & Food Ltd	(12,200)	(517,031)	26,530
Sysmex Corp	(1,100)	(59,435)	(6,043)
Taisei Corp	(16,000)	(91,005)	(828)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Takashimaya Co Ltd	(20,000)	($187,903)	$6,650
Takeda Pharmaceutical Co Ltd	(1,500)	(76,990)	4,603
The Chugoku Electric Power Co Inc	(8,500)	(123,252)	(609)
The Kansai Electric Power Co Inc	(45,700)	(466,953)	(38,186)
Terumo Corp	(7,900)	(201,274)	11,356
Toray Industries Inc	(8,000)	(68,900)	1,355
Toshiba Corp	(109,000)	(438,190)	64,685
TOTO Ltd	(15,000)	(227,167)	(42,950)
Toyota Industries Corp	(7,600)	(433,662)	646
Toyota Motor Corp	(8,500)	(587,812)	19,322
Unicharm Corp	(5,500)	(131,265)	583
Yahoo Japan Corp	(181,800)	(744,208)	11,251
Yakult Honsha Co Ltd	(3,000)	(183,644)	6,265
Yamato Holdings Co Ltd	(9,400)	(204,098)	22,752
Yaskawa Electric Corp	(29,900)	(408,838)	26,825
Yokogawa Electric Corp	(23,100)	(273,030)	(23,775)

			(379,994)

Total Short Positions:			(379,994)

Total Long and Short Positions:			137,893
Net Cash and Other Receivables (Payables) (3)			6

			$137,899

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Week DKK-CIBOR plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positons within the swap.	MSC	05/04/16	($42,109)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

AP Moeller—Maersk AS	105	$213,651	($23,179)
Chr Hansen Holding AS	3,692	180,320	180
DSV AS	1,632	55,916	(2,956)
GN Store Nord AS	1,825	39,225	(1,512)
ISS AS	2,827	95,563	(2,434)
Novo Nordisk AS	18,682	1,056,128	(31,521)
Pandora AS	5,135	536,458	14,420
Tryg AS	2,455	53,489	(2,381)

			(49,383)

Total Long Positions:			(49,383)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Carlsberg A/S	(3,705)	($346,093)	$9,805
Jyske Bank A/S	(845)	(41,044)	(1,394)
Novozymes A/S	(1,807)	(84,931)	(1,137)

			7,274

Total Short Positions:			7,274

Total Long and Short Positions:			(42,109)
Net Cash and Other Receivables (Payables) (3)			-

			($42,109)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Week NOK-NIBOR plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positons within the swap.	MSC	05/04/16	($36,407)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	10,774	$131,890	($8,500)
Norsk Hydro ASA	94,666	466,151	(67,219)
Yara International ASA	4,926	256,286	715

			(75,004)

Total Long Positions:			(75,004)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	(3,857)	($69,221)	$4,962
Gjensidige Forsikring ASA	(2,518)	(43,268)	2,717
Schibsted ASA	(2,120)	(68,492)	2,712
Schibsted ASA, B	(1,442)	(42,734)	(855)
Statoil ASA	(12,172)	(230,684)	13,392

			22,928

Total Short Positions:			22,928

Total Long and Short Positions:			(52,076)

Net Cash and Other Receivables (Payables) (3)			15,669

			($36,407)

Description	Counterparty	Expiration Date (1)	Value
The fund receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Week SEK-STIBOR plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/04/16	($559,451)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Sweden

Assa Abloy AB	1,980	$39,150	($1,865)
Boliden AB	27,640	599,310	(96,016)
Electrolux AB	20,092	607,629	21,038
Husqvarna AB	21,469	158,914	2,755
ICA Gruppen AB	2,062	76,257	(3,144)
NCC AB	3,368	109,979	(7,258)
Nordea Bank AB	9,741	122,568	(1,277)
Securitas AB	20,337	295,342	(26,659)
Skanska AB	10,533	230,676	(17,214)
Swedbank AB	5,181	117,099	3,575
Tele2 AB	29,246	392,317	(52,824)
TeliaSonera AB	55,738	345,884	(17,982)

			(196,871)

Total Long Positions:			(196,871)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	(3,182)	($60,218)	$4,280
Getinge AB	(1,806)	(44,550)	1,106
Hexagon AB	(1,658)	(61,180)	1,153
Sandvik AB	(13,889)	(171,924)	18,582
Volvo AB	(35,174)	(476,714)	40,663

			65,784

Total Short Positions:			65,784

Total Long and Short Positions:			(131,087)

Net Cash and Other Receivables (Payables) (3)			(428,364)

			(559,451)

Total Basket Swaps:			$4,408,979

(1)	The maturity dates are measured from the commencement of investment in each underlying swap position.
(2)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay	Counterparty	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	09/18/15	35	($48,675)	$-	($48,675)

Total Swap Agreements					$4,360,304	$-	$4,360,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 3015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$112,044,464	$16,211,135	$95,833,329	$—
	Derivatives:
	Equity Contracts
	Futures	20,771	20,771	—	—
	Swaps	5,046,946	—	5,046,946	—

	Total Equity Contracts	5,067,717	20,771	5,046,946	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	336,333	—	336,333	—

	Total Assets - Derivatives	5,404,050	20,771	5,383,279	—

	Total Assets	117,448,514	16,231,906	101,216,608	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,937,391)	(1,937,391)	—	—
	Swaps	(686,642)	—	(686,642)	—

	Total Equity Contracts	(2,624,033)	(1,937,391)	(686,642)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(12,665)	—	(12,665)	—

	Total Liabilities - Derivatives	(2,636,698)	(1,937,391)	(699,307)	—

	Total Liabilities	(2,636,698)	(1,937,391)	(699,307)	—

	Total	$114,811,816	$14,294,515	$100,517,301	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%

Romania - 0.0%

Banca Transilvania *	4,353	$2,309
BRD-Groupe Societe Generale SA *	1,127	3,027
Electrica SA	1,450	4,472
OMV Petrom SA	11,678	1,097
Societatea Nationala de Gaze Naturale ROMGAZ SA	819	7,427
Societatea Nationala Nuclearelectrica SA	662	1,234
Transelectrica SA	3,494	22,102
Transgaz SA Medias	14	896

		42,564

Singapore - 0.5%

Yoma Strategic Holdings Ltd *	1,972,467	620,945

Sri Lanka - 0.1%

Dialog Axiata PLC	996,440	78,196
Hatton National Bank PLC	2,008	3,242

		81,438

United Kingdom - 0.1%

Genel Energy PLC *	14,199	113,000

Total Common Stocks (Cost $1,137,302)		857,947

CLOSED-END MUTUAL FUND - 0.5%

Romania - 0.5%

Fondul Proprietatea SA *	2,869,379	568,259

Total Closed-End Mutual Fund (Cost $705,505)		568,259

	Principal Amount
CORPORATE BONDS & NOTES - 2.6%

Angola - 0.6%

Republic of Angola (Via Northern Lights III BV) 7.000% due 08/16/19 ~	$781,000	787,443

Azerbaijan - 0.6%

International Bank of Azerbaijan 6.170% due 05/10/17 § ~	700,000	691,040

Georgia - 1.0%

Bank of Georgia JSC 7.750% due 07/05/17 ~	1,138,000	1,186,993

Russia - 0.4%

Gazprom OAO 4.300% due 11/12/15 ~	532,000	536,120

Total Corporate Bonds & Notes (Cost $3,154,396)		3,201,596

	Principal Amount	Value
SENIOR LOAN NOTES - 0.5%

Ethiopia - 0.5%

Ethiopian Railways Corp
4.103% due 08/01/21 §	$571,369	$563,290

Total Senior Loan Notes (Cost $529,701)		563,290

MORTGAGE-BACKED SECURITIES -1.0%

United States - 1.0%

Fannie Mae (IO)
5.000% due 12/25/42 "	1,902,596	404,742
5.963% due 01/25/43 " §	2,416,073	495,535
6.063% due 07/25/42 " §	1,975,595	320,528

		1,220,805

Total Mortgage-Backed Securities (Cost $1,167,679)		1,220,805

FOREIGN GOVERNMENT BONDS & NOTES - 60.4%

Argentina - 1.9%

Argentina Bonar 8.750% due 05/07/24	1,172,000	1,122,060
Argentine Republic Government 8.280% due 12/31/33 Ω	1,239,402	1,138,514

		2,260,574

Armenia - 0.5%

Republic of Armenia 7.150% due 03/26/25 ~	623,000	619,885

Barbados - 1.1%

Barbados Government 6.625% due 12/05/35 ~	1,417,000	1,317,810

Colombia - 0.6%

Colombia Government 5.000% due 06/15/45	780,000	725,400

Cyprus - 3.0%

Cyprus Government
3.750% due 11/01/15 ~	EUR 1,249,000	1,390,779
3.875% due 05/06/22 ~	701,000	785,861
4.625% due 02/03/20 ~	608,000	705,377
4.750% due 06/25/19 ~	615,000	719,916

		3,601,933

Dominican Republic - 2.5%

Dominican Republic
5.500% due 01/27/25 ~	$515,000	518,863
8.625% due 04/20/27 ~	209,000	251,323
11.500% due 05/10/24 ~	DOP 22,000,000	534,811
14.000% due 04/30/21 ~	8,400,000	219,032
14.500% due 02/10/23 ~	28,600,000	772,583
15.950% due 06/04/21 ~	13,000,000	372,570
18.500% due 02/04/28 ~	1,000,000	32,935
Dominican Republic Central Bank 12.000% due 04/05/19 ~	14,920,000	356,917

		3,059,034

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Ecuador - 8.8%

Ecuador Government
7.950% due 06/20/24 ~	$6,308,000	$5,661,430
9.375% due 12/15/15 ~	3,165,000	3,149,175
10.500% due 03/24/20 ~	1,925,000	1,942,335

		10,752,940

Iraq - 1.5%

Republic of Iraq 5.800% due 01/15/28 ~	2,323,000	1,889,993

Ivory Coast - 0.9%

Ivory Coast Government 6.375% due 03/03/28 ~	1,123,000	1,104,751

Kenya - 0.5%

Kenya Government 6.875% due 06/24/24 ~	611,000	622,963

Lebanon - 3.9%

Lebanon Government 8.500% due 01/19/16 ~	1,891,000	1,943,002
Lebanon Treasury
6.500% due 07/23/15	LBP 1,281,260,000	850,028
6.500% due 12/10/15	2,911,150,000	1,945,331

		4,738,361

Macedonia - 2.7%

Republic of Macedonia
3.975% due 07/24/21 ~	EUR 3,018,000	3,235,507

New Zealand - 0.9%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 1,009,547	680,019
3.000% due 09/20/30 ^ ~	509,900	381,664

		1,061,683

Nigeria - 0.6%

Nigeria Government
5.125% due 07/12/18 ~	$696,000	701,220

Pakistan - 4.7%

Pakistan Government
6.875% due 06/01/17 ~	335,000	349,656
7.125% due 03/31/16 ~	502,000	517,687
7.250% due 04/15/19 ~	928,000	977,309
8.250% due 04/15/24 ~	3,508,000	3,832,490

		5,677,142

Philippines - 0.4%

Philippine Government 6.250% due 01/14/36	PHP 19,000,000	481,166

Romania - 0.7%

Romanian Government 3.625% due 04/24/24 ~	EUR 434,000	509,357
4.375% due 08/22/23 ~	$20,000	20,598
4.875% due 01/22/24 ~	40,000	42,500
6.750% due 02/07/22 ~	204,000	238,935

		811,390

Rwanda - 1.0%

Rwanda Government 6.625% due 05/02/23	1,262,000	1,274,620

	Principal Amount	Value
Serbia - 7.1%

Serbia Treasury 10.000% due 04/01/17	RSD 164,390,000	$1,594,716
10.000% due 05/08/17	276,810,000	2,686,880
10.000% due 01/24/18	103,830,000	1,027,294
10.000% due 03/02/18	138,200,000	1,360,511
10.000% due 06/05/21	185,040,000	1,797,501
10.000% due 02/05/22	14,590,000	140,647

		8,607,549

Slovenia - 1.5%

Slovenia Government 5.500% due 10/26/22 ~	$1,665,000	1,852,645

Sri Lanka - 2.9%

Sri Lanka Government 5.875% due 07/25/22 ~	1,027,000	1,014,162
6.250% due 10/04/20 ~	619,000	636,827
6.250% due 07/27/21 ~	600,000	611,250
8.000% due 09/01/16	LKR 161,600,000	1,225,870

		3,488,109

Tanzania - 1.8%

Tanzania Government 6.397% due 03/09/20 § ~	$2,115,000	2,154,656

Thailand - 1.4%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 64,830,660	1,741,734

Turkey - 3.0%

Turkey Government 3.000% due 07/21/21 ^	TRY 2,475,098	948,444
3.000% due 02/23/22 ^	1,353,835	519,793
4.000% due 04/01/20 ^	5,606,490	2,233,099

		3,701,336

Uruguay - 1.4%

Uruguay Letras de Regulacion Monetaria En UI 15.328% due 01/14/16 ^	UYU 1,000,000	34,485
Uruguay Notas del Tesoro 2.750% due 06/16/16 ^	15,159,982	552,972
Uruguay Treasury
12.969% due 07/28/16	8,220,000	264,728
13.441% due 05/17/16	810,000	26,832
14.500% due 11/26/15	4,580,000	160,681
15.000% due 08/20/15	4,300,000	156,187
15.000% due 10/08/15	14,620,000	521,853
15.425% due 04/21/16	1,313,000	43,746

		1,761,484

Venezuela - 3.8%

Venezuela Government 5.750% due 02/26/16 ~	$1,003,500	831,651
9.250% due 09/15/27	4,179,000	1,796,970
11.950% due 08/05/31 ~	4,516,000	1,953,170

		4,581,791

Zambia - 1.3%

Zambia Government 8.500% due 04/14/24 ~	1,570,000	1,580,794

Total Foreign Government Bonds & Notes (Cost $78,597,260)		73,406,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
PURCHASED OPTIONS - 5.5%
(See Note (j) in Notes to Schedule of Investments)
(Cost $3,321,496)		$6,691,327

SHORT-TERM INVESTMENTS - 28.8%

Foreign Government Issues - 4.3%

Lebanon Treasury Bills (Lebanon) 5.355% due 01/28/16	LBP 4,057,230,000	2,617,780
Republic of Uganda Treasury Bills (Uganda) 1.000% due 09/03/15	UGX 295,000,000	87,292
Sri Lanka Treasury Bills (Sri Lanka)
5.986% due 12/18/15	LKR 115,180,000	837,169
5.997% due 12/25/15	44,950,000	326,337
6.137% due 02/19/16	31,550,000	226,867
6.147% due 02/26/16	56,910,000	408,746
6.880% due 03/04/16	33,050,000	237,098
7.230% due 03/11/16	64,610,000	462,956

		5,204,245

	Shares

Money Market Fund - 21.1%

BlackRock Liquidity Funds T-Fund Portfolio	25,695,012	25,695,012

	Principal Amount

U.S. Treasury Bills - 2.5%

0.010% due 10/15/15 ‡	$2,500,000	2,499,890
0.022% due 09/17/15 ‡	500,000	500,006

		2,999,896

Repurchase Agreements - 0.9%

JPMorgan Chase & Co (0.300%) due 07/08/15 (Dated 06/23/15, repurchase price of $1,074,276; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,029,878)	EUR 963,716	1,074,401

Total Short-Term Investments (Cost $35,014,644)		34,973,554

TOTAL INVESTMENTS - 100.0% (Cost $123,627,983)		121,483,248

SECURITIES SOLD SHORT - (0.8%)
(See Note (f) in Notes to Schedule of Investments) (Proceeds $989,889)		(1,011,817)

OTHER ASSETS & LIABILITIES, NET - 0.8%		987,642

NET ASSETS - 100.0%		$121,459,073

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of ($171,148) or (0.1%) of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(c)	An investment with a value of $1,138,514 or 0.9% of the fund’s net assets was in default as of 6/30/2015.

(d)	As of June 30, 2015, investments with a total aggregate value of $1,242,960 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward bonds, forward foreign currency contracts, option contracts and swap agreements.

(e)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $128,632 or 0.1% of net assets as of June 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Ethiopian Railways Corp +	$128,632	$126,813	($1,819)

(f)	Securities sold short outstanding as of June 30, 2015 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (0.8%)
Spain Government
5.400% due 01/31/23	EUR 730,000	($1,011,817)

Total Securities Sold Short (Proceeds $989,889)		($1,011,817)

(g)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (09/15)	27	($104,563)
Euro-Bund (09/15)	5	9,699
Hang Seng China Enterprises Index (07/15)	3	(11,972)
Nikkei 225 Index (09/15)	5	(9,750)
SGX CNX Nifty Index (07/15)	166	30,495
TOPIX Index (09/15)	15	(23,900)

		(109,991)

Short Futures Outstanding
Dow Jones Euro STOXX 50 Index (09/15)	30	3,010
Eurodollar (03/17)	245	(161,832)
SET50 Index (09/15)	212	2,831
S&P 500 E-Mini Index (09/15)	23	51,348
U.S. 2-Year Interest Rate Swap (09/15)	30	(8,567)
U.S. 5-Year Interest Rate Swap (09/15)	63	(38,605)
U.S. 10-Year Interest Rate Swap (09/15)	139	(55,546)
U.S. 30-Year Interest Rate Swap (09/15)	5	(1,910)
U.S. Treasury 10-Year Notes (09/15)	4	4,522

		(204,749)

Total Futures Contracts		($314,740)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(h)	Forward Bonds outstanding as of June 30, 2015 were as follows:

Description	Principal Amount	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Colombian TES 5.000% due 11/21/18 +	COP 483,100,000	07/15	DUB	($8,131)
Colombian TES 10.000% due 07/24/24 +	5,060,900,000	07/15	DUB	(143,663)
Colombian TES 5.000% due 11/21/18 +	355,000,000	07/15	SCB	(12,264)
Colombian TES 5.000% due 11/21/18 +	10,968,700,000	08/15	SCB	(5,216)
Colombian TES 5.000% due 11/21/18 +	72,700,000	09/15	DUB	(55)

Total Forward Bonds				($169,329)

(i)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	2,303,000	USD	2,446,312	08/15	GSC	$20,328
CLP	371,214,000	USD	614,694	08/15	BNP	(36,732)
CLP	844,844,000	USD	1,319,863	09/15	BNP	(8,212)
CNY	17,425,000	USD	2,801,947	09/15	DUB	(8,841)
CNY	10,820,000	USD	1,729,678	09/15	JPM	4,171
CNY	22,360,000	USD	3,575,585	09/15	SCB	8,022
CNY	7,364,000	USD	1,153,057	03/16	BNP	16,044
CNY	15,189,000	USD	2,378,395	03/16	JPM	33,714
CNY	23,057,000	USD	3,610,442	03/16	SCB	50,782
EUR	3,571,140	HUF	1,117,799,000	07/15	DUB	32,754
EUR	305,100	HUF	98,236,000	07/15	MSC	(6,952)
EUR	3,478,477	HUF	1,070,431,753	08/15	BNP	99,560
EUR	1,835,567	HUF	571,201,000	09/15	DUB	32,576
EUR	2,195,717	USD	2,397,405	07/15	GSC	58,050
EUR	4,666,112	USD	5,068,744	07/15	SCB	126,377
EUR	1,394,542	USD	1,549,531	08/15	GSC	6,276
HUF	277,359,000	EUR	885,650	09/15	DUB	(9,512)
IDR	23,224,595,000	USD	1,738,889	07/15	SCB	(1,650)
IDR	7,703,400,000	USD	569,652	08/15	DUB	464
INR	70,411,000	USD	1,095,758	07/15	DUB	3,765
INR	84,835,000	USD	1,320,332	07/15	JPM	4,434
INR	8,197,000	USD	126,928	07/15	SCB	970
INR	153,044,000	USD	2,361,363	09/15	BNP	7,478
JPY	106,365,000	USD	893,021	07/15	GSC	(23,743)
JPY	570,445,000	USD	4,578,320	07/15	GSC	83,695
MXN	34,624,000	USD	2,289,114	08/15	MSC	(94,291)
MXN	34,373,000	USD	2,271,544	08/15	SCB	(92,631)
NZD	5,060,000	USD	3,533,525	07/15	JPM	(110,048)
PHP	83,282,000	USD	1,869,825	07/15	DUB	(23,572)
PHP	70,805,000	USD	1,589,338	07/15	GSC	(19,684)
PHP	80,431,000	USD	1,805,207	07/15	SCB	(22,157)
PHP	13,723,000	USD	303,815	09/15	BNP	(644)
PLN	12,539,000	EUR	3,013,277	07/15	DUB	(26,751)
PLN	3,044,000	EUR	746,191	07/15	MSC	(22,624)
PLN	14,479,382	EUR	3,533,539	08/15	BNP	(94,122)
PLN	6,314,000	EUR	1,510,671	09/15	DUB	(10,534)
RSD	253,330,000	EUR	1,935,294	10/15	CIT	156,382
RSD	30,943,000	EUR	237,111	10/15	DUB	18,292
RSD	52,038,283	EUR	407,818	01/16	CIT	11,751
RSD	9,424,000	EUR	74,380	01/16	DUB	1,539
SGD	682,007	USD	506,203	07/15	JPM	153
THB	5,941,043	USD	175,745	08/15	DUB	(102)
TRY	13,344,000	USD	4,784,272	09/15	BNP	86,062
TRY	2,690,000	ZAR	13,410,995	01/16	SCB	(114,269)
TWD	56,839,000	USD	1,857,180	07/15	DUB	(14,901)
TWD	78,031,000	USD	2,547,119	08/15	BNP	(17,503)
TWD	123,243,000	USD	4,043,700	08/15	DUB	(48,618)
TWD	78,031,000	USD	2,548,234	08/15	GSC	(18,617)
USD	2,204,160	AUD	2,870,000	07/15	DUB	(7,531)
USD	4,456,136	AUD	5,795,265	07/15	MSC	(11,717)
USD	4,061,508	AUD	5,207,061	08/15	DUB	52,695
USD	686,363	AUD	857,000	08/15	MSC	27,022
USD	1,037,439	AUD	1,315,000	08/15	SCB	25,731
USD	3,390,286	CAD	4,159,000	09/15	HSB	64,300
USD	4,118,920	CAD	5,052,000	09/15	SCB	78,794

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,460,207	CHF	2,303,000	08/15	GSC	($6,433)
USD	2,583,979	CNY	16,000,000	09/15	GSC	19,291
USD	2,014,046	CNY	12,475,000	09/15	JPM	14,390
USD	3,586,710	CNY	22,130,000	09/15	SCB	40,491
USD	7,325,730	CNY	45,610,000	03/16	SCB	83,295
USD	2,889,910	EUR	2,659,838	07/15	GSC	(76,203)
USD	5,081,116	EUR	4,666,112	07/15	SCB	(120,980)
USD	5,287,792	EUR	4,634,227	08/15	GSC	117,660
USD	10,668,083	EUR	9,578,250	08/15	SCB	(18,331)
USD	488,698	EUR	431,000	09/15	BNP	7,716
USD	1,540,691	EUR	1,378,300	09/15	CIT	2,034
USD	1,099,561	EUR	980,438	09/15	DUB	5,055
USD	815,792	EUR	727,262	09/15	GSC	3,917
USD	3,678,024	EUR	3,272,813	09/15	JPM	25,232
USD	72,744	EUR	65,084	09/15	SCB	119
USD	129,008	GBP	81,748	08/15	JPM	607
USD	310,364	IDR	4,132,802,000	07/15	SCB	2,122
USD	6,388,802	JPY	761,616,253	07/15	GSC	164,423
USD	2,766,204	NZD	3,659,000	07/15	DUB	290,611
USD	974,080	NZD	1,401,000	07/15	GSC	26,197
USD	708,680	NZD	956,054	08/15	MSC	63,698
USD	708,190	NZD	955,000	08/15	SCB	63,919
USD	340,459	NZD	489,533	09/15	BNP	10,938
USD	2,296,948	OMR	888,000	04/16	BNP	(4,924)
USD	4,039,262	OMR	1,565,000	06/16	BNP	(14,406)
USD	2,296,392	OMR	891,000	03/17	BNP	(10,674)
USD	1,459,873	OMR	573,000	05/17	BNP	(23,749)
USD	2,188,608	OMR	858,000	06/17	BNP	(32,928)
USD	1,126,406	PHP	50,490,000	08/15	DUB	9,378
USD	710,993	RON	2,784,107	08/15	DUB	17,744
USD	459,252	SGD	620,449	07/15	DUB	(1,400)
USD	45,859	SGD	61,558	07/15	SCB	155
USD	2,875,954	SGD	3,844,000	08/15	DUB	24,028
USD	2,056,528	SGD	2,750,000	08/15	SCB	16,259
USD	505,265	SGD	682,007	10/15	JPM	-
USD	664,586	THB	22,463,000	08/15	DUB	797
USD	680,713	THB	23,100,000	09/15	DUB	(1,454)
USD	128,090	THB	4,348,000	09/15	JPM	(311)
USD	484,497	THB	16,439,000	09/15	SCB	(1,052)
USD	2,807,768	TRY	7,807,000	09/15	BNP	(41,654)
USD	325,472	TRY	886,000	01/16	BNP	12,896
USD	662,257	TRY	1,804,000	01/16	SCB	25,815
USD	1,829,680	TWD	56,839,000	07/15	JPM	(12,599)
USD	1,685,022	TWD	51,806,000	08/15	BNP	5,570
USD	3,727,725	TWD	114,594,000	08/15	DUB	12,806
USD	3,693,931	TWD	112,905,000	08/15	SCB	33,987
USD	2,724,100	ZAR	33,779,387	07/15	JPM	(51,421)
USD	5,775,080	ZAR	71,761,792	09/15	BNP	(36,261)
USD	2,383,578	ZAR	29,487,000	09/15	SCB	(4,142)
UYU	7,000,000	USD	252,389	10/15	HSB	(2,682)
ZAR	33,779,387	USD	2,788,873	07/15	BNP	(13,352)
ZMW	1,048,000	USD	135,226	11/15	SCB	(4,625)
ZMW	709,000	USD	88,847	12/15	CIT	(1,369)
ZMW	2,289,000	USD	291,733	12/15	SCB	(8,490)
ZMW	475,000	USD	59,043	01/16	BNP	(944)
ZMW	1,180,000	USD	148,055	01/16	CIT	(3,993)
ZMW	4,822,000	USD	590,750	01/16	SCB	-

Total Forward Foreign Currency Contracts						$872,996

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(j)	Purchased options outstanding as of June 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.15	07/30/15	CIT	$7,111,000	$141,118	$243,737
Call - EUR versus USD	1.21	07/30/15	CIT	7,114,000	80,643	557,965
Call - EUR versus USD	1.30	07/30/15	CIT	5,857,000	175,417	822,381
Call - EUR versus USD	1.35	07/30/15	CIT	5,857,000	168,330	1,008,868
Call - GBP versus USD	1.52	11/10/15	BNP	1,404,000	48,508	12,397
Call - GBP versus USD	1.52	11/10/15	GSC	5,748,000	202,186	50,755
Call - JPY versus USD	JPY 120.00	11/11/15	GSC	2,490,000	87,312	77,056
Call - JPY versus USD	120.00	11/11/15	JPM	2,880,000	101,376	89,125
Call - CNH versus USD	CNH 6.34	06/07/16	CIT	1,650,000	22,547	20,788
Call - CNH versus USD	6.34	06/07/16	SCB	2,035,000	27,554	25,639
Call - EUR versus USD	$1.10	11/01/16	DUB	5,440,000	268,138	222,088
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	288,831	377,427
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	228,623	660,328
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	3,668,000	82,232	85,618
Call - EUR versus USD	$1.19	10/29/19	GSC	5,440,000	435,131	434,161
Call - EUR versus USD	1.38	10/29/19	GSC	5,446,000	403,167	807,914

					$2,761,113	$5,496,247

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (11/15)	20,000.00	11/13/15	DUB	14	$126,301	$117,407
Call - Hang Seng China Enterprise (12/15)	14,000.00	12/30/15	CIT	27	191,699	108,464
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	242,383	969,209

					$560,383	$1,195,080

Total Purchased Options					$3,321,496	$6,691,327

(k)	Transactions in written options for the three-month period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2015	28	77,120,182	$5,006,878
Call Options Written	-	7,152,000	157,767
Call Options Expired	-	(34,952,182)	(1,676,148)

Outstanding, June 30, 2015	28	49,320,000	$3,488,497

(l)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.15	07/30/15	CIT	$7,111,000	$203,161	($243,737)
Call - EUR versus USD	1.21	07/30/15	CIT	7,114,000	295,487	(557,965)
Call - EUR versus USD	1.30	07/30/15	CIT	5,857,000	217,154	(822,381)
Call - EUR versus USD	1.35	07/30/15	CIT	5,857,000	294,994	(1,008,868)
Call - GBP versus USD	1.52	11/10/15	BNP	1,404,000	31,151	(12,397)
Call - GBP versus USD	1.52	11/10/15	GSC	5,748,000	126,617	(50,755)
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	443,665	(377,427)
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	513,846	(660,328)
Call - EUR versus USD	1.38	10/29/19	GSC	5,446,000	818,512	(807,914)

					$2,944,587	($4,541,772)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	$543,910	($969,209)

Total Written Options					$3,488,497	($5,510,981)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(m)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	1.389%	$198,000	$1,071	$10,567	($9,496)
China Government	1.000%	12/20/17	JPM	0.440%	1,210,000	(17,055)	(23,080)	6,025
Croatia Government	1.000%	03/20/18	CIT	1.916%	1,200,000	28,747	83,001	(54,254)
Thailand Government	1.000%	03/20/18	CIT	0.523%	1,088,000	(14,276)	(5,413)	(8,863)
Croatia Government	1.000%	03/20/18	HSB	1.916%	313,000	7,496	29,014	(21,518)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.182%	375,000	11,678	40,581	(28,903)
China Government	1.000%	03/20/18	JPM	0.480%	1,100,000	(15,776)	(17,333)	1,557
Croatia Government	1.000%	03/20/18	MSC	1.916%	2,262,000	54,171	194,312	(140,141)
Lebanon Government	5.000%	03/20/18	JPM	2.822%	689,000	(40,288)	(29,026)	(11,262)
Croatia Government	1.000%	06/20/18	CIT	2.006%	800,000	22,915	76,719	(53,804)
Lebanon Government	1.000%	06/20/18	GSC	2.954%	5,166,000	284,513	715,241	(430,728)
Croatia Government	1.000%	06/20/18	MSC	2.006%	921,000	26,381	92,071	(65,690)
Bulgaria Government	1.000%	12/20/18	GSC	1.505%	1,000,000	16,642	11,642	5,000
Qatar Government	1.000%	12/20/18	JPM	0.366%	1,838,000	(40,479)	(31,387)	(9,092)
Lebanon Government	5.000%	12/20/18	GSC	3.170%	663,000	(40,556)	(39,103)	(1,453)
Croatia Government	1.000%	03/20/19	GSC	2.251%	400,000	17,569	24,108	(6,539)
Qatar Government	1.000%	03/20/19	GSC	0.405%	490,000	(10,837)	(8,606)	(2,231)
Qatar Government	1.000%	03/20/19	JPM	0.405%	160,000	(3,539)	(3,076)	(463)
Qatar Government	1.000%	06/20/19	CIT	0.440%	1,210,000	(26,828)	(28,206)	1,378
Qatar Government	1.000%	06/20/19	JPM	0.440%	806,000	(17,867)	(17,605)	(262)
Poland Government	1.000%	09/20/19	CIT	0.605%	817,000	(13,559)	(15,311)	1,752
Poland Government	1.000%	09/20/19	DUB	0.605%	902,000	(14,970)	(17,267)	2,297
Croatia Government	1.000%	03/20/20	BNP	2.544%	2,280,000	152,618	179,316	(26,698)
Croatia Government	1.000%	03/20/20	CIT	2.544%	1,750,000	117,141	126,470	(9,329)
Croatia Government	1.000%	03/20/20	GSC	2.544%	2,560,000	171,362	191,925	(20,563)
Croatia Government	1.000%	06/20/20	CIT	2.614%	443,000	32,403	34,132	(1,729)
Russia Government	1.000%	06/20/20	CIT	3.363%	4,400,000	456,574	498,345	(41,771)
Croatia Government	1.000%	06/20/20	GSC	2.614%	700,000	51,202	54,114	(2,912)
Chile Government	1.000%	09/20/20	GSC	0.876%	2,855,000	(17,782)	(20,479)	2,697
Chile Government	1.000%	09/20/20	JPM	0.876%	1,070,000	(6,749)	(8,192)	1,443
Qatar Government	1.000%	12/20/22	GSC	0.829%	1,040,000	(12,591)	(11,099)	(1,492)
Mexico Government	1.000%	12/20/22	HSB	1.638%	1,976,000	83,532	66,059	17,473
South Africa Government	1.000%	12/20/22	HSB	2.410%	12,560,000	1,140,603	1,080,969	59,634
Spain Government	1.000%	12/20/22	HSB	1.267%	2,169,000	37,951	402,781	(364,830)
Qatar Government	1.000%	12/20/23	GSC	0.901%	874,000	(6,917)	284	(7,201)
Qatar Government	1.000%	09/20/24	GSC	0.944%	290,000	(1,423)	(622)	(801)

						$2,413,077	$3,635,846	($1,222,769)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	3.500%	06/20/16	CIT	2.462%	$420,000	$4,652	$-	$4,652
Croatia Government	1.000%	03/20/17	CIT	1.511%	290,000	(2,444)	(4,056)	1,612
South Africa Government	1.000%	12/20/17	HSB	1.281%	12,560,000	(82,268)	(237,948)	155,680
Turkey Government	1.000%	09/20/18	CIT	1.817%	2,980,000	(74,933)	(55,873)	(19,060)
Turkey Government	1.000%	09/20/18	GSC	1.817%	2,615,000	(65,754)	(48,135)	(17,619)
Turkey Government	1.000%	09/20/18	MSC	1.817%	5,157,031	(129,675)	(98,208)	(31,467)
Slovenia Government	1.000%	12/20/19	GSC	1.060%	545,000	(1,276)	(6,832)	5,556
Colombia Government	1.000%	03/20/20	BNP	1.578%	1,890,000	(48,115)	(57,437)	9,322
Colombia Government	1.000%	03/20/20	GSC	1.578%	338,000	(8,605)	(10,915)	2,310
Slovenia Government	1.000%	03/20/20	GSC	1.120%	2,455,000	(12,658)	(29,929)	17,271
Colombia Government	1.000%	03/20/20	JPM	1.578%	370,000	(9,419)	(11,450)	2,031

						($430,495)	($560,783)	$130,288

						$1,982,582	$3,075,063	($1,092,481)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)

If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps - Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 4,247,000	$1,993,897	3-Month USD-LIBOR	JPM	10.757%	04/08/16	$421,963	$-	$421,963

Cross Currency Swaps - Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 3,877,055	$2,174,456	3-Month USD-LIBOR	MSC	5.370%	04/01/20	$1,004,087	$-	$1,004,087
2,145,966	1,120,609	3-Month USD-LIBOR	JPM	7.860%	07/21/21	338,631	-	338,631
1,169,919	611,243	3-Month USD-LIBOR	HSB	7.850%	02/23/22	209,349	-	209,349

						$1,552,067	$-	$1,552,067

						$1,974,030	$-	$1,974,030

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP-IBR	MSC	4.485%	11/10/16	COP 3,638,946,354	($108)	$-	($108)
1-Day COP-IBR	MSC	4.460%	11/15/16	3,654,485,915	(616)	-	(616)
1-Day COP-IBR	HSB	4.370%	11/21/16	4,392,511,149	(2,875)	-	(2,875)
1-Day COP-IBR	CIT	4.280%	11/28/16	5,524,580,000	(6,385)	-	(6,385)
1-Day COP-IBR	CIT	4.290%	12/01/16	5,524,580,000	(6,153)	-	(6,153)
1-Day COP-IBR	MSC	4.230%	12/05/16	13,957,940,000	(20,290)	-	(20,290)
1-Day COP-IBR	CIT	4.250%	12/05/16	19,736,570,000	(26,558)	-	(26,558)
1-Day COP-IBR	CIT	4.270%	12/05/16	16,767,000,000	(20,751)	-	(20,751)
1-Day BRL CETIP	DUB	11.807%	01/02/17	BRL 32,497,276	(320,833)	-	(320,833)
1-Day BRL CETIP	GSC	12.023%	01/02/17	1,856,835	(16,270)	-	(16,270)
1-Day BRL CETIP	DUB	12.030%	01/02/17	1,913,040	(16,735)	-	(16,735)
1-Day BRL CETIP	GSC	12.080%	01/02/17	22,867,890	(193,991)	-	(193,991)
1-Day BRL CETIP	GSC	12.144%	01/02/17	19,172,346	(156,814)	-	(156,814)
1-Day BRL CETIP	DUB	12.190%	01/02/17	9,289,725	(73,834)	-	(73,834)
1-Day BRL CETIP	DUB	12.310%	01/02/17	19,696,239	(144,485)	-	(144,485)
1-Day BRL CETIP	GSC	12.330%	01/02/17	9,844,355	(71,245)	-	(71,245)
1-Day BRL CETIP	GSC	12.331%	01/02/17	22,219,652	(160,678)	-	(160,678)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 15,476,000	607	-	607
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	15,475,000	607	-	607
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	7,623,000	236	-	236
7-Day CNY-CNRR07	DUB	2.460%	06/24/17	8,145,000	504	-	504
7-Day CNY-CNRR07	GSC	2.460%	06/24/17	16,290,000	1,009	-	1,009
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	16,290,000	1,135	-	1,135
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	18,395,000	758	-	758
7-Day CNY-CNRR07	BNP	2.490%	06/25/17	8,012,000	1,251	-	1,251
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	16,023,000	2,502	-	2,502
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	16,024,000	2,502	-	2,502
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	19,228,000	3,660	-	3,660
6-Month PLN-WIBOR	HSB	3.430%	12/12/17	PLN 60,000,000	797,323	-	797,323
1-Day BRL CETIP	GSC	13.262%	01/02/18	BRL 29,651,838	23,492	-	23,492
1-Day BRL CETIP	GSC	13.274%	01/02/18	10,665,445	9,459	-	9,459
Sinacofi Chile Interbank	DUB	1.000%	08/07/18	CLP 1,488,683,514	80,840	-	80,840
Sinacofi Chile Interbank	DUB	0.950%	08/08/18	1,550,756,235	79,655	-	79,655

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR KLIBOR	SCB	3.925%	11/25/19	MYR 4,552,000	$182	$-	$182
3-Month MYR KLIBOR	DUB	3.887%	11/28/19	5,078,000	(1,947)	-	(1,947)
Sinacofi Chile Interbank	GSC	1.170%	12/09/19	CLP 874,877,728	19,228	-	19,228
3-Month MYR KLIBOR	GSC	3.748%	04/28/20	MYR 3,340,000	(8,755)	-	(8,755)
3-Month MYR KLIBOR	BNP	3.755%	04/28/20	3,340,000	(8,451)	-	(8,451)
3-Month MYR KLIBOR	BNP	3.753%	04/29/20	3,180,000	(8,167)	-	(8,167)
3-Month MYR KLIBOR	CIT	3.740%	04/30/20	3,190,000	(8,699)	-	(8,699)
3-Month MYR KLIBOR	BNP	3.745%	04/30/20	2,380,000	(6,346)	-	(6,346)
3-Month MYR KLIBOR	GSC	3.800%	05/05/20	5,230,000	(10,725)	-	(10,725)
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	11,335	-	11,335

					(255,426)	-	(255,426)

	Exchange
3-Month NZD Bank Bills	LCH	4.203%	10/24/17	1,000,000	16,684	4	16,680
3-Month NZD Bank Bills	LCH	4.150%	10/25/17	1,000,000	15,809	4	15,805
3-Month NZD Bank Bills	LCH	4.036%	10/30/17	2,000,000	27,952	-	27,952
3-Month NZD Bank Bills	LCH	4.035%	10/31/17	1,417,000	19,789	5	19,784
3-Month NZD Bank Bills	LCH	4.015%	11/27/17	4,350,000	60,741	-	60,741
3-Month NZD Bank Bills	LCH	3.961%	11/28/17	8,140,000	107,662	-	107,662
6-Month PLN-WIBOR	LCH	1.722%	02/27/20	PLN 5,554,000	(48,738)	-	(48,738)
6-Month PLN-WIBOR	LCH	1.775%	02/27/20	3,549,000	(28,710)	-	(28,710)
6-Month PLN-WIBOR	LCH	1.778%	02/27/20	16,587,000	(133,525)	-	(133,525)
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$420,000	1,083	-	1,083
3-Month USD-LIBOR	LCH	1.800%	06/29/20	790,000	1,525	-	1,525
3-Month NZD Bank Bills	LCH	4.960%	04/29/24	NZD 5,271,000	313,742	-	313,742
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	1,305,000	11,477	-	11,477
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	800,000	7,063	-	7,063
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	2,142,000	2,828	-	2,828

					375,382	13	375,369

					$119,956	$13	$119,943

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	HSB	3.356%	12/12/17	PLN 6,880,000	($87,829)	$-	($87,829)
6-Month PLN-WIBOR	HSB	3.620%	12/12/17	13,000,000	(192,615)	-	(192,615)
6-Month CLP-CLICP	DUB	3.704%	08/07/18	CLP 1,578,105,120	2,446	-	2,446
6-Month CLP-CLICP	DUB	3.603%	08/08/18	1,610,651,000	10,032	-	10,032
6-Month CLP-CLICP	GSC	3.760%	12/09/19	909,887,000	15,491	-	15,491
3-Month SAR SAIB	DUB	2.150%	06/28/20	SAR 2,960,000	(2,135)	-	(2,135)
3-Month SAR SAIB	GSC	2.170%	06/29/20	1,570,000	(1,466)	-	(1,466)
1-Day BRL CETIP	GSC	11.505%	01/02/23	BRL 5,406,016	94,347	-	94,347
1-Day BRL CETIP	GSC	11.635%	01/02/23	482,594	6,928	-	6,928

					(154,801)	-	(154,801)

	Exchange
6-Month EUR-LIBOR	LCH	0.211%	04/15/20	EUR 7,900,000	107,313	-	107,313
6-Month EUR-LIBOR	LCH	0.212%	04/15/20	3,367,000	45,871	-	45,871
6-Month EUR-LIBOR	LCH	0.500%	09/16/20	5,381,600	16,504	36,327	(19,823)
6-Month JPY-LIBOR	LCH	0.753%	06/12/24	JPY 266,080,000	(36,923)	-	(36,923)
6-Month JPY-LIBOR	LCH	0.512%	01/07/25	110,536,000	6,210	-	6,210
6-Month JPY-LIBOR	LCH	0.464%	01/09/25	936,520,000	95,183	-	95,183
6-Month JPY-LIBOR	LCH	0.635%	05/14/25	75,590,000	(866)	-	(866)
6-Month EUR-LIBOR	LCH	1.250%	09/16/25	EUR 340,000	(1,848)	(1,579)	(269)
3-Month USD-LIBOR	LCH	2.750%	09/16/25	$1,050,000	(23,879)	(26,866)	2,987

					207,565	7,882	199,683

					$52,764	$7,882	$44,882

					$172,720	$7,895	$164,825

Total Swap Agreements					$4,129,332	$3,082,958	$1,046,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Romania	$42,564	$42,564	$—	$—
	Singapore	620,945	—	620,945	—
	Sri Lanka	81,438	—	81,438	—
	United Kingdom	113,000	—	113,000	—

		857,947	42,564	815,383	—

	Closed-End Mutual Fund	568,259	—	568,259	—
	Corporate Bonds & Notes	3,201,596	—	3,201,596	—
	Senior Loan Notes	563,290	—	563,290	—
	Mortgage-Backed Securities	1,220,805	—	1,220,805	—
	Foreign Government Bonds & Notes	73,406,470	—	73,187,438	219,032
	Short-Term Investments	34,973,554	25,695,012	9,278,542	—
	Derivatives:
	Credit Contracts
	Swaps	2,719,221	—	2,719,221	—
	Equity Contracts
	Futures	87,684	87,684	—	—
	Purchased Options	1,195,080	—	1,195,080	—

	Total Equity Contracts	1,282,764	87,684	1,195,080	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,213,331	—	2,213,331	—
	Purchased Options	5,496,247	—	5,496,247	—
	Swaps	1,974,030	—	1,974,030	—

	Total Foreign Currency Contracts	9,683,608	—	9,683,608	—

	Interest Rate Contracts
	Futures	14,221	14,221	—	—
	Swaps	2,022,965	—	2,022,965	—

	Total Interest Rate Contracts	2,037,186	14,221	2,022,965	—

	Total Assets - Derivatives	15,722,779	101,905	15,620,874	—

	Total Assets	130,514,700	25,839,481	104,456,187	219,032

Liabilities	Unfunded Loan Commitment	(1,819)	—	(1,819)	—
	Securities Sold Short
	Foreign Government Bonds & Notes	(1,011,817)	—	(1,011,817)	—
	Derivatives:
	Credit Contracts
	Swaps	(736,639)	—	(736,639)	—
	Equity Contracts
	Futures	(45,622)	(45,622)	—	—
	Written Options	(969,209)	—	(969,209)	—

	Total Equity Contracts	(1,014,831)	(45,622)	(969,209)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,340,335)	—	(1,340,335)	—
	Written Options	(4,541,772)	—	(4,541,772)	—

	Total Foreign Currency Contracts	(5,882,107)	—	(5,882,107)	—

	Interest Rate Contracts
	Futures	(371,023)	(371,023)	—	—
	Forward Bonds	(169,329)	—	(169,329)	—
	Swaps	(1,850,245)	—	(1,850,245)	—

	Total Interest Rate Contracts	(2,390,597)	(371,023)	(2,019,574)	—

	Total Liabilities - Derivatives	(10,024,174)	(416,645)	(9,607,529)	—

	Total Liabilities	(11,037,810)	(416,645)	(10,621,165)	—

	Total	$119,476,890	$25,422,836	$93,835,022	$219,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 142

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of June 30, 2015.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, forward bonds, forward foreign currency contracts, options contracts, and/or swap agreements as of June 30, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
l	Total shares owned by the fund as of June 30, 2015 were less than one share.
>>	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BNY	Bank of New York Mellon
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Note:

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments).

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabia Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar-United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank Of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
ABX HE	Asset-Backed Securities Index - Home Equity
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Europe	International Index - Europe Main

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
NVDR	Non-Voting Depositary Receipt
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS

June 30, 2015 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of June 30, 2015, the Trust was comprised of the following thirty-five separate funds (each individually, a “Fund”, and collectively the “Funds”), as presented in the Schedules of Investments.

Fund
Pacific FundsSM Portfolio Optimization Conservative*
Pacific FundsSM Portfolio Optimization Moderate-Conservative*
Pacific FundsSM Portfolio Optimization Moderate*
Pacific FundsSM Portfolio Optimization Growth*
Pacific FundsSM Portfolio Optimization Aggressive-Growth*
Pacific FundsSM Diversified Alternatives
PF Floating Rate Loan Fund**
PF Inflation Managed Fund**
PF Managed Bond Fund**
PF Short Duration Bond Fund**
Pacific FundsSM Short Duration Income
Pacific FundsSM Core Income**
Pacific FundsSM Strategic Income
Pacific FundsSM Floating Rate Income**
Pacific FundsSM Limited Duration High Income
Pacific FundsSM High Income**
PF Emerging Markets Debt Fund**
PF Comstock Fund**

Fund
PF Growth Fund**
PF Large-Cap Growth Fund**
PF Large-Cap Value Fund**
PF Main Street® Core Fund**
PF Mid-Cap Equity Fund**
PF Mid-Cap Growth Fund**
PF Small-Cap Growth Fund**
PF Small-Cap Value Fund**
PF Real Estate Fund**
PF Emerging Markets Fund**
PF International Large-Cap Fund**
PF International Small-Cap Fund**
PF International Value Fund**
PF Absolute Return Fund**
PF Currency Strategies Fund**
PF Equity Long/Short Fund**
PF Global Absolute Return Fund**

*	These Funds are collectively known as the “Portfolio Optimization Funds”
**	These Funds are collectively known as the “PF Underlying Funds”

On April 27, 2015, the PF Precious Metals Fund was liquidated pursuant to a plan of liquidation approved by the Trust’s Board of Trustees. Because the Fund was liquidated prior to June 30, 2015, no Schedule of Investments is presented in this report, except for Investments in Affiliates disclosure (see Note 5).

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values the Funds’ investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds they hold, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds it holds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respect NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. If a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. If a Fund had an amount of total transfers between each level within the three-tier hierarchy during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period, the Trust also discloses the amounts and reasons for such transfers. A summary of each Fund’s investments as of June 30, 2015 as categorized under the three-tier hierarchy of inputs, the reconciliation of Level 3 investments, and information on transfers between each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps Agreements

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers,

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default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps - The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps - Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the applicable PF Underlying Funds in direct proportion to the allocation of their assets among those funds. Allocations among the PF Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds (See Note 5).

Pacific Funds Diversified Alternatives is exposed to the same risks as the applicable PF Underlying Funds in direct proportion to the allocation of their assets among those funds. Allocations among the PF Underlying Funds are determined using an asset allocation process, which seeks to provide performance that has a low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. The allocations of Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for

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investors, and the selection and weighting of allocations to asset classes and/or the PF Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Pacific Funds Diversified Alternatives may invest a significant portion of its assets in any one or several PF Underlying Funds (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

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When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2015, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may

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receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales - Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the fund manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by

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changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

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Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts - Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other

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deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront

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payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swap contracts outstanding at period end, if any, are disclosed in Notes to Schedule of Investment.

Volatility Swaps - Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S.

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Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS WITH AFFILIATES

As of June 30, 2015, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2015 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
PF Floating Rate Loan	$27,309,681	$101,251	$-	$2,558,129	($18,173)	$86,464	$24,921,094	2,519,827
PF Inflation Managed	31,902,949	453,988	-	5,359,459	(761,569)	350,190	26,586,099	3,073,537
PF Managed Bond	145,722,279	1,581,084	-	18,568,476	280,450	(2,805,521)	126,209,816	11,642,972
PF Short Duration Bond	58,014,980	469,328	-	8,452,817	(65,992)	130,920	50,096,419	4,999,643
Pacific Funds Core Income	-	4,258,123	22,055	79,186	(1,274)	(103,650)	4,096,068	386,057
Pacific Funds High Income	-	23,419,676	218,280	435,521	(3,690)	(523,913)	22,674,832	2,195,047
PF Emerging Markets Debt	29,215,298	282,326	-	5,641,735	(421,214)	1,106,316	24,540,991	2,708,719
PF Comstock	14,795,989	50,625	-	2,734,116	623,274	(448,624)	12,287,148	713,954
PF Growth	6,523,446	20,250	-	1,616,719	159,012	(124,920)	4,961,069	256,386
PF Large-Cap Growth	8,739,156	25,313	-	2,797,521	522,214	(282,572)	6,206,590	565,779
PF Large-Cap Value	21,090,455	84,376	-	625,881	(6,863)	168,957	20,711,044	1,249,158
PF Main Street Core	6,423,991	16,875	-	2,356,487	122,015	(58,795)	4,147,599	288,830
PF Mid-Cap Equity	6,691,356	25,313	-	448,570	25,281	(148,888)	6,144,492	515,910
PF Mid-Cap Growth	4,391,022	16,876	-	289,443	23,489	(38,876)	4,103,068	473,249
PF International Large-Cap	14,930,761	142,886	-	3,290,114	149,664	106,193	12,039,390	645,890
PF International Value	8,933,268	33,750	-	1,162,154	(4,470)	241,396	8,041,790	827,345
PF Absolute Return	-	17,032,491	-	316,742	(2,389)	(233,818)	16,479,542	1,671,353
PF Currency Strategies	12,246,116	220,066	-	3,824,825	(95,780)	(370,516)	8,175,061	865,086
PF Equity Long/Short	-	12,774,369	-	237,557	2,858	75,397	12,615,067	1,253,983
PF Global Absolute Return	21,233,974	67,501	-	4,755,210	50,222	19,153	16,615,640	1,653,297
PF Precious Metals	1,711,613	91,701	-	1,886,680	(296,798)	380,164	-	-
	$419,876,334	$61,168,168	$240,335	$67,437,342	$280,267	($2,474,943)	$411,652,819

Pacific Funds Portfolio Optimization Moderate-Conservative
PF Floating Rate Loan	$34,655,118	$173,415	$-	$5,912,214	($165,360)	$269,880	$29,020,839	2,934,362
PF Inflation Managed	41,093,121	613,590	-	6,855,585	(1,006,094)	480,149	34,325,181	3,968,229
PF Managed Bond	138,740,124	1,518,397	-	23,991,493	259,398	(2,501,389)	114,025,037	10,518,915
PF Short Duration Bond	57,583,655	457,981	-	20,200,376	(153,808)	230,820	37,918,272	3,784,259
Pacific Funds Core Income	-	4,739,238	24,566	67,646	(812)	(116,002)	4,579,344	431,606
Pacific Funds High Income	-	26,658,215	248,643	380,512	(1,864)	(599,252)	25,925,230	2,509,703
PF Emerging Markets Debt	28,756,672	310,279	-	1,039,518	(92,995)	662,188	28,596,626	3,156,360
PF Comstock	28,998,538	57,970	-	690,960	(3,240)	252,316	28,614,624	1,662,674
PF Growth	16,163,662	31,304	-	645,918	70,726	(23,289)	15,596,485	806,020
PF Large-Cap Growth	19,850,162	38,261	-	1,303,432	113,780	378,985	19,077,756	1,739,084
PF Large-Cap Value	43,423,289	375,244	-	714,653	(7,966)	331,437	43,407,351	2,618,055
PF Main Street Core	29,505,804	57,970	-	800,614	7,495	205,374	28,976,029	2,017,829
PF Mid-Cap Equity	18,423,135	34,782	-	939,657	(46,211)	(300,990)	17,171,059	1,441,735
PF Mid-Cap Growth	6,044,402	11,594	-	299,752	28,092	(51,202)	5,733,134	661,261
PF Small-Cap Growth	6,273,994	11,594	-	215,864	17,661	148,199	6,235,584	410,236
PF Small-Cap Value	6,119,771	11,594	-	492,840	(16,015)	(42,912)	5,579,598	539,092
PF Emerging Markets	11,560,237	206,774	-	619,104	(28,079)	129,865	11,249,693	822,947
PF International Large-Cap	16,983,923	178,270	-	463,353	121,335	19,587	16,839,762	903,421
PF International Small-Cap	12,025,083	2,042,233	-	232,854	1,989	556,931	14,393,382	1,283,977
PF International Value	11,123,271	54,614	-	188,429	25,931	222,756	11,238,143	1,156,188
PF Absolute Return	-	19,549,358	-	279,042	(1,300)	(269,718)	18,999,298	1,926,907
PF Currency Strategies	22,458,560	474,377	-	4,849,039	(118,884)	(808,133)	17,156,881	1,815,543
PF Equity Long/Short	-	17,772,144	-	253,675	2,212	105,163	17,625,844	1,752,072
PF Global Absolute Return	29,281,032	46,376	-	6,202,974	66,881	27,938	23,219,253	2,310,373
PF Precious Metals	2,448,773	119,510	-	2,689,846	(279,509)	401,072	-	-
	$581,512,326	$75,545,084	$273,209	$80,329,350	($1,206,637)	($290,227)	$575,504,405

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
PF Floating Rate Loan	$65,095,653	$326,969	$-	$15,699,273	($416,085)	$640,290	$49,947,554	5,050,309
PF Inflation Managed	41,758,590	1,955,564	-	521,861	(32,659)	(724,388)	42,435,246	4,905,809
PF Managed Bond	258,754,419	1,893,512	-	64,447,209	1,067,698	(4,770,081)	192,498,339	17,758,149
PF Short Duration Bond	86,788,689	609,722	-	34,808,021	(276,130)	396,737	52,710,997	5,260,579
Pacific Funds Core Income	-	8,455,233	44,035	79,985	(1,046)	(208,048)	8,210,189	773,816
Pacific Funds High Income	16,354,018	51,061,596	633,520	680,626	(3,343)	(1,261,377)	66,103,788	6,399,205
PF Emerging Markets Debt	81,551,868	369,558	-	26,965,981	(2,435,596)	4,650,844	57,170,693	6,310,231
PF Comstock	115,316,171	129,585	-	1,500,157	(6,496)	977,162	114,916,265	6,677,296
PF Growth	59,239,445	64,792	-	1,474,837	156,346	11,604	57,997,350	2,997,279
PF Large-Cap Growth	76,539,280	83,304	-	3,887,251	341,987	1,551,247	74,628,567	6,802,969
PF Large-Cap Value	147,894,145	2,241,278	-	1,806,441	(19,532)	1,104,932	149,414,382	9,011,724
PF Main Street Core	100,421,674	111,071	-	1,507,966	17,215	701,332	99,743,326	6,945,914
PF Mid-Cap Equity	69,495,072	74,048	-	2,568,335	20,062	(1,343,876)	65,676,971	5,514,439
PF Mid-Cap Growth	34,200,413	37,025	-	1,207,417	83,884	(220,992)	32,892,913	3,793,877
PF Small-Cap Growth	26,635,313	27,768	-	1,735,836	72,512	616,953	25,616,710	1,685,310
PF Small-Cap Value	51,944,969	16,463,961	-	762,117	9,070	(449,623)	67,206,260	6,493,358
PF Real Estate	16,173,730	1,103,200	-	200,716	11,276	(1,659,659)	15,427,831	1,012,989
PF Emerging Markets	57,505,615	368,027	-	2,498,307	(78,356)	565,469	55,862,448	4,086,499
PF International Large-Cap	85,501,471	306,448	-	10,035,332	2,553,091	(1,462,503)	76,863,175	4,123,561
PF International Small-Cap	51,075,364	4,988,309	-	682,132	13,232	2,409,098	57,803,871	5,156,456
PF International Value	55,908,117	152,098	-	5,830,424	700,947	741,664	51,672,402	5,316,091
PF Absolute Return	-	50,731,396	-	479,911	(2,843)	(703,415)	49,545,227	5,024,871
PF Currency Strategies	79,299,144	1,024,745	-	11,784,470	(299,319)	(3,129,046)	65,111,054	6,890,059
PF Equity Long/Short	-	67,641,862	-	639,881	8,441	402,212	67,412,634	6,701,057
PF Global Absolute Return	66,258,258	55,536	-	16,590,728	179,343	50,342	49,952,751	4,970,423
PF Precious Metals	13,859,883	463,768	-	15,005,766	(3,181,908)	3,864,023	-	-
	$1,657,571,301	$210,740,375	$677,555	$223,400,980	($1,518,209)	$2,750,901	$1,646,820,943

Pacific Funds Portfolio Optimization Growth
PF Inflation Managed	$11,050,432	$691,088	$-	$114,929	($2,758)	($203,601)	$11,420,232	1,320,258
PF Managed Bond	90,200,780	1,025,840	-	9,001,196	(16,976)	(1,593,180)	80,615,268	7,436,833
PF Short Duration Bond	11,027,497	10,352	-	5,183,834	26,121	(9,996)	5,870,140	585,842
Pacific Funds High Income	22,565,894	799,453	222,293	229,858	(1,063)	(167,725)	23,188,994	2,244,820
PF Emerging Markets Debt	16,840,969	202,164	-	172,394	(19,646)	338,927	17,190,020	1,897,353
PF Comstock	85,538,619	1,007,779	-	861,968	(2,691)	702,250	86,383,989	5,019,407
PF Growth	52,511,875	82,817	-	6,293,766	617,556	(414,459)	46,504,023	2,403,309
PF Large-Cap Growth	73,862,683	103,522	-	17,757,104	1,605,508	363,812	58,178,421	5,303,411
PF Large-Cap Value	102,261,261	2,863,874	-	1,034,361	(10,055)	745,654	104,826,373	6,322,459
PF Main Street Core	104,153,810	1,115,044	-	1,034,361	5,626	728,566	104,968,685	7,309,797
PF Mid-Cap Equity	94,642,106	163,564	-	1,965,804	(94,602)	(1,739,185)	91,006,079	7,641,149
PF Mid-Cap Growth	29,476,799	51,761	-	554,606	51,962	(178,731)	28,847,185	3,327,242
PF Small-Cap Growth	36,733,465	10,442,211	-	441,261	14,056	1,180,875	47,929,346	3,153,246
PF Small-Cap Value	63,308,583	14,591,282	-	724,893	6,971	(563,236)	76,618,707	7,402,774
PF Real Estate	22,561,435	1,890,503	-	229,858	(11,067)	(2,304,474)	21,906,539	1,438,381
PF Emerging Markets	45,297,817	8,278,714	-	527,248	(14,704)	(70,855)	52,963,724	3,874,449
PF International Large-Cap	80,538,988	555,596	-	12,373,271	2,189,927	(1,030,699)	69,880,541	3,748,956
PF International Small-Cap	47,313,934	82,817	-	3,396,552	398,347	1,948,758	46,347,304	4,134,461
PF International Value	52,792,009	272,534	-	6,793,714	389,294	1,019,516	47,679,639	4,905,313
PF Absolute Return	-	17,772,825	-	144,712	(1,062)	(246,717)	17,380,334	1,762,711
PF Currency Strategies	54,919,006	1,145,460	-	7,780,544	(181,425)	(2,211,086)	45,891,411	4,856,234
PF Equity Long/Short	-	47,394,198	-	385,898	4,586	282,188	47,295,074	4,701,300
PF Global Absolute Return	45,908,693	41,408	-	22,812,265	247,721	(21,073)	23,364,484	2,324,824
PF Precious Metals	14,369,611	605,150	-	15,684,796	(2,533,482)	3,243,517	-	-
	$1,157,876,266	$111,189,956	$222,293	$115,499,193	$2,668,144	($200,954)	$1,156,256,512

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
PF Managed Bond	$10,531,485	$111,404	$-	$2,070,915	$35,117	($199,703)	$8,407,388	775,589
PF Emerging Markets Debt	4,853,343	70,607	-	2,387,634	(159,985)	310,311	2,686,642	296,539
PF Comstock	25,000,795	547,000	-	435,684	(1,120)	204,289	25,315,280	1,470,963
PF Growth	13,420,882	406,804	-	232,365	3,994	28,712	13,628,027	704,291
PF Large-Cap Growth	20,226,335	178,773	-	2,161,749	175,471	335,827	18,754,657	1,709,631
PF Large-Cap Value	29,837,369	1,191,751	-	522,821	(5,689)	218,010	30,718,620	1,852,752
PF Main Street Core	30,273,022	800,017	-	522,822	467	210,002	30,760,686	2,142,109
PF Mid-Cap Equity	28,917,400	499,327	-	487,967	(23,747)	(548,277)	28,356,736	2,380,918
PF Mid-Cap Growth	11,857,662	236,235	-	203,320	3,641	(58,751)	11,835,467	1,365,106
PF Small-Cap Growth	14,069,404	96,155	-	494,803	21,988	353,889	14,046,633	924,121
PF Small-Cap Value	24,364,411	452,433	-	406,639	4,962	(235,772)	24,179,395	2,336,173
PF Real Estate	10,379,767	710,663	-	174,274	(12,079)	(1,027,310)	9,876,767	648,507
PF Emerging Markets	23,270,146	1,757,327	-	420,791	(20,090)	138,547	24,725,139	1,808,715
PF International Large-Cap	22,929,475	3,390,617	-	436,561	12,955	28,101	25,924,587	1,390,804
PF International Small-Cap	17,097,278	120,194	-	1,083,872	114,480	728,920	16,977,000	1,514,451
PF International Value	13,951,960	3,762,885	-	291,332	647	177,147	17,601,307	1,810,834
PF Absolute Return	-	1,745,589	-	23,587	(160)	(24,083)	1,697,759	172,187
PF Currency Strategies	17,300,088	566,129	-	3,451,670	(77,346)	(640,429)	13,696,772	1,449,394
PF Equity Long/Short	-	13,964,718	-	188,695	573	82,703	13,859,299	1,377,664
PF Global Absolute Return	13,506,118	73,708	-	6,799,786	73,079	(6,214)	6,846,905	681,284
PF Precious Metals	7,414,919	271,756	-	8,054,065	(1,333,218)	1,700,608	-	-
	$339,201,859	$30,954,092	$-	$30,851,352	($1,186,060)	$1,776,527	$339,895,066

Pacific Funds Diversified Alternatives
PF Inflation Managed	$322,386	$18,737	$-	$148,505	($3,366)	$1,878	$191,130	22,096
Pacific Funds Floating Rate Income	691,239	65,437	5,644	275,882	(5,607)	7,114	487,945	48,455
PF Emerging Markets Debt	781,749	44,225	-	341,244	(20,714)	43,469	507,485	56,014
PF Real Estate	360,686	21,683	-	175,965	8,120	(30,236)	184,288	12,100
PF Emerging Markets	585,662	35,023	-	325,141	(22,196)	42,188	315,536	23,082
PF International Small-Cap	-	370,512	-	4,075	(51)	(5,173)	361,213	32,222
PF Absolute Return	-	679,272	-	7,470	(67)	(9,383)	662,352	67,176
PF Currency Strategies	1,390,230	234,583	-	153,425	(5,546)	(60,124)	1,405,718	148,753
PF Equity Long/Short	-	617,520	-	6,791	(1)	3,599	614,327	61,066
PF Global Absolute Return	1,476,711	155,724	-	177,992	(740)	3,352	1,457,055	144,981
PF Precious Metals	166,805	935	-	175,993	(8,131)	16,384	-	-
	$5,775,468	$2,243,651	$5,644	$1,792,483	($58,299)	$13,068	$6,187,049

(1)	Purchase cost excludes distributions received and reinvested, if any.

(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds.

(3)	Net realized gain (loss) includes distributions from capital gains, if any, from the PF Underlying Funds.

As of June 30, 2015, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Alternatives	32.97%
Pacific Funds Limited Duration High Income	55.29%

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2015, the PF Global Absolute Return Fund had an unfunded loan commitment of $128,632 (see details in the Notes to Schedule of Investments).

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of June 30, 2015, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$388,761,123	$28,577,719	($5,686,023)	$22,891,696
Pacific Funds Portfolio Optimization Moderate-Conservative	520,207,220	62,674,564	(7,377,379)	55,297,185
Pacific Funds Portfolio Optimization Moderate	1,419,794,550	238,147,296	(11,120,903)	227,026,393
Pacific Funds Portfolio Optimization Growth	962,068,549	198,402,751	(4,214,788)	194,187,963
Pacific Funds Portfolio Optimization Aggressive-Growth	272,932,231	67,747,164	(784,329)	66,962,835
Pacific Funds Diversified Alternatives	6,308,731	48,606	(170,288)	(121,682)
PF Floating Rate Loan	106,991,976	656,113	(2,556,873)	(1,900,760)
PF Inflation Managed	154,181,015	984,288	(7,031,434)	(6,047,146)
PF Managed Bond	593,769,733	6,308,768	(13,587,669)	(7,278,901)
PF Short Duration Bond	147,323,905	667,454	(669,748)	(2,294)
Pacific Funds Short Duration Income	143,426,071	777,994	(792,217)	(14,223)
Pacific Funds Core Income	650,253,662	5,976,917	(8,183,085)	(2,206,168)
Pacific Funds Strategic Income	221,123,163	1,588,526	(5,306,919)	(3,718,393)
Pacific Funds Floating Rate Income	767,870,815	1,934,272	(26,020,682)	(24,086,410)
Pacific Funds Limited Duration High Income	42,360,725	203,913	(1,531,386)	(1,327,473)
Pacific Funds High Income	156,651,192	501,665	(3,133,038)	(2,631,373)
PF Emerging Markets Debt	132,356,046	1,521,420	(8,346,051)	(6,824,631)
PF Comstock	187,839,643	84,680,239	(4,950,274)	79,729,965
PF Growth	106,557,228	32,480,291	(843,190)	31,637,101
PF Large-Cap Growth	141,161,077	36,469,427	(563,223)	35,906,204
PF Large-Cap Value	219,741,419	133,761,007	(4,768,261)	128,992,746
PF Main Street Core	209,002,675	65,088,081	(5,843,910)	59,244,171
PF Mid-Cap Equity	186,860,141	23,004,818	(4,216,525)	18,788,293
PF Mid-Cap Growth	74,541,611	15,238,677	(6,013,667)	9,225,010
PF Small-Cap Growth	78,590,444	15,436,898	(1,310,475)	14,126,423
PF Small-Cap Value	164,703,032	16,335,332	(7,488,492)	8,846,840
PF Real Estate	31,124,797	16,867,369	(676,281)	16,191,088
PF Emerging Markets	126,361,254	26,965,814	(8,257,398)	18,708,416
PF International Large-Cap	140,405,722	64,018,690	(3,551,778)	60,466,912
PF International Small-Cap	124,486,575	15,500,898	(4,519,609)	10,981,289
PF International Value	123,087,375	16,171,784	(4,179,222)	11,992,562
PF Absolute Return	99,428,743	203,515	(2,765,240)	(2,561,725)
PF Currency Strategies	154,913,385	302,863	(130,038)	172,825
PF Equity Long/Short	112,025,283	19,181	—	19,181
PF Global Absolute Return	123,636,100	5,323,022	(7,475,874)	(2,152,852)

(1)	The difference between the total cost of investments on tax basis and total investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	August 28, 2015

/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	August 28, 2015